UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                          CERTIFIED SHAREHOLDER REPORT
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-2687
Name of Registrant: Vanguard Municipal Bond Funds

Address of Registrant: P.O. Box 2600
                            Valley Forge, PA 19482

Name and address of agent for service:      R. Gregory Barton, Esquire
                                            P.O. Box 876
                                            Valley Forge, PA 19482

Registrant's telephone number, including area code: (610) 669-1000

Date of fiscal year end:  October

Date of reporting period:  November 1, 2002 - April 30, 2003

Item 1: Reports to Shareholders

VANGUARD(R) MUNICIPAL BOND FUNDS

SEMIANNUAL REPORT

APRIL 30, 2003

VANGUARD(R) TAX-EXEMPT MONEY MARKET FUND VANGUARD(R) SHORT-TERM TAX-EXEMPT FUND VANGUARD(R) LIMITED-TERM TAX-EXEMPT FUND VANGUARD(R) INTERMEDIATE-TERM TAX-EXEMPT FUND VANGUARD(R) INSURED LONG-TERM TAX-EXEMPT FUND VANGUARD(R) LONG-TERM TAX-EXEMPT FUND VANGUARD(R) HIGH-YIELD TAX-EXEMPT FUND

THE VANGUARD GROUP LOGO(R)

ETERNAL PRINCIPLES

Markets change, but the principles of successful investing do not. During the past few years, radical upheaval in the stock market has displayed the power of this simple truth to dramatic effect.

     In the late 1990s, stocks experienced one of the greatest bull markets in financial history. Then, in March 2000, the longest downturn since the Great Depression began.

     In both bull and bear markets, however, the principles of successful investing are identical: balance, diversification, and attention to costs. Balance among stock, bond, and money market funds allows you to pursue long-term growth while moderating your risk. Diversification limits your exposure to the disasters that can befall any one security or sector. Attention to costs means you keep a larger share of any rewards produced by your investments.

     These principles are timeless. In fact, they're the basis of our very first mutual fund--Vanguard(R) Wellington(TM) Fund, a balanced portfolio established in 1929. Over time, balance, diversification, and attention to costs have proven to be the master keys to investment success.

--------------------------------------------------------------------------------
SUMMARY

* Six of the seven Vanguard Municipal Bond Funds outpaced the average returns of their peers during the period.

* During a period of heightened sensitivity to risk, both taxable and tax-exempt bonds provided solid returns.

* In a rare turn of events, the shortest-term tax-exempt securities provided higher yields than their fully taxable counterparts.
--------------------------------------------------------------------------------
CONTENTS

   1    Letter from the Chairman
   7    Report from the Adviser
  10    Fund Profiles
  17    Glossary of Investment Terms
  18    Performance Summaries
  22    Results of Proxy Voting
  23    Financial Statements
  42    Advantages of Vanguard.com

LETTER FROM THE CHAIRMAN

FELLOW SHAREHOLDER,

Most fixed income securities generated solid returns during the six months ended April 30, 2003, as declining interest rates boosted bond prices. Tax-exempt bonds performed especially well, outpacing U.S. Treasury securities.

     The Vanguard Municipal Bond Funds provided six-month returns ranging from 0.6% for the Tax-Exempt Money Market Fund to 4.3% for the Long-Term Tax-Exempt Fund's Admiral Shares. Of our seven funds, six returned more than the average for their respective peer groups. The exception, the Intermediate-Term Tax-Exempt Fund, matched the 3.2% return of its average rival.

     The table at left lists total returns for all share classes in our municipal bond portfolios. (Details on the per-share components of your fund's returns appear on page 5.) Total return is presented as the sum of capital return--the overall change in share price--and income return. With the exception of the Money Market Fund, all of the funds experienced meaningful price appreciation during the past six months. (The Money Market Fund maintained a share price of $1, as is expected but not guaranteed.)


-------------------------------------------------------------------------------
COMPONENTS OF TOTAL RETURNS                                    SIX MONTHS ENDED
                                                                  APRIL 30, 2003
--------------------------------------------------------------------------------
                                                                             SEC
VANGUARD                      TOTAL        INCOME        CAPITAL      ANNUALIZED
TAX-EXEMPT FUND              RETURN        RETURN         RETURN          YIELD*
--------------------------------------------------------------------------------
MONEY MARKET**                  0.6%          0.6%           0.0%          1.24%
SHORT-TERM
  Investor Shares               1.4           1.0            0.4           1.37
  Admiral Shares                1.5           1.1            0.4           1.45
LIMITED-TERM
  Investor Shares               2.7           1.7            1.0           2.12
  Admiral Shares                2.7           1.7            1.0           2.20
INTERMEDIATE-TERM
  Investor Shares               3.2           2.2            1.0           3.05
  Admiral Shares                3.2           2.2            1.0           3.12
INSURED LONG-TERM
  Investor Shares               4.0           2.3            1.7           3.47
  Admiral Shares                4.1           2.4            1.7           3.54
LONG-TERM
  Investor Shares               4.2           2.3            1.9           3.73
  Admiral Shares                4.3           2.4            1.9           3.80
HIGH-YIELD
  Investor Shares               3.9           2.6            1.3           4.28
  Admiral Shares                3.9           2.6            1.3           4.36
--------------------------------------------------------------------------------
* 7-day yield for the Tax-Exempt Money Market Fund; 30-day yield for the other funds.
** An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.


     The flip side of rising bond prices, however, is shrinking bond yields. The table also shows our funds' April 30 yields, all of which were down substantially from the levels of just six months ago. The steepest declines were experienced by those funds with the shortest maturities. For example, the yield of the Money Market Fund declined by about one-fourth (0.41 percentage point) to 1.24%. At the other end of the maturity spectrum, the yield of the Long-Term Tax-Exempt Fund's Investor Shares declined by a more modest 19 basis points (0.19 percentage point).


--------------------------------------------------------------------------------
MARKET BAROMETER TOTAL RETURNS PERIODS ENDED APRIL 30, 2003

                                              SIX            ONE            FIVE
BONDS                                      MONTHS           YEAR          YEARS*
--------------------------------------------------------------------------------
Lehman Aggregate Bond Index                   4.3%          10.5%           7.6%
  (Broad taxable market)
Lehman Municipal Bond Index                   3.6            8.5            6.3
Citigroup 3-Month Treasury Bill Index         0.6            1.5            4.0
--------------------------------------------------------------------------------
STOCKS
Russell 1000 Index (Large-caps)               4.8%         -13.5%          -2.3%
Russell 2000 Index (Small-caps)               7.6          -20.8           -2.5
Wilshire 5000 Index (Entire market)           5.0          -13.6           -2.6
MSCI All Country World Index Free
  ex USA (International)                      3.1          -15.2           -4.9
================================================================================
CPI
Consumer Price Index 1.4% 2.2% 2.5%
--------------------------------------------------------------------------------
*Annualized.


     It's worth noting that a bond fund's semiannual return includes just a half year's worth of interest income but reflects the full impact of any price changes resulting from interest rate trends. For a full-year perspective on the interplay of these components, we also present a 12-month breakdown of your fund's capital and income returns on page 4.

BONDS DEFIED EXPECTATIONS BY RISING

During the six months ended April 30, 2003, the Lehman Brothers Aggregate Bond Index--a broad measure of the taxable bond market--returned 4.3%. Despite intense fiscal pressure on state and local governments, municipal bonds also performed well, with the Lehman Municipal Bond Index returning 3.6%.The strong results are somewhat surprising given that bonds began the period with prices already high and yields very low, a situation that would generally portend unimpressive returns. Nonetheless, the bond market rallied further, largely as a result of two factors: First, the combination of war in Iraq and continuing gloom in the U.S. economy heightened investors' interest in the relative safety of fixed income securities. Second, corporate bonds rebounded as investors regained some confidence in the sector.

--------------------------------------------------------------------------------
Admiral(TM) Shares A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.
--------------------------------------------------------------------------------

     Long- and intermediate-term interest rates fell modestly during the period, and the yield of the

--------------------------------------------------------------------------------
TOTAL RETURNS                                                   SIX MONTHS ENDED
                                                                  APRIL 30, 2003
                                   ---------------------------------------------
                                                         AVERAGE
TAX-EXEMPT FUND                          VANGUARD      COMPETING
INVESTOR SHARES                              FUND          FUND*     DIFFERENCE
--------------------------------------------------------------------------------
Money Market                                 0.6%           0.3%           +0.3%
Short-Term                                   1.4            1.2            +0.2
Limited-Term                                 2.7            2.0            +0.7
Intermediate-Term                            3.2            3.2             0.0
Insured Long-Term                            4.0            3.7            +0.3
Long-Term                                    4.2            3.3            +0.9
High-Yield                                   3.9            2.7            +1.2
--------------------------------------------------------------------------------
*Derived from data provided by Lipper Inc.

3-month U.S. Treasury bill--a fair proxy for the shortest-term securities--declined 34 basis points (0.34 percentage point) to 1.11%. The pattern was the same in the municipal bond market, with short-term interest rates dropping more steeply than longer-term rates. The half-year saw one very unusual development: The shortest-term municipal securities, such as those in the Tax-Exempt Money Market Fund, provided higher yields than their taxable counterparts, even before accounting for the significant tax advantages of municipal notes.

STOCKS OPENED AND CLOSED STRONGLY

During the six months, the overall U.S. stock market (as measured by the Wilshire 5000 Total Market Index) returned 5.0%, a performance reflecting strong rallies at the beginning and end of the period. Inside these bookends, however, stock prices drifted lower.

TALENTED MANAGERS AND LOW COSTS CARRIED THE DAY

The Vanguard Municipal Bond Funds made the most of a favorable six months for bond investors. Six of the seven funds outperformed the average returns of their peer funds, as shown in the above table.

     The Intermediate-Term Fund matched its peers' average result. This fund's performance was hampered somewhat by its holdings in airline-related bonds, which are municipal securities issued to finance airport improvements and expansions. The prices of these bonds have declined as the airline industry continues to experience one of the worst periods in its history. To a lesser extent, airline-related securities were also a drag on some of our other tax-exempt funds, but these funds kept ahead of peer averages thanks both to generally good security selection by Vanguard's Fixed Income Group and to our low operating costs.

--------------------------------------------------------------------------------

Six of the seven municipal bond funds outperformed their average rivals. The Intermediate-Term Fund matched its average peer.

--------------------------------------------------------------------------------

     The High-Yield Tax-Exempt Fund's margin of outperformance was especially impressive: Its return was more than a percentage point higher than the average for peer funds. The fund benefited from its customary emphasis on higher-quality issues within the high-yield sector, as these securities outperformed those with lower credit ratings during the six-month period. Our fund's low costs also contributed significantly to its advantage. The annualized expense ratio of the High-Yield Fund's Investor Shares for the half-year was 0.17%, while the average competing fund charged an imposing 1.24%. Such a difference is particularly notable in the municipal market, where yields are typically lower than in the taxable bond market or the stock market. When yields are lower, investment costs have a proportionally larger impact. If a stock fund returns 10% a year, an expense ratio of 1% may not seem egregious. In a municipal bond fund returning 3% a year, however, 1% is very substantial.

     All of our municipal bond funds had notably lower expenses than their average peers. Five of the seven funds' Investor Shares had expense ratios of 0.17%, while the Money Market Fund incurred annualized operating costs equal to 0.16% of its average net assets and the Long-Term Fund had an expense ratio of 0.18%. The funds' Admiral Shares had even lower expenses than the Investor Shares.

--------------------------------------------------------------------------------
COMPONENTS OF TOTAL RETURNS                                  TWELVE MONTHS ENDED
                                                                  APRIL 30, 2003
                                   ---------------------------------------------
TAX-EXEMPT FUND                             TOTAL         INCOME         CAPITAL
INVESTOR SHARES                            RETURN         RETURN          RETURN
--------------------------------------------------------------------------------
Money Market                                  1.3%           1.3%           0.0%
Short-Term                                    3.1            2.4            0.7
Limited-Term                                  5.5            3.7            1.8
Intermediate-Term                             6.2            4.4            1.8
Insured Long-Term                             9.1            4.8            4.3
Long-Term                                     8.8            4.9            3.9
High-Yield                                    6.4            5.4            1.0
--------------------------------------------------------------------------------

     Low costs also allow our experienced fund managers to do what they do best: select securities and structure portfolios so as to deliver superior long-term performance while strictly controlling risk. Because our managers aren't fighting against a crushing expense burden, they feel no pressure to chase suspect securities, or engage in iffy trading strategies, in a quest for return.

DIVERSIFICATION: THE PRUDENT RESPONSE

During the stock market's long downturn, municipal and taxable bonds have provided strong returns. The lesson is not that bonds are a better asset class, but that a long-term portfolio should be diversified across stock, bond, and money market funds. Bonds won't always lead, and stocks won't always lag. Over time, diversification has proven to be the only prudent strategy in the face of changing market conditions.

     That's why we advise investors to establish an allocation of stock, bond, and money market funds consistent with their goals, time horizon, risk tolerance, and unique financial circumstances. Our municipal bond funds can play an important role in a diversified portfolio, providing both income and some counterweight to the ups and downs of the stock market.

Sincerely,

/S/ JOHN J. BRENNAN
John J. Brennan
Chairman and Chief Executive Officer

MAY 14, 2003




--------------------------------------------------------------------------------
FUND STATISTICS                                  OCTOBER 31, 2002-APRIL 30, 2003

                                 NET ASSET VALUE
                                      PER SHARE                   SIX MONTHS
                              -----------------------      ---------------------
                              OCTOBER 31,   APRIL 30,        INCOME      CAPITAL
TAX-EXEMPT FUND                      2002       2003      DIVIDENDS        GAINS
--------------------------------------------------------------------------------
MONEY MARKET                       $ 1.00     $ 1.00         $0.006      $0.000
SHORT-TERM
  Investor Shares                   15.73      15.79          0.167       0.000
  Admiral Shares                    15.73      15.79          0.172       0.000
LIMITED-TERM
  Investor Shares                   11.00      11.11          0.184       0.000
  Admiral Shares                    11.00      11.11          0.188       0.000
INTERMEDIATE-TERM
  Investor Shares                   13.55      13.65          0.286       0.040
  Admiral Shares                    13.55      13.65          0.290       0.040
INSURED LONG-TERM
  Investor Shares                   12.85      12.99          0.287       0.083
  Admiral Shares                    12.85      12.99          0.291       0.083
LONG-TERM
  Investor Shares                   11.36      11.52          0.264       0.051
  Admiral Shares                    11.36      11.52          0.268       0.051
HIGH-YIELD
  Investor Shares                   10.54      10.68          0.267       0.000
  Admiral Shares                    10.54      10.68          0.270       0.000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
IAN MACKINNON TO RETIRE

Vanguard Managing Director Ian A. MacKinnon, who has served this company and its shareholders for more than two decades as head of our Fixed Income Group, will retire on June 30. It's impossible to adequately summarize Ian's many accomplishments, but I must express my deep gratitude to him for establishing our fixed-income practices and philosophy, and serving our shareholders with great skill, integrity, and commitment since he started up our Fixed Income Group in 1981. He will leave behind an outstanding performance record in our money market and bond funds, a tradition of excellence, and a terrific team of investment professionals. We wish him the very best.

Robert F. Auwaerter, who also has more than 20 years' experience managing Vanguard's fixed income funds, will oversee all of the group's portfolio management activities.

George U. Sauter, managing director of our Quantitative Equity Group, will assume overall responsibility for the Fixed Income Group in the newly created position of chief investment officer.

--John J. Brennan
--------------------------------------------------------------------------------

REPORT FROM THE ADVISER

During the six months ended April 30, 2003, six of the seven Vanguard Municipal Bond Funds earned total returns that topped those of their average mutual fund peers. However, the yield of each of our funds was lower than it was six months ago, reflecting the declining level of interest rates.

THE INVESTMENT ENVIRONMENT

The economy appears to be muddling along. The nation's inflation-adjusted gross domestic product is growing but hardly by leaps and bounds. First-quarter real GDP expanded at an annual rate of 1.9%, up from a rate of 1.4% in the final three months of 2002.

     Other economic data have been mixed. Consumer confidence fell dramatically during the prelude to the war in Iraq but bounced back shortly after the major hostilities there ended. However, the post-war "relief rally" in sentiment has been anemic at best. Manufacturers continue to struggle, and business investment has shown few signs of improvement.

     Economic weakness has persisted despite a level of interest rates not seen since the 1950s. After an extended string of cuts, the target federal funds rate stands at 1.25%. The Federal Reserve Board has signaled that rate cuts are on hold for now and seems to be taking a "do whatever it takes" attitude to preserve a recovery. Inflation is no longer a concern--the core rate of inflation in consumer prices (which excludes food and energy prices) was just 1.5% for the 12 months ended April 30. Although unlikely, deflation has recently emerged as a threat.

--------------------------------------------------------------------------------
INVESTMENT PHILOSOPHY

Each fund holds a diversified group of municipal bonds designed to produce a high level of current, tax-exempt income consistent with each fund's maturity and quality mandates. In managing the funds, Vanguard Fixed Income Group follows a disciplined investment policy, meeting well-defined standards for credit quality and keeping each fund within its stated maturity range, while seeking to exceed, with reasonable consistency over the long term, average returns achieved by comparable funds.
--------------------------------------------------------------------------------

     Some market observers are predicting another Fed rate cut. Federal Reserve Chairman Alan Greenspan hasn't tipped his hand, saying in recent testimony before Congress only that the Fed intends to help keep the economy moving.

     Overall, it appears as though consumers are still carrying the economy on their backs. However, they are showing signs of tiring. Unemployment rose to 6% in April, sending a chill throughout the labor market.

     The economy's bright spot is still the housing market. Price increases seem to be holding and financing remains at extremely attractive levels, thanks to low--and falling--interest rates.


--------------------------------------------------------------------------------
YIELDS ON MUNICIPAL BONDS
(AAA RATED GENERAL-OBLIGATION ISSUES)
                                                                          CHANGE
MATURITY               APRIL 30, 2003       OCTOBER 31, 2002      (BASIS POINTS)
--------------------------------------------------------------------------------
2 years                   1.37%                   1.70%                     -33
5 years                   2.44                    2.66                      -22
10 years                  3.54                    3.64                      -10
30 years                  4.61                    4.92                      -31
--------------------------------------------------------------------------------
Source: The Vanguard Group.


MUNIS TOP TREASURIES, BUT ALL IS NOT ROSY IN THE MUNI WORLD

Municipal securities outperformed U.S. Treasury securities during the recent bond market rally. For munis, prices rose--and yields fell--across maturities. A good portion of the outperformance occurred during the later stages of the six-month period, when muni prices rose more than Treasury prices. The table above provides details on the decline in muni yields.

     State tax revenues continued to fall in the fiscal half-year, and the declines created large state and local government budget gaps. Cuts in government services and staffs have been ongoing, but these moves haven't helped balance many budgets. It still remains politically difficult to raise taxes, although many municipalities are considering this option out of desperation.

     Most states are also looking at one-time revenue enhancement options, such as securitizing tobacco-settlement payments, or are focusing on multiple smaller usage-based tax increases. The issuance of tobacco-settlement debt has recently swept the tax-exempt market. Lately, these issues have run into trouble as a result of potentially large litigation settlement awards in individual and class action suits against the tobacco companies. Because of this, it now appears that states will be forced to focus on other means to raise funds until the market obtains a clear view of the durability of tobacco-settlement payments. (The Vanguard Municipal Bond Funds do not currently own any tobacco-related debt.)

     The difficulties of several major airline carriers affected the municipal debt market. Particularly troublesome was the filing by UAL (the parent of United Airlines) for reorganization under Chapter 11 of the federal bankruptcy laws. Separately, in early 2003, American Airlines came close to filing for bankruptcy but averted the move after successful negotiations with its unions to restructure labor costs and further cost-cutting. American still remains in a difficult and critical condition. The Vanguard Municipal Bond Funds own "special facilities" debt from both United Airlines and American in their portfolios.

DEBT SUPPLY RISES

During the half-year, the supply of municipal debt increased 16.6% from the same period a year earlier. As noted in our annual report to you six months ago, there were several large municipal refinancings and restructuring issues early in the fiscal period, including a New York Metropolitan Transportation Authority issue that totaled $15.6 billion. In addition, the State of California brought to market the largest single municipal offering ($10.8 billion) in history. The proceeds will be used to reimburse the state for expenditures resulting from the energy crisis in 2001 and to stabilize California's energy needs. The State of California has also experienced several credit downgrades as a result of its significant and troublesome budget deficit. What's more, New York City is still having financial difficulty related to the September 11, 2001, tragedy. The loss of jobs and the decrease in economic activity since the tragedy have created budget deficits that are requiring ongoing tax-exempt financing.

MUNIS OFFER GOOD VALUE FOR MANY INVESTORS

During the six months, municipal bonds offered terrific value. The yield of a 2-year, tax-exempt municipal note on April 30 was 1.37%, just a bit lower than the 1.48% yield of a comparable Treasury security, whose income is subject to federal tax. For longer AAA-quality maturities, 5-year notes offered 89% of the yield of Treasuries; 10-year notes, 92%; and 30-year bonds, 97%.

     Of course, such value is not always available in the municipal bond market. But for many investors, well-managed, low-cost portfolios of municipal bonds can be an integral part of a diversified investment program. With yields at such low levels--money market yields were hovering around 1% on April 30--low costs are especially valuable.



IAN A. MACKINNON, Managing Director
CHRISTOPHER M. RYON, Principal
PAMELA WISEHAUPT TYNAN, Principal
REID O. SMITH, Principal
Vanguard Fixed Income Group

MAY 23, 2003

--------------------------------------------------------------------------------
FUND PROFILES                                               AS OF APRIL 30, 2003

These Profiles provide snapshots of each fund's characteristics, compared where indicated with both an appropriate market index and a broad market index. Key terms are defined on page 17.


TAX-EXEMPT MONEY MARKET FUND
-----------------------------------------
FINANCIAL ATTRIBUTES

Yield                                1.2%
Average Maturity                  20 days
Average Quality                     MIG-1
Expense Ratio                      0.16%*
-----------------------------------------

------------------------------------------------------
DISTRIBUTION BY CREDIT QUALITY (% OF PORTFOLIO)

MIG-1/SP-1                                       69.4%
A-1/P-1                                          28.0
A-2/MIG-2                                         1.0
AAA                                               1.6
------------------------------------------------------
Total                                           100.0%
------------------------------------------------------

------------------------------------------------------
LARGEST STATE CONCENTRATIONS (% OF TOTAL NET ASSETS)

Texas                                            12.3%
Illinois                                          9.8
California                                        6.6
Michigan                                          5.4
Pennsylvania                                      5.0
Florida                                           4.2
Colorado                                          4.0
New York                                          4.0
Georgia                                           3.8
Massachusetts                                     3.2
------------------------------------------------------
Top Ten                                          58.3%
------------------------------------------------------
*Annualized.

SHORT-TERM TAX-EXEMPT FUND
--------------------------------------------------------------------------------
FINANCIAL ATTRIBUTES
                                                 COMPARATIVE              BROAD
                                     FUND             INDEX*            INDEX**
--------------------------------------------------------------------------------
Number of Issues                      400              5,765             46,235
Yield                                                    1.8%               3.6%
  Investor Shares                     1.4%
  Admiral Shares                      1.5%
Yield to Maturity                     1.5%                --                 --
Average Coupon                        3.5%              5.2%               5.2%
Average Maturity                 440 days          2.9 years         13.8 years
Average Quality                       AA+                AA+                AA+
Average Duration                1.1 years          2.5 years          7.8 years
Expense Ratio                                             --                 --
  Investor Shares                  0.17%+
  Admiral Shares                   0.11%+
Cash Investments                      0.3%                --                 --
--------------------------------------------------------------------------------

------------------------------------------------
DISTRIBUTION BY CREDIT QUALITY (% OF PORTFOLIO)

AAA                                        32.2%
AA                                         62.6
A                                           3.4
BBB                                         1.7
BB                                          0.1
B                                           0.0
Not Rated                                   0.0
------------------------------------------------
Total                                     100.0%
------------------------------------------------

------------------------------------------------
DISTRIBUTION BY MATURITY (% OF PORTFOLIO)

Under 1 Year                               51.1%
1-3 Years                                  38.5
3-5 Years                                  10.4
Over 5 Years                                0.0
------------------------------------------------
Total                                     100.0%
------------------------------------------------

-------------------------------------------------------------------
VOLATILITY MEASURES
                                 COMPARATIVE                  BROAD
                      FUND            INDEX*    FUND        INDEX**
-------------------------------------------------------------------
R-Squared             0.89              1.00    0.62           1.00
Beta                  0.42              1.00    0.19           1.00
-------------------------------------------------------------------


---------------------------------
INVESTMENT FOCUS

CREDIT QUALITY               HIGH
AVERAGE MATURITY            SHORT
---------------------------------

----------------------------------------------------
LARGEST STATE CONCENTRATIONS (% OF TOTAL NET ASSETS)

Texas                                          11.1%
Pennsylvania                                    7.8
California                                      6.9
Illinois                                        5.5
New York                                        7.3
Georgia                                         3.8
Michigan                                        3.8
Massachusetts                                   3.7
Nevada                                          3.7
Ohio                                            3.6
----------------------------------------------------
Top Ten                                        57.2%
----------------------------------------------------
 *Lehman 3 Year Municipal Bond Index.
**Lehman Municipal Bond Index.
+Annualized.

                                                            VISIT OUR WEBSITE AT
                                                                WWW.VANGUARD.COM
                                         FOR REGULARLY UPDATED FUND INFORMATION.

LIMITED-TERM TAX-EXEMPT FUND
--------------------------------------------------------------------------------
FINANCIAL ATTRIBUTES

                                         COMPARATIVE                       BROAD
                                                FUND         INDEX*      INDEX**
--------------------------------------------------------------------------------
Number of Issues                                 616          5,765       46,235
Yield                                                          1.8%         3.6%
  Investor Shares                               2.1%
  Admiral Shares                                2.2%
Yield to Maturity                               2.1%             --           --
Average Coupon                                  4.3%           5.2%         5.2%
Average Maturity                           2.9 years      2.9 years   13.8 years
Average Quality                                  AA+            AA+          AA+
Average Duration                           2.6 years      2.5 years    7.8 years
Expense Ratio                                                    --           --
  Investor Shares                             0.17%+
  Admiral Shares                              0.11%+
Cash Investments                                0.7%             --           --
--------------------------------------------------------------------------------

----------------------------------------------------
DISTRIBUTION BY CREDIT QUALITY (% OF PORTFOLIO)

AAA                                            47.3%
AA                                             42.6
A                                               5.8
BBB                                             3.8
BB                                              0.5
B                                               0.0
Not Rated                                       0.0
----------------------------------------------------
Total                                         100.0%
----------------------------------------------------

-------------------------------------------
DISTRIBUTION BY MATURITY (% OF PORTFOLIO)

Under 1 Year                          24.0%
1-3 Years                             23.7
3-5 Years                             34.8
Over 5 Years                          17.5
-------------------------------------------
Total                                100.0%
-------------------------------------------

-----------------------------------------------------------------------
VOLATILITY MEASURES
                                    COMPARATIVE                   BROAD
                      FUND               INDEX*       FUND      INDEX**
-----------------------------------------------------------------------
R-Squared             0.96                 1.00       0.84        1.00
Beta                  1.01                 1.00       0.51        1.00
-----------------------------------------------------------------------

-----------------------------
INVESTMENT FOCUS

CREDIT QUALITY           HIGH
AVERAGE MATURITY        SHORT
-----------------------------


-----------------------------------------------------
LARGEST STATE CONCENTRATIONS (% OF TOTAL NET ASSETS)

Texas                                           13.1%
New York                                         8.1
Illinois                                         5.6
California                                       5.2
Massachusetts                                    4.8
Michigan                                         4.1
Florida                                          4.1
Colorado                                         4.0
Ohio                                             3.9
Georgia                                          3.8
----------------------------------------------------
Top Ten                                         56.7%
-----------------------------------------------------
 *Lehman 3 Year Municipal Bond Index.
**Lehman Municipal Bond Index.
+Annualized.

INTERMEDIATE-TERM TAX-EXEMPT FUND
--------------------------------------------------------------------------------
FINANCIAL ATTRIBUTES
                                                    COMPARATIVE            BROAD
                                           FUND         INDEX*           INDEX**
--------------------------------------------------------------------------------
Number of Issues                          1,152           5,430           46,235
Yield                                                      3.0%             3.6%
  Investor Shares                          3.1%
  Admiral Shares                           3.1%
Yield to Maturity                          3.2%              --               --
Average Coupon                             4.5%            5.3%             5.2%
Average Maturity                      6.1 years       6.9 years       13.8 years
Average Quality                             AA+             AA+              AA+
Average Duration                      4.9 years       5.4 years        7.8 years
Expense Ratio                                               --               --
  Investor Shares                        0.17%+
  Admiral Shares                         0.11%+
Cash Investments                           1.2%              --               --
--------------------------------------------------------------------------------

-----------------------------------------------
DISTRIBUTION BY CREDIT QUALITY (% OF PORTFOLIO)

AAA                                       70.5%
AA                                        20.1
A                                          4.1
BBB                                        4.5
BB                                         0.5
B                                          0.2
Not Rated                                  0.1
-----------------------------------------------
Total                                    100.0%
-----------------------------------------------

-----------------------------------------
DISTRIBUTION BY MATURITY (% OF PORTFOLIO)

Under 1 Year                        14.4%
1-5 Years                           18.7
5-10 Years                          56.6
10-20 Years                          8.2
20-30 Years                          1.1
Over 30 Years                        1.0
-----------------------------------------
Total                              100.0%
-----------------------------------------

-----------------------------------------------------------------------
VOLATILITY MEASURES
                                 COMPARATIVE                      BROAD
                         FUND      INDEX*         FUND          INDEX**
-----------------------------------------------------------------------
R-Squared                0.96        1.00         0.96            1.00
Beta                     0.90        1.00         0.89            1.00
-----------------------------------------------------------------------

-----------------------------
INVESTMENT FOCUS

CREDIT QUALITY           HIGH
AVERAGE MATURITY       MEDIUM
-----------------------------

----------------------------------------------------
LARGEST STATE CONCENTRATIONS (% OF TOTAL NET ASSETS)

New York                                       11.1%
Texas                                          10.4
California                                      9.7
Massachusetts                                   7.1
New Jersey                                      6.2
Illinois                                        5.0
Pennsylvania                                    4.3
Florida                                         3.9
Colorado                                        3.8
Georgia                                         3.7
----------------------------------------------------
Top Ten                                        65.2%
----------------------------------------------------
 *Lehman 7 Year Municipal Bond Index.
**Lehman Municipal Bond Index.
+Annualized.


                                                            VISIT OUR WEBSITE AT
                                                                WWW.VANGUARD.COM
                                         FOR REGULARLY UPDATED FUND INFORMATION.

INSURED LONG-TERM TAX-EXEMPT FUND
--------------------------------------------------------------------------------
FINANCIAL ATTRIBUTES
                                                    COMPARATIVE            BROAD
                                        FUND             INDEX*          INDEX**
--------------------------------------------------------------------------------
Number of Issues                         301              8,716           46,235
Yield                                                       3.5%            3.6%
  Investor Shares                        3.5%
  Admiral Shares                         3.5%
Yield to Maturity                        3.6%                --               --
Average Coupon                           4.5%              5.2%             5.2%
Average Maturity                   8.5 years          9.9 years       13.8 years
Average Quality                          AAA                AA+              AA+
Average Duration                   6.6 years           6.8 years       7.8 years
Expense Ratio                                                --               --
  Investor Shares                     0.17%+
  Admiral Shares                      0.11%+
Cash Investments                        0.0%                 --               --
--------------------------------------------------------------------------------

------------------------------------------------
DISTRIBUTION BY CREDIT QUALITY (% OF PORTFOLIO)

AAA                                        93.2%
AA                                          6.8
A                                           0.0
BBB                                         0.0
BB                                          0.0
B                                           0.0
Not Rated                                   0.0
------------------------------------------------
Total                                     100.0%
------------------------------------------------

-----------------------------------------
DISTRIBUTION BY MATURITY (% OF PORTFOLIO)

Under 1 Year                        13.3%
1-5 Years                           12.9
5-10 Years                          47.6
10-20 Years                         20.8
20-30 Years                          4.2
Over 30 Years                        1.2
-----------------------------------------
Total                              100.0%
-----------------------------------------

-----------------------------------------------------------------------
VOLATILITY MEASURES
                                    COMPARATIVE                  BROAD
                      FUND               INDEX*       FUND      INDEX**
-----------------------------------------------------------------------
R-Squared             0.97                 1.00       0.98         1.00
Beta                  1.09                 1.00       1.20         1.00
-----------------------------------------------------------------------

-----------------------------------
INVESTMENT FOCUS

CREDIT QUALITY                 HIGH
AVERAGE MATURITY               LONG
-----------------------------------

----------------------------------------------------
LARGEST STATE CONCENTRATIONS (% OF TOTAL NET ASSETS)

Texas 10.0%
New York 9.9
California 8.0
New Jersey 7.7
Illinois 7.5
Pennsylvania 5.7
Colorado 5.4
Massachusetts 5.1
Hawaii 4.6
Georgia 3.8
----------------------------------------------------
Top Ten 67.7%
----------------------------------------------------
 *Lehman 10 Year Municipal Bond Index.
**Lehman Municipal Bond Index.
 +Annualized.

LONG-TERM TAX-EXEMPT FUND
--------------------------------------------------------------------------------
FINANCIAL ATTRIBUTES
                                                     COMPARATIVE           BROAD
                                    FUND                  INDEX*         INDEX**
--------------------------------------------------------------------------------
Number of Issues                     242                  8,716           46,235
Yield                                                      3.5%             3.6%
  Investor Shares                   3.7%
  Admiral Shares                    3.8%
Yield to Maturity                   3.7%                     --              --
Average Coupon                      3.8%                   5.2%             5.2%
Average Maturity               9.1 years              9.9 years       13.8 years
Average Quality                      AA+                    AA+              AA+
Average Duration               7.2 years              6.8 years        7.8 years
Expense Ratio                                                --               --
  Investor Shares                 0.18%+
  Admiral Shares                  0.11%+
Cash Investments                    1.3%                     --               --
--------------------------------------------------------------------------------

----------------------------------------------------
DISTRIBUTION BY CREDIT QUALITY (% OF PORTFOLIO)

AAA                                            71.1%
AA                                             19.2
A                                               4.4
BBB                                             5.2
BB                                              0.0
B                                               0.1
Not Rated                                       0.0
----------------------------------------------------
Total                                         100.0%
----------------------------------------------------

-----------------------------------------
DISTRIBUTION BY MATURITY (% OF PORTFOLIO)

Under 1 Year                         8.6%
1-5 Years                             7.5
5-10 Years                           53.3
10-20 Years                          23.1
20-30 Years                           5.7
Over 30 Years                         1.8
-----------------------------------------
Total                              100.0%
-----------------------------------------

-----------------------------------------------------------------------
VOLATILITY MEASURES
                                  COMPARATIVE                   BROAD
                      FUND             INDEX*        FUND       INDEX**
-----------------------------------------------------------------------
R-Squared             0.95               1.00        0.97          1.00
Beta                  1.13               1.00        1.24          1.00
-----------------------------------------------------------------------

-----------------------------
INVESTMENT FOCUS

CREDIT QUALITY           HIGH
AVERAGE MATURITY         LONG
-----------------------------

----------------------------------------------------
LARGEST STATE CONCENTRATIONS (% OF TOTAL NET ASSETS)

Texas                                          18.3%
California                                     10.9
New York                                       10.7
Illinois                                        7.3
Massachusetts                                   6.2
Colorado                                        4.3
Michigan                                        3.7
Georgia                                         3.5
Pennsylvania                                    3.5
Louisiana                                       2.5
----------------------------------------------------
Top Ten                                        70.9%
----------------------------------------------------
 *Lehman 10 Year Municipal Bond Index.
**Lehman Municipal Bond Index.
+Annualized.

                                                            VISIT OUR WEBSITE AT
                                                                WWW.VANGUARD.COM
                                         FOR REGULARLY UPDATED FUND INFORMATION.

HIGH-YIELD TAX-EXEMPT FUND
--------------------------------------------------------------------------------
FINANCIAL ATTRIBUTES
                                                    COMPARATIVE            BROAD
                                        FUND             INDEX*          INDEX**
--------------------------------------------------------------------------------
Number of Issues                         367              8,716           46,235
Yield                                                      3.5%             3.6%
  Investor Shares                       4.3%
  Admiral Shares                        4.4%
Yield to Maturity                       4.6%                 --               --
Average Coupon                          4.5%               5.2%             5.2%
Average Maturity                   8.3 years          9.9 years       13.8 years
Average Quality                           A+                AA+              AA+
Average Duration                   6.1 years          6.8 years        7.8 years
Expense Ratio                                                --               --
  Investor Shares                     0.17%+
  Admiral Shares                      0.11%+
Cash Investments                        1.8%                 --               --
--------------------------------------------------------------------------------


-----------------------------------------------
DISTRIBUTION BY CREDIT QUALITY (% OF PORTFOLIO)

AAA                                       40.9%
AA                                        17.0
A                                         12.8
BBB                                       17.2
BB                                         4.3
B                                          1.2
Not Rated                                  6.6
-----------------------------------------------
Total                                    100.0%
-----------------------------------------------

-----------------------------------------
DISTRIBUTION BY MATURITY (% OF PORTFOLIO)

Under 1 Year                        13.6%
1-5 Years                           13.7
5-10 Years                          49.7
10-20 Years                         12.2
20-30 Years                          8.2
Over 30 Years                        2.6
-----------------------------------------
Total                              100.0%
-----------------------------------------

-----------------------------------------------------------------------
VOLATILITY MEASURES

                                    COMPARATIVE                   BROAD
                          FUND           INDEX*    FUND         INDEX**
-----------------------------------------------------------------------
R-Squared                 0.86             1.00    0.90            1.00
Beta                      0.83             1.00    0.92            1.00
-----------------------------------------------------------------------

------------------------------
INVESTMENT FOCUS

CREDIT QUALITY          MEDIUM
AVERAGE MATURITY          LONG
------------------------------

----------------------------------------------------
LARGEST STATE CONCENTRATIONS (% OF TOTAL NET ASSETS)

New York                                       12.0%
California                                     10.8
Texas                                           8.2
Illinois                                        5.8
New Jersey                                      5.8
Massachusetts                                   4.7
Pennsylvania                                    4.5
Virginia                                        4.0
Colorado                                        3.5
Ohio                                            3.4
----------------------------------------------------
Top Ten                                        62.7%
----------------------------------------------------
 *Lehman 10 Year Municipal Bond Index.
**Lehman Municipal Bond Index.
 +Annualized.

                                                            VISIT OUR WEBSITE AT
                                                                WWW.VANGUARD.COM
                                         FOR REGULARLY UPDATED FUND INFORMATION.

GLOSSARY OF INVESTMENT TERMS

AVERAGE COUPON. The average interest rate paid on the securities held by a fund. It is expressed as a percentage of face value.
--------------------------------------------------------------------------------
AVERAGE DURATION. An estimate of how much a bond fund's share price will fluctuate in response to a change in interest rates. To see how the price could shift, multiply the fund's duration by the change in rates. If interest rates rise by one percentage point, the share price of a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the fund's share price would rise by 5%.
--------------------------------------------------------------------------------
AVERAGE MATURITY. The average length of time until securities held by a fund reach maturity (or are called) and are repaid. In general, the longer the average maturity, the more a fund's share price will fluctuate in response to changes in market interest rates.
--------------------------------------------------------------------------------
AVERAGE QUALITY. An indicator of credit risk, this figure is the average of the ratings assigned to a fund's holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer's ability to meet its obligations. Quality is graded on a scale, with Aaa or AAA indicating the most creditworthy bond issuers and A-1 or MIG-1 indicating the most creditworthy issuers of money market securities.
--------------------------------------------------------------------------------
BETA. A measure of the magnitude of a fund's past share-price fluctuations in relation to the ups and downs of a comparative index and an overall market index. Each index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. However, a fund's beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the benchmark, and the less reliable beta is as an indicator of volatility.
--------------------------------------------------------------------------------
CASH INVESTMENTS. The percentage of a fund's net assets invested in "cash equivalents"--highly liquid, short-term, interest-bearing securities. This figure does not include cash invested in futures contracts to simulate bond investment.
--------------------------------------------------------------------------------
EXPENSE RATIO. The percentage of a fund's average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.
--------------------------------------------------------------------------------
LARGEST STATE CONCENTRATIONS. An indicator of diversification. The less concentrated a fund's holdings of bonds, the less the fund will be hurt by any financial problems in a single state or region.
--------------------------------------------------------------------------------
R-SQUARED. A measure of how much of a fund's past returns can be explained by the returns from the market in general, as measured by a comparative index or an overall market index. If a fund's total returns were precisely synchronized with an index's returns, its R-squared would be 1.00. If the fund's returns bore no relationship to the index's returns, its R-squared would be 0.
--------------------------------------------------------------------------------
YIELD. A snapshot of a fund's interest income. The yield, expressed as a percentage of the fund's net asset value, is based on income earned over the past 30 days (7 days for money market funds) and is annualized, or projected forward for the coming year.
--------------------------------------------------------------------------------
YIELD TO MATURITY. The rate of return an investor would receive if the securities held by a fund were held to their maturity dates. (degree)
--------------------------------------------------------------------------------

PERFORMANCE SUMMARIES AS OF APRIL 30, 2003

All of the returns in this report represent past performance, which cannot be used to predict future returns that may be achieved by the funds. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Tax-Exempt Money Market Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. For bond funds, both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The annualized yield shown for the money market fund reflects the current earnings of the fund more closely than do the total returns.


TAX-EXEMPT MONEY MARKET FUND
------------------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) OCTOBER 31, 1992-APRIL 30, 2003
------------------------------------------------------------------------
                                  TAX-EXEMPT                     AVERAGE
                             MONEY MARKET FUND                     FUND*
FISCAL                              TOTAL                          TOTAL
YEAR                               RETURN                         RETURN
------------------------------------------------------------------------
1993                                 2.5%                           2.0%
1994                                 2.5                            2.1
1995                                 3.7                            3.3
1996                                 3.4                            3.0
1997                                 3.5                            3.0
1998                                 3.4                            3.0
------------------------------------------------------------------------
* Average Tax-Exempt Money Market Fund; derived from data provided by Lipper Inc. **Six months ended April 30, 2003.
Note: See Financial Highlights table on page 29 for dividend information.
------------------------------------------------------------------------
                                  TAX-EXEMPT                     AVERAGE
                             MONEY MARKET FUND                     FUND*
FISCAL                              TOTAL                          TOTAL
YEAR                               RETURN                         RETURN
------------------------------------------------------------------------
1999                                 3.1%                           2.6%
2000                                 3.9                            3.4
2001                                 3.2                            2.6
2002                                 1.5                            0.9
2003**                               0.6                            0.3
------------------------------------------------------------------------
SEC 7-Day Annualized Yield (4/30/2003): 1.24%



--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED MARCH 31, 2003

This table presents average annual total returns through the latest calendar quarter--rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

                                                                       TEN YEARS
                              INCEPTION      ONE    FIVE  ----------------------
                                 DATE       YEAR   YEARS  CAPITAL  INCOME  TOTAL
--------------------------------------------------------------------------------
Tax-Exempt Money Market Fund    6/10/1980  1.31%   2.81%    0.00%  3.01%   3.01%
--------------------------------------------------------------------------------

SHORT-TERM TAX-EXEMPT FUND
--------------------------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) OCTOBER 31, 1992-APRIL 30, 2003
--------------------------------------------------------------------------------
                                    SHORT-TERM TAX-EXEMPT FUND
                                         INVESTOR SHARES                 LEHMAN*
FISCAL                         CAPITAL        INCOME       TOTAL           TOTAL
YEAR                            RETURN        RETURN      RETURN          RETURN
--------------------------------------------------------------------------------
1993                              0.3%          3.9%        4.2%            6.6%
1994                             -1.3           3.5         2.2             1.4
1995                              1.2           4.1         5.3             8.0
1996                             -0.1           4.0         3.9             4.5
1997                              0.0           4.0         4.0             5.5
1998                              0.5           4.0         4.5             5.7
--------------------------------------------------------------------------------
                                    SHORT-TERM TAX-EXEMPT FUND
                                          INVESTOR SHARES                LEHMAN*
FISCAL                         CAPITAL        INCOME       TOTAL           TOTAL
YEAR                            RETURN        RETURN      RETURN          RETURN
--------------------------------------------------------------------------------
1999                             -1.0%          3.7%        2.7%            2.2%
2000                              0.1           4.1         4.2             4.9
2001                              1.5           4.2         5.7             8.7
2002                             -0.1           2.9         2.8             4.8
2003**                            0.4           1.0         1.4             2.6
--------------------------------------------------------------------------------
 *Lehman 3 Year Municipal Bond Index.
**Six months ended April 30, 2003.
Note: See Financial Highlights tables on page 30 for dividend and capital gains information.


LIMITED-TERM TAX-EXEMPT FUND
--------------------------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) OCTOBER 31, 1992-APRIL 30, 2003
--------------------------------------------------------------------------------
                                  LIMITED-TERM TAX-EXEMPT FUND
                                          INVESTOR SHARES                LEHMAN*
FISCAL                         CAPITAL        INCOME       TOTAL           TOTAL
YEAR                            RETURN        RETURN      RETURN          RETURN
--------------------------------------------------------------------------------
1993                              2.4%          4.6%        7.0%            6.6%
1994                             -3.1            4.2        1.1             1.4
1995                              2.5            4.7        7.2             8.0
1996                             -0.2            4.6        4.4             4.5
1997                              0.5            4.5        5.0             5.5
1998                              1.0            4.4        5.4             5.7
--------------------------------------------------------------------------------
                                  LIMITED-TERM TAX-EXEMPT FUND
                                          INVESTOR SHARES                LEHMAN*
FISCAL                         CAPITAL        INCOME       TOTAL           TOTAL
YEAR                            RETURN        RETURN      RETURN          RETURN
--------------------------------------------------------------------------------
1999                             -2.4%          4.2%        1.8%            2.2%
2000                              0.5           4.5         5.0             4.9
2001                              3.3           4.6         7.9             8.7
2002                              0.1           3.9         4.0             4.8
2003**                            1.0           1.7         2.7             2.6
--------------------------------------------------------------------------------
 *Lehman 3 Year Municipal Bond Index.
**Six months ended April 30, 2003.
Note: See Financial Highlights tables on page 31 for dividend information.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED MARCH 31, 2003

This table presents average annual total returns through the latest calendar quarter--rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

                                                                       TEN YEARS
                                              ONE   FIVE  ----------------------
                             INCEPTION       YEAR  YEARS  CAPITAL  INCOME  TOTAL
                                  DATE
--------------------------------------------------------------------------------
Short-Term Tax-Exempt Fund
  Investor Shares             9/1/1977      3.63%  3.89%    0.12%   3.74%  3.86%
  Admiral Shares             2/12/2001      3.68   3.59*      --      --      --
--------------------------------------------------------------------------------
Limited-Term Tax-Exempt Fund
  Investor Shares            8/31/1987      6.61%  4.86%    0.35%   4.39%  4.74%
  Admiral Shares             2/12/2006      6.67   5.05*      --      --      --
--------------------------------------------------------------------------------
*Return since inception.

INTERMEDIATE-TERM TAX-EXEMPT FUND
--------------------------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) OCTOBER 31, 1992-APRIL 30, 2003
--------------------------------------------------------------------------------
                               INTERMEDIATE-TERM TAX-EXEMPT FUND
                                      INVESTOR SHARES                    LEHMAN*
FISCAL                         CAPITAL        INCOME       TOTAL           TOTAL
YEAR                            RETURN        RETURN      RETURN          RETURN
--------------------------------------------------------------------------------
1993                              8.4%          5.9%       14.3%           12.0%
1994                             -6.5           5.0        -1.5            -1.9
1995                              6.3           5.8        12.1            12.4
1996                             -0.3           5.2         4.9             4.7
1997                              1.3           5.3         6.6             7.4
1998                              1.7           5.1         6.8             7.4
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               INTERMEDIATE-TERM TAX-EXEMPT FUND
                                      INVESTOR SHARES                    LEHMAN*
FISCAL                         CAPITAL        INCOME       TOTAL           TOTAL
YEAR                            RETURN        RETURN      RETURN          RETURN
--------------------------------------------------------------------------------
1999                             -5.2%          4.8%       -0.4%            0.0%
2000                              2.0           5.3         7.3             6.8
2001                              4.3           5.1         9.4             9.9
2002                             -0.2           4.6         4.4             6.3
2003**                            1.0           2.2         3.2             3.7
--------------------------------------------------------------------------------
 *Lehman 7 Year Municipal Bond Index.
**Six months ended April 30, 2003.
Note: See Financial Highlights tables on page 32 for dividend and capital gains information.


INSURED LONG-TERM TAX-EXEMPT FUND
--------------------------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) OCTOBER 31, 1992-APRIL 30, 2003
--------------------------------------------------------------------------------
                               INSURED LONG-TERM TAX-EXEMPT FUND
                                      INVESTOR SHARES                    LEHMAN*
FISCAL                         CAPITAL        INCOME       TOTAL           TOTAL
YEAR                            RETURN        RETURN      RETURN          RETURN
--------------------------------------------------------------------------------
1993                             10.7%          6.4%       17.1%           14.7%
1994                            -10.8           5.2        -5.6            -3.4
1995                              9.5           6.4        15.9            14.8
1996                              0.7           5.6         6.3             5.0
1997                              1.9           5.7         7.6             8.7
1998                              2.4           5.5         7.9             8.3
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               INSURED LONG-TERM TAX-EXEMPT FUND
                                      INVESTOR SHARES                    LEHMAN*
FISCAL                         CAPITAL        INCOME       TOTAL           TOTAL
YEAR                            RETURN        RETURN      RETURN          RETURN
--------------------------------------------------------------------------------
1999                             -7.7%          5.0%       -2.7%           -1.2%
2000                              3.8           5.9         9.7             8.2
2001                              5.6           5.4        11.0            10.2
2002                              0.9           4.8         5.7             6.2
2003**                            1.7           2.3         4.0             3.4
--------------------------------------------------------------------------------
 *Lehman 10 Year Municipal Bond Index.
**Six months ended April 30, 2003.
Note: See Financial Highlights tables on page 33 for dividend and capital gains information.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED MARCH 31, 2003

This table presents average annual total returns through the latest calendar quarter--rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

                                                                       TEN YEARS
                             INCEPTION    ONE   FIVE ---------------------------
                                  DATE   YEAR  YEARS   CAPITAL   INCOME    TOTAL
--------------------------------------------------------------------------------
Intermediate-Term Tax-Exempt Fund
   InvestorShares             9/1/1977   7.58%  5.37%     0.67%    5.10%   5.77%
   Admiral Shares            2/12/2001   7.64   5.51*       --       --      --
--------------------------------------------------------------------------------
Insured Long-Term Tax-Exempt Fund
   Investor Shares           9/30/1984  10.23%  6.11%     0.93%    5.49%   6.42%
   Admiral Shares           2/12/20011  10.29   6.56*       --       --       --
--------------------------------------------------------------------------------
*Return since inception.

LONG-TERM TAX-EXEMPT FUND
--------------------------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) OCTOBER 31, 1992-APRIL 30, 2003

--------------------------------------------------------------------------------
                                       LONG-TERM TAX-EXEMPT FUND
                                               INVESTOR SHARES           LEHMAN*
FISCAL                         CAPITAL        INCOME       TOTAL           TOTAL
YEAR                            RETURN        RETURN      RETURN          RETURN
--------------------------------------------------------------------------------
1993                             10.5%          6.4%       16.9%           14.7%
1994                            -10.7           5.2        -5.5            -3.4
1995                              9.5           6.5        16.0            14.8
1996                              1.1           5.6         6.7             5.0
1997                              2.6           5.6         8.2             8.7
1998                              2.4           5.4         7.8             8.3
--------------------------------------------------------------------------------
                                       LONG-TERM TAX-EXEMPT FUND
                                               INVESTOR SHARES           LEHMAN*
FISCAL                         CAPITAL        INCOME       TOTAL           TOTAL
YEAR                            RETURN        RETURN      RETURN          RETURN
--------------------------------------------------------------------------------
1999                             -8.3%          4.8%       -3.5%           -1.2%
2000                              3.8           5.8         9.6             8.2
2001                              6.1           5.4        11.5            10.2
2002                              0.1           4.9         5.0             6.2
2003**                            1.9           2.3         4.2             3.4
--------------------------------------------------------------------------------
 *Lehman 10 Year Municipal Bond Index.
**Six months ended April 30, 2003.
Note: See Financial Highlights tables on page 34 for dividend and capital gains information.


HIGH-YIELD TAX-EXEMPT FUND
--------------------------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) OCTOBER 31, 1992-APRIL 30, 2003
--------------------------------------------------------------------------------
                                      HIGH-YIELD TAX-EXEMPT FUND
                                               INVESTOR SHARES           LEHMAN*
FISCAL                         CAPITAL        INCOME       TOTAL           TOTAL
YEAR                            RETURN        RETURN      RETURN          RETURN
--------------------------------------------------------------------------------
1993                             10.0%          6.8%       16.8%           14.7%
1994                            -10.5           5.5        -5.0            -3.4
1995                              9.0           6.8        15.8            14.8
1996                              0.3           5.7         6.0             5.0
1997                              2.5           5.9         8.4             8.7
1998                              2.6           5.6         8.2             8.3
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                      HIGH-YIELD TAX-EXEMPT FUND
                                               INVESTOR SHARES           LEHMAN*
FISCAL                         CAPITAL        INCOME       TOTAL           TOTAL
YEAR                            RETURN        RETURN      RETURN          RETURN
--------------------------------------------------------------------------------
1999                             -7.8%          5.0%       -2.8%           -1.2%
2000                              1.8           6.0         7.8             8.2
2001                              4.0           5.8         9.8            10.2
2002                             -1.7           5.4         3.7             6.2
2003**                            1.3           2.6         3.9             3.4
--------------------------------------------------------------------------------
 *Lehman 10 Year Municipal Bond Index.
**Six months ended April 30, 2003.
Note: See Financial Highlights tables on page 35 for dividend and capital gains information.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED MARCH 31, 2003

This table presents average annual total returns through the latest calendar quarter--rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

                                                                       TEN YEARS
                             INCEPTION    ONE   FIVE ---------------------------
                                  DATE   YEAR  YEARS   CAPITAL   INCOME    TOTAL
--------------------------------------------------------------------------------
Long-Term Tax-Exempt Fund
   Investor Shares            9/1/1977   9.66%  5.88%     0.96%    5.48%   6.44%
   Admiral Shares            2/12/2001   9.73   6.46*       --       --      --
--------------------------------------------------------------------------------
High-Yield Tax-Exempt Fund
   Investor Shares          12/27/1978   6.93%  5.05%     0.30%    5.75%   6.05%
   Admiral Shares           11/12/2006   6.99   4.22*       --       --       --
--------------------------------------------------------------------------------
*Return since inception.

--------------------------------------------------------------------------------
NOTICE TO SHAREHOLDERS

At a special meeting of shareholders on December 3, 2002, fund shareholders approved the following proposals:

* ELECT TRUSTEES FOR EACH FUND.* The individuals listed in the table below were elected as trustees for each fund. All trustees except Mr. Gupta served as trustees to the funds prior to the shareholder meeting.

--------------------------------------------------------------------------------
TRUSTEE                            FOR                WITHHELD    PERCENTAGE FOR
--------------------------------------------------------------------------------
John J. Brennan             19,639,255,112         440,146,523             97.8%
Charles D. Ellis            19,651,170,807         428,230,827             97.9
Rajiv L. Gupta              19,618,990,723         460,410,911             97.7
JoAnn Heffernan Heisen      19,656,116,097         423,285,538             97.9
Burton G. Malkiel           19,601,019,652         478,381,982             97.6
Alfred M. Rankin, Jr.       19,661,955,586         417,446,048             97.9
J. Lawrence Wilson          19,617,366,108         462,035,527             97.7
--------------------------------------------------------------------------------

* CHANGE EACH FUND'S POLICY ON INVESTING IN OTHER MUTUAL FUNDS. This change enables each fund to invest its cash reserves in specially created money market and short-term bond funds. This new cash management program, which is similar to those of other large mutual fund complexes, should help the funds to achieve greater diversification and to earn modestly higher returns on their cash reserves. The funds will need Securities and Exchange Commission approval before implementing this new cash management program.

--------------------------------------------------------------------------------------------------------------
                                                                                          BROKER    PERCENTAGE
VANGUARD FUND                      FOR             AGAINST               ABSTAIN       NON-VOTES          FOR
--------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market      4,627,623,874      457,206,878          160,129,480     133,382,705         86.0%
Short-Term Tax-Exempt        1,564,669,678       78,650,398           52,315,022     321,681,190         77.6
Limited-Term Tax-Exempt      2,062,590,917      115,449,223           81,817,565     550,220,350         73.4
Intermediate-Term
   Tax-Exempt                4,972,619,558      374,370,071          187,254,681   1,118,009,401         74.8
Insured Long-Term
   Tax-Exempt                1,332,781,537      114,324,326           59,470,308     179,613,022         79.0
Long-Term Tax-Exempt           940,696,930       68,984,845           39,362,176     166,316,413         77.4
High-Yield Tax-Exempt        1,806,470,574      137,287,323           68,094,989     325,324,488         77.3
--------------------------------------------------------------------------------------------------------------

* CHANGE EACH FUND'S POLICY ON BORROWING MONEY. This change enables each fund to manage cash flows more efficiently and minimize administrative expenses.

--------------------------------------------------------------------------------------------------------------
                                                                                          BROKER   PERCENTAGE
VANGUARD FUND                       FOR            AGAINST               ABSTAIN       NON-VOTES          FOR
--------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market      4,561,277,841      474,050,932          209,631,459     133,382,705         84.8%
Short-Term Tax-Exempt        1,525,227,254      129,094,527           41,313,316     321,681,190         75.6
Limited-Term Tax-Exempt      1,996,664,024      170,224,742           92,968,938     550,220,350         71.1
Intermediate-Term
   Tax-Exempt                4,878,473,832      436,842,670          218,927,808   1,118,009,401        73.31
Insured Long-Term
   Tax-Exempt                1,309,063,711      131,978,211           65,534,250     179,613,022         77.6
Long-Term Tax-Exempt           921,862,676       82,621,611           44,559,662     166,316,413         75.9
High-Yield Tax-Exempt        1,761,960,960      154,135,871           95,756,056     325,324,488         75.4
--------------------------------------------------------------------------------------------------------------
*Results are for all funds within the same trust.
Note: Vote tabulations are rounded to the nearest whole number.

FINANCIAL STATEMENTS AS OF APRIL 30, 2003 (UNAUDITED)

The Statement of Net Assets--an integral part of the Financial Statements for each of the Vanguard Municipal Bond Funds--is included as an insert to this report. Statement of Operations

This Statement shows interest income earned by each fund during the reporting period, and details the operating expenses charged to each class of its shares. These expenses directly reduce the amount of investment income available to pay to shareholders as tax-exempt income dividends. This Statement also shows any Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) of investments during the period. For money market funds, Realized Net Gain (Loss) should always be minimal, and Unrealized Appreciation (Depreciation) should be zero.

-------------------------------------------------------------------------------------------------------------
                                TAX-EXEMPT       SHORT-TERM         LIMITED-TERM                INTERMEDIATE-
                              MONEY MARKET       TAX-EXEMPT           TAX-EXEMPT              TERM TAX-EXEMPT
                                      FUND             FUND                 FUND                         FUND
                             --------------------------------------------------------------------------------
                                                        SIX MONTHS ENDED APRIL 30, 2003
                             --------------------------------------------------------------------------------
                                     (000)            (000)                (000)                        (000)
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
   Interest                        $70,766          $42,706             $ 96,335                    $259,888
-------------------------------------------------------------------------------------------------------------
     Total Income                   70,766           42,706               96,335                     259,888
-------------------------------------------------------------------------------------------------------------
EXPENSES
The Vanguard Group--Note B
   Investment Advisory Services        730              245                  358                         797
   Management and Administrative--
     Investor Shares                 7,171            1,330                1,935                       4,946
   Management and Administrative--
     Admiral Shares                     --              633                1,065                       1,833
   Marketing and Distribution--
     Investor Shares                 1,021              188                  258                         544
   Marketing and Distribution--
     Admiral Shares                    --               138                  171                         274
   Custodian Fees                       15               21                   28                          58
   Shareholders' Reports and Proxies--
     Investor Shares                    34               23                   32                         101
   Shareholders' Reports and Proxies--
     Admiral Shares                     --                2                    3                           9
   Trustees' Fees and Expenses           7                2                    3                           7
-------------------------------------------------------------------------------------------------------------
     Total Expenses                  8,978            2,582                3,853                       8,569
     Expenses Paid Indirectly--Note C   --              (58)                (151)                       (213)
-------------------------------------------------------------------------------------------------------------
     Net Expenses                    8,978            2,524                3,702                       8,356
-------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME               61,788           40,182               92,633                     251,532
-------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
   Investment Securities Sold          322             (838)             (26,237)                    (27,499)
   Futures Contracts                    --               --                 (177)                    (41,821)
-------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)               322             (838)             (26,414)                    (69,320)
-------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
   Investment Securities                --           15,977               79,094                     175,123
   Futures Contracts                    --               --                 (239)                     21,337
-------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                       --           15,977               78,855                     196,460
-------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS       $62,110          $55,321             $145,074                     $378,672
=============================================================================================================

--------------------------------------------------------------------------------
INSURED LONG-TERM                                  LONG-TERM          HIGH-YIELD
                               TAX-EXEMPT         TAX-EXEMPT          TAX-EXEMPT
                                     FUND               FUND                FUND
                           -----------------------------------------------------
                                        SIX MONTHS ENDED APRIL 30, 2003
                           -----------------------------------------------------
                                    (000)              (000)               (000)
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
 Interest                        $ 67,814           $ 49,387           $102,347
--------------------------------------------------------------------------------
    Total Income                   67,814             49,387            102,347
--------------------------------------------------------------------------------
EXPENSES
 The Vanguard Group--Note B
    Investment Advisory Services      197                140                266
    Management and Administrative--
     Investor Shares                1,324                866              1,812
    Management and Administrative--
     Admiral Shares                   379                352                529
    Marketing and Distribution--
     Investor Shares                  124                 87                195
    Marketing and Distribution--
     Admiral Shares                    56                 46                 66
 Custodian Fees                        16                 14                 24
 Shareholders' Reports and Proxies--
    Investor Shares                    32                 21                 44
 Shareholders' Reports and Proxies--
    Admiral Shares                      3                  2                  3
 Trustees' Fees and Expenses            2                  1                  2
--------------------------------------------------------------------------------
    Total Expenses                  2,133              1,529              2,941
    Expenses Paid Indirectly--
        Note C                         --               (126)              (130)
--------------------------------------------------------------------------------
    Net Expenses                    2,133              1,403              2,811
--------------------------------------------------------------------------------
NET INVESTMENT INCOME              65,681             47,984             99,536
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
 Investment Securities Sold        26,044            (15,354)           (34,883)
 Futures Contracts                (11,147)            (6,399)           (15,468)
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)           14,897            (21,753)           (50,351)
--------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
 Investment Securities             28,497             57,493             94,310
 Futures Contracts                  6,943              1,489              8,156
--------------------------------------------------------------------------------
 CHANGE IN UNREALIZED APPRECIATION
    (DEPRECIATION)                 35,440             58,982            102,466
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS    $116,018            $85,213           $151,651
================================================================================

STATEMENT OF CHANGES IN NET ASSETS

This Statement shows how each fund's total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. Because the fund distributes its income to shareholders each day, the amounts of Distributions--Net Investment Income generally equal the net income earned as shown under the Operations section. The amounts of Distributions--Realized Capital Gain may not match the capital gains shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the gains were realized on the financial statements. The Capital Share Transactions section shows the net amount shareholders invested in or redeemed from the fund. Distributions and Capital Share Transactions are shown separately for each class of shares.

----------------------------------------------------------------------------------------------------------------
                                                  TAX-EXEMPT                                  SHORT-TERM
                                              MONEY MARKET FUND                            TAX-EXEMPT FUND
                                        ---------------------------------       --------------------------------
                                          SIX MONTHS               YEAR         SIX MONTHS                  YEAR
                                               ENDED              ENDED              ENDED                 ENDED
                                       APR. 30, 2003      OCT. 31, 2002      APR. 30, 2003         OCT. 31, 2002
                                               (000)              (000)              (000)                 (000)
----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
 Net Investment Income                      $ 61,788          $ 139,958           $ 40,182             $ 85,736
 Realized Net Gain (Loss)                        322                441               (838)                (128)
 Change in Unrealized Appreciation
    (Depreciation)                                --                 --             15,977               (1,376)
----------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets
    Resulting from Operations                 62,110            140,399             55,321               84,232
----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Net Investment Income
    Investor Shares                          (61,788)          (139,958)           (21,423)             (46,243)
    Admiral Shares                                --                 --            (18,759)             (39,493)
 Realized Capital Gain
    Investor Shares                               --                 --                 --                   --
    Admiral Shares                                --                 --                 --                   --
----------------------------------------------------------------------------------------------------------------
    Total Distributions                      (61,788)          (139,958)           (40,182)             (85,736)
----------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--NOTE F
 Investor Shares                             717,238          1,735,787             81,485              626,318
 Admiral Shares                                   --                 --            330,395              546,229
----------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) from
    Capital Share Transactions               717,238          1,735,787            411,880            1,172,547
----------------------------------------------------------------------------------------------------------------
 Total Increase (Decrease)                   717,560          1,736,228            427,019            1,171,043
----------------------------------------------------------------------------------------------------------------
NET ASSETS
 Beginning of Period                      10,864,274          9,128,046          3,543,677            2,372,634
----------------------------------------------------------------------------------------------------------------
 End of Period                           $11,581,834        $10,864,274         $3,970,696           $3,543,677
================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
----------------------------------------------------------------------------------------------------------------
                                                      LIMITED-TERM                     INTERMEDIATE-TERM
                                                    TAX-EXEMPT FUND                     TAX-EXEMPT FUND
                                        ---------------------------------       --------------------------------
                                          SIX MONTHS               YEAR         SIX MONTHS                  YEAR
                                               ENDED              ENDED              ENDED                 ENDED
                                       APR. 30, 2003      OCT. 31, 2002      APR. 30, 2003         OCT. 31, 2002
                                               (000)              (000)              (000)                 (000)
----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
 Net Investment Income                      $ 92,633          $ 169,117          $ 251,532            $ 494,613
 Realized Net Gain (Loss)                    (26,414)              (292)           (69,320)              33,176
 Change in Unrealized Appreciation
    (Depreciation)                            78,855              7,394            196,460              (63,995)
----------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets
    Resulting from Operations                145,074            176,219            378,672              463,794
----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Net Investment Income
    Investor Shares                          (47,125)           (90,161)          (152,856)            (312,311)
    Admiral Shares                           (45,508)           (78,956)           (98,676)            (182,302)
 Realized Capital Gain*
    Investor Shares                               --                 --            (21,117)             (15,424)
    Admiral Shares                                --                 --            (13,296)              (8,381)
----------------------------------------------------------------------------------------------------------------
 Total Distributions                         (92,633)          (169,117)          (285,945)            (518,418)
----------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--NOTE F
    Investor Shares                          326,461            511,521            (29,103)             307,452
    Admiral Shares                           422,652            908,371            159,133            1,021,670
----------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) from
    Capital Share Transactions               749,113          1,419,892            130,030            1,329,122
----------------------------------------------------------------------------------------------------------------
 Total Increase (Decrease)                   801,554          1,426,994            222,757            1,274,498
----------------------------------------------------------------------------------------------------------------
NET ASSETS
 Beginning of Period                       5,129,261          3,702,267         11,712,878           10,438,380
----------------------------------------------------------------------------------------------------------------
 End of Period                            $5,930,815         $5,129,261        $11,935,635          $11,712,878
================================================================================================================
*  Includes  fiscal  2003  and  2002  short-term  gain   distributions   by  the
Intermediate-Term  Tax-Exempt  Fund totaling  $3,398,000  and $0,  respectively.
Short-term gain  distributions  are treated as ordinary income dividends for tax purposes.

----------------------------------------------------------------------------------------------------------------
                                                    INSURED LONG-TERM                        LONG-TERM
                                                     TAX-EXEMPT FUND                       TAX-EXEMPT FUND
                                        ---------------------------------       --------------------------------
                                          SIX MONTHS               YEAR         SIX MONTHS                  YEAR
                                               ENDED              ENDED              ENDED                 ENDED
                                       APR. 30, 2003      OCT. 31, 2002      APR. 30, 2003         OCT. 31, 2002
                                               (000)              (000)              (000)                 (000)
----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
 Net Investment Income                      $ 65,681          $ 132,710           $ 47,984             $ 96,911
 Realized Net Gain (Loss)                     14,897             26,376            (21,753)               9,285
 Change in Unrealized Appreciation
    (Depreciation)                            35,440             (2,196)            58,982               (6,012)
----------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets
    Resulting from Operations                116,018            156,890             85,213              100,184
----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Net Investment Income
    Investor Shares                          (43,508)           (89,841)           (28,438)             (59,082)
    Admiral Shares                           (22,173)           (42,869)           (19,546)             (37,829)
 Realized Capital Gain*
    Investor Shares                          (12,454)           (11,850)            (5,568)              (3,228)
    Admiral Shares                            (6,273)            (5,439)            (3,729)              (1,955)
----------------------------------------------------------------------------------------------------------------
    Total Distributions                      (84,408)          (149,999)           (57,281)            (102,094)
----------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--NOTE F
 Investor Shares                              (4,222)               940            (47,963)             (12,433)
 Admiral Shares                               38,155            118,007              6,636              108,992
----------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) from
    Capital Share Transactions                33,933            118,947            (41,327)              96,559
----------------------------------------------------------------------------------------------------------------
 Total Increase (Decrease)                    65,543            125,838            (13,395)              94,649
-----------------------------------------------------------------------------------------------------------------
NET ASSETS
 Beginning of Period                       2,909,897           2,784,059           2,073,959           1,979,310
----------------------------------------------------------------------------------------------------------------
 End of Period                            $2,975,440         $2,909,897         $2,060,564           $2,073,959
================================================================================================================
* Includes  fiscal 2003 and 2002 short-term  gain  distributions  by the Insured
Long-Term Tax-Exempt Fund totaling $2,789,000 and $9,002,000,  respectively, and by the Long-Term  Tax-Exempt Fund totaling $108,000 and $207,000,  respectively.
Short-term gain  distributions  are treated as ordinary income dividends for tax purposes.

--------------------------------------------------------------------------------
                                                             HIGH-YIELD
                                                          TAX-EXEMPT FUND
                                                    ----------------------------
                                                    SIX MONTHS              YEAR
                                                         ENDED             ENDED
                                                 APR. 30, 2003     OCT. 31, 2002
                                                         (000)             (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
 Net Investment Income                                $ 99,536        $ 203,179
 Realized Net Gain (Loss)                              (50,351)          (4,185)
 Change in Unrealized Appreciation (Depreciation)      102,466          (60,769)
--------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets
    Resulting from Operations                          151,651          138,225
--------------------------------------------------------------------------------
DISTRIBUTIONS
 Net Investment Income
    Investor Shares                                    (66,616)        (145,957)
    Admiral Shares                                     (32,920)         (57,222)
 Realized Capital Gain
    Investor Shares                                         --                --
    Admiral Shares                                          --                --
--------------------------------------------------------------------------------
    Total Distributions                                (99,536)        (203,179)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--NOTE F
 Investor Shares                                       (55,850)        (904,504)
 Admiral Shares                                         38,490        1,287,946
--------------------------------------------------------------------------------
    Net Increase (Decrease) from Capital Share
    Transactions                                       (17,360)         383,442
--------------------------------------------------------------------------------
 Total Increase (Decrease)                              34,755          318,488
--------------------------------------------------------------------------------
NET ASSETS
 Beginning of Period                                 3,945,466        3,626,978
--------------------------------------------------------------------------------
 End of Period                                      $3,980,221       $3,945,466
================================================================================

FINANCIAL HIGHLIGHTS

This table summarizes each fund's investment results and distributions to shareholders on a per-share basis for each class of shares. It also presents the Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess: the variability of the fund's net income and total returns from year to year; the relative contributions of net income and capital gains to the fund's total return; how much it costs to operate the fund; and the extent to which the fund tends to distribute capital gains. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the fund for one year. Money market funds are not required to report a Portfolio Turnover Rate.


TAX-EXEMPT MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------------
                                                    SIX MONTHS                        YEAR ENDED OCTOBER 31,
                                                         ENDED -------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD   APR. 30, 2003     2002         2001       2000        1999       1998
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $1.00    $1.00        $1.00      $1.00      $1.00      $1.00
----------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                    .006     .015         .031       .038       .030       .034
 Net Realized and Unrealized Gain (Loss)
    on Investments                                          --       --           --         --         --         --
----------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                      .006     .015         .031       .038       .030       .034
----------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                    (.006)   (.015)       (.031)     (.038)     (.030)     (.034)
 Distributions from Realized Capital Gains                  --       --           --         --         --         --
----------------------------------------------------------------------------------------------------------------------
    Total Distributions                                  (.006)   (.015)       (.031)     (.038)     (.030)     (.034)
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           $1.00    $1.00        $1.00      $1.00      $1.00      $1.00
======================================================================================================================

TOTAL RETURN                                             0.55%    1.46%        3.15%      3.91%      3.08%      3.44%
======================================================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                  $11,582  $10,864       $9,128     $8,214     $7,144     $6,246
 Ratio of Total Expenses to Average Net Assets          0.16%*    0.17%        0.18%      0.18%      0.18%      0.20%
 Ratio of Net Investment Income to Average Net Assets   1.11%*    1.45%        3.08%      3.84%      3.03%      3.37%
======================================================================================================================
*Annualized.

SHORT-TERM TAX-EXEMPT FUND INVESTOR SHARES
----------------------------------------------------------------------------------------------------------------------
                                                    SIX MONTHS                        YEAR ENDED OCTOBER 31,
                                                         ENDED -------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD   APR. 30, 2003     2002         2001       2000        1999       1998
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $15.73   $15.74       $15.50     $15.48     $15.65     $15.58
----------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                    .167     .449         .628       .623       .578       .609
 Net Realized and Unrealized Gain (Loss)
    on Investments                                        .060    (.010)        .240       .020      (.164)      .076
----------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                      .227     .439         .868       .643       .414       .685
----------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                    (.167)   (.449)       (.628)     (.623)     (.578)     (.609)
 Distributions from Realized Capital Gains                  --       --           --         --      (.006)     (.006)
----------------------------------------------------------------------------------------------------------------------
    Total Distributions                                  (.167)   (.449)       (.628)     (.623)     (.584)     (.615)
----------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                          $15.79   $15.73       $15.74     $15.50     $15.48     $15.65
======================================================================================================================

TOTAL RETURN                                             1.45%    2.83%        5.70%      4.24%      2.69%      4.49%
======================================================================================================================

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (Millions)                    $2,033   $1,943       $1,318     $2,004     $1,893     $1,654
Ratio of Total Expenses to Average Net Assets           0.17%*    0.17%        0.19%      0.18%      0.18%      0.20%
Ratio of Net Investment Income to Average Net Assets    2.14%*    2.80%        4.04%      4.03%      3.71%      3.90%
Portfolio Turnover Rate                                   21%*      53%          47%        45%        56%        36%
======================================================================================================================
*Annualized.


SHORT-TERM TAX-EXEMPT FUND ADMIRAL SHARES
---------------------------------------------------------------------------------------------------------------------
                                                                          SIX MONTHS    YEAR ENDED      FEB. 12* TO
                                                                               ENDED      OCT. 31,         OCT. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                         APR. 30, 2003          2002             2001
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                          $15.73        $15.74           $15.66
---------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                                          .172          .457             .448
 Net Realized and Unrealized Gain (Loss) on Investments                         .060         (.010)            .080
---------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                            .232          .447             .528
---------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                                          (.172)        (.457)           (.448)
 Distributions from Realized Capital Gains                                        --            --               --
---------------------------------------------------------------------------------------------------------------------
    Total Distributions                                                        (.172)        (.457)           (.448)
---------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                                                $15.79        $15.73           $15.74
======================================================================================================================

TOTAL RETURN                                                                   1.48%         2.88%            3.42%
======================================================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                                         $1,938        $1,601             $1,055
 Ratio of Total Expenses to Average Net Assets                               0.11%**         0.12%            0.13%**
 Ratio of Net Investment Income to Average Net Assets                        2.20%**         2.86%            3.96%**
 Portfolio Turnover Rate                                                       21%**           53%                47%
======================================================================================================================
*Inception.
**Annualized.

LIMITED-TERM TAX-EXEMPT FUND INVESTOR SHARES
----------------------------------------------------------------------------------------------------------------------
                                                    SIX MONTHS                        YEAR ENDED OCTOBER 31,
                                                         ENDED -------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD   APR. 30, 2003     2002         2001       2000        1999       1998
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $11.00   $10.99       $10.64     $10.59     $10.85     $10.74
----------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                    .184     .425         .474       .470       .457       .460
 Net Realized and Unrealized Gain (Loss)on Investments    .110     .010         .350       .050      (.260)      .110
----------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                      .294     .435         .824       .520       .197       .570
----------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                    (.184)   (.425)       (.474)     (.470)     (.457)     (.460)
 Distributions from Realized Capital Gains                  --       --           --         --         --         --
----------------------------------------------------------------------------------------------------------------------
    Total Distributions                                  (.184)   (.425)       (.474)     (.470)     (.457)     (.460)
----------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                          $11.11   $11.00       $10.99     $10.64     $10.59     $10.85
======================================================================================================================

TOTAL RETURN                                             2.69%    4.05%        7.89%      5.04%      1.83%      5.42%
======================================================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                   $2,998   $2,645       $2,130     $2,775     $2,577     $2,340
 Ratio of Total Expenses to Average Net Assets          0.17%*    0.17%        0.19%      0.18%      0.18%      0.21%
 Ratio of Net Investment Income to Average Net Assets   3.35%*    3.84%        4.40%      4.45%      4.25%      4.27%
 Portfolio Turnover Rate                                   8%*      17%          19%        32%        14%        35%
======================================================================================================================
*Annualized.



LIMITED-TERM TAX-EXEMPT FUND ADMIRAL SHARES
---------------------------------------------------------------------------------------------------------------------
                                                                          SIX MONTHS    YEAR ENDED      FEB. 12* TO
                                                                               ENDED      OCT. 31,         OCT. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                         APR. 30, 2003          2002             2001
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                          $11.00        $10.99           $10.87
---------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                                          .188          .431             .342
 Net Realized and Unrealized Gain (Loss) on Investments                         .110          .010             .120
---------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                            .298          .441             .462
---------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                                          (.188)        (.431)           (.342)
 Distributions from Realized Capital Gains                                        --            --               --
---------------------------------------------------------------------------------------------------------------------
    Total Distributions                                                        (.188)        (.431)           (.342)
---------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                                                $11.11        $11.00           $10.99
=====================================================================================================================

TOTAL RETURN                                                                   2.72%         4.10%            4.31%
=====================================================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                                         $2,933        $2,484           $1,572
 Ratio of Total Expenses to Average Net Assets                               0.11%**         0.12%          0.13%**
 Ratio of Net Investment Income to Average Net Assets                        3.41%**         3.88%          4.42%**
 Portfolio Turnover Rate                                                          8%           17%              19%
=====================================================================================================================
*Inception.
**Annualized.

INTERMEDIATE-TERM TAX-EXEMPT FUND INVESTOR SHARES
----------------------------------------------------------------------------------------------------------------------
                                                    SIX MONTHS                        YEAR ENDED OCTOBER 31,
                                                         ENDED -------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD   APR. 30, 2003     2002         2001       2000        1999       1998
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $13.55   $13.61       $13.05     $12.79     $13.52     $13.35
----------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                    .286     .605         .637       .646       .648       .661
 Net Realized and Unrealized Gain (Loss)on Investments    .140    (.029)        .560       .260      (.695)      .222
----------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                      .426     .576        1.197       .906      (.047)      .883
----------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                    (.286)   (.605)       (.637)     (.646)     (.648)     (.661)
 Distributions from Realized Capital Gains               (.040)   (.031)          --         --      (.035)     (.052)
----------------------------------------------------------------------------------------------------------------------
    Total Distributions                                  (.326)   (.636)       (.637)     (.646)     (.683)     (.713)
----------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                          $13.65   $13.55       $13.61     $13.05     $12.79     $13.52
======================================================================================================================

TOTAL RETURN                                             3.17%    4.36%        9.36%      7.28%     -0.40%      6.78%
======================================================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                   $7,243   $7,215       $6,944     $8,553     $8,228     $7,773
 Ratio of Total Expenses to Average Net Assets          0.17%*    0.17%        0.19%      0.18%      0.18%      0.21%
 Ratio of Net Investment Income to Average Net Assets   4.25%*    4.48%        4.77%      5.03%      4.83%      4.93%
 Portfolio Turnover Rate                                  22%*      13%          13%        17%        17%        14%
======================================================================================================================
*Annualized.


INTERMEDIATE-TERM TAX-EXEMPT FUND ADMIRAL SHARES
---------------------------------------------------------------------------------------------------------------------
                                                                          SIX MONTHS    YEAR ENDED      FEB. 12* TO
                                                                               ENDED      OCT. 31,         OCT. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                         APR. 30, 2003          2002             2001
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                          $13.55        $13.61           $13.44
 Investment Operations
 Net Investment Income                                                          .290          .612             .458
 Net Realized and Unrealized Gain (Loss) on Investments                         .140         (.029)            .170
---------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                            .430          .583             .628
---------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                                          (.290)        (.612)           (.458)
 Distributions from Realized Capital Gains                                     (.040)        (.031)              --
---------------------------------------------------------------------------------------------------------------------
    Total Distributions                                                        (.330)        (.643)           (.458)
---------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                                                $13.65        $13.55           $13.61
=====================================================================================================================

TOTAL RETURN                                                                   3.21%         4.41%            4.77%
=====================================================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                                         $4,693        $4,498           $3,494
 Ratio of Total Expenses to Average Net Assets                               0.11%**         0.12%          0.14%**
 Ratio of Net Investment Income to Average Net Assets                        4.31%**         4.53%          4.74%**
 Portfolio Turnover Rate                                                       22%**           13%              13%
=====================================================================================================================
*Inception.
**Annualized.

INSURED LONG-TERM TAX-EXEMPT FUND INVESTOR SHARES
----------------------------------------------------------------------------------------------------------------------
                                                    SIX MONTHS                        YEAR ENDED OCTOBER 31,
                                                         ENDED -------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD   APR. 30, 2003     2002         2001       2000        1999       1998
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $12.85   $12.82       $12.14     $11.69     $12.73     $12.51
----------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                    .287     .597         .628       .649       .644       .658
 Net Realized and Unrealized Gain (Loss)on Investments    .223     .110         .680       .450      (.971)      .301
----------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                      .510     .707        1.308      1.099      (.327)      .959
----------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                    (.287)   (.597)       (.628)     (.649)     (.644)     (.658)
 Distributions from Realized Capital Gains               (.083)   (.080)          --         --      (.069)     (.081)
----------------------------------------------------------------------------------------------------------------------
    Total Distributions                                  (.370)   (.677)       (.628)     (.649)     (.713)     (.739)
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                          $12.99   $12.85       $12.82     $12.14     $11.69     $12.73
======================================================================================================================

TOTAL RETURN                                             4.03%    5.74%       10.99%      9.68%     -2.74%      7.88%
======================================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                   $1,968   $1,191       $1,940     $2,300     $2,160     $2,235
 Ratio of Total Expenses to Average Net Assets          0.17%*    0.18%        0.19%      0.19%      .019%      0.20%
 Ratio of Net Investment Income to Average Net Assets   4.51%*    4.72%        5.00%      5.48%      5.20%      5.22%
 Portfolio Turnover Rate                                   20%      20%          21%        34%        17%        16%
======================================================================================================================
*Annualized.




INSURED LONG-TERM TAX-EXEMPT FUND ADMIRAL SHARES
---------------------------------------------------------------------------------------------------------------------
                                                                          SIX MONTHS    YEAR ENDED      FEB. 12* TO
                                                                               ENDED      OCT. 31,         OCT. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                         APR. 30, 2003          2002             2001
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                          $12.85        $12.82           $12.64
---------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                                          .291          .604             .452
 Net Realized and Unrealized Gain (Loss) on Investments                         .223          .110             .180
---------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                            .514          .714             .632
---------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                                          (.291)        (.604)           (.452)
 Distributions from Realized Capital Gains                                     (.083)        (.080)              --
---------------------------------------------------------------------------------------------------------------------
    Total Distributions                                                        (.374)        (.684)           (.452)
---------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                                                $12.99        $12.85           $12.82
=====================================================================================================================

TOTAL RETURN                                                                   4.06%         5.80%            5.11%
=====================================================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                                         $1,008          $959             $844
 Ratio of Total Expenses to Average Net Assets                               0.11%**         0.12%          0.14%**
 Ratio of Net Investment Income to Average Net Assets                        4.57%**         4.77%          4.98%**
 Portfolio Turnover Rate                                                       20%**           20%              21%
=====================================================================================================================
*Inception.
**Annualized.

LONG-TERM TAX-EXEMPT FUND INVESTOR SHARES
-----------------------------------------------------------------------------------------------------------------------
                                                    SIX MONTHS                        YEAR ENDED OCTOBER 31,
                                                         ENDED --------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD   APR. 30, 2003     2002         2001       2000        1999       1998
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $11.36   $11.38       $10.73     $10.34      $11.39     $11.18
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
Net Investment Income                                     .264     .539         .561       .572        .565       .580
Net Realized and Unrealized Gain (Loss)on Investments     .211     .010         .650       .390       (.935)      .268
-----------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                      .475     .549        1.211       .962       (.370)      .848
-----------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                   (.264)   (.539)       (.561)     (.572)      (.565)     (.580)
  Distributions from Realized Capital Gains              (.051)   (.030)          --         --       (.115)     (.058)
-----------------------------------------------------------------------------------------------------------------------
    Total Distributions                                  (.315)   (.569)       (.561)     (.572)      (.680)     (.638)
-----------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                          $11.52   $11.36       $11.38     $10.73      $10.34     $11.39
=======================================================================================================================

TOTAL RETURN                                             4.24%    5.00%       11.52%      9.58%      -3.45%      7.78%
=======================================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                  $1,218   $1,249       $1,264     $1,649      $1,527     $1,509
  Ratio of Total Expenses to Average Net Assets         0.18%*    0.17%        0.19%      0.19%       0.18%      0.21%
  Ratio of Net Investment Income to Average Net Assets  4.65%*    4.80%        5.07%      5.46%       5.13%      5.13%
  Portfolio Turnover Rate                                 12%*      15%          16%        25%         15%        18%
======================================================================================================================
*Annualized.


LONG-TERM TAX-EXEMPT FUND ADMIRAL SHARES
---------------------------------------------------------------------------------------------------------------------
                                                                          SIX MONTHS    YEAR ENDED      FEB. 12* TO
                                                                               ENDED      OCT. 31,         OCT. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                         APR. 30, 2003          2002             2001
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                          $11.36        $11.38           $11.18
---------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                                         .268          .545             .403
  Net Realized and Unrealized Gain (Loss) on Investments                        .211          .010             .200
---------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                            .479          .555             .603
---------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                                         (.268)        (.545)           (.403)
  Distributions from Realized Capital Gains                                    (.051)        (.030)              --
---------------------------------------------------------------------------------------------------------------------
    Total Distributions                                                        (.319)        (.575)           (.403)
---------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                                                $11.52        $11.36           $11.38
=====================================================================================================================

TOTAL RETURN                                                                   4.28%         5.06%            5.51%
=====================================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                                          $843          $825             $715
  Ratio of Total Expenses to Average Net Assets                              0.11%**         0.12%          0.13%**
  Ratio of Net Investment Income to Average Net Assets                       4.72%**         4.85%          5.02%**
  Portfolio Turnover Rate                                                      12%**           15%              16%
=====================================================================================================================
 *Inception.
**Annualized.

HIGH-YIELD TAX-EXEMPT FUND INVESTOR SHARES
----------------------------------------------------------------------------------------------------------------------
                                                    SIX MONTHS                        YEAR ENDED OCTOBER 31,
                                                         ENDED -------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD   APR. 30, 2003     2002         2001       2000        1999       1998
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $10.54   $10.72       $10.31     $10.13      $11.06    $10.83
----------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                   .267     .563         .576       .582        .571      .582
  Net Realized and Unrealized Gain (Loss)on Investments   .140    (.180)        .410       .180       (.858)     .282
----------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                      .407     .383         .986       .762       (.287)     .864
----------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                   (.267)   (.563)       (.576)     (.582)      (.571)    (.582)
  Distributions from Realized Capital Gains                 --       --           --         --       (.072)    (.052)
----------------------------------------------------------------------------------------------------------------------
    Total Distributions                                  (.267)   (.563)       (.576)     (.582)      (.643)    (.634)
----------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                          $10.68   $10.54       $10.72     $10.31      $10.13    $11.06
======================================================================================================================

TOTAL RETURN                                             3.90%    3.67%        9.77%      7.79%      -2.77%     8.19%
======================================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                  $2,649   $2,670       $3,627     $3,033      $2,867     $2,704
  Ratio of Total Expenses to Average Net Assets         0.17%*    0.17%        0.19%      0.19%       0.18%      0.20%
  Ratio of Net Investment Income to Average Net Assets  5.06%*    5.30%        5.43%      5.74%       5.33%      5.28%
  Portfolio Turnover Rate                                 17%*      18%          18%        32%         22%        24%
  ======================================================================================================================
*Annualized.





HIGH-YIELD TAX-EXEMPT FUND ADMIRAL SHARES
------------------------------------------------------------------------------------------------------------
                                                                          SIX MONTHS      NOV. 12, 2001* TO
                                                                               ENDED             OCT. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                         APR. 30, 2003                 2001
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                          $10.54                 $10.78
------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                                         .270                   .549
  Net Realized and Unrealized Gain (Loss) on Investments                        .140                  (.240)
------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                            .410                   .309
------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                                         (.270)                 (.549)
  Distributions from Realized Capital Gains                                       --                     --
------------------------------------------------------------------------------------------------------------
    Total Distributions                                                        (.270)                 (.549)
------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                                                $10.68                 $10.54
============================================================================================================

TOTAL RETURN                                                                   3.94%                  2.96%
============================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                                        $1,331                 $1,275
  Ratio of Total Expenses to Average Net Assets                              0.11%**                0.12%**
  Ratio of Net Investment Income to Average Net Assets                       5.13%**                5.35%**
  Portfolio Turnover Rate                                                      17%**                    18%
============================================================================================================
 *Inception.
**Annualized.

NOTES TO FINANCIAL STATEMENTS

Vanguard Municipal Bond Funds comprise the Tax-Exempt Money Market, Short-Term Tax-Exempt, Limited-Term Tax-Exempt, Intermediate-Term Tax-Exempt, Insured Long-Term Tax-Exempt, Long-Term Tax-Exempt, and High-Yield Tax-Exempt Funds, each of which is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Each fund invests in debt instruments of many municipal issuers; the issuers' abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

     Each fund, except the Tax-Exempt Money Market Fund, offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the funds' minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria. The Tax-Exempt Money Market Fund offers only Investor Shares. A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The funds consistently follow such policies in preparing their financial statements.

     1. SECURITY VALUATION: Tax-Exempt Money Market Fund: Investment securities are valued at amortized cost, which approximates market value. Other funds:
Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the funds' pricing time but after the close of their primary markets, are valued by methods deemed by the board of trustees to represent fair value.

     2. FUTURES CONTRACTS: Each fund, except the Tax-Exempt Money Market Fund, may use Municipal Bond Index, U.S. Treasury Bond, and U.S. Treasury Note futures contracts, with the objectives of enhancing returns, managing interest-rate risk, maintaining liquidity, diversifying credit risk, and minimizing transaction costs. The funds may purchase or sell futures contracts instead of bonds to take advantage of pricing differentials between the futures contracts and the underlying bonds. The funds may also seek to take advantage of price differences among bond market sectors by simultaneously buying futures (or bonds) of one market sector and selling futures (or bonds) of another sector. Futures contracts may also be used to simulate a fully invested position in the underlying bonds while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the funds and the prices of futures contracts, and the possibility of an illiquid market.

     Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

     3. FEDERAL INCOME TAXES: Each fund intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

     4. DISTRIBUTIONS: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

     5. OTHER: Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Premiums and discounts are amortized and accreted, respectively, to interest income over the lives of the respective securities.

     Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxies. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to each fund under methods approved by the board of trustees. Each fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2003, the funds had contributed capital to Vanguard (included in Other Assets) of:

--------------------------------------------------------------------------------
                        CAPITAL CONTRIBUTION         PERCENTAGE    PERCENTAGE OF
                                TO VANGUARD            OF FUND        VANGUARD'S
TAX-EXEMPT FUND                        (000)        NET ASSETS    CAPITALIZATION
--------------------------------------------------------------------------------
Money Market                          $2,191              0.02%            2.19%
Short-Term                               736              0.02             0.74
Limited-Term                           1,106              0.02             1.11
Intermediate-Term                      2,273              0.02             2.27
Insured Long-Term                        557              0.02             0.56
Long-Term                                388              0.02             0.39
High-Yield                               749              0.02             0.75

The funds' trustees and officers are also directors and officers of Vanguard.

C. The funds' investment adviser may direct new issue purchases, subject to obtaining the best price and execution, to underwriters who have agreed to rebate or credit to the funds part of the underwriting fees generated. Such rebates or credits are used solely to reduce the funds' management and administrative expenses. The funds' custodian bank has also agreed to reduce its fees when the funds maintain cash on deposit in their non-interest-bearing custody accounts. For the six months ended April 30, 2003, these arrangements reduced expenses by:

--------------------------------------------------------------------------------
                                  EXPENSE REDUCTION
                                         (000)
                            ---------------------------  TOTAL EXPENSE REDUCTION
                          MANAGEMENT AND     CUSTODIAN        AS A PERCENTAGE OF
TAX-EXEMPT FUND           ADMINISTRATIVE          FEES        AVERAGE NET ASSETS
--------------------------------------------------------------------------------
Short-Term                          $ 49            $9                       --
Limited-Term                         142             9                    0.01%*
Intermediate-Term                    206             7                       --
Long-Term                            123             3                     0.01*
High-Yield                           125             5                     0.01*
--------------------------------------------------------------------------------
*Annualized.

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

     The funds' tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2002, the following funds had tax-basis capital losses available to offset future net capital gains:

--------------------------------------------------------------------------------
                                                   CAPITAL LOSSES
                                        ----------------------------------------
                                                              EXPIRATION: FISCAL
                                        AMOUNT                    YEAR(S) ENDING
TAX-EXEMPT FUND                          (000)                       OCTOBER 31,
--------------------------------------------------------------------------------
Short-Term                               $ 142                         2008-2010
Limited-Term                             3,694                         2008-2009
High-Yield                              19,184                         2007-2010
--------------------------------------------------------------------------------

The funds will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2003; should the funds realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

     The following funds had realized losses through October 31, 2002, which are deferred for tax purposes and reduce the amount of unrealized appreciation on investment securities for tax purposes.

--------------------------------------------------------------------------------
                                                                DEFERRED LOSSES
TAX-EXEMPT FUND                                                       (000)
--------------------------------------------------------------------------------
Limited-Term                                                            $  3,288
Intermediate-Term                                                         67,883
Insured Long-Term                                                         34,899
Long-Term                                                                 15,550
High-Yield                                                                27,933
--------------------------------------------------------------------------------

At April 30, 2003, net unrealized appreciation of investment securities for tax purposes was:

--------------------------------------------------------------------------------
                                                      (000)
                                  ----------------------------------------------
                                                                  NET UNREALIZED
                                   APPRECIATED    DEPRECIATED       APPRECIATION
TAX-EXEMPT FUND                    SECURITIES      SECURITIES     (DEPRECIATION)
--------------------------------------------------------------------------------
Short-Term                            $ 47,499       $ (2,625)          $ 44,874
Limited-Term                           192,882         (7,008)           185,874
Intermediate-Term                      668,029        (73,109)           594,920
Insured Long-Term                      243,472           (333)           243,139
Long-Term                              182,086         (2,572)           179,514
High-Yield                             242,923       (101,154)           141,769
--------------------------------------------------------------------------------

At April 30, 2003, the aggregate settlement value of open futures contracts expiring in June 2003 and the related unrealized appreciation (depreciation) were:

--------------------------------------------------------------------------------
                                                        (000)
                                   ---------------------------------------------
                                        NUMBER OF     AGGREGATE       UNREALIZED
                                     LONG (SHORT)    SETTLEMENT     APPRECIATION
TAX-EXEMPT FUND/FUTURES CONTRACTS       CONTRACTS         VALUE   (DEPRECIATION)
--------------------------------------------------------------------------------
Intermediate-Term
   10-Year U.S. Treasury Note              (6,094)     $701,572         $(7,081)
Insured Long-Term
   10-Year U.S. Treasury Note              (1,035)      119,154          (1,228)
   30-Year U.S. Treasury Bond                 250        28,508              124
Long-Term
   10-Year U.S. Treasury Note              (1,256)      144,597          (1,076)
High-Yield
   10-Year U.S. Treasury Note              (1,695)      195,137          (2,077)
--------------------------------------------------------------------------------

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. During the six months ended April 30, 2003, purchases and sales of investment securities other than temporary cash investments were:

--------------------------------------------------------------------------------
                                                          (000)
                                        ----------------------------------------
TAX-EXEMPT FUND                                  PURCHASES                 SALES
--------------------------------------------------------------------------------
Short-Term                                       $ 603,562             $ 238,708
Limited-Term                                       903,635               184,447
Intermediate-Term                                1,170,761             1,294,737
Insured Long-Term                                  268,452               365,483
Long-Term                                          117,772               112,595
High-Yield                                         317,389               510,413
--------------------------------------------------------------------------------

F. Capital share transactions for each class of shares were:

--------------------------------------------------------------------------------
                                          SIX MONTHS ENDED            YEAR ENDED
                                            APRIL 30, 2003      OCTOBER 31, 2002
                                       -------------------  --------------------
                                   AMOUNT      SHARES        AMOUNT       SHARES
TAX-EXEMPT FUND                     (000)       (000)         (000)        (000)
--------------------------------------------------------------------------------
Money Market
 Issued                        $6,029,603   6,029,603   $10,570,551   10,570,551
   Issued in Lieu of Cash
      Distributions                58,315      58,315       131,741     131,741
   Redeemed                    (5,370,680) (5,370,680)   (8,966,505) (8,966,505)
                               -------------------------------------------------
     Net Increase (Decrease)      717,238     717,238     1,735,787    1,735,787
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                          SIX MONTHS ENDED            YEAR ENDED
                                            APRIL 30, 2003      OCTOBER 31, 2002
                                  ----------------------------------------------
                                   AMOUNT      SHARES        AMOUNT       SHARES
TAX-EXEMPT FUND                     (000)       (000)         (000)        (000)
--------------------------------------------------------------------------------
SHORT-TERM
Investor Shares
   Issued                        $683,832      43,317    $1,470,890      93,613
   Issued in Lieu of Cash
     Distributions                 17,734       1,123        38,676       2,461
   Redeemed                      (620,081)    (39,287)     (883,248)    (56,196)
                                ------------------------------------------------
     Net Increase (Decrease)--
     Investor Shares               81,485       5,153       626,318      39,878
                                ------------------------------------------------
Admiral Shares
   Issued                         714,912     45,294      1,261,348      80,270
   Issued in Lieu of Cash
     Distributions                14,596         924        31,080       1,978
   Redeemed                      (399,113)    (25,283)     (746,199)    (47,494)
                                ------------------------------------------------
     Net Increase (Decrease)--
     Admiral Shares             330,395        20,935       546,229      34,754
                               -------------------------------------------------
LIMITED-TERM
Investor Shares
   Issued                        $848,844      76,636    $1,440,689     131,521
   Issued in Lieu of Cash
     Distributions                 38,169       3,442        73,657       6,722
   Redeemed                      (560,552)    (50,629)   (1,002,825)    (91,554)
                               -------------------------------------------------
     Net Increase (Decrease)--
     Investor Shares              326,461      29,449       511,521      46,689
                               -------------------------------------------------
Admiral Shares
   Issued                         873,995      78,946     1,486,083     135,684
   Issued in Lieu of Cash
     Distributions                 34,311       3,094        59,364       5,416
   Redeemed                      (485,654)    (43,870)     (637,076)    (58,219)
                               -------------------------------------------------
     Net Increase (Decrease)--
     Admiral Shares               422,652      38,170       908,371      82,881
                               -------------------------------------------------
INTERMEDIATE-TERM
Investor Shares
   Issued                        $866,276      63,799    $2,084,416     154,140
   Issued in Lieu of Cash
     Distributions                136,089      10,004       254,713      18,879
   Redeemed                    (1,031,468)    (75,950)   (2,031,677)   (150,447)
                               -------------------------------------------------
     Net Increase (Decrease)--
     Investor Shares              (29,103)     (2,147)      307,452      22,572
                               -------------------------------------------------
Admiral Shares
   Issued                         722,192      53,118     1,765,226     130,635
   Issued in Lieu of Cash
     Distributions                 78,963       5,804       136,523      10,115
   Redeemed                      (642,022)    (47,259)     (880,079)    (65,383)
                               -------------------------------------------------
     Net Increase (Decrease)--
     Admiral Shares               159,133      11,663     1,021,670      75,367
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                          SIX MONTHS ENDED            YEAR ENDED
                                            APRIL 30, 2003      OCTOBER 31, 2002
                                  ----------------------------------------------
                                   AMOUNT      SHARES        AMOUNT       SHARES
TAX-EXEMPT FUND                     (000)       (000)         (000)        (000)
--------------------------------------------------------------------------------
INSURED LONG-TERM
Investor Shares
   Issued                        $196,399      15,280      $363,340      28,663
   Issued in Lieu of Cash
     Distributions                 38,357       2,978        67,875       5,365
   Redeemed                      (238,978)    (18,600)     (430,275)    (33,974)
                               -------------------------------------------------
     Net Increase (Decrease)--
     Investor Shares               (4,222)       (342)          940          54
                               -------------------------------------------------
Admiral Shares
   Issued                         124,414       9,678       302,979      23,904
   Issued in Lieu of Cash
     Distributions                 18,928       1,469        31,451       2,498
   Redeemed                      (105,187)     (8,185)     (216,423)    (17,144)
                               -------------------------------------------------
     Net Increase (Decrease)--
     Admiral Shares                38,155       2,962       118,007       9,258
                               -------------------------------------------------
LONG-TERM
Investor Shares
   Issued                        $130,722      11,503      $319,401      28,384
   Issued in Lieu of Cash
     Distributions                 24,407       2,136        44,555       3,969
   Redeemed                      (203,092)    (17,839)     (376,389)    (33,517)
                               -------------------------------------------------
     Net Increase (Decrease)--
     Investor Shares              (47,963)     (4,200)      (12,433)     (1,164)
                               -------------------------------------------------
Admiral Shares
   Issued                         116,770      10,254       307,013      27,315
   Issued in Lieu of Cash
     Distributions                 14,765       1,292        26,091       2,324
   Redeemed                      (124,899)    (10,972)     (224,112)    (19,947)
                               -------------------------------------------------
     Net Increase (Decrease)--
     Admiral Shares               6,636           574       108,992       9,692
                               -------------------------------------------------
HIGH-YIELD
Investor Shares
   Issued                        $305,787      28,890      $764,108      71,970
   Issued in Lieu of Cash
     Distributions                 46,203       4,354        99,159       9,347
   Redeemed                      (407,840)    (38,516)   (1,767,771)   (166,237)
                               -------------------------------------------------
     Net Increase (Decrease)--
     Investor Shares              (55,850)     (5,272)     (904,504)    (84,920)
                               -------------------------------------------------
Admiral Shares
   Issued                         217,383      20,513     1,500,895     141,120
   Issued in Lieu of Cash
     Distributions                 20,107       1,895        35,334       3,328
   Redeemed                      (199,000)    (18,787)     (248,283)    (23,421)
                               -------------------------------------------------
     Net Increase (Decrease)--
     Admiral Shares                38,490       3,621     1,287,946     121,027
--------------------------------------------------------------------------------

INVESTING IS FAST AND EASY ON VANGUARD.COM

If you're like many Vanguard investors, you believe in planning and taking control of your own investments. VANGUARD.COM(R) was built for you--and it's getting better all the time.

MANAGE  YOUR  INVESTMENTS  WITH  EASE
LOG ON TO VANGUARD.COM AND:

* See what you own (at Vanguard and elsewhere) and how you're doing by using our Consolidated View(TM) tool.

*    Check your overall asset allocation, no matter where your assets are held.

*    Compare your holdings with industry benchmarks.

*    Analyze your personal performance.

* Invest online and even manage the mail you get from us. (Prefer to get fund reports like this one online? Just let us know!)

* Set up a Watch List to make it easy to track funds and securities of interest.

PLAN YOUR INVESTMENTS WITH CONFIDENCE
GO TO OUR PLANNING & ADVICE AND RESEARCH FUNDS & STOCKS SECTIONS AND:

* Take our Investor Questionnaire to find out what asset allocation might best suit your needs.

*    Find out how much you should save for retirement and for college costs.

* Discover how investment costs affect your bottom line by using our Compare Fund Costs tool.

* Find out how to maximize your after-tax returns in our PlainTalk(R) guide Be a Tax-Savvy Investor.

*    Attend our quarterly PlainTalk webcasts on investing.

Find out what Vanguard.com can do for you. Log on today!

CAPITALIZE ON YOUR IRA

Are you taking full advantage of your individual retirement account? You really should be. The contribution limits on IRAs were recently raised, making these tax-deferred accounts more powerful options for retirement savers. Here's how you can exploit your IRA--and improve your chances of having the retirement of your dreams.

* CONTRIBUTE THE MAXIMUM AMOUNT EACH YEAR.

It may be an obvious point, but if you invest as much in your IRA as the law allows--currently $3,000 per tax year if you are under age 50 and $3,500 if you are age 50 or over--you will increase the odds of meeting your retirement goals. "Max out" every year you can.

* MAKE IT AUTOMATIC.

Put your IRA on autopilot by taking advantage of Vanguard's Automatic Investment Plan. Your IRA contributions will be deducted from your bank account on a schedule of your choosing, making retirement investing a healthy habit.

* CONSIDER COST.

The owners of low-cost investments keep a larger portion of their gross returns than the owners of high-cost investments. Over the long term, avoiding costlier mutual funds and brokerage commissions could significantly boost your retirement savings. Our low costs are one reason a Vanguard IRA(R) is such a smart choice.


* REQUEST A DIRECT ROLLOVER WHEN YOU CHANGE JOBS.

Don't spend your retirement assets before you've retired. When you change jobs, roll your 401(k) or other employer-sponsored retirement plan assets directly into your IRA.

     If you have questions about your IRA, want to transfer an IRA from another institution to Vanguard, or need help with any other IRA transaction, call our Retirement Resource Center at 1-800-205-6189 or visit Vanguard.com. You can open or fund your IRA on our website, and have a confirmation in your hand within minutes.

THE VANGUARD(R) FAMILY OF FUNDS

STOCK FUNDS

500 Index Fund
Calvert Social Index Fund
Capital Opportunity Fund
Capital Value Fund
Convertible Securities Fund
Developed Markets Index Fund
Dividend Growth Fund
Emerging Markets Stock Index Fund
Energy Fund
Equity Income Fund
European Stock Index Fund
Explorer(TM) Fund
Extended Market Index Fund
Global Equity Fund
Growth and Income Fund
Growth Equity Fund
Growth Index Fund
Health Care Fund
Institutional Developed Markets Index Fund
Institutional Index Fund
Institutional Total Stock Market Index Fund
International Explorer(TM) Fund
International Growth Fund
International Value Fund
Mid-Cap Growth Fund
Mid-Cap Index Fund
Morgan(TM) Growth Fund
Pacific Stock Index Fund
Precious Metals Fund
PRIMECAP Fund
REIT Index Fund
Selected Value Fund
Small-Cap Growth Index Fund
Small-Cap Index Fund
Small-Cap Value Index Fund
Strategic Equity Fund
Tax-Managed Capital Appreciation Fund
Tax-Managed Growth and Income Fund
Tax-Managed International Fund
Tax-Managed Small-Cap Fund
Total International Stock Index Fund
Total Stock Market Index Fund
U.S. Growth Fund
U.S. Value Fund
Value Index Fund
Windsor(TM) Fund
Windsor(TM) II Fund

BALANCED FUNDS

Asset Allocation Fund
Balanced Index Fund
LifeStrategy(R) Conservative Growth Fund
LifeStrategy(R) Growth Fund
LifeStrategy(R) Income Fund
LifeStrategy(R) Moderate Growth Fund
STAR(TM) Fund
Tax-Managed Balanced Fund
Wellesley(R) Income Fund
Wellington(TM) Fund

BOND FUNDS

GNMA Fund
High-Yield Corporate Fund
High-Yield Tax-Exempt Fund
Inflation-Protected Securities Fund
Institutional Total Bond Market Index Fund
Insured Long-Term Tax-Exempt Fund
Intermediate-Term Bond Index Fund
Intermediate-Term Corporate Fund
Intermediate-Term Tax-Exempt Fund
Intermediate-Term Treasury Fund
Limited-Term Tax-Exempt Fund
Long-Term Bond Index Fund
Long-Term Corporate Fund
Long-Term Tax-Exempt Fund
Long-Term Treasury Fund
Short-Term Bond Index Fund
Short-Term Corporate Fund
Short-Term Federal Fund
Short-Term Tax-Exempt Fund
Short-Term Treasury Fund
State Tax-Exempt Bond Funds
  (California, Florida, Massachusetts,
  New Jersey, New York, Ohio, Pennsylvania)
Total Bond Market Index Fund

MONEY MARKET FUNDS

Admiral(TM) Treasury Money Market Fund
Federal Money Market Fund
Prime Money Market Fund
State Tax-Exempt Money Market Funds
 (California, New Jersey,
 New York, Ohio, Pennsylvania)
Tax-Exempt Money Market Fund
Treasury Money Market Fund

VARIABLE ANNUITY

Balanced Portfolio
Capital Growth Portfolio
Diversified Value Portfolio
Equity Income Portfolio
Equity Index Portfolio
Growth Portfolio
High Yield Bond Portfolio
International Portfolio
Mid-Cap Index Portfolio
Money Market Portfolio
REIT Index Portfolio
Short-Term Corporate Portfolio
Small Company Growth Portfolio
Total Bond Market Index Portfolio
Total Stock Market Index Portfolio

For information about Vanguard funds and annuities, including charges and expenses, obtain a prospectus from The Vanguard Group, P.O. Box 2600, Valley Forge, PA 19482-2600. Read it carefully before you invest or send money.

THE PEOPLE WHO GOVERN YOUR FUND

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard(R) funds and provides services to them on an at-cost basis.

     A majority of Vanguard's board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the investments they have made as private individuals. Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds.

     Among board members' responsibilities are selecting investment advisers for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers. The dates in parentheses below show when each trustee was initially elected.


--------------------------------------------------------------------------------
JOHN J. BRENNAN*       Chairman of the Board, Chief Executive Officer, and
(1987)                 Director/Trustee of The Vanguard Group, Inc., and of each
                       of the investment companies served by The Vanguard Group.
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

CHARLES D. ELLIS       The  Partners  of  '63  (pro bono ventures in education);
(2001)                 Senior  Adviser  to  Greenwich  Associates (international
                       business  strategy consulting); Successor Trustee of Yale
                       University;  Overseer of the Stern  School of Business at
                       New York University; Trustee  of  the Whitehead Institute
                       for Biomedical Research.
--------------------------------------------------------------------------------
RAJIV L. GUPTA         Chairman and Chief Executive Officer(since October 1999),
(2001)                 Vice Chairman (January-September 1999),and Vice President
                       (prior to September1999) of Rohm and Haas Co.(chemicals);
                       Director of Technitrol, Inc. (electronic components), and
                       Agere Systems (communications components);  Board Member
                       of  the  American  Chemistry  Council; Trustee  of Drexel
                       University.
--------------------------------------------------------------------------------
JOANN HEFFERNAN HEISEN Vice President, Chief  Information Officer, and Member of
(1998)                 the   Executive   Committee    of   Johnson   &   Johnson
                       (pharmaceuticals/consumer products);  Director   of   the
                       Medical  Center  at  Princeton  and  Women's Research and
                       Education Institute.
--------------------------------------------------------------------------------
BURTON G. MALKIEL      Chemical Bank Chairman's Professor of Economics,Princeton
(1977)                 University; Director  of  Vanguard  Investment Series plc
                       (Irish  investmentfund)  (since November 2001),  Vanguard
                       Group (Ireland)Limited (Irish investment management firm)
                       (since  November   2001),  Prudential  Insurance  Co.  of
                       America,  BKF Capital (investment  management  firm), The
                       Jeffrey Co. (holding company), and NeuVis, Inc. (software
                       company).
--------------------------------------------------------------------------------
ALFRED M. RANKIN, JR.  Chairman,  President,  Chief   Executive   Officer,   and
(1993)                 Director  of  NACCO  Industries,  Inc.  (forklift trucks/
                       housewares/lignite);  Director  of  Goodrich  Corporation
                       (industrial  products/aircraft   systems  and  services);
                       Director  until  1998  of  Standard  Products  Company (a
                       supplier for the automotive industry).
--------------------------------------------------------------------------------
J. LAWRENCE WILSON     Retired Chairman and Chief Executive Officer of  Rohm and
(1985)                 Haas Co.(chemicals);  Director  of  Cummins  Inc. (diesel
                       engines),   MeadWestvaco   Corp.  (paper  products),  and
                       AmerisourceBergen  Corp.  (pharmaceutical  distribution);
                       Trustee of Vanderbilt University.
--------------------------------------------------------------------------------
EXECUTIVE OFFICERS*

R. GREGORY BARTON      Secretary; Managing Director and  General  Counsel of The
                       Vanguard Group, Inc. (since September 1997); Secretary of
                       The  Vanguard  Group  and   of  each  of  the  investment
                       companies served by The Vanguard Group; Principal  of The
                       Vanguard Group (prior to September 1997).

THOMAS J. HIGGINS      Treasurer;  Principal  of   The   Vanguard  Group,  Inc.;
                       Treasurer  of each  of the investment companies served by
                       The Vanguard Group.
--------------------------------------------------------------------------------
*Officers of the funds are "interested persons" as defined in the Investment Company Act of 1940.

More  information   about  the  trustees  is  in  the  Statement  of  Additional
Information, available from The Vanguard Group.
--------------------------------------------------------------------------------
VANGUARD SENIOR MANAGEMENT TEAM

MORTIMER J. BUCKLEY,   Information  Technology.  F. William McNabb, III,  Client
                       Relationship Group.
JAMES H. GATELY,       Investment  Programs  and Services.  Michael  S.  Miller,
                       Planning and Development.
KATHLEEN C. GUBANICH,  Human Resources. Ralph K. Packard, Finance.

IAN A. MACKINNON,      Fixed  Income  Group.  George  U.  Sauter,   Quantitative
                       Equity Group.
--------------------------------------------------------------------------------
JOHN C. BOGLE,         Founder; Chairman and Chief Executive Officer, 1974-1996.

[PICTURE OF SHIP]
THE VANGUARD GROUP(R)

POST OFFICE BOX 2600
VALLEY FORGE, PA 19482-2600

Vanguard, The Vanguard Group, Vanguard.com, Vanguard IRA, Admiral, Consolidated View, Explorer, Morgan, LifeStrategy, PlainTalk, STAR, Wellesley, Wellington, Windsor, and the ship logo are trademarks of The Vanguard Group, Inc.

500 is a trademark of The McGraw- Hill Companies, Inc., and has been licensed for use by The Vanguard Group, Inc. Vanguard mutual funds are not sponsored, endorsed, sold, or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the funds.

Calvert Social Index is a trademark of Calvert Group, Ltd., and has been licensed for use by The Vanguard Group, Inc. Vanguard Calvert Social Index Fund is not sponsored, endorsed, sold, or promoted by Calvert Group, Ltd., and Calvert Group, Ltd., makes no representation regarding the advisability of investing in the fund.

All other marks are the exclusive property of their respective owners.

ABOUT OUR COVER

The photographs of the sails and ship that appear on the cover of this report are copyrighted by Michael Kahn.

FOR MORE INFORMATION

This report is intended for the funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus.

To  receive  a free  copy  of the  prospectus  or the  Statement  of  Additional
Information, or to request additional information about the funds or other Vanguard funds, please contact us at one of the adjacent telephone numbers or by e-mail through Vanguard.com(R). Prospectuses may also be viewed online.

All comparative mutual fund data are from Lipper Inc. or Morningstar, Inc., unless otherwise noted.

WORLD WIDE WEB
www.vanguard.com

FUND INFORMATION
1-800-662-7447

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1-800-662-2739

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1-800-523-1036

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(C) 2003 THE VANGUARD GROUP, INC.
ALL RIGHTS RESERVED.
VANGUARD MARKETING
CORPORATION, DISTRIBUTOR.

Q952 062003

VANGUARD(R) MUNICIPAL BOND FUNDS

SEMIANNUAL REPORT * APRIL 30, 2003 (UNAUDITED)

STATEMENT OF NET ASSETS

The Statement of Net Assets should be read in conjunction with the Statement of Operations, Statement of Changes in Net Assets, Financial Highlights, and Notes to Financial Statements, all of which appear in the accompanying report.

     This Statement provides a detailed list of each fund's municipal bond holdings by state, including each security's market value on the last day of the reporting period and information on credit enhancements such as insurance or letters of credit. Other assets are added to, and liabilities are subtracted from, the value of Total Municipal Bonds to calculate the fund's Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.

     At the end of the Statement of Net Assets of each fund, you will find a table displaying the composition of the fund's net assets. Undistributed Net Investment Income is usually zero because the fund distributes its net income to shareholders as a dividend each day. Any realized gains must be distributed annually, so the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The balance shown for Accumulated Net Realized Gains may differ from the amount available to distribute to shareholders as taxable capital gains as of the statement date because certain investments or transactions may be treated differently for financial statement and tax purposes. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.
--------------------------------------------------------------------------------
CONTENTS

Tax-Exempt Money Market Fund             1
Short-Term Tax-Exempt Fund              20
Limited-Term Tax-Exempt Fund            32
Intermediate-Term Tax-Exempt Fund       49
Insured Long-Term Tax-Exempt Fund       78
Long-Term Tax-Exempt Fund               88
High-Yield Tax-Exempt Fund              96
Key to Abbreviations                   108
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE               MARKET
                                                                        MATURITY                      AMOUNT               VALUE*
TAX-EXEMPT MONEY MARKET FUND                     COUPON                     DATE                       (000)                (000)
----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (98.8%)
----------------------------------------------------------------------------------------------------------------------------------
ALABAMA (0.8%)
Alabama Public School & College Auth. TOB VRDO    1.46%              5/7/2003(3)++           $         5,000      $         5,000
Birmingham AL GO VRDO                             1.30%              5/7/2003(2)LOC                   36,750               36,750
Jefferson County AL Sewer Rev.
  (Capital Improvement) VRDO                      1.35%              5/7/2003(3)                      20,000               20,000
Mobile AL IDR (Kimberly-Clark Tissue Co.) VRDO    1.35%              5/7/2003                         33,550               33,550
                                                                                                                  ---------------
                                                                                                                  $        95,300
                                                                                                                  ---------------
ALASKA (0.9%)
Alaska Housing Finance Corp. (State Capital) VRDO 1.35%              5/7/2003(1)                      10,000               10,000
Alaska Housing Finance Corp.
  Governmental Purpose VRDO                       1.45%              5/7/2003(1)                      14,900               14,900
Alaska Housing Finance Corp. Home Mortgage VRDO   1.50%              5/7/2003(4)                      50,000               50,000
Anchorage AK Electric Util.
  (Muni. Light & Power) VRDO                      1.30%              5/7/2003   LOC                   19,990               19,990
Anchorage AK GO TOB VRDO                          1.44%             5/7/2003    ++                     3,115                3,115
Valdez AK Marine Terminal Rev.
  (Exxon Pipeline Co.) VRDO                       1.30%              5/1/2003                            800                  800
                                                                                                                  ---------------
                                                                                                                  $        98,805
                                                                                                                  ---------------

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE               MARKET
                                                                        MATURITY                      AMOUNT               VALUE*
TAX-EXEMPT MONEY MARKET FUND                     COUPON                     DATE                       (000)                (000)
----------------------------------------------------------------------------------------------------------------------------------
ARIZONA (0.9%)
Arizona School Fac. Board Rev. TOB VRDO           1.42%              5/7/2003   ++                     7,770                7,770
Arizona Transp. Board Highway Rev.                3.00%              7/1/2003                          5,785                5,798
Phoenix AZ Civic Improvement Corp.
  Water System Rev. TOB VRDO                      1.42%              5/7/2003(Prere.) ++               4,800                4,800
Pima County AZ IDA Draw Down-
  Single Family Mortgage Rev. FR                  1.25%             5/25/2003                         27,940               27,940
Salt River Project Arizona Agricultural
  Improvement & Power Dist. Rev. CP               1.10%              7/8/2003                          5,000                5,000
Tucson & Pima County AZ IDA Draw Down-
  Single Family Mortgage Rev. FR                  1.29%             5/25/2003                         50,000               50,000
                                                                                                                  ---------------
                                                                                                                  $       101,308
                                                                                                                  ---------------
ARKANSAS (0.7%)
Pulaski County AR Health Fac. St. Vincent Infirmary
  (Catholic Health Initiatives) VRDO              1.45%              5/7/2003                         37,400               37,400
Univ. of Arkansas Board of Trustees Rev. VRDO     1.38%              5/7/2003(1)                      45,455               45,455
                                                                                                                  ---------------
                                                                                                                  $        82,855
                                                                                                                  ---------------
CALIFORNIA (6.6%)
Access To Loans For Learning Student Loan Corp.
  California Rev. Student Loan Program VRDO       1.35%              5/7/2003   LOC                   11,500               11,500
Access To Loans For Learning Student Loan Corp.
  California Rev. Student Loan Program VRDO       1.35%              5/7/2003   LOC                   18,800               18,800
California GO CP                                  1.20%             5/23/2003                         44,000               44,000
California GO CP                                  1.35%             6/12/2003                         10,000               10,000
California GO CP                                  1.35%             6/13/2003                         58,000               58,000
California Higher Educ. Loan Auth.
  Student Loan Rev. PUT                           1.80%              6/1/2003   LOC                   37,500               37,500
California State Dept. Water Resources
  Power Supply Rev. VRDO                          1.35%              5/1/2003   LOC                   50,000               50,000
California State Dept. Water Resources
  Power Supply Rev. VRDO                          1.35%              5/7/2003   LOC                   40,000               40,000
California State Dept. Water Resources
  Power Supply Rev. VRDO                          1.50%              5/7/2003   LOC                   55,000               55,000
California State Dept. Water Resources
  Power Supply Rev. VRDO                          1.50%              5/7/2003(2)                      31,000               31,000
Los Angeles CA TRAN                               3.00%             6/30/2003                         92,600               92,815
Los Angeles CA Unified School Dist. TRAN          3.25%              7/1/2003                         50,000               50,132
Los Angeles County CA TRAN                        3.00%             6/30/2003                         75,000               75,166
Sacramento County CA TRAN                         3.00%              8/1/2003                         50,000               50,162
San Diego CA TAN                                  3.00%              8/1/2003                         59,650               59,866
San Diego CA Unified School Dist. TRAN            3.00%             7/28/2003                         50,000               50,177
Ventura County CA TRAN                            3.00%              7/1/2003                         30,000               30,067
                                                                                                                  ---------------
                                                                                                                  $       764,185
                                                                                                                  ---------------
COLORADO (4.0%)
Colorado General Fund TRAN                        3.00%             6/27/2003                         33,000               33,066
Colorado Health Fac. Auth. Rev.
  (Catholic Health Initiatives) VRDO              1.45%              5/7/2003                         81,400               81,400
Colorado Health Fac. Auth. Rev.
  (Exempla Inc.) VRDO                             1.39%              5/7/2003   LOC                   25,000               25,000
Colorado Health Fac. Auth. Rev.
  (Sisters of Charity Leavenworth) VRDO           1.40%              5/7/2003                         10,000               10,000
Colorado Housing & Finance Auth.
  Multi-Family Mortgage Bonds Class I VRDO        1.35%              5/7/2003(1)                      12,200               12,200

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE               MARKET
                                                                        MATURITY                      AMOUNT               VALUE*
TAX-EXEMPT MONEY MARKET FUND                     COUPON                     DATE                       (000)                (000)
----------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Auth.
  Multi-Family Mortgage Bonds Class I VRDO        1.70%             10/1/2003                         10,000               10,000
Colorado Housing & Finance Auth. Single Family
  Mortgage Bonds Class I Rev.                     1.20%              3/1/2004                          5,000                5,000
Colorado Housing & Finance Auth. Single Family
  Mortgage Bonds Class I VRDO                     1.35%              5/7/2003                          5,000                5,000
Colorado Housing & Finance Auth. Single Family
  Mortgage Bonds Class I VRDO                     1.35%              5/7/2003                         37,000               37,000
Colorado Housing & Finance Auth. Single Family
  Mortgage Bonds Class I VRDO                     1.35%              5/7/2003                         12,215               12,215
Colorado Springs CO Util. System Rev. VRDO        1.30%              5/7/2003                         35,000               35,000
Colorado Student Obligation Bond Auth. VRDO       1.40%              5/7/2003(2)                      26,600               26,600
Denver CO City & County Airport Rev. VRDO         1.45%              5/7/2003(1)                     135,200              135,200
Denver CO City & County Airport Rev. VRDO         1.55%              5/7/2003(1)                      20,000               20,000
Regional Transp. Dist. of Colorado COP
  (Transit Vehicles Project) VRDO                 1.35%              5/7/2003(2)                      15,000               15,000
                                                                                                                  ---------------
                                                                                                                  $       462,681
                                                                                                                  ---------------
CONNECTICUT (0.6%)
Connecticut GO VRDO                               1.35%              5/7/2003                          7,740                7,740
Connecticut Special Tax Obligation Rev.
  (Transp. Infrastructure) VRDO                   1.35%              5/7/2003(2)                      44,245               44,245
Connecticut Special Tax Obligation Rev.
  (Transp. Infrastructure) VRDO                   1.35%              5/7/2003(3)                      13,200               13,200
                                                                                                                  ---------------
                                                                                                                  $        65,185
                                                                                                                  ---------------
DELAWARE (0.4%)
Delaware GO                                       4.00%              7/1/2003                          9,880                9,923
New Castle County DE Airport Fac. Rev.
  (FlightSafety) VRDO                             1.38%              5/7/2003                         16,600               16,600

Univ. of Delaware Rev. VRDO                       1.35%              5/1/2003                          8,655                8,655
Univ. of Delaware Rev. VRDO                       1.35%              5/7/2003                         13,540               13,540
                                                                                                                  ---------------
                                                                                                                  $        48,718
                                                                                                                  ---------------
DISTRICT OF COLUMBIA (2.7%)
District of Columbia
  (Henry J. Kaiser Family Foundation)             1.38%              5/7/2003                         12,000               12,000
  VRDO
District of Columbia (National
  Geographic Society) VRDO                        1.30%              5/7/2003                         17,670               17,670
District of Columbia (National
  Public Radio Inc.) VRDO                         1.35%              5/7/2003   LOC                   13,400               13,400
District of Columbia
  (Smithsonian Institute) VRDO                    1.35%              5/7/2003                         54,435               54,435
District of Columbia GO TOB VRDO                  1.46%              5/7/2003(4) ++                    3,770                3,770
District of Columbia GO VRDO                      1.35%              5/7/2003(3)                      67,200               67,200
District of Columbia Housing Finance
  Agency Draw Down-
  Single Family Mortgage Rev. FR                  1.31%             5/25/2003                         78,750               78,750
District of Columbia Univ. Rev.
  (George Washington Univ.) VRDO                  1.35%              5/7/2003(1)                      41,765               41,765
District of Columbia Water & Sewer Auth.
  Public Util. Rev. TOB VRDO                      1.46%              5/7/2003(4) ++                   18,875               18,875
District of Columbia Water & Sewer Auth.
  Public Util. Rev. TOB VRDO                      1.46%              5/7/2003(4) ++                    4,705                4,705
                                                                                                                  ---------------
                                                                                                                  $       312,570
                                                                                                                  ---------------

FLORIDA (4.2%)
Dade County FL School Dist. GO                    6.25%             2/15/2003(1)                       5,520                5,737
Dade County FL Water & Sewer System Rev. VRDO     1.35%              5/7/2003(3)                      78,395               78,395
Florida Board of Educ. Capital Outlay TOB VRDO    1.42%              5/7/2003    ++                    7,980                7,980
Florida Board of Educ. Rev.
  (Lottery Rev.) TOB VRDO                         1.42%              5/7/2003(1) ++                   34,130               34,130

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE               MARKET
                                                                        MATURITY                      AMOUNT               VALUE*
TAX-EXEMPT MONEY MARKET FUND                     COUPON                     DATE                       (000)                (000)
----------------------------------------------------------------------------------------------------------------------------------
Florida Dept. of Transp. TOB VRDO                 1.44%                 5/7/2003 ++          $         6,925      $         6,925
Florida Dept. of Transp. TOB VRDO                 1.44%                 5/7/2003 ++                    7,585                7,585
Florida Division Board Financial Dept.
  of General Services Systems Rev.
   (Dept. of Environmental Protection)            5.25%                7/1/20(3)                      18,350               18,461
Florida Division Board Financial
  Dept. of General Services Systems Rev.
   (Dept. of Environmental Protection) TOB VRDO   1.42%              5/7/2003(4) ++                   17,930               17,930
Hillsborough County FL Water &
  Sewer Rev. TOB VRDO                             1.43%              5/7/2003(2) ++                   10,095               10,095
Jacksonville FL Electric Auth. Rev.
  (Electric System) VRDO                          1.35%              5/1/2003                         27,800               27,800
Jacksonville FL Electric Auth. Rev.
  (Electric System) VRDO                          1.35%              5/1/2003                         10,100               10,100
Orange County FL Educ. Fac. Auth.Rev.
  (Rollins College) VRDO                          1.35%              5/1/2003    LOC                     500                  500
Orange County FL Health Fac. Auth.Rev.
(Adventist Sunbelt Group) VRDO                    1.35%              5/7/2003    LOC                  52,300               52,300
Orange County FL Housing Finance Auth.
  Single Family Mortgage                          1.52%              5/7/2003    ++                   15,995               15,995
              Rev. TOB VRDO
Orange County FL School Board VRDO                1.40%              5/1/2003(1)                       1,400                1,400
Orlando & Orange County FL
  Expressway Auth. VRDO                           1.35%              5/7/2003(4)                      40,235               40,235
Orlando FL Util. Comm. Water &
  Electric Rev. VRDO                              1.35%              5/7/2003                          2,000                2,000
Palm Beach County FL School Dist. TAN             3.00%             9/30/2003                         44,000               44,275
Palm Beach County FL Special Purpose Fac. Rev.
  (FlightSafety) VRDO                             1.38%              5/7/2003                         18,000               18,000
Sunshine State Florida Govt.
  Financing Comm. Rev. VRDO                       1.34%              5/7/2003(2)                       7,500                7,500
Sunshine State Florida Govt.
  Financing Comm. Rev. VRDO                       1.35%              5/7/2003(2)                      74,875               74,875
Tampa Bay FL Water Util. System Rev. TOB VRDO     1.42%              5/7/2003(3)(Prere.)++             2,500                2,500
                                                                                                                  ---------------
                                                                                                                  $       484,718
                                                                                                                  ---------------
GEORGIA (3.8%)
Atlanta GA Water & Wastewater Rev. TOB VRDO       1.43%              5/7/2003(1) ++                    9,995                9,995
Atlanta GA Water & Wastewater Rev. TOB VRDO       1.43%              5/7/2003(3) ++                   18,495               18,495
Atlanta GA Water & Wastewater Rev. VRDO           1.40%              5/1/2003(4)                       7,490                7,490
Atlanta GA Water & Wastewater Rev. VRDO           1.40%              5/7/2003(4)                      45,540               45,540
Burke County GA Dev. Auth. PCR
  (Oglethorpe Power Corp.)  VRDO                  1.33%              5/7/2003(3)(Prere.)              59,135               59,135
Cobb County GA Rev. (Kennesaw State Univ.) VRDO   1.35%              5/7/2003    LOC                  22,700               22,700
Floyd County GA Dev. Auth. Rev.
  (Berry College) VRDO                            1.35%              5/7/2003    LOC                  15,000               15,000
Fulco GA Hosp. Auth. Rev.
  (Piedmont Hosp.) VRDO                           1.35%              5/7/2003    LOC                  14,000               14,000
Fulco GA Hosp. Auth. Rev.
  (Shepherd Center) VRDO                          1.35%              5/7/2003    LOC                   7,300                7,300
Fulton County GA Dev. Auth.
  (Robert A. Woodruff Arts                        1.30%              5/7/2003                         10,000               10,000
  Center) VRDO
Fulton County GA Fac. Corp. COP Fulton County GA
  Public Purpose Project TOB  VRDO                1.44%              5/7/2003(2) ++                   16,695               16,695
Fulton County GA School Dist. TOB VRDO            1.44%              5/7/2003    ++                   21,000               21,000
Georgia GO                                        6.50%             12/1/2003                          5,000                5,155
Georgia GO TOB PUT                                1.25%             7/17/2003    ++                   11,150               11,150
Georgia GO TOB VRDO                               1.42%              5/7/2003    ++                   31,420               31,420
Georgia GO TOB VRDO                               1.44%              5/7/2003    ++                   10,580               10,580
Georgia GO TOB VRDO                               1.44%              5/7/2003    ++                    6,260                6,260
Georgia Road & Tollway Auth. Rev. TOB VRDO        1.44%              5/7/2003    ++                    4,885                4,885
Gwinnett County GA Hosp. Auth. Rev.
  (Gwinnett Hosp. System Inc.) VRDO               1.35%              5/7/2003    LOC                  10,000               10,000
Macon-Bibb County GA Hosp. Auth.
  (Medical Center of Central Georgia) VRDO        1.35%              5/7/2003    LOC                  15,350               15,350

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE               MARKET
                                                                        MATURITY                      AMOUNT               VALUE*
TAX-EXEMPT MONEY MARKET FUND                     COUPON                     DATE                       (000)                (000)
----------------------------------------------------------------------------------------------------------------------------------
Metro. Atlanta GA Rapid Transp. Auth.
  Georgia Sales Tax Rev. VRDO                     1.35%              5/7/2003    LOC                  38,570               38,570
Private Colleges & Univ. Auth. of Georgia Rev.
  (Emory Univ.) TOB VRDO                          1.44%              5/7/2003    ++                    5,000                5,000
Private Colleges & Univ. Auth. of Georgia Rev.
  (Emory Univ.) VRDO                              1.35%              5/7/2003                         19,945               19,945
Private Colleges & Univ. Fac. Auth. of Georgia Rev.
  (Emory Univ.) VRDO                              1.35%              5/7/2003                          4,000                4,000
Richmond County GA Hosp. Auth.
  (Univ. of Health Services)VRDO                  1.35%              5/7/2003    LOC                  27,100               27,100
                                                                                                                  ---------------
                                                                                                                  $       436,765
                                                                                                                  ---------------
HAWAII (0.7%)
Hawaii GO TOB VRDO                                1.42%              5/7/2003(4) ++                    4,000                4,000
Hawaii GO TOB VRDO                                1.44%              5/7/2003(4) ++                    8,435                8,435
Honolulu HI City & County PUT                     1.30%             12/4/2003(3)                      16,700               16,700
Honolulu HI City & County PUT                     1.30%             12/4/2003(3)                      16,700               16,700
Honolulu HI City & County PUT                     1.30%             12/4/2003(3)                       4,200                4,200
Honolulu HI Multifamily Housing Rev.
  Hillside Apartments VRDO                        1.40%              5/7/2003    LOC                  27,500               27,500
                                                                                                                  ---------------
                                                                                                                  $        77,535
                                                                                                                  ---------------
IDAHO (0.7%)
Idaho Housing & Finance Assn. Single Family
  Mortgage Rev. VRDO                              1.40%              5/7/2003                         10,500               10,500
Idaho Housing & Finance Assn. Single Family
  Mortgage Rev. VRDO                              1.40%              5/7/2003                         12,250               12,250
Idaho Housing & Finance Assn. Single Family
  Mortgage Rev. VRDO                              1.40%              5/7/2003                         12,000               12,000
Idaho Housing & Finance Assn. Single Family
  Mortgage Rev. VRDO                              1.40%              5/7/2003                          9,500                9,500
Idaho Housing & Finance Assn. Single Family
  Mortgage Rev. VRDO                              1.40%              5/7/2003                         12,500               12,500
Idaho Housing & Finance Assn. Single Family
  Mortgage Rev. VRDO                              1.40%              5/7/2003                         12,500               12,500
Idaho Housing & Finance Assn. Single Family
  Mortgage Rev. VRDO                              1.40%              5/7/2003                          8,300                8,300
Idaho Housing & Finance Assn. Single Family
  Mortgage Rev. VRDO                              1.40%              5/7/2003                          6,700                6,700
                                                                                                                  ---------------
                                                                                                                  $        84,250
                                                                                                                  ---------------
ILLINOIS (9.8%)
Chicago IL Board of Educ. TOB VRDO                1.42%              5/7/2003(4) ++                    7,085                7,085
Chicago IL Board of Educ. TOB VRDO                1.44%              5/7/2003(1) ++                    5,370                5,370
Chicago IL Board of Educ. TOB VRDO                1.44%              5/7/2003(2) ++                    6,045                6,045
Chicago IL Board of Educ. VRDO                    1.35%              5/7/2003(4)                      69,100               69,100
Chicago IL Board of Educ. VRDO                    1.35%              5/7/2003(4)                      31,400               31,400
Chicago IL Board of Educ. VRDO                    1.35%              5/7/2003(4)                      52,200               52,200
Chicago IL GO                                     1.28%             12/4/2003    LOC                  40,000               40,000
Chicago IL GO TOB VRDO                            1.42%              5/7/2003(3) ++                    7,905                7,905
Chicago IL GO TOB VRDO                            1.42%              5/7/2003(3) ++                    3,620                3,620
Chicago IL GO TOB VRDO                            1.43%              5/7/2003(2) ++                   19,995               19,995
Chicago IL GO TOB VRDO                            1.44%              5/7/2003(1) ++                    2,500                2,500
Chicago IL GO VRDO                                1.38%              5/7/2003(3)                      45,000               45,000
Chicago IL Metro. Water Reclamation Dist. GO      5.85%             12/1/2003                          6,355                6,526

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE               MARKET
                                                                        MATURITY                      AMOUNT               VALUE*
TAX-EXEMPT MONEY MARKET FUND                     COUPON                     DATE                       (000)                (000)
----------------------------------------------------------------------------------------------------------------------------------
Chicago IL Metro. Water Reclamation Dist.
  GO TOB VRDO                                     1.44%              5/7/2003    ++                    5,390                5,390
Chicago IL Metro. Water Reclamation Dist.
  GO VRDO                                         1.30%              5/7/2003                         69,700               69,700
Chicago IL Metro. Water Reclamation Dist.
  GO VRDO                                         1.33%              5/7/2003                         33,000               33,000
Chicago IL Park Dist. GO TOB VRDO                 1.43%              5/7/2003(3) ++                    9,990                9,990
Chicago IL Park Dist. TOB VRDO                    1.43%              5/7/2003(3) ++                    5,660                5,660
Chicago IL Park Dist. TOB VRDO                    1.43%              5/7/2003(3) ++                    5,310                5,310
Chicago IL Public Building Comm.
  (Chicago School Reform Board) TOB VRDO          1.42%              5/7/2003(3) ++                    5,400                5,400
Chicago IL Public Building Comm. GO TOB VRDO      1.42%              5/7/2003(2) ++                    6,910                6,910
Chicago IL Sales Tax Rev. TOB VRDO                1.42%              5/7/2003(3) ++                    5,393                5,392
Chicago IL Sales Tax Rev. VRDO                    1.35%              5/7/2003(3)                      70,000               70,000
Chicago IL Water Rev. TOB VRDO                    1.42%              5/7/2003(2) ++                   12,775               12,775
Chicago IL Water Rev. VRDO                        1.35%              5/7/2003    LOC                  30,125               30,125
Cook County IL GO                                 5.75%            11/15/2003(3)                       5,000                5,123
Cook County IL GO TOB VRDO                        1.42%              5/7/2003(2) ++                   13,550               13,550
Cook County IL GO TOB VRDO                        1.43%              5/7/2003(3) ++                   11,500               11,500
Illinois Dev. Finance Auth. Hosp. Rev.
(Evanston Northwestern Healthcare Corp.) VRDO     1.35%              5/7/2003                         58,100               58,100
Illinois Dev. Finance Auth. Rev.
  (Bradley Univ.) VRDO                            1.37%              5/7/2003(3)                      19,750               19,750
Illinois Educ. Fac. Auth. Rev.
  (Adler Planetarium) VRDO                        1.35%              5/7/2003    LOC                  23,600               23,600
Illinois Educ. Fac. Auth. Rev.
  (DePaul Univ.) VRDO                             1.35%              5/7/2003    LOC                  36,500               36,500
Illinois Educ. Fac. Auth. Rev.
 (Field Museum of Natural History) VRDO           1.40%              5/7/2003    LOC                  15,000               15,000
Illinois GO TOB PUT                               1.30%             7/17/2003(1) ++                   15,320               15,320
Illinois GO TOB VRDO                              1.42%              5/7/2003(1) ++                    6,925                6,925
Illinois GO TOB VRDO                              1.42%              5/7/2003(1) ++                    4,270                4,270
Illinois GO TOB VRDO                              1.42%              5/7/2003(1) ++                    5,380                5,380
Illinois GO TOB VRDO                              1.42%              5/7/2003(1) ++                    5,135                5,135
Illinois GO TOB VRDO                              1.42%              5/7/2003(1) ++                    7,510                7,510
Illinois GO TOB VRDO                              1.42%              5/7/2003    ++                    7,630                7,630
Illinois GO TOB VRDO                              1.44%              5/7/2003(3) ++                   22,000               22,000
Illinois GO TOB VRDO                              1.46%              5/7/2003(4) ++                   15,165               15,165
Illinois GO TOB VRDO                              1.46%              5/7/2003(2) ++                    2,940                2,940
Illinois GO TOB VRDO                              1.46%              5/7/2003(1) ++                    5,765                5,765
Illinois GO TOB VRDO                              1.30%             7/17/2003(3) ++                    9,670                9,670
Illinois Health Fac. Auth. Rev.
  (Carle Foundation) VRDO                         1.35%              5/7/2003(2)                      38,000               38,000
Illinois Health Fac. Auth. Rev. (Gottlieb Health
  Resources Inc. Obligated Group) VRDO            1.35%              5/7/2003    LOC                  27,800               27,800
Illinois Health Fac. Auth. Rev.
  (Northwestern Memorial Hosp.) VRDO              1.35%              5/1/2003                          7,500                7,500
Illinois Health Fac. Auth. Rev.
  (Northwestern Memorial Hosp.) VRDO              1.35%              5/1/2003                          3,500                3,500
Illinois Health Fac. Auth. Rev.
  (Northwestern Memorial Hosp.) VRDO              1.36%              5/1/2003                         19,800               19,800
Illinois Health Fac. Auth. Rev.
  (OSF Healthcare System) VRDO                    1.40%              5/1/2003    LOC                  25,300               25,300
Illinois RAN                                      3.00%             6/15/2003                         50,000               50,092
Illinois Regional Transp. Auth. Rev. TOB VRDO     1.42%             5/7/2003(3)  ++                   12,895               12,895
Illinois Sales Tax Rev. TOB VRDO                  1.42%             5/7/2003YY                        10,630               10,630
Illinois Sales Tax Rev. TOB VRDO                  1.42%              5/7/2003(3) ++                    3,500                3,500
Illinois Sales Tax Rev. TOB VRDO                  1.42%              5/7/2003(4) ++                    5,480                5,480

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE               MARKET
                                                                        MATURITY                      AMOUNT               VALUE*
TAX-EXEMPT MONEY MARKET FUND                     COUPON                     DATE                       (000)                (000)
----------------------------------------------------------------------------------------------------------------------------------
Illinois Sales Tax Rev. TOB VRDO                  1.42%              5/7/2003    ++          $         8,390      $         8,390
Illinois Sales Tax Rev. TOB VRDO                  1.42%              5/7/2003    ++                    5,775                5,775
Illinois Student Assistance Comm.
  Student Loan Rev. VRDO                          1.42%              5/7/2003    LOC                   9,000                9,000
Metro. Pier & Exposition Auth. Illinois Dedicated
  Sales Tax Rev. TOB VRDO                         1.42%              5/7/2003(2) ++                    5,495                5,495
Metro. Pier & Exposition Auth. Illinois Dedicated
  Sales Tax Rev. TOB VRDO                         1.42%              5/7/2003(1) ++                    6,145                6,145
Metro. Pier & Exposition Auth. Illinois Dedicated
  Sales Tax Rev. TOB VRDO                         1.42%              5/7/2003(1) ++                   14,995               14,995
Metro. Pier & Exposition Auth. Illinois Dedicated
  Tax Rev. TOB VRDO                               1.44%               5/7/2003(1)++                   10,000               10,000
Regional Transp. Auth. Cook, Du Page,
  Kane, Lake, McHenry, and Will Counties IL GO    3.00%              6/1/2003(3)                       4,360                4,365

Regional Transp. Auth. Cook, Du Page,
  Kane, Lake, McHenry, and Will Counties IL GO
    TOB VRDO                                      1.42%              5/7/2003(1) ++                   10,320               10,320
Schaumburg IL GO VRDO                             1.35%              5/7/2003                         14,200               14,200
                                                                                                                  ---------------
                                                                                                                  $     1,140,413
                                                                                                                  ---------------

Indiana (2.1%)
Delaware County IN Hosp. Auth. Rev.
  (Cardinal Health Systems) VRDO                  1.40%              5/7/2003(2)                      37,300               37,300
Indiana Dev. Finance Auth. Rev.
  (Indianapolis Museum of Art) VRDO               1.40%              5/7/2003    LOC                  13,000               13,000
Indiana Educ. Fac. Auth. (Wabash College) VRDO    1.40%              5/7/2003    LOC                  34,020               34,020
Indiana Health Fac. Auth. Finance Auth. Rev.
  (Ascension Health Credit Group) PUT             1.83%              7/3/2003                         15,000               15,000
Indiana Health Fac. Auth. Finance Auth. Rev.
  (Ascension Health Credit Group) PUT             1.83%              7/3/2003                         13,000               13,000
Indiana Housing Finance Auth. Single Family
  Mortgage Rev. PUT                               1.35%            12/10/2003                          6,495                6,495
Indiana Muni. Power Agency Rev. VRDO              1.35%              5/7/2003    LOC                  10,000               10,000
Indiana Office Building Comm. Fac. Rev.
  (Indiana Govt. Center South) VRDO               1.35%              5/7/2003                         36,100               36,100
Indiana Office Building Comm. Fac. Rev.
  (Miami Correctional Fac.) VRDO                  1.35%              5/7/2003                         23,000               23,000
Indiana Office Building Comm. Fac. Rev.
  (Pendleton Juvenile Corrections Fac.) VRDO      1.35%              5/7/2003                         32,400               32,400
Indianapolis IN Local Public Improvement
  Bond Bank TOB VRDO                              1.42%              5/7/2003(1) ++                    9,745                9,745
Whiting IN Environmental Fac. Rev.
  (BP Products) VRDO                              1.40%              5/1/2003                          9,580                9,580

                                                                                                                  ---------------
                                                                                                                  $       239,640
                                                                                                                  ---------------

Iowa (0.3%)
Iowa Finance Auth. Rev. TOB VRDO                  1.44%              5/7/2003    ++                    6,045                6,045
Iowa Higher Educ. Loan Auth. Rev. Private
  College Fac.(Grinnell College Project) VRDO     1.40%              5/7/2003                         25,000              25,000
                                                                                                                  ---------------
                                                                                                                  $        31,045
                                                                                                                  ---------------
KANSAS (2.7%)
Kansas Dept. of Transp. Highway Rev. VRDO         1.32%              5/7/2003                         25,000               25,000
Kansas Dept. of Transp. Highway Rev. VRDO         1.32%              5/7/2003                         18,800               18,800
Kansas Dept. of Transp. Highway Rev. VRDO         1.32%              5/7/2003                         37,000               37,000
Kansas Dept. of Transp. Highway Rev. VRDO         1.35%              5/7/2003                         22,500               22,500
Kansas Dept. of Transp. Highway Rev. VRDO         1.35%              5/7/2003                         34,400               34,400

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE               MARKET
                                                                        MATURITY                      AMOUNT               VALUE*
TAX-EXEMPT MONEY MARKET FUND                     COUPON                     DATE                       (000)                (000)
----------------------------------------------------------------------------------------------------------------------------------
Kansas Dev. Finance Auth. TOB VRDO                1.44%              5/7/2003    ++                    5,375                5,375
Koch Industries Multi-State TOB VRDO              1.61%              5/7/2003(2) ++                  138,548              138,548
Sedgwick County KS Airport Fac. Rev.
  (FlightSafety) VRDO                             1.38%              5/7/2003                         34,000               34,000
                                                                                                                  ---------------
                                                                                                                  $       315,623
                                                                                                                  ---------------
KENTUCKY (2.2%)
Berea KY Educ. Fac. Rev. (Berea College) VRDO     1.40%              5/1/2003                         12,000               12,000
Jeffersontown KY Lease Program
  (Kentucky League of Cities Funding) VRDO        1.36%              5/7/2003    LOC                   5,200                5,200
Kentucky Asset/Liability Comm. General Fund FR    1.51%              5/7/2003                         60,000               60,000
Kentucky Asset/Liability Comm. General Fund Rev.  2.75%             6/26/2003                         12,270               12,290
Kentucky Econ. Dev. Finance Auth. Hosp. Fac. Rev.
  (Baptist Healthcare) VRDO                       1.35%              5/7/2003(1)                      20,865               20,865
Kentucky Housing Corp. Single Family Mortgage Rev.
  Draw Down TOB VRDO                              1.52%              5/7/2003    ++                    5,665                5,665
Kentucky Housing Corp. Single Family Mortgage Rev.
  Draw Down TOB VRDO                              1.52%              5/7/2003    ++                   16,665               16,665
Kentucky Housing Corp. Single Family Mortgage Rev.
  Draw Down TOB VRDO                              1.52%              5/7/2003    ++                    5,100                5,100
Kentucky Property & Building Comm. Rev. TOB VRDO  1.42%              5/7/2003(4) ++                    5,900                5,900
Louisville & Jefferson County KY Regional Airport Auth.
Special Fac. (UPS Worldwide Forwarding) VRDO      1.40%              5/1/2003                          3,800               33,800
Louisville & Jefferson County KY TOB VRDO         1.44%              5/7/2003(1) ++                   15,000               15,000
Warren County KY Rev.
  (Western Kentucky Univ. Student Life) VRDO      1.35%              5/7/2003    LOC                  65,455               65,455
                                                                                                                  ---------------
                                                                                                                  $       257,940
                                                                                                                  ---------------
LOUISIANA
Louisiana GO TOB VRDO                             1.42%              5/7/2003(2) ++                    5,325                5,325

MAINE (0.3%)
Maine GO TAN                                      2.25%             6/30/2003                         10,000               10,012
Maine Health & Higher Educ. Fac. Auth. Rev.
  (Bowdoin College) VRDO                          1.31%              5/7/2003    LOC                  12,405               12,405
Maine Housing Auth. Mortgage PUT                  1.60%             7/15/2003                          4,000                4,000
Maine Housing Auth. Mortgage PUT                  1.65%             7/15/2003                          8,000                8,000
                                                                                                                  ---------------
                                                                                                                  $        34,417
                                                                                                                  ---------------
MARYLAND (0.8%)
Baltimore County MD Metro. Dist. CP               1.20%              6/2/2003                         10,200               10,200
Baltimore Mayor & City Council Maryland Consolidated
  Public Improvement Project Refunding VRDO       1.30%              5/7/2003(3)                      17,000               17,000
Frederick County MD Consolidated Public
  Improvement VRDO                                 1.35%             5/7/2003                          3,805                3,805
Maryland Dept. of Housing & Community Dev.
  Mortgage TOB VRDO                               1.52%              5/7/2003    ++                   19,630               19,630
Maryland Dept. of Housing & Community Dev.
  TOB VRDO                                        1.47%              5/7/2003    ++                    5,165                5,165
Univ. of Maryland System Auxiliary Fac. &
  Tuition Rev. TOB VRDO                           1.42%              5/7/2003    ++                    7,073                7,073
Washington Suburban Sanitation Dist.
  Maryland VRDO                                   1.35%              5/7/2003                         32,600               32,600
                                                                                                                  ---------------
                                                                                                                  $        95,473
                                                                                                                  ---------------
Massachusetts (3.2%)
Brookline MA BAN                                              3.50%   5/15/2003            15,500   15,510
Massachusetts Bay Transp. Auth. Rev. VRDO                     1.35%    5/7/2003            33,400   33,400

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE               MARKET
                                                                        MATURITY                      AMOUNT               VALUE*
TAX-EXEMPT MONEY MARKET FUND                     COUPON                     DATE                       (000)                (000)
----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Dev. Finance Agency Rev.
  (Boston Univ.) VRDO                             1.45%              5/7/2003(10)                      7,700                7,700
Massachusetts Dev. Finance Agency Rev.
  (Smith College) VRDO                            1.35%              5/7/2003                            700                  700
Massachusetts GO                                  4.00%              9/1/2003                         52,670               53,168
Massachusetts GO TOB VRDO                         1.42%              5/7/2003(3) ++                   10,000               10,000
Massachusetts GO VRDO                             1.35%              5/1/2003                          1,700                1,700
Massachusetts GO VRDO                             1.35%              5/7/2003                          2,900                2,900
Massachusetts GO VRDO                             1.40%              5/7/2003                         11,600               11,600
Massachusetts GO VRDO                             1.50%              5/7/2003                        125,900              125,900
Massachusetts GO VRDO                             1.50%              5/7/2003                         33,100               33,100
Massachusetts Housing Finance
  Agency Housing Rev. VRDO                        1.35%              5/7/2003                         50,000               50,000
Massachusetts Water Resources Auth. Rev. VRDO                      1.30%        5/1/2003LOC          6,000    6,000
Massachusetts Water Resources Auth. Rev. VRDO                      1.40%        5/1/2003LOC         15,250   15,250
                                                                                                                  ---------------
                                                                                                                  $       366,928
                                                                                                                  ---------------
MICHIGAN (5.4%)
Detroit MI City School Dist. TOB VRDO             1.44%              5/7/2003(3) ++                    3,725                3,725
Detroit MI Sewage Disposal System VRDO            1.35%              5/7/2003(3)                      21,300               21,300
DetroitMI Water Supply System VRDO                1.35%              5/7/2003(3)                      46,380               46,380
Detroit MI Water Supply System VRDO               1.35%              5/7/2003(1)                      54,000               54,000
Huron Valley MI School Dist. TOB VRDO             1.44%              5/7/2003    ++                   11,000               11,000
Michigan Building Auth. Rev. TOB VRDO             1.42%              5/7/2003(4) ++                    9,635                9,635
Michigan Building Auth. Rev. TOB VRDO             1.42%              5/7/2003    ++                    8,925                8,925
Michigan Building Auth. Rev. VRDO                 1.35%              5/7/2003                         67,310               67,310
Michigan GAN VRDO                                 1.35%              5/7/2003(4)                      32,900               32,900
Michigan GAN VRDO                                 1.35%              5/7/2003(4)                      33,100               33,100
Michigan GAN VRDO                                 1.35%              5/7/2003(4)                      16,300               16,300
Michigan GAN VRDO                                 1.35%              5/7/2003(4)                      31,000               31,000
Michigan GO School Loan CP                        1.05%              6/3/2003                         30,000               30,000
Michigan Higher Educ. Student Loan Auth. VRDO     1.40%              5/7/2003(2)                      34,100               34,100
Michigan Housing Dev. Auth. Rev. VRDO             1.33%              5/7/2003    LOC                  23,145               23,145
Michigan Housing Dev. Auth. Rev. VRDO             1.35%              5/7/2003(1)                       8,395                8,395
Michigan Housing Dev. Auth. Rev. VRDO             1.38%              5/7/2003(1)                      43,770               43,770
Michigan Muni. Bond Auth. Rev.
  (Clean Water Revolving Fund) TOB VRDO           1.42%              5/7/2003    ++                    5,690                5,690
Michigan Muni. Bond Auth. Rev.
  (Clean Water Revolving Fund) TOB VRDO           1.42%              5/7/2003    ++                    7,580                7,580
Michigan State Univ. Board of Trustees VRDO       1.30%              5/7/2003                         13,980               13,980
Oakland County MI Econ. Dev. Corp.
  (Cranbrook Educ. Comm.) VRDO                    1.40%              5/7/2003                          6,500                6,500
Saline Area Schools Washtenaw County MI VRDO      1.35%              5/7/2003                         50,000               50,000
Univ. of Michigan Hosp. Rev.
  (Medical Service Plan) VRDO                     1.40%              5/1/2003                          8,895                8,895
Univ. of Michigan Hosp. Rev.
  (Medical Service Plan) VRDO                     1.40%              5/1/2003                          8,400                8,400
Univ. of Michigan Hosp. Rev. VRDO                 1.40%              5/1/2003                         15,000               15,000
Univ. of Michigan Univ. Rev. VRDO                 1.30%              5/7/2003                         34,600               34,600
                                                                                                                  ---------------
                                                                                                                  $       625,630
                                                                                                                  ---------------
MINNESOTA (1.1%)
Dakota County MN CDA Draw Down-
  Single Family Mortgage Rev. TOB VRDO            1.52%              5/7/2003     ++                   7,245                7,245
Minneapolis St. Paul MN Housing Finance Board
  Rev. TOB VRDO                                   1.46%              5/7/2003     ++                   3,610                3,610

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE               MARKET
                                                                        MATURITY                      AMOUNT               VALUE*
TAX-EXEMPT MONEY MARKET FUND                     COUPON                     DATE                       (000)                (000)
----------------------------------------------------------------------------------------------------------------------------------
Minneapolis St. Paul MN Housing Finance Board
  Rev. TOB VRDO                                   1.51%              5/7/2003     ++                   4,895                4,895
Minnesota GO TOB VRDO                             1.42%              5/7/2003     ++                   7,995                7,995
Minnesota GO TOB VRDO                             1.42%              5/7/2003     ++                   5,790                5,790
Minnesota GO TOB VRDO                             1.44%              5/7/2003     ++                   5,000                5,000
Regents of the Univ. of Minnesota GO VRDO         1.35%              5/7/2003                         89,400               89,400
Southern MN Muni. Power Agency Power Supply
  System Rev. TOB VRDO                            1.46%              5/7/2003(2)  ++                   7,715                7,715
                                                                                                                  ---------------
                                                                                                                  $       131,650
                                                                                                                  ---------------
MISSISSIPPI (0.3%)
Mississippi GO                                    6.50%              5/1/2003                          4,285                4,285
Mississippi GO TOB VRDO                           1.43%              5/7/2003(4) ++                    9,200                9,200
Mississippi GO TOB VRDO                           1.43%              5/7/2003    ++                   12,515               12,515
Mississippi GO TOB VRDO                           1.44%              5/7/2003(3) ++                    4,000                4,000
Mississippi GO TOB VRDO                           1.44%              5/7/2003(3) ++                    4,400                4,400
                                                                                                                  ---------------
                                                                                                                  $        34,400
                                                                                                                  ---------------

MISSOURI (1.7%)
Bi-State Dev. Agency of the Missouri-Illinois
  Metro. Dist. (St. Clair County Metrolink
    Extension) VRDO                               1.35%              5/7/2003(4)                      26,000               26,000
Missouri Building GO TOB VRDO                     1.42%              5/7/2003    ++                   10,653               10,653
Missouri Environmental Improvement & Energy Resource
  Auth. Water PCR (Clean Water SRF Program)
  TOB VRDO                                        1.42%              5/7/2003    ++                    7,620                7,620
Missouri Health & Educ. Fac. Auth.
  (Washington Univ.) VRDO                         1.40%              5/1/2003                          6,000                6,000
Missouri Health & Educ. Fac. Auth. Health Fac. Rev.
  (Sisters of Mercy Health Care System) VRDO      1.40%              5/7/2003                         13,350               13,350
Missouri Health & Educ. Fac. Auth. Health Fac. Rev.
  (Sisters of Mercy Health Care System) VRDO      1.40%              5/7/2003                         12,000               12,000
Missouri Health & Educ. Fac. Auth. Health Fac. Rev.
  (Sisters of Mercy Health Care System) VRDO      1.40%              5/7/2003                         13,350               13,350
Missouri Health & Educ. Fac. Auth. Health Fac. Rev.
  (Sisters of Mercy Health Care System) VRDO      1.40%              5/7/2003                         11,100               11,100
Missouri Health & Educ. Fac. Auth. Health Fac. Rev.
  (Sisters of Mercy Health Care System) VRDO      1.40%              5/7/2003                         14,300               14,300
Missouri Health & Educ. Fac. Auth. Rev.
  (Medical Research Fac.-Stowers Institute) VRDO  1.35%              5/7/2003(1)                      50,000               50,000
Missouri Higher Educ. Student Loan Auth. VRDO     1.35%              5/7/2003    LOC                  24,900               24,900
Missouri Housing Dev. Corp. Single
  Family Mortgage Rev. TOB VRDO                   1.47%              5/7/2003    ++                    6,460                6,460
                                                                                                                  ---------------
                                                                                                                  $       195,733
                                                                                                                  ---------------
NEBRASKA (1.3%)
Lincoln NE Lincoln Electric System CP             1.15%             5/13/2003                         48,350               48,350
Nebraska Higher Educ. Loan Program VRDO           1.45%              5/7/2003(1) ++                   24,700               24,700
Nebraska Higher Educ. Loan Program VRDO           1.45%              5/7/2003(1) ++                   20,575               20,575
Nebraska Higher Educ. Loan Program VRDO           1.45%              5/7/2003(1) ++                   24,280               24,280
Nebraska Higher Educ. Loan Program VRDO           1.45%              5/7/2003(1) ++                   27,675               27,675
                                                                                                                  ---------------
                                                                                                                  $       145,580
                                                                                                                  ---------------

NEVADA (0.2%)
Clark County NV Airport System Rev. TOB VRDO      1.43%              5/7/2003(3) ++                   10,095               10,095
Clark County NV GO TOB VRDO                       1.42%              5/7/2003(3) ++                    4,000                4,000
Nevada TOB GO VRDO                                1.42%              5/7/2003    ++                    5,125                5,125
                                                                                                                  ---------------
                                                                                                                  $        19,220
                                                                                                                  ---------------

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE               MARKET
                                                                        MATURITY                      AMOUNT               VALUE*
TAX-EXEMPT MONEY MARKET FUND                     COUPON                     DATE                       (000)                (000)
----------------------------------------------------------------------------------------------------------------------------------
NEW HAMPSHIRE (0.5%)
New Hampshire Health & Educ. Fac. Auth. Rev.
  (Dartmouth College) VRDO                        1.30%              5/7/2003                $        29,000      $        29,000
New Hampshire Health & Educ. Fac. Auth. Rev.
  (St. Paul's School) VRDO                        1.45%              5/7/2003                         25,000               25,000
                                                                                                                  ---------------
                                                                                                                  $        54,000
                                                                                                                  ---------------
NEW JERSEY (1.3%)
New Jersey TRAN                                   3.00%             6/12/2003                        150,000              150,256


NEW MEXICO (0.8%)
Jicarilla New Mexico Apache Nation Rev. PUT       1.45%             8/13/2003                         17,000               17,000
New Mexico Mortgage Finance Auth. Single Family
  Mortgage Draw Down TOB VRDO                     1.52%              5/7/2003    ++                   16,045               16,045
New Mexico Mortgage Finance Auth. Single Family
  Mortgage TOB VRDO                               1.47%              5/7/2003    ++                    3,745                3,745
New Mexico Mortgage Finance Auth. Single Family
  Mortgage TOB VRDO                               1.52%              5/7/2003    ++                    5,600                5,600
Univ. of New Mexico Univ. Rev. VRDO               1.35%              5/7/2003                         20,000               20,000
Univ. of New Mexico Univ. Rev. VRDO               1.35%              5/7/2003                         12,000               12,000
Univ. of New Mexico Univ. Rev. VRDO               1.40%              5/7/2003                         22,900               22,900
                                                                                                                  ---------------
                                                                                                                  $        97,290
                                                                                                                  ---------------

NEW YORK (4.0%)
Long Island NY Power Auth. Electric
  System Rev. VRDO                                1.30%              5/1/2003    LOC                   3,600                3,600
Long Island NY Power Auth. Electric
  System Rev. VRDO                                1.40%              5/1/2003    LOC                  15,600               15,600
Metro. New York Transp. Auth. Rev.
  (Dedicated Petroleum Tax) VRDO                  1.35%             5/7/2003(4)                       38,600               38,600

Metro. New York Transp. Auth. Rev. VRDO           1.35%              5/7/2003(4)                      10,050               10,050
New York City NY GO VRDO                          1.40%              5/1/2003(4)                       9,500                9,500
New York City NY GO VRDO                          1.35%              5/7/2003    LOC                  10,000               10,000
New York City NY Muni. Water Finance Auth.
  Water & Sewer System CP                         1.12%              5/1/2003                         22,400               22,400
New York City NY Muni. Water Finance Auth.
  Water & Sewer System Rev. VRDO                  1.30%              5/1/2003                         13,100               13,100
New York City NY Muni. Water Finance Auth.
  Water & Sewer System Rev. VRDO                  1.40%              5/1/2003(3)                      10,390               10,390
New York City NY Muni. Water Finance Auth.
  Water & Sewer System Rev. VRDO                  1.40%              5/1/2003(3)                       4,500                4,500
New York City NY Transitional Finance
  Auth. Rev. VRDO                                 1.30%              5/1/2003                         6,200                 6,200
New York City NY Transitional Finance
  Auth. Rev. VRDO                                 1.40%              5/1/2003                         16,100               16,100
New York City NY Transitional Finance
  Auth. Rev. VRDO                                 1.40%              5/1/2003                          7,700                7,700
New York City NY Transitional Finance
  Auth. Rev. VRDO                                 1.27%              5/7/2003                         23,515               23,515
New York City NY Transitional Finance
  Auth. Rev. VRDO                                 1.27%              5/7/2003                         30,000               30,000
New York City NY Transitional Finance
  Auth. Rev. VRDO                                 1.27%              5/7/2003                          8,400                8,400
New York City NY Transitional Finance
  Auth. Rev. VRDO                                 1.35%              5/7/2003                         16,530               16,530
New York City NY Transitional Finance
  Auth. Rev. VRDO                                 1.35%              5/7/2003                         38,350               38,350
New York City NY Transitional Finance
  Auth. Rev. VRDO                                 1.35%              5/7/2003                         18,270               18,270
New York City NY Transitional Finance
  Auth. Rev. VRDO                                 1.35%              5/7/2003                         21,300               21,300
New York City NY Transitional Finance
  Auth. Rev. VRDO                                 1.35%              5/7/2003                         10,000               10,000
New York State Local Govt. Assistance
  Corp. VRDO                                      1.25%              5/7/2003(3)                      70,000               70,000
New York State Local Govt. Assistance
  Corp. VRDO                                      1.35%              5/7/2003    LOC                  23,415               23,415
Triborough Bridge & Tunnel Auth. New
  York Rev. VRDO                                  1.32%              5/7/2003                         30,000            30,000

                                                                                                                  ---------------
                                                                                                                  $       457,520
                                                                                                                  ---------------

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE               MARKET
                                                                        MATURITY                      AMOUNT               VALUE*
TAX-EXEMPT MONEY MARKET FUND                     COUPON                     DATE                       (000)                (000)
----------------------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA (2.5%)
Charlotte NC Water & Sewer System Rev. VRDO       1.32%              5/7/2003                         84,390               84,390
Charlotte NC Water & Sewer System Rev. VRDO       1.35%              5/7/2003                         41,000               41,000
Mecklenburg County NC GO VRDO                     1.35%              5/7/2003                          7,000                7,000
Mecklenburg County NC GO VRDO                     1.35%              5/7/2003                          8,200                8,200
Mecklenburg County NC GO VRDO                     1.35%              5/7/2003                          8,200                8,200
Mecklenburg County NC GO VRDO                     1.35%              5/7/2003                          9,000                9,000
Mecklenburg County NC GO VRDO                     1.35%              5/7/2003                          7,000                7,000
Mecklenburg County NC GO VRDO                     1.35%              5/7/2003                          7,000                7,000
Mecklenburg County NC GO VRDO                     1.35%              5/7/2003                          8,200                8,200
Mecklenburg County NC GO VRDO                     1.35%              5/7/2003                         10,000               10,000
Mecklenburg County NC GO VRDO                     1.35%              5/7/2003                          5,000                5,000
North Carolina Capital Fac. Finance Agency
  (YMCA of Greater Winston-Salem) VRDO            1.35%              5/7/2003    LOC                  15,650               15,650
North Carolina GO TOB VRDO                        1.42%              5/7/2003    ++                    4,080                4,080
North Carolina Medical Care Comm. Hosp.
  (Moses H. Cone Memorial Hosp.) VRDO             1.35%              5/7/2003                         47,700               47,700
Winston-Salem NC Water & Sewer System Rev. VRDO   1.35%              5/7/2003                          5,000                5,000

Winston-Salem NC Water & Sewer System Rev. VRDO   1.35%              5/7/2003                         20,000               20,000
-
                                                                                                                  ----------------
                                                                                                                  $       287,420
                                                                                                                  ----------------

OHIO (2.9%)
Cleveland OH Airport System Rev. VRDO             1.35%              5/7/2003(4)                      37,200               37,200
Cleveland OH Water Works Rev.                     6.00%              1/1/2004(1)                       6,855                7,072
Columbus OH City School Dist. School Fac.
  Construction & Improvement GO                   2.00%             6/19/2003                        122,000              122,147
Franklin County OH Hosp. Rev. (U.S. Health Corp.)
  VRDO                                            1.35%              5/7/2003    LOC                  16,810               16,810
Hamilton County OH Hosp. Fac. Rev.
  (Health Alliance of Greater  Cincinnati) VRDO   1.25%              5/7/2003(1)                       1,400                1,400
Hamilton OH Electric Sytem Rev. VRDO              1.36%              5/7/2003(4)                      28,000               28,000
Montgomery Country OH Rev.
  (Catholic Health Initiatives) VRDO              1.40%              5/7/2003                         19,950               19,950
Ohio Air Quality Dev. Auth.
  (Cincinnati Gas & Electric Co.) VRDO            1.40%              5/1/2003    LOC                   7,615                7,615
Ohio GO VRDO                                      1.30%              5/7/2003                         20,000               20,000
Ohio GO VRDO                                      1.35%              5/7/2003                          1,500                1,500
Ohio Higher Educ. Fac. Comm. Rev.
  (Case Western Reserve Univ.) VRDO               1.40%              5/1/2003                         15,200               15,200
Ohio Housing Finance Agency Mortgage Rev. VRDO    1.40%              5/7/2003                          9,960                9,960
Ohio Housing Finance Agency Mortgage Rev. VRDO    1.40%              5/7/2003                          4,000                4,000
Ohio Solid Waste Rev. (BP Exploration &
  Oil Inc.) VRDO                                  1.40%              5/1/2003                         12,200                12,200
Ohio Solid Waste Rev. (BP Exploration &
  Oil Inc.) VRDO                                  1.40%              5/1/2003                          7,400                7,400
Ohio Solid Waste Rev. (BP Exploration &
  Oil Inc.) VRDO                                  1.40%              5/1/2003                          2,700                2,700
Ohio Solid Waste Rev. (BP Exploration &
  Oil Inc.) VRDO                                  1.40%              5/1/2003                          5,800                5,800
Ohio Solid Waste Rev. (BP Exploration &
  Oil Inc.) VRDO                                  1.40%              5/1/2003                          6,200                6,200
Ohio State Univ. General Receipts Rev. VRDO       1.36%              5/7/2003                          5,200                5,200
Ohio Water Dev. Auth. Rev. (Timken Co.) VRDO      1.30%             5/7/20LOC                          7,700                7,700
                                                                                                                  ----------------
                                                                                                                  $       338,054
                                                                                                                  ----------------
OREGON (1.4%)
Oregon GO VRDO                                    1.25%              5/7/2003                         16,150               16,150
Oregon GO VRDO                                    1.25%              5/7/2003                         44,350               44,350
Oregon GO VRDO                                    1.35%              5/7/2003                          3,000                3,000

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE               MARKET
                                                                        MATURITY                      AMOUNT               VALUE*
TAX-EXEMPT MONEY MARKET FUND                     COUPON                     DATE                       (000)                (000)
----------------------------------------------------------------------------------------------------------------------------------
Oregon Health, Housing, Educ. & Cultural
  Fac. Auth.(Peacehealth) VRDO                    1.35%              5/7/2003    LOC                  12,285               12,285
Oregon Housing & Community Service Dept.
  Single Family Mortgage Rev.                     1.30%            12/23/2003                          9,000                9,000
Oregon TAN                                        3.25%              5/1/2003                         44,000               44,000
Portland OR Econ. Dev. (Broadway Project) VRDO    1.40%              5/7/2003(2)                       5,000                5,000
Tri-County Metro. Transp. Dist. OR
  (Interstate Max Project) VRDO                   1.30%              5/7/2003    LOC                  25,000               25,000
                                                                                                                  ---------------
                                                                                                                  $       158,785
                                                                                                                  ---------------
PENNSYLVANIA (5.0%)
Berks County PA IDA (Lutheran Health Care) VRDO   1.35%              5/7/2003(2)                       9,400                9,400
Geisinger Health System Auth. of Pennsylvania Rev.
  (Penn State Geisinger Health System) VRDO       1.28%              5/1/2003                          4,000                4,000
Pennsylvania Higher Educ. Assistance Agency
  Student Loan PUT                                1.40%              5/7/2003(2)                      13,500               13,500
Pennsylvania Higher Educ. Assistance Agency
  Student Loan PUT                                2.35%              7/1/2003(4)                      30,000               30,038
Pennsylvania Higher Educ. Assistance Agency
  Student Loan Rev. VRDO                          1.40%              5/7/2003(2)                      38,900               38,900
Pennsylvania Higher Educ. Assistance Agency
  Student Loan Rev. VRDO                          1.40%              5/7/2003(2)                       5,500                5,500
Pennsylvania Higher Educ. Assistance Agency
  Student Loan Rev. VRDO                          1.40%              5/7/2003(2)                      27,900               27,900
Pennsylvania Higher Educ. Assistance Agency
  Student Loan Rev. VRDO                          1.40%              5/7/2003(2)                      46,100               46,100
Pennsylvania Higher Educ. Assistance Agency
  Student Loan Rev. VRDO                          1.40%              5/7/2003(2)                      20,000               20,000
Pennsylvania Higher Educ. Assistance Agency
  Student Loan Rev. VRDO                          1.40%              5/7/2003(2)                      51,100               51,100
Pennsylvania Higher Educ. Assistance Agency
  Student Loan Rev. VRDO                          1.40%              5/7/2003(2)                      52,900               52,900
Pennsylvania Higher Educ. Fac. Auth. Rev.
  (Carnegie Mellon Univ.) VRDO                    1.35%              5/1/2003                          7,300                7,300
Pennsylvania Higher Educ. Fac. Auth. Rev. (Univ. of
  Pennsylvania Health System Obligated Group)
   VRDO                                           1.35%              5/7/2003    LOC                  14,800               14,800
Pennsylvania Higher Educ. Fac. Auth. Rev. (Univ. of
  Pennsylvania Health System Obligated Group)
   VRDO                                           1.35%              5/7/2003    LOC                  15,000               15,000
Pennsylvania State Univ. Rev. VRDO                1.33%              5/7/2003                         25,000               25,000
Pennsylvania Turnpike Comm. Rev. VRDO             1.35%              5/1/2003                            400                  400
Pennsylvania Turnpike Comm. Rev. VRDO             1.30%              5/7/2003                         35,000               35,000
Pennsylvania Turnpike Comm. Rev. VRDO             1.35%              5/7/2003                         24,500               24,500
Pennsylvania Turnpike Comm. Rev. VRDO             1.35%              5/7/2003                          9,290                9,290
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
  (Children's Hosp. of Philadelphia) VRDO         1.35%              5/1/2003                          2,500                2,500
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
  (Children's Hosp. of                            1.35%              5/1/2003 (1)                     28,000               28,000
       Philadelphia) VRDO
Philadelphia PA Water & Waste Water Rev. VRDO     1.30%              5/7/2003(4)                      50,000               50,000
Sayre PA Health Care Fac. Auth. Rev.
  (VHA of Pennsylvania, Pooled Capital Asset                         5/7/2003(2)                       2,000                2,000
    Financial Program) VRDO                       1.40%
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania,
  Pooled Capital Asset Financial Program) VRDO    1.40%              5/7/2003(2)                       8,700                8,700

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE               MARKET
                                                                        MATURITY                      AMOUNT               VALUE*
TAX-EXEMPT MONEY MARKET FUND                     COUPON                     DATE                       (000)                (000)
----------------------------------------------------------------------------------------------------------------------------------
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania,
  Pooled Capital Asset Financial Program) VRDO     1.40%             5/7/2003(2)                       6,800                6,800
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania,
  Pooled Capital Asset Financial Program) VRDO    1.40%              5/7/2003(2)                       2,700                2,700
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania,
  Pooled Capital Asset Financial Program) VRDO    1.40%              5/7/2003(2)                       6,200                6,200
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania,
  Pooled Capital Asset Financial Program) VRDO    1.40%              5/7/2003(2)                         400                  400
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania,
  Pooled Capital Asset Financial Program) VRDO    1.40%              5/7/2003(2)                       2,100                2,100
Southcentral Pennsylvania General Auth. Rev. VRDO 1.44%              5/7/2003(2)                       5,400                5,400
Univ. of Pittsburgh of the Commonwealth System of
  Higher Educ. Pennsylvania (Univ. Capital
    Project) VRDO                                 1.35%              5/7/2003                          5,000                5,000
Univ. of Pittsburgh of the Commonwealth System of
  Higher Educ. Pennsylvania (Univ. Capital
    Project) VRDO                                 1.35%              5/7/2003                          5,000                5,000
Univ. of Pittsburgh of the Commonwealth System of
  Higher Educ. Pennsylvania (Univ. Capital
    Project) VRDO                                 1.35%              5/7/2003                          5,000                5,000
Univ. of Pittsburgh of the Commonwealth System of
  Higher Educ. Pennsylvania (Univ. Capital Project)
    VRDO                                          1.35%              5/7/2003                          5,000                5,000
Univ. of Pittsburgh of the Commonwealth System of
  Higher Educ. Pennsylvania (Univ. Capital
    Project) VRDO                                 1.35%              5/7/2003                          5,000                5,000
Univ. of Pittsburgh of the Commonwealth System of
  Higher Educ. Pennsylvania (Univ. Capital
    Project) VRDO                                 1.35%              5/7/2003                          4,000                4,000
Washington County PA Higher Educ.
  (Pooled Equipment LeaseProgram) VRDO            1.40%              5/7/2003    LOC                   6,150                6,150
                                                                                                                  ---------------
                                                                                                                  $       580,578
                                                                                                                  ---------------

RHODE ISLAND (0.1%)
Rhode Island Health & Educ. Building Corp. Rev.
  (Brown Univ.) VRDO                              1.35%              5/7/2003                         10,270               10,270
Rhode Island Housing & Mortgage Finance Corp.
  Rev. TOB VRDO                                   1.47%              5/7/2003(4) ++                    5,995                5,995
                                                                                                                  ---------------
                                                                                                                  $        16,265
                                                                                                                  ---------------
SOUTH CAROLINA (0.2%)
Berkeley County SC Exempt Fac. Ind.
  (Amoco Chemical Co.) VRDO                       1.40%              5/1/2003                         21,400               21,400

SOUTH DAKOTA (0.2%)

South Dakota Health & Educ. Fac. Auth. Rev.
  (Sioux Valley Hosp. & Health System) VRDO       1.45%              5/7/2003    LOC                  17,090               17,090
South Dakota Housing Dev. Auth. Homeownership
  Mortgage Rev. TOB VRDO                          1.47%              5/7/2003    ++                    2,530                2,530
South Dakota Housing Dev. Auth. TOB VRDO          1.42%              5/7/2003    ++                    7,795                7,795
                                                                                                                  ---------------
                                                                                                                  $        27,415
                                                                                                                  ---------------
TENNESSEE (2.2%)
Blount County TN Public Building Auth.
  (Local Govt. Public Improvement Bonds) VRDO     1.33%              5/1/2003                          6,200                6,200
Chattanooga TN Health, Educ., & Housing Fac. Board Rev.
  (Student Housing CDFI PHASE I) VRDO             1.35%              5/7/2003    LOC                  60,140               60,140
Knox County TN Public Improvement TOB VRDO        1.42%              5/7/2003    ++                    8,485                8,485
Knox County TN Public Improvement TOB VRDO        1.42%              5/7/2003    ++                   29,625               29,625
Metro. Govt. of Nashville & Davidson County TN
  Health & Educ. Fac. (Vanderbilt Univ.) VRDO     1.32%              5/1/2003                          5,300                5,300

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE               MARKET
                                                                        MATURITY                      AMOUNT               VALUE*
TAX-EXEMPT MONEY MARKET FUND                     COUPON                     DATE                       (000)                (000)
---------------------------------------------------------------------------------------------------------------------------------
Metro. Govt. of Nashville & Davidson County TN
  Health & Educ. Fac. (Vanderbilt Univ.) VRDO     1.32%              5/1/2003                         27,700               27,700
Metro. Govt. of Nashville & Davidson County TN
  Ind. Dev. Board (Country Music
   Hall of Fame) VRDO                             1.39%              5/7/2003    LOC                  14,100               14,100
Metro. Govt. of Nashville TN Airport Auth.
  Improvement Refunding VRDO                      1.35%              5/7/2003(3) LOC                  36,600               36,600
Putnam County TN School Rev. TOB VRDO             1.42%              5/7/2003(2) ++                    8,590                8,590
Shelby County TN GO TOB VRDO                      1.42%              5/7/2003    ++                    5,000                5,000
Shelby County TN GO VRDO                          1.35%              5/7/2003                         16,900               16,900
Sumner County TN Capital Outlay VRDO              1.35%              5/7/2003    LOC                  20,000               20,000
Sumner County TN Capital Outlay VRDO              1.35%              5/7/2003    LOC                  13,000               13,000
                                                                                                                  ---------------
                                                                                                                  $       251,640
                                                                                                                  ---------------
TEXAS (12.3%)

Austin TX Combined Util. System Rev.              5.75%            11/15/2003(4)                       6,850                7,016
Austin TX Electric Util. System Rev. TOB VRDO     1.44%              5/7/2003(1) ++                    4,830                4,830
Austin TX Public Improvement GO TOB VRDO          1.42%              5/7/2003    ++                    8,880                8,880
Austin TX Public Improvement GO TOB VRDO          1.42%              5/7/2003    (Prere.)++            6,195                6,195
Board of Regents of the Univ. of Texas System
  Permanent Univ. Fund VRDO                       1.10%             5/12/2003                         21,800               21,800
Board of Regents of the Univ. of Texas System
  Rev. Financing System TOB VRDO                  1.43%              5/7/2003     ++                  10,215               10,215
Board of Regents of the Univ. of Texas
System Rev. Financing System VRDO                 1.35%              5/7/2003                         16,065               16,065
Cypress-Fairbanks TX Independent School
  Dist. TOB VRDO                                  1.44%              5/7/2003     ++                  11,880               11,880
Cypress-Fairbanks TX Independent School Dist.
  Unlimited Tax Schoolhouse TOB VRDO              1.42%              5/7/2003     ++                   7,915                7,915

Dallas TX Area Rapid Transit TOB VRDO             1.44%              5/7/2003(2)  ++                   6,000                6,000
Dallas TX GO TOB VRDO                             1.42%              5/7/2003     ++                  15,520               15,520
Dallas TX Rapid Transit Tax TOB VRDO              1.43%              5/7/2003(2)  ++                   9,920                9,920
Dallas TX Waterworks & Sewer System Rev.          3.00%             10/1/2003                         15,000               15,104
Dallas TX Waterworks & Sewer System Rev. TOB VRDO 1.44%              5/7/2003     ++                  19,085               19,085
Dallas-Fort Worth TX International Airport Fac.
  Improvement Corp. Rev.(Learjet Inc.) VRDO       1.45%              5/7/2003     LOC                 16,110               16,110
Greater East Texas Higher Educ. Auth.
  Student Loan Rev. VRDO                          1.38%              5/7/2003     LOC ++              10,000               10,000
Greater East Texas Higher Educ. Auth.
  Student Loan Rev. VRDO                          1.45%              5/7/2003     LOC ++              11,000               11,000
Gulf Coast TX IDA Marine Terminal
  (Amoco Oil Co.) VRDO                            1.40%              5/1/2003                         12,200               12,200
Gulf Coast TX Waste Disposal Auth. PCR
  (Amoco Oil Co.) VRDO                            1.40%              5/1/2003                          4,000                4,000
Gulf Coast TX Waste Disposal Auth. PCR
  (Amoco Oil Co.) VRDO                            1.40%              5/1/2003                         29,750               29,750
Gulf Coast TX Waste Disposal Auth. PCR
  (Amoco Oil Co.) VRDO                            1.40%              5/1/2003                         29,660               29,660
Gulf Coast TX Waste Disposal Auth. PCR
  (Amoco Oil Co.) VRDO                            1.40%              5/1/2003                         39,900               39,900
Gulf Coast TX Waste Disposal Auth. PCR
  (Amoco Oil Co.) VRDO                            1.40%              5/1/2003                         18,500               18,500
Gulf Coast TX Waste Disposal Auth. PCR
  (BP Products North America  Project) VRDO       1.40%              5/1/2003                          4,000                4,000


Harris County TX GO TOB VRDO                      1.44%              5/7/2003(4) ++                    7,255                7,255
Harris County TX GO VRDO                          1.35%              5/7/2003                          6,600                6,600

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE               MARKET
                                                                        MATURITY                      AMOUNT               VALUE*
TAX-EXEMPT MONEY MARKET FUND                     COUPON                     DATE                       (000)                (000)
----------------------------------------------------------------------------------------------------------------------------------
Harris County TX Health Fac. Dev. Corp.
  Rev.(Methodist Hosp.) VRDO                      1.35%              5/1/2003                         85,300               85,300
Harris County TX Health Fac. Dev. Corp.
  Rev.(St. Luke's Episcopal  Hosp.) TOB VRDO      1.43%              5/7/2003     ++                   4,245                4,245
Harris County TX Health Fac. Dev. Corp. Rev.
  (St. Luke's Episcopal Hosp.) TOB VRDO           1.46%              5/7/2003     ++                   5,500                5,500
Harris County TX Health Fac. Dev. Corp. Rev.
  (St. Luke's Episcopal Hosp.) VRDO               1.35%              5/1/2003                        137,100              137,100
Harris County TX Health Fac. Dev. Corp. Rev.
  (Young Men's Christian Assoc. of
    Greater Houston) VRDO                         1.35%              5/1/2003     LOC                 22,250               22,250
Harris County TX IDA (Shell Oil Co.) VRDO         1.40%              5/1/2003                         12,000               12,000
Harris County TX Permanent Improvement &
  Refunding TOB VRDO                              1.42%              5/7/2003     ++                   6,095                6,095
Harris County TX Toll Road Rev. VRDO              1.35%              5/7/2003                         13,005               13,005
Houston TX GO CP                                  1.20%             6/10/2003                          5,000                5,000
Houston TX Independent School Dist. GO TOB VRDO   1.44%              5/7/2003(4)  ++                  19,205               19,205
Houston TX TRAN                                   3.00%             6/30/2003                         65,000               65,149
Houston TX Water & Sewer System Rev. TOB VRDO     1.43%              5/7/2003(1)  ++                   9,995                9,995
Houston TX Water & Sewer System Rev. TOB VRDO     1.44%              5/7/2003(4)  ++                  25,000               25,000
Judson TX Independent School Dist. TOB VRDO       1.44%              5/7/2003     ++                   6,320                6,320
Laredo TX Independent School Dist. Unlimited Tax
  School Building & Refunding TOB VRDO            1.43%              5/7/2003     ++                  18,905               18,905
North Texas Higher Educ. Auth. Student Loan VRDO  1.40%              5/7/2003     LOC                 22,840               22,840
North Texas Higher Educ. Auth. Student Loan VRDO  1.40%              5/7/2003     LOC                 18,000               18,000
North Texas Higher Educ. Auth. Student Loan VRDO  1.40%              5/7/2003     LOC                 18,080               18,080
North Texas Higher Educ. Auth. Student Loan VRDO  1.40%              5/7/2003     LOC                 18,000               18,000
Plano TX Independent School Dist. Unlimited Tax
  School Building Bonds (Collin County TX)
    TOB VRDO                                      1.37%              5/7/2003     ++                   7,615                7,615
Red River TX Auth. PCR (Southwestern Public
   Service) VRDO                                  1.35%              5/7/2003(2)                      20,000               20,000
San Antonio TX Independent School Dist.
  GO TOB VRDO                                     1.44%              5/7/2003     ++                  17,710               17,710
Southwest Texas Higher Educ. Auth. Inc.
  (Southern Methodist Univ.)  VRDO                1.35%              5/7/2003     LOC                  7,800                7,800
Southwest Texas Higher Educ. Auth. Inc.
  (Southern Methodist Univ.) VRDO                 1.35%              5/7/2003     LOC                 22,000               22,000
Spring Branch TX Independent School Dist.
  GO TOB VRDO                                     1.42%              5/7/2003     ++                   6,295                6,295
Texas A & M Univ. System Rev. Financing Bonds
  TOB VRDO                                        1.42%              5/7/2003   (Prere.) ++            5,635                5,635
Texas GO Veterans Housing Assistance Program
  Fund II VRDO                                    1.40%              5/7/2003                          5,000                5,000





Texas State Univ. System TOB VRDO                 1.44%              5/7/2003(4) ++                    12,180              12,180
Texas TOB VRDO                                    1.35%              5/7/2003    ++                   25,000               25,000
Texas TRAN                                        2.75%             8/29/2003                        275,000              276,196
Texas Turnpike Auth. Central Texas Turnpike System
  Rev. TOB VRDO                                    1.44%             5/7/2003(2) ++                   12,000               12,000
Texas Turnpike Auth. Central Texas Turnpike System
  Rev. TOB VRDO                                   1.44%              5/7/2003(2) ++                    5,995                5,995
Texas Water Dev. Board Rev. TOB VRDO              1.42%              5/7/2003    ++                    5,000                5,000
Texas Water Dev. Board Rev. TOB VRDO              1.42%              5/7/2003    ++                    7,700                7,700
Texas Water Dev. Board Rev. TOB VRDO              1.42%              5/7/2003    ++                    7,395                7,395
Texas Water Dev. Board Rev. VRDO                  1.40%              5/1/2003                         24,400               24,400
Waco TX Educ. Finance Corp. (Baylor Univ.) VRDO   1.35%              5/7/2003(10)                     99,500               99,500
                                                                                                                  ---------------
                                                                                                                  $     1,428,810
                                                                                                                  ---------------

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE               MARKET
                                                                        MATURITY                      AMOUNT               VALUE*
TAX-EXEMPT MONEY MARKET FUND                     COUPON                     DATE                       (000)                (000)
----------------------------------------------------------------------------------------------------------------------------------
UTAH (1.3%)
Central Utah Water Conservancy Dist. VRDO         1.35%              5/7/2003(2)             $         6,445      $         6,445
Central Utah Water Conservancy Dist. VRDO         1.35%              5/7/2003(2)                      18,600               18,600
Intermountain Power Agency Utah TOB VRDO          1.44%              5/7/2003(1) YY                   23,000               23,000
Intermountain Power Agency Utah TOB VRDO          1.44%              5/7/2003(1) YY                   14,600               14,600
Utah GO TOB VRDO                                  1.42%              5/7/2003    YY                   14,000               14,000
Utah GO TOB VRDO                                  1.44%              5/7/2003    YY                    3,000                3,000
Utah Housing Corp. Single Family Mortgage
  Rev. VRDO                                       1.40%              5/7/2003                          1,735                1,735
Utah Housing Corp. Single Family Mortgage
  Rev. VRDO                                       1.40%              5/7/2003                         16,500               16,500
Utah Housing Corp. Single Family Mortgage
  Rev. VRDO                                       1.40%              5/7/2003                         20,060               20,060
Utah Housing Corp. Single Family Mortgage
  Rev. VRDO                                       1.40%              5/7/2003                         14,800               14,800
Utah Housing Finance Auth.
 (Single Family Mortgage) TOB VRDO                1.42%              5/7/2003    ++                    5,180                5,180
Utah Housing Finance Auth. (Single Family
   Mortgage) VRDO                                 1.40%              5/7/2003                          9,000                9,000
Weber County UT Hosp. Rev. (IHC Health
  Services) VRDO                                  1.35%              5/7/2003                          7,500                7,500
                                                                                                                  ---------------
                                                                                                                  $       154,420
                                                                                                                  ---------------
VIRGINIA (1.1%)
Montgomery County VA IDA (Virginia Tech
  Foundation) VRDO                                1.39%              5/7/2003    LOC                  21,430               21,430
Richmond VA GO TOB VRDO                           1.42%              5/7/2003(4)                      13,490               13,490
Roanoke VA IDA Hosp. Rev.
  (Carilion Health System) VRDO                   1.30%              5/1/2003                         20,535               20,535
Roanoke VA IDA Hosp. Rev.
  (Carilion Health System) VRDO                   1.35%              5/1/2003                         22,500               22,500
Roanoke VA IDA Hosp. Rev.
   (Carilion Health System) VRDO                  1.40%              5/1/2003                         22,000               22,000
Univ. of Virginia TOB VRDO                        1.46%              5/7/2003                          4,765                4,765
Virginia College Building Auth. Educ. Fac. Rev.
(Public Higher Educ. Financing Program) VRDO      1.42%              5/7/2003                         11,895               11,895
Virginia Public School Auth. Rev. TOB VRDO        1.46%              5/7/2003(4)                      10,065               10,065
                                                                                                                  ---------------
                                                                                                                  $       126,680
                                                                                                                  ---------------
WASHINGTON (1.9%)
Everett WA Ind. Dev. Corp. (Kimberly-Clark Corp.)
  VRDO                                            1.45%              5/7/2003                          6,400                6,400
Grant County WA Public Util. Dist. No.002
  TOB VRDO                                        1.42%              5/7/2003(4)                      15,365               15,365
King County WA GO TOB VRDO                        1.44%              5/7/2003(4)                       5,355                5,355
Port Bellingham WA Ind. Dev. Corp. Environmental Fac.
  (BP Amoco West Coast LLC) VRDO                  1.40%              5/1/2003                          3,300                3,300
Port of Seattle WA Rev. TOB VRDO                  1.47%              5/7/2003(3)                       4,430                4,430
Port of Seattle WA Rev. TOB VRDO                  1.47%              5/7/2003                          2,315                2,315
Port of Seattle WA Rev. TOB VRDO                  1.47%              5/7/2003(1)                       5,255                5,255
Seattle WA Muni. Light & Power Rev. RAN           2.50%            11/21/2003                         17,000               17,094
Seattle WA Water System Rev. VRDO                 1.25%              5/7/2003    LOC                  23,000               23,000
Seattle WA Water System Rev. VRDO                 1.35%              5/7/2003    LOC                  12,000               12,000
Snohomish County WA Public Util. Dist. TOB VRDO   1.44%              5/7/2003(4)                       5,460                5,460
Snohomish County WA TOB VRDO                      1.44%              5/7/2003(1)                       4,950                4,950
Snohomish County WA TOB VRDO                      1.46%              5/7/2003(1)                       4,500                4,500
Tacoma WA Sewer TOB VRDO                          1.43%              5/7/2003(3)                      10,625               10,625
Washington GO TOB VRDO                            1.42%              5/7/2003(1)                      15,870               15,870
Washington GO TOB VRDO                            1.42%              5/7/2003(1)                      10,595               10,595
Washington GO TOB VRDO                            1.42%              5/7/2003(1)                       4,430                4,430
Washington GO TOB VRDO                            1.45%              5/7/2003(3)                       4,780                4,780
Washington Health Care Fac. Auth
  (Catholic Health Initiatives) VRDO              1.45%              5/7/2003                         22,000               22,000
Washington Higher Educ. Fac. Auth.
  (Seattle Pacific Univ.) VRDO                    1.35%              5/7/2003    LOC                  12,000               12,000

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE               MARKET
                                                                        MATURITY                      AMOUNT               VALUE*
TAX-EXEMPT MONEY MARKET FUND                     COUPON                     DATE                       (000)                (000)
----------------------------------------------------------------------------------------------------------------------------------
Washington Housing Finance Comm.
  Single Family Mortgage Rev. TOB VRDO            1.52%              5/7/2003                $        10,850      $        10,850
Washington Housing Finance Comm.
  Single Family Program TOB VRDO                  1.52%              5/7/2003                         20,530               20,530
                                                                                                                  ---------------
                                                                                                                  $       221,104
                                                                                                                  ---------------
WEST VIRGINIA (0.5%)
Putnam County WV Solid Waste Disposal Rev.
  (Toyota Manufacturing Corp.) VRDO               1.38%              5/7/2003                         16,700               16,700
Putnam County WV Solid Waste Disposal Rev.
  (Toyota Manufacturing Corp.) VRDO               1.38%              5/7/2003                         40,000               40,000
                                                                                                                  ---------------
                                                                                                                  $        56,700
                                                                                                                  ---------------
WISCONSIN (2.2%)

Milwaukee WI TOB VRDO                             1.42%              5/7/2003(4)                      15,220               15,220
Univ. of Wisconsin Hosp. & Clinics Auth. Rev.
  (Univ. of Wisconsin Hosp.) VRDO                 1.35%              5/7/2003(1)                      16,700               16,700
Wisconsin Clean Water Rev. TOB VRDO               1.42%              5/7/2003                         12,580               12,580
Wisconsin GO                                      6.25%              5/1/2003   (Prere.)               9,375                9,375
Wisconsin GO TOB VRDO                             1.42%              5/7/2003(4)                      17,865               17,865
Wisconsin GO TOB VRDO                             1.42%              5/7/2003(1)                      26,200               26,200
Wisconsin GO TOB VRDO                             1.42%              5/7/2003   (Prere.)               6,825                6,825
Wisconsin GO TOB VRDO                             1.43%              5/7/2003(4)                      20,855               20,855
Wisconsin GO TOB VRDO                             1.43%              5/7/2003(1)                      18,995               18,995
Wisconsin Housing & Econ. Dev. Auth.
  Home Ownership Rev. VRDO                        1.35%              5/7/2003                          2,500                2,500
Wisconsin Housing & Econ. Dev. Auth.
  Home Ownership Rev. VRDO                        1.37%              5/7/2003                         25,000               25,000
Wisconsin Housing & Econ. Dev. Auth.
  Home Ownership Rev. VRDO                        1.40%              5/7/2003                          7,780                7,780
Wisconsin Housing & Econ. Dev. Auth.
  Home Ownership Rev. VRDO                        1.40%              5/7/2003                          2,845                2,845
Wisconsin Housing & Econ. Dev. Auth.
  Single Family Draw Down Rev. TOB VRDO           1.52%              5/7/2003                         19,155               19,155
Wisconsin Housing & Econ. Dev. Auth.
  Single Family Rev. TOB VRDO                     1.52%              5/7/2003                         34,695               34,695
Wisconsin Transp. Rev. TOB VRDO                   1.43%              5/7/2003(2)                      13,715               13,715
Wisconsin Transp. Rev. TOB VRDO                   1.46%              5/7/2003                         10,075               10,075
                                                                                                                  ---------------
                                                                                                                  $       260,380
                                                                                                                  ---------------
---------------------------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
  (Cost $11,442,609)                                                                                              $    11,442,609
---------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           MARKET
                                                                                                                           VALUE*
                                                                                                                            (000)
----------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (1.2%)
----------------------------------------------------------------------------------------------------------------------------------
Other Assets-Note B 199,802
Liabilities (60,577)
                                                                                                                  ----------------
                                                                                                                  $       139,225
                                                                                                                  ----------------
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)
----------------------------------------------------------------------------------------------------------------------------------
Applicable to 11,582,058,068 outstanding $.001 par value
  shares of beneficial interest (unlimited authorization)                                                         $    11,581,834
==================================================================================================================================

NET ASSET VALUE PER SHARE                                                                                         $          1.00
==================================================================================================================================
(Y)See Note A in Notes to Financial Statements.
Securities  exempt from  registration  under Rule 144A of the  Securities Act of
1933.  These  securities may be sold in transactions  exempt from  registration, normally to qualified  institutional  buyers.  At April 30, 2003,  the aggregate value of these securities was $2,005,621,000, representing 17.3% of net assets.
For key to abbreviations and other references, see page 108.

--------------------------------------------------------------------------------
AT APRIL 30, 2003, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
                                                 AMOUNT                   PER
                                                  (000)                 SHARE
--------------------------------------------------------------------------------
Paid-in Capital                             $11,582,091                 $1.00
Undistributed Net Investment Income                  --                    --
Accumulated Net Realized Losses                    (257)                   --
Unrealized Appreciation                              --                    --
--------------------------------------------------------------------------------
NET ASSETS                                  $11,581,834                 $1.00
================================================================================

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE               MARKET
                                                                        MATURITY                      AMOUNT               VALUE*
SHORT-TERM TAX-EXEMPT FUND                       COUPON                     DATE                       (000)                (000)
----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (99.7%)
----------------------------------------------------------------------------------------------------------------------------------
ALABAMA (0.4%)
Alabama GO                                        5.50%             10/1/2003                $        14,640      $        14,909

ALASKA (2.4%)
Alaska GO                                         5.00%              8/1/2005(4)                      14,880               16,058
Alaska Housing Finance Corp.
  (State Capital)                                 5.25%              6/1/2003(1)                       7,295                7,320
Alaska Housing Finance Corp.
  (State Capital)                                 5.25%              6/1/2005(1)                       3,050                3,285
Alaska Housing Finance Corp.
  (State Capital)                                 5.00%             12/1/2005(1)                       8,240                8,952
Alaska Housing Finance Corp.
  Governmental Purpose VRDO                       1.34%              5/7/2003(1)                      27,710               27,710
Alaska Student Loan Corp. Student Loan Rev.       3.75%              7/1/2004(2)                       3,285                3,367
Alaska Student Loan Corp. Student Loan Rev.       3.95%              7/1/2005(2)                       3,525                3,666
Valdez AK Marine Terminal Rev.
  (Phillips Transp. Alaska, Inc. Project) PUT     2.00%              1/1/2004                          6,000                6,021
Valdez AK Marine Terminal Rev.
  (Phillips Transp. Alaska, Inc. Project) PUT     2.00%              1/1/2004                          6,000                6,021
Valdez AK Marine Terminal Rev.
  (Phillips Transp. Alaska, Inc. Project) PUT     2.00%              1/1/2004                         13,000               13,046
                                                                                                                  ---------------
                                                                                                                  $        95,446
                                                                                                                  ---------------
ARIZONA (3.2%)
Arizona COP                                       5.00%              9/1/2005(4)                       6,050                6,539
Arizona School Fac. Board Rev.
  (State School Improvement)                      5.25%              7/1/2004                          3,500                3,668
Arizona State Univ. Rev.                          5.00%              7/1/2005(4)                       3,930                4,232
Arizona Transp. Board Highway Rev.                5.00%              7/1/2004                          2,775                2,900
Arizona Transp. Board Highway Rev.                5.00%              7/1/2005                          3,025                3,258
Maricopa County AZ PCR
  (Arizona Public Service) PUT                    1.70%              3/4/2004                         11,000               11,001
Maricopa County AZ Public Finance Corp.
  Lease Rev.                                      5.00%              7/1/2003(2)                      16,185               16,291
Maricopa County AZ Public Finance Corp.
  Lease Rev.                                      5.00%              7/1/2005(2)                       5,520                5,939
Phoenix AZ Civic Improvement Corp.
Wastewater System Rev.                            5.75%              7/1/2006   (Prere.)               5,000                5,624
Phoenix AZ GO                                     5.10%              7/1/2004                          3,335                3,489
Salt River Project Arizona Agricultural
Improvement & Power Dist. Rev.                    5.00%              1/1/2004                         40,000               41,045
Salt River Project Arizona Agricultural
Improvement & Power Dist. Rev.                    5.25%              1/1/2006                         20,000               21,894
                                                                                                                  ---------------
                                                                                                                  $       125,880
                                                                                                                  ---------------

ARKANSAS (0.1%)
Clark County AR Solid Waste Disposal Rev.
  (Alcoa Inc. Project) VRDO                       1.86%              5/7/2003                          3,750                3,750

CALIFORNIA (6.9%)
California Community College Financing
  Auth. TRAN                                      3.00%             7/31/2003(4)                      10,000               10,046
California RAN FR                                 1.32%              5/7/2003                         50,000               49,925
California RAN FR                                 1.32%              5/7/2003                         20,000               19,970
California State Dept. Water
  Resources Power Supply Rev.                     5.25%              5/1/2007(1)                      18,000               20,153
California State Dept. Water
  Resources Power Supply Rev.                     5.50%              5/1/2007                          9,000               10,007
California State Dept. Water
  Resources Power
Supply Rev. VRDO                                  1.50%              5/7/2003    LOC                  45,000               45,000
California Statewide Community Dev. Auth. Multifamily
  Rev. Housing (Santee Court Apartments) PUT      1.70%            11/15/2004                         26,650               26,654
California Statewide Community Dev. Auth. Rev.
  (Kaiser Permanente) PUT                         4.35%             2/28/2007                          8,000                8,438

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE               MARKET
                                                                        MATURITY                      AMOUNT               VALUE*
SHORT-TERM TAX-EXEMPT FUND                       COUPON                     DATE                       (000)                (000)
----------------------------------------------------------------------------------------------------------------------------------
Chula Vista CA IDR (San Diego Gas & Electric)
  PUT                                             7.00%             12/1/2005                $        20,000      $        22,199
Long Beach CA Harbor Rev. PUT                     4.00%             5/14/2004(1)                      25,000               25,717
Natomas CA Unified School Dist. COP PUT           2.50%              2/1/2005(2)                      10,000               10,123
Santa Clara County CA Financing Auth. Special Obligation
  Bonds (Measure B Transp. Improvement Program)
   Rev.                                           5.00%              8/1/2005                          4,000                4,279
Santa Clara Valley CA Water Dist. Ref.
   & Improvement COP                              5.00%              2/1/2007(3)                       4,165                4,614
Southern California Rapid Transit Dist. Rev.      5.70%              9/1/2004(2)                      14,040               14,877
                                                                                                                  ----------------
                                                                                                                  $       272,002
                                                                                                                  ----------------
COLORADO (2.1%)
Arapahoe County CO Capital Improvement Trust Fund
  Highway Rev.                                    7.00%             8/31/2005   (Prere.)              10,000               11,563
Colorado Health Fac. Auth. Rev.
  (Catholic Health Initiatives) VRDO              1.45%              5/7/2003                         18,800               18,800
Colorado Health Fac. Auth. Rev.
  (Sisters of Charity Leavenworth) VRDO           1.40%              5/7/2003                          4,900                4,900
Colorado Housing & Finance Auth. Single Family
  Mortgage Bonds Class I VRDO                     1.35%              5/7/2003                         11,305               11,305
E-470 Public Highway Auth. Colorado Rev.          0.00%              9/1/2005(1)                      17,200               16,523
Lowry Econ. Redev. Auth. Colorado Rev. VRDO       1.35%              5/7/2003    LOC                  21,365               21,365
                                                                                                                  ----------------
                                                                                                                  $        84,456
                                                                                                                  ----------------
CONNECTICUT (3.0%)
Connecticut GO                                    6.00%             10/1/2004                          5,485            5,850
Connecticut GO                                    5.00%            11/15/2004                         19,910               21,043
Connecticut GO                                    5.00%            11/15/2004                         12,525               13,238
Connecticut GO                                    5.00%            12/15/2004                          9,630            10,206
Connecticut GO                                    5.00%             4/15/2005                          4,675            4,999
Connecticut GO                                    5.00%             4/15/2005                         11,130               11,900
Connecticut GO                                    5.00%            12/15/2005                         16,110               17,550
Connecticut GO VRDO                               1.35%              5/7/2003                         10,245               10,245
Connecticut Special Tax Obligation Rev.
  (Transp. Infrastructure)                        5.00%             10/1/2004                          5,000                5,265
Connecticut Special Tax Obligation Rev.
 (Transp. Infrastructure)                         5.25%             10/1/2004                         11,000               11,622
Connecticut Special Tax Obligation Rev.
 (Transp. Infrastructure)                         5.00%             10/1/2005(4)                       5,300                5,748
                                                                                                                  ----------------
                                                                                                                  $       117,666
                                                                                                                  ----------------
DELAWARE (0.5%)
Delaware GO                                       5.00%              7/1/2006                          6,690                7,383
Univ. of Delaware Rev. VRDO                       1.35%              5/1/2003                         12,045               12,045
                                                                                                                  ---------------
                                                                                                                  $        19,428
                                                                                                                  ---------------
FLORIDA (2.9%)
Broward County FL Resource Recovery Rev.
  (Wheelabrator Series A)                         5.00%             12/1/2005                         12,975               13,839
Dade County FL School Dist. GO                    6.00%             7/15/2005(1)                       4,000                4,398
Dade County FL Water & Sewer System Rev. VRDO     1.35%              5/7/2003(3)                       1,000                1,000
Florida Board of Educ.                            5.00%              6/1/2004                          4,505                4,694
Florida Board of Educ.                            5.00%              6/1/2005                          4,610                4,953
Florida Board of Educ.                            5.00%              6/1/2005                          2,150                2,310
Florida Board of Educ.                            5.25%              6/1/2006                          4,740                5,248
Florida Board of Educ. Capital Outlay             5.00%              6/1/2005                          6,000                6,443
Florida Board of Educ. Capital Outlay            5.875%              6/1/2005    (Prere.)              5,000                5,507
Florida Board of Educ. Capital Outlay             5.00%              6/1/2006                          6,765                7,435

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE               MARKET
                                                                        MATURITY                      AMOUNT               VALUE*
SHORT-TERM TAX-EXEMPT FUND                       COUPON                     DATE                       (000)                (000)
----------------------------------------------------------------------------------------------------------------------------------
Florida Board of Educ. Public Educ.               5.00%              6/1/2004                $         5,000      $         5,210
Florida Board of Educ. Rev. (Lottery Rev.)        5.25%              7/1/2005(3)                       3,640                3,940
Florida Dept. of General Services Division Fac.
  Management Rev. (Florida Fac. Pool)             5.25%              9/1/2005(4)                       5,925                6,420
Florida Turnpike Auth. Rev.                       5.25%              7/1/2007(4)                       5,000                5,617
Greater Orlando Aviation Auth. Orlando
  FL Airport Fac. Rev.                            3.00%             10/1/2003(1)                       8,730                8,799
Jacksonville FL Electric Auth. Rev.
  (Electric System) VRDO                          1.35%              5/1/2003                          7,400                7,400
Jacksonville FL Electric Auth. Rev.
  (Electric System) VRDO                          1.35%              5/1/2003                          3,150                3,150
Orange County FL Sales Tax Rev.                   5.00%              1/1/2006(3)                       4,220                4,589
Palm Beach County FL School Dist. GO              5.00%              8/1/2003(1)                       5,825                5,882
Sunshine State Florida Govt. Financing
  Comm. Rev. VRDO                                 1.34%              5/7/2003(2)                       8,500                8,500
                                                                                                                  ----------------
                                                                                                                  $       115,334
                                                                                                                  ----------------
GEORGIA (3.8%)
Athens-Clarke County GA Unified Govt. Dev. Auth. Rev.
(Univ. Georgia Athletic Assn.) VRDO               1.35%              5/1/2003    LOC                  17,000               17,000
Atlanta GA Water & Wastewater Rev. VRDO           1.40%              5/7/2003(4)                      34,500               34,500
Burke County GA Dev. Auth. PCR
(Oglethorpe Power Corp.) VRDO                     1.35%              5/1/2003(2)                      16,805               16,805
Cobb County GA School Dist.                       6.25%              2/1/2004                          5,000                5,191
Georgia GO                                        5.75%              8/1/2003                          5,000                5,059
Georgia GO                                        6.25%              4/1/2004                          5,000                5,235
Georgia GO                                        5.75%              7/1/2004                          5,645                5,948
Georgia GO                                        5.75%              9/1/2005                          8,000                8,800
Georgia GO                                        6.25%              4/1/2006                          2,700                3,051
Gwinnett County GA School Dist. GO                6.40%              2/1/2006                          3,500                3,944
Metro. Atlanta GA Rapid Transp. Auth.
  Georgia Sales Tax Rev.                          6.25%              7/1/2006(1)                      10,000               11,388
Monroe County GA Dev. Auth. PCR
  (Oglethorpe Power Corp.) VRDO                   1.35%              5/1/2003(2)                      10,400               10,400
Private Colleges & Univ. Auth. of Georgia Rev.
  (Emory Univ.) VRDO                              1.35%              5/7/2003                         13,200               13,200
Richmond County GA Board of Educ. GO              5.00%             11/1/2004                         11,000               11,611
                                                                                                                  ----------------
                                                                                                                  $       152,132
                                                                                                                  ----------------
HAWAII (1.0%)
Hawaii Airport System Rev.                        5.50%              7/1/2005(3)                       7,390                7,954
Hawaii GO                                         5.00%              2/1/2004                         10,000               10,132
Hawaii GO                                         6.25%              3/1/2005(3)                       5,000                5,436
Hawaii GO                                         5.00%              8/1/2005(3)                       3,715                4,006
Hawaii GO                                         5.00%              4/1/2007(1)                       7,330                8,111
Honolulu HI City & County GO                      5.25%             11/1/2003(3) (ETM)                 2,550                2,603
Honolulu HI City & County GO                      5.25%             11/1/2003(3)                           5                    5
                                                                                                                  ---------------
                                                                                                                  $        38,247
                                                                                                                  ---------------
ILLINOIS (5.5%)
Chicago IL Metro. Water Reclamation Dist.
  GO VRDO                                         1.30%              5/7/2003                         26,500               26,500
Chicago IL O'Hare International Airport Rev.      5.25%              1/1/2004(2)                       1,925                1,977
Chicago IL O'Hare International Airport Rev.      5.50%              1/1/2004(2)                       2,305                2,369
Chicago IL O'Hare International Airport Rev.      5.25%              1/1/2005(2)                       1,085                1,153
Chicago IL O'Hare International Airport Rev.      5.50%              1/1/2005(2)                       4,180                4,435
Chicago IL O'Hare International Airport Rev.      5.25%              1/1/2006(2)                       2,015                2,200
Chicago IL Water Rev. VRDO                        1.35%              5/7/2003    LOC                  28,500               28,500
Illinois Dev. Finance Auth. Hosp. Rev.
  (Evanston Northwestern Healthcare Corp.) VRDO   1.35%              5/7/2003                          7,500                7,500
Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) 5.70%             12/1/2003   (Prere.)              13,875               14,524

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE               MARKET
                                                                        MATURITY                      AMOUNT               VALUE*
SHORT-TERM TAX-EXEMPT FUND                       COUPON                     DATE                       (000)                (000)
----------------------------------------------------------------------------------------------------------------------------------
Illinois GO                                       5.50%             12/1/2003                $         4,255      $         4,364
Illinois GO                                       5.00%              4/1/2004                         10,000               10,353
Illinois GO                                       5.25%              4/1/2004                          5,485                5,691
Illinois GO                                       5.00%              8/1/2004                          5,000                5,235
Illinois GO                                       5.00%              8/1/2005                          1,000                1,078
Illinois GO                                       5.25%              8/1/2005                          8,175                8,858
Illinois GO                                       5.00%             11/1/2005                          6,200                6,729
Illinois GO                                       5.50%              4/1/2006(4)                       3,000                3,322
Illinois GO                                       5.00%              8/1/2006                          8,160                8,991
Illinois Health Fac. Auth. Rev.
  (Northwestern Memorial Hosp.) VRDO              1.35%              5/1/2003                          6,000                6,000
Illinois Health Fac. Auth. Rev.
  (Northwestern Memorial Hosp.) VRDO              1.36%              5/1/2003                         15,900               15,900
Illinois Health Fac. Auth. Rev.
  (Univ. of Chicago Hosp. & Health Systems) VRDO  1.35%              5/1/2003(1)                      11,400               11,400
Illinois Regional Transp. Auth. Rev.              6.25%              6/1/2004(2)(Prere.)              11,720               12,599
Metro. Pier & Exposition Auth. Illinois Dedicated
  Sales Tax Rev.                                  6.50%             6/15/2003   (Prere.)              10,020               10,288
Univ. of Illinois Board of Trustees
  (Un-integrate Project) COP                      5.25%             10/1/2004(2)                       8,840                9,326
Univ. of Illinois Board of Trustees
  (Un-integrate Project) COP                      5.25%             10/1/2005(2)                       7,925                8,617
                                                                                                                  ----------------
                                                                                                                  $       217,909
                                                                                                                  ----------------
INDIANA (0.3%)
Indiana Office Building Comm. Fac. Rev.
  (Miami Correctional Fac.) VRDO                  1.35%              5/7/2003                         13,600               13,600

KANSAS (1.4%)
Kansas Dept. of Transp. Highway Rev.              3.00%              9/1/2004                          4,500                4,607
Kansas Dept. of Transp. Highway Rev. VRDO         1.32%              5/7/2003                          1,800                1,800
Kansas Dept. of Transp. Highway Rev. VRDO         1.35%              5/7/2003                         10,000               10,000
Kansas Dept. of Transp. Highway Rev. VRDO         1.35%              5/7/2003                         18,900               18,900
Kansas Dept. of Transp. Highway Rev. VRDO         1.35%              5/7/2003                         15,600               15,600
Kansas Turnpike Rev.                             5.375%              9/1/2005(2)                       5,855                6,380
                                                                                                                  ----------------
                                                                                                                  $        57,287
                                                                                                                  ----------------
KENTUCKY (0.7%)
Kentucky Econ. Dev. Finance Auth. Hosp. Fac. Rev.
  (Baptist Healthcare) VRDO                       1.35%              5/7/2003(1)                      29,700               29,700

LOUISIANA (0.4%)
Lafayette LA Public Improvement Sales Tax Rev.    3.00%              3/1/2004(2)                       3,465                3,519
Lafayette LA Public Improvement Sales Tax Rev.    4.75%              3/1/2005(2)                       5,640                5,982
Louisiana GO                                      6.25%             4/15/2005(3)                       6,455                7,054
                                                                                                                  ----------------
                                                                                                                  $        16,555
                                                                                                                  ----------------
MARYLAND (0.7%)
Anne Arundel County MD GO                         5.00%              3/1/2007                          6,000                6,651
Maryland GO                                       5.25%              3/1/2007                         10,000               11,201
Washington Suburban Sanitation Dist. Maryland
General Construction GO                           5.25%              6/1/2007                          7,330                8,250
                                                                                                                  ----------------
                                                                                                                  $        26,102
                                                                                                                  ----------------
MASSACHUSETTS (3.7%)
Massachusetts Dev. Finance Agency Resource
Recovery Rev. (SEMASS System)                     5.00%              1/1/2004(1)                       4,000                4,093
Massachusetts Dev. Finance Agency Resource
Recovery Rev. (SEMASS System)                     5.00%              1/1/2005(1)                       8,635                9,062

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE               MARKET
                                                                        MATURITY                      AMOUNT               VALUE*
SHORT-TERM TAX-EXEMPT FUND                       COUPON                     DATE                       (000)                (000)
----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Dev. Finance Agency Rev.
  (Boston Univ.) VRDO                             1.45%              5/7/2003(10)            $         3,500      $         3,500
Massachusetts GO                                  4.00%              9/1/2003                         40,000               40,384
Massachusetts GO                                  7.00%             11/1/2004(3)(Prere.)               6,800                7,453
Massachusetts GO                                  5.75%              2/1/2005                          3,000                3,218
Massachusetts GO                                  5.00%              2/1/2006                         20,000               21,707
Massachusetts GO                                  5.50%              2/1/2007(1)                       7,150                8,013
Massachusetts Health & Educ. Fac. Auth. Rev.
  (Caritas Christi Obligated Group)               5.50%              7/1/2005                          2,585                2,660
Massachusetts Health & Educ. Fac. Auth. Rev.
  (Williams College) PUT                          1.85%              4/1/2006                         10,000               10,016
Massachusetts Muni. Wholesale Electric Co.
Power System Rev.                                 5.25%              7/1/2004(1)                      12,450               13,026
Massachusetts Muni. Wholesale Electric Co.
Power System Rev.                                 5.25%              7/1/2005(1)                      23,615               25,477
                                                                                                                  ---------------
                                                                                                                  $       148,609
                                                                                                                  ---------------
MICHIGAN (3.8%)
Detroit MI Sewage Disposal System VRDO            1.35%              5/7/2003(3)                       6,400                6,400
Detroit MI Water Supply System VRDO               1.35%              5/7/2003(3)                      32,000               32,000
Detroit MI Water Supply System VRDO               1.35%              5/7/2003(1)                      20,000               20,000
Michigan (New Center Dev. Inc.) COP              5.375%              9/1/2004                          2,190                2,309
Michigan Building Auth. Rev.                      5.00%            10/15/2005                          5,000                5,424
Michigan Building Auth. Rev. VRDO                 1.35%              5/7/2003                          4,210                4,210
Michigan GAN VRDO                                 1.35%              5/7/2003(4)                      27,300               27,300
Michigan Housing Dev. Auth. Rev. VRDO             1.35%              5/7/2003(1)                      16,700               16,700
Michigan Muni. Bond Auth. Rev.
  (Clean Water Revolving Fund)                    5.00%             10/1/2005                          8,135                8,819
Michigan Public Power Agency Rev. (Belle River)   5.00%              1/1/2006(1)                       1,500                1,630
Univ. of Michigan Hosp. Rev.
  (Medical Service Plan) VRDO                     1.40%              5/1/2003                         10,480               10,480
Univ. of Michigan Hosp. Rev. VRDO                 1.40%              5/1/2003                          3,800                3,800
Univ. of Michigan Hosp. Rev. VRDO                 1.40%              5/1/2003                         10,100               10,100
                                                                                                                  ---------------
                                                                                                                  $       149,172
                                                                                                                  ---------------
MINNESOTA (1.4%)
Minnesota Housing Finance Agency Residential
  Housing Finance PUT                             3.00%             4/29/2004                         11,035               11,201
Minnesota Housing Finance Agency Residential
  Housing Finance PUT                             3.20%             4/29/2004                          5,000                5,085
Minnesota Housing Finance Agency Residential
  Housing Finance PUT                             2.15%             7/29/2004                          8,000                8,014
Regents of the Univ. of Minnesota GO VRDO         1.35%              5/7/2003                         32,700               32,700
                                                                                                                  ---------------
                                                                                                                  $        57,000
                                                                                                                  ---------------
MISSISSIPPI (1.0%)
Mississippi GO                                    5.50%             11/1/2003                          3,265                3,337
Mississippi GO                                    5.25%             10/1/2004                         18,445               19,480
Mississippi GO                                    5.50%             11/1/2004                          7,265                7,722
Mississippi GO                                    5.00%             8/15/2005                          3,000                3,239
Mississippi GO                                    5.25%             8/15/2006                          5,215                5,798
                                                                                                                  ---------------
                                                                                                                  $        39,576
                                                                                                                  ---------------

MISSOURI (3.2%)
Bi-State Dev. Agency of the Missouri-Illinois
  Metro. Dist.(St. Clair County Metrolink Extension)
   TOB VRDO                                       1.46%              5/7/2003(4)                      10,630               10,630
Curators Univ. of Missouri System Fac. Rev. VRDO  1.35%              5/1/2003                         28,900               28,900

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE               MARKET
                                                                        MATURITY                      AMOUNT               VALUE*
SHORT-TERM TAX-EXEMPT FUND                       COUPON                     DATE                       (000)                (000)
----------------------------------------------------------------------------------------------------------------------------------
Missouri Health & Educ. Fac. Auth. Rev.
  (Medical Research Fac.-Stowers Institute) VRDO  1.35%              5/7/2003(1)             $        20,000      $        20,000
Missouri Health & Educ. Fac. Auth. Rev.
  (SSM Health Care)                               5.00%              6/1/2005                          4,805                5,107
Missouri Third State Building GO                  4.00%             10/1/2004                         25,345               26,359
Missouri Third State Building GO                  5.00%             10/1/2006                         27,505               30,565
Missouri Water Pollution Control GO               4.00%             10/1/2004                          5,630                5,855
                                                                                                                  ----------------
                                                                                                                  $       127,416
                                                                                                                  ----------------
NEBRASKA (0.5%)
Lincoln NE Lincoln Electric System Rev.           4.00%              9/1/2004                          8,385                8,691
Omaha NE Public Power Dist. Electric Rev.         5.30%              2/1/2005                          9,725               10,385
                                                                                                                  ----------------
                                                                                                                  $        19,076
                                                                                                                  ----------------
NEVADA (3.7%)
Clark County NV GO                                6.20%              6/1/2004(1)(Prere.)              15,500               16,501
Clark County NV Passenger Fac. Rev.
  (Las Vegas McCarran International Airport)      6.25%              7/1/2004(1)                       8,240                8,684
Clark County NV School Dist. GO                   6.00%             6/15/2004(3)                       5,000                5,269
Clark County NV School Dist. GO                   5.00%              6/1/2005(3)                      25,840               27,729
Clark County NV School Dist. GO                   5.00%             6/15/2005(1)                       5,000                5,372
Clark County NV School Dist. GO                   5.00%              6/1/2007(3)                      29,020               32,223
Clark County NV School Dist. GO                   5.50%             6/15/2007(4)                      10,000               11,309
Las Vegas Valley Water Dist. NV GO Water
Improvement & Refunding TOB VRDO                  1.42%              5/7/2003(1)                      12,065               12,065
Las Vegas Valley Water Dist. NV GO Water
Improvement & Refunding TOB VRDO                  1.42%              5/7/2003(3)                       5,310                5,310
Nevada Dept. Business & Ind. Solid Waste
Disposal Rev. (Waste Management Inc.) PUT         4.55%             10/1/2004                          8,500                8,690
Nevada Highway Improvement Rev.
  (Motor Vehicle Fuel Tax)                        5.25%             12/1/2003                          8,820                9,033
Nevada State Colorado River Comm. GO              6.50%              7/1/2004   (Prere.)               5,000                5,361
                                                                                                                  ----------------
                                                                                                                  $       147,546
                                                                                                                  ----------------
NEW HAMPSHIRE (0.3%)
New Hampshire Business Finance Auth. PCR
  (United Illuminating) PUT                       3.25%             12/3/2007(2)                       5,000                5,087
New Hampshire GO                                  5.00%             11/1/2005                          5,000                5,433
                                                                                                                  ----------------
                                                                                                                  $        10,520
                                                                                                                  ----------------
NEW JERSEY (2.8%)
New Jersey COP                                    5.25%             6/15/2003                          8,460                8,503
New Jersey Econ. Dev. Auth. Market Transition
  Fac. Rev.                                       5.70%              7/1/2004(1)(Prere.)               6,330                6,790
New Jersey Econ. Dev. Auth. Market Transition
  Fac. Rev.                                       5.80%              7/1/2004(1)(Prere.)               4,000                4,295
New Jersey Econ. Dev. Auth. Market Transition
  Fac. Rev.                                       5.80%              7/1/2004(1)(Prere.)              17,800               19,114
New Jersey Econ. Dev. Auth. Market Transition
  Fac. Rev.                                      5.875%              7/1/2004(1)(Prere.)               6,000                6,448
New Jersey GO                                     6.00%             7/15/2005                          6,455                7,093
New Jersey GO                                     5.00%             7/15/2007                         11,000               12,243
New Jersey Sports & Exposition Auth. Rev.         8.30%              1/1/2005   (ETM)                  5,500                6,127
New Jersey Transit Corp. Capital GAN              5.50%              2/1/2004(2)                      17,030               17,589
New Jersey Transit Corp. Capital GAN              5.50%              2/1/2006(2)                      10,000               11,028
New Jersey Transp. Corp. COP                      5.25%             9/15/2004(2)                      12,000               12,656
                                                                                                                  ----------------
                                                                                                                  $       111,886
                                                                                                                  ----------------
NEW MEXICO (0.9%)
New Mexico GO                                     5.00%              9/1/2004                          7,485                7,861
New Mexico GO                                     5.00%              9/1/2006                          8,560                9,470
New Mexico Highway Comm. Tax Rev.                 4.50%             6/15/2003(2)                       1,610                1,617
New Mexico Highway Comm. Tax Rev.                 5.00%             6/15/2004(2)                       1,200                1,252

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE               MARKET
                                                                        MATURITY                      AMOUNT               VALUE*
SHORT-TERM TAX-EXEMPT FUND                       COUPON                     DATE                       (000)                (000)
----------------------------------------------------------------------------------------------------------------------------------
New Mexico Highway Comm. Tax Rev.                 5.00%             6/15/2004                $         2,025      $         2,113
New Mexico Severance Tax Rev.                     5.00%              7/1/2004                         10,990               11,480
                                                                                                                  ----------------
                                                                                                                  $        33,793
                                                                                                                  ----------------
NEW YORK (7.3%)
Long Island NY Power Auth. Electric System Rev.   5.00%             12/1/2006                         10,000               10,827
New York City NY GO                               5.00%              8/1/2005                         14,475               15,427
New York City NY GO                               5.00%              8/1/2005                         18,185               19,382
New York City NY GO                               5.00%              8/1/2005                          8,970                9,560
New York City NY GO VRDO                          1.35%              5/1/2003(1)                       3,200                3,200
New York City NY GO VRDO                          1.35%              5/1/2003(1)                       1,075                1,075
New York City NY GO VRDO                          1.40%              5/1/2003    LOC                   5,900                5,900
New York City NY Muni. Water Finance Auth.
  Water & Sewer System Rev. VRDO                  1.30%              5/1/2003                          3,000                3,000
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. VRDO                    1.40%              5/1/2003(3)                       3,400                3,400
New York City NY Transitional Finance Auth. Rev.
  Future Tax                                      2.00%              2/1/2005                          6,990                7,057
New York City NY Transitional Finance Auth. Rev.
  Future Tax                                      4.50%              2/1/2007                          1,000                1,081
New York City NY Transitional Finance Auth. Rev.
  Future Tax                                      4.50%              2/1/2008                          1,000                1,084
New York City NY Transitional Finance Auth. Rev.
  VRDO                                            1.30%              5/1/2003                          4,700                4,700
New York City NY Transitional Finance Auth. Rev.
  VRDO                                            1.40%              5/1/2003                          7,630                7,630
New York City NY Transitional Finance Auth. Rev.
  VRDO                                            1.40%              5/1/2003                         22,500               22,500
New York City NY Transitional Finance Auth. Rev.
  VRDO                                            1.40%              5/1/2003                          6,300                6,300
New York City NY Transitional Finance Auth. Rev.
  VRDO                                            1.40%              5/1/2003                         13,000               13,000
New York City NY Transitional Finance Auth. Rev.
  VRDO                                            1.35%              5/7/2003                          5,800                5,800
New York City NY Transitional Finance Auth. Rev.
  VRDO                                            1.35%              5/7/2003                          8,465                8,465
New York State Dormitory Auth. Rev. (City Univ.)  6.25%              7/1/2004(2)                       6,570                6,951
New York State Dormitory Auth. Rev.
  (Cornell Univ.) VRDO                            1.30%              5/7/2003                          1,200                1,200
New York State Dormitory Auth. Rev. (State Univ.) 6.00%              7/1/2004(2)                       4,000                4,224
New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)          5.00%             6/15/2007                          3,515                3,912
New York State Mortgage Agency Rev. PUT           2.95%             10/1/2005                          3,750                3,756
New York State Urban Dev. Corp. Rev.
  (Correctional & Youth Fac.)                     5.00%              1/1/2005                          2,000                2,111
New York State Urban Dev. Corp. Rev.
  (Correctional & Youth Fac.)                     5.00%              1/1/2006                         10,000               10,776
Port Auth. of New York & New Jersey Rev.          5.25%             7/15/2003                          8,195                8,263
Port Auth. of New York & New Jersey Rev.         3.625%             4/15/2004                         60,000               61,430
Triborough Bridge & Tunnel Auth. New York Rev.    5.00%            11/15/2005                         10,000               10,866
Triborough Bridge & Tunnel Auth. New York Rev.
  VRDO                                            1.30%              5/7/2003(4)                      13,890               13,890
Triborough Bridge & Tunnel Auth. New York Rev.
  VRDO                                            1.32%              5/7/2003                         10,000               10,000
United Nations Dev. Corp. New York Rev.           6.00%              7/1/2003    (Prere.)              4,000                4,113
                                                                                                                  ----------------
                                                                                                                  $       290,880
                                                                                                                  ----------------
NORTH CAROLINA (2.0%)
Charlotte NC Water & Sewer System Rev. VRDO       1.35%              5/7/2003                         14,000               14,000
Mecklenburg County NC GO                          5.50%              4/1/2006                         11,625               12,909
North Carolina Eastern Muni. Power Agency Rev.    6.00%              1/1/2006(1)                       6,000                6,664
North Carolina GO                                 5.00%              3/1/2006                          2,000                2,188
North Carolina GO                                 5.00%              3/1/2007                          5,000                5,545
North Carolina GO VRDO                            1.30%              5/7/2003                         25,000               25,000
North Carolina GO VRDO                            1.35%              5/7/2003                         13,000               13,000
                                                                                                                  ----------------
                                                                                                                  $        79,306
                                                                                                                  ----------------

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE               MARKET
                                                                        MATURITY                      AMOUNT               VALUE*
SHORT-TERM TAX-EXEMPT FUND                       COUPON                     DATE                       (000)                (000)
----------------------------------------------------------------------------------------------------------------------------------
Cleveland OH Water Works Rev.                     6.00%              1/1/2005(1)             $         4,545      $         4,888
Lorain County OH Hosp. Fac. Rev.
  (Catholic Healthcare Partners)                  5.00%             10/1/2005                          7,220                7,715
Ohio Air Quality Dev. Auth. (Ohio Edison) PUT     3.25%              2/1/2008(2)                      10,000               10,214
Ohio Air Quality Dev. Auth. PCR
  (Toledo Edison) CP                              3.00%             7/18/2003                         10,100               10,101
Ohio Building Auth. Rev. (Admin. Building Fund)   5.00%             10/1/2004(4)                       4,145                4,362
Ohio Building Auth. Rev.
  (State Correctional Fac.)                       6.50%             10/1/2003(1)                       5,710                5,839
Ohio GO                                           4.50%             6/15/2003                          6,760                6,789
Ohio GO                                           5.00%             3/15/2006                          9,000                9,840
Ohio GO                                           5.00%              8/1/2006                          5,000                5,520
Ohio Higher Educ. Capital Fac. Rev.               5.25%             12/1/2005                         10,000               10,943
Ohio Higher Educ. Fac. Comm. Rev.
  (Case Western Reserve Univ.) VRDO               1.40%              5/1/2003                          4,500                4,500
Ohio Higher Educ. Fac. Comm. Rev.
  (Case Western Reserve Univ.) VRDO               1.30%              5/7/2003                          4,200                4,200
Ohio Higher Educ. Fac. Comm. Rev.
  (Kenyon College) VRDO                           1.40%              5/7/2003                          5,500                5,500
Ohio Highway Capital Improvements Rev.            5.00%              5/1/2004                          3,705                3,849
Ohio Highway Capital Improvements Rev.            5.00%              5/1/2005                         10,000               10,721
Ohio Highway Capital Improvements Rev.            5.00%              5/1/2005                          5,970                6,400
Ohio Highway Capital Improvements Rev.            5.00%              5/1/2006                          2,500                2,744
Ohio Housing Finance Agency Mortgage Rev.         3.95%              9/1/2003                          2,235                2,255
Ohio Solid Waste Rev. (BP Exploration &
  Oil Inc.) VRDO                                  1.40%              5/1/2003                          3,800                3,800
Ohio State Univ. General Receipts Rev. VRDO       1.36%              5/7/2003                         11,400               11,400
Ohio State Univ. General Receipts Rev. VRDO       1.36%              5/7/2003                          3,000                3,000
Ohio Water Dev. Auth. PCR (Cleveland Electric)
  PUT                                             3.40%             10/1/2004                          4,350                4,344
Ohio Water Dev. Auth. PCR (Ohio Edison Co.) PUT   4.40%             12/1/2003                          5,000                5,046
                                                                                                                  ----------------
                                                                                                                  $       143,970
                                                                                                                  ----------------
OKLAHOMA (1.4%)
Grand River Dam Auth. Oklahoma Rev.               5.70%              6/1/2005(4)                      10,150               11,048
Oklahoma City OK GO                               5.00%              7/1/2006                          2,055                2,261
Oklahoma County OK GO                             5.00%              2/1/2005(3)                       6,000                6,378
Oklahoma County OK GO                             5.00%              2/1/2005(3)                       5,500                5,846
Oklahoma Transp. Auth. Turnpike System Rev.
  Refunding                                       4.75%              1/1/2004(2)                      10,340               10,592
Oklahoma Transp. Auth. Turnpike System Rev.
  Refunding                                       4.75%              1/1/2004(2)                       3,000                3,073
Tulsa County OK Ind. Auth. Rev.                   5.00%              1/1/2005(2)                       6,100                6,466
Tulsa County OK Ind. Auth. Rev.                   5.00%              7/1/2005(2)                       6,300                6,784
Tulsa OK Muni. Airport Transp. Rev.
  (American Airlines) PUT                         5.80%             12/1/2004                          5,500                3,223
                                                                                                                  ----------------
                                                                                                                  $        55,671
                                                                                                                  ----------------
OREGON (0.7%)
Oregon Health, Housing, Educ. & Cultural Fac. Auth.
  (College Housing Project Portland State Univ.)
  PUT                                             5.00%              5/1/2003   (Prere.) LOC           5,240                5,241
Oregon State Dept. Administrative Services        4.00%              9/1/2005(4)                       6,000                6,354
Portland OR Sewer System Rev.                     6.00%              6/1/2006(3)                      14,720               16,604
                                                                                                                  ----------------
                                                                                                                  $        28,199
                                                                                                                  ----------------
PENNSYLVANIA (7.8%)
Delaware River Joint Toll Bridge Comm.
  Pennsylvania & New Jersey Rev.                  5.00%              7/1/2007                          4,865                5,358
Geisinger Health System Auth. of Pennsylvania Rev.
  (Penn State Geisinger Health System) VRDO       1.35%              5/1/2003                            400                  400
Pennsylvania GO                                   5.25%            10/15/2003                         10,500               10,699
Pennsylvania GO                                   0.00%              7/1/2004(1)                       7,500                7,391

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE               MARKET
                                                                        MATURITY                      AMOUNT               VALUE*
SHORT-TERM TAX-EXEMPT FUND                       COUPON                     DATE                       (000)                (000)
----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania GO                                   5.00%             9/15/2004                $        10,000      $        10,515
Pennsylvania GO                                   5.00%              2/1/2005                         12,870               13,677
Pennsylvania GO                                  5.125%             9/15/2005(2)                       3,200                3,476
Pennsylvania GO                                   5.00%            10/15/2005                          5,700                6,185
Pennsylvania GO                                   5.00%             1/15/2006                          4,250                4,627
Pennsylvania GO                                   5.00%              2/1/2006                         11,810               12,871
Pennsylvania GO                                   5.00%              2/1/2006                         10,865               11,841
Pennsylvania GO                                   5.00%             10/1/2006                         13,685               15,160
Pennsylvania GO                                   5.00%             1/15/2007                          3,150                3,476
Pennsylvania GO                                   5.00%             4/15/2007                          1,890                1,923
Pennsylvania Higher Educ. Assistance Agency
Student Loan Rev. PUT                             3.15%              7/1/2003(4)                      30,000               30,096
Pennsylvania Higher Educ. Fac. Auth. Rev.
  (Carnegie Mellon Univ.) VRDO                    1.35%              5/1/2003                         13,700               13,700
Pennsylvania Higher Educ. Fac. Auth. Rev.
  (Carnegie Mellon Univ.) VRDO                    1.35%              5/1/2003                          3,500                3,500
Pennsylvania Higher Educ. Fac. Auth. Rev.
  (Drexel Univ.) PUT                              2.25%              2/1/2005    LOC                  21,140               21,367
Pennsylvania Higher Educ. Fac. Auth. Rev.
  (St. Joseph's Univ.) PUT                        2.80%              11/1/2003   LOC                   9,200                9,210
Pennsylvania Higher Educ. Fac. Auth. Rev.
  (State System of Higher Educ.) VRDO             1.25%              5/7/2003(2)                       6,900                6,900
Pennsylvania Higher Educ. Fac. Auth. Rev.
  (Washington & Jefferson Colleges) PUT           2.80%             11/1/2003    LOC                  10,500               10,579
Pennsylvania Higher Educ. Fac. Auth. Rev.
  (Washington & Jefferson Colleges) PUT           2.80%             11/1/2003    LOC                   6,250                6,297
Pennsylvania State Univ. Rev.                     5.00%             8/15/2004                          3,000                3,146
Pennsylvania State Univ. Rev.                     5.00%             8/15/2005                          6,045                6,528
Philadelphia PA GO                                5.00%             5/15/2003(3)                       5,845                5,855
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
  (Children's Hosp. of Philadelphia) PUT          5.00%              7/1/2007(1)                      11,000               12,212
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
  (Children's Hosp. of Philadelphia) VRDO         1.35%              5/1/2003                         14,500               14,500
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
  (Children's Hosp. of Philadelphia) VRDO         1.35%              5/1/2003                         18,800               18,800
Philadelphia PA IDA Rev.
  (Philadelphia Airport System)                   5.25%              7/1/2004(3)                       3,580                3,732
Sayre PA Health Care Fac. Auth. Rev. (VHA of
   Pennsylvania, Pooled Capital Asset
     Financial Program) VRDO                      1.40%              5/7/2003(2)                       3,600                3,600
Sayre PA Health Care Fac. Auth. Rev.
  (VHA of Pennsylvania, Pooled Capital
     Asset Financial Program) VRDO                1.40%              5/7/2003(2)                       4,600                4,600
St. Mary's Hosp. Auth. Bucks County PA Rev.
(Catholic Health Initiatives) VRDO                1.35%              5/7/2003                         11,600               11,600
Univ. of Pittsburgh of the Commonwealth System of
Higher Educ. Pennsylvania (Univ.
  Capital Project) VRDO                           1.35%              5/7/2003                          5,700                5,700
Washington County PA Higher Educ.
  (Pooled Equipment Lease Program) VRDO           1.40%              5/7/2003    LOC                   9,100                9,100
                                                                                                                  ----------------
                                                                                                                  $       308,621
                                                                                                                  ----------------
PUERTO RICO (0.2%)
Puerto Rico Muni. Finance Agency                  4.25%              8/1/2005(4)                       4,000                4,258
Puerto Rico Muni. Finance Agency                  4.00%              8/1/2006(4)                       2,000                2,149
                                                                                                                  ----------------
                                                                                                                  $         6,407
                                                                                                                  ----------------

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE               MARKET
                                                                        MATURITY                      AMOUNT               VALUE*
SHORT-TERM TAX-EXEMPT FUND                       COUPON                     DATE                       (000)                (000)
----------------------------------------------------------------------------------------------------------------------------------
RHODE ISLAND (2.7%)
Rhode Island Health & Educ. Building Corp. Rev.
  (Brown Univ.) VRDO                              1.35%              5/7/2003                $        37,400      $        37,400
Rhode Island Housing & Mortgage Finance Corp.
  Rev.                                            4.50%             10/1/2003                          5,490                5,552
Rhode Island Housing & Mortgage Finance Corp.
  Rev.                                            5.00%             10/1/2003                         10,000               10,129
Rhode Island Housing & Mortgage Finance Corp.
  Rev.                                            4.50%             3/22/2004                         25,000               25,732
Rhode Island Housing & Mortgage Finance Corp.
  Rev.                                            4.00%             3/24/2005                         13,125               13,713
Rhode Island Housing & Mortgage Finance Corp.
  Rev.                                           3.375% 1            1/1/2005                         12,500               12,933
                                                                                                                  ----------------
                                                                                                                  $       105,459
                                                                                                                  ----------------
SOUTH CAROLINA (1.2%)
Chesterfield County SC School Dist. BAN           2.50%             9/26/2003                         20,000               20,112
South Carolina GO                                 5.25%              4/1/2004                         12,525               13,003
South Carolina GO                                 5.00%              1/1/2005                         10,000               10,607
South Carolina Public Service Auth. Rev.          5.00%              1/1/2005                          2,000                2,118
South Carolina Public Service Auth. Rev.          5.00%              1/1/2006                          3,000                3,255
                                                                                                                  ---------------
                                                                                                                  $        49,095
                                                                                                                  ---------------

TENNESSEE (0.6%)
Memphis-Shelby County TN Airport Auth. Rev.       5.50%              3/1/2005(4)                       7,835                8,351
Metro. Govt. of Nashville & Davidson County TN GO 5.00%            10/15/2004                          9,940               10,479
Tennessee GO                                      5.25%              2/1/2005(3)                       5,000                5,335
                                                                                                                  ----------------
                                                                                                                  $        24,165
                                                                                                                  ----------------
TEXAS (11.1%)
Abilene TX Waterworks & Sewer Systems GO          2.02%             2/15/2004                          2,500                2,501
Abilene TX Waterworks & Sewer Systems GO          2.45%             2/15/2005                          2,475                2,477
Austin TX Public Improvement GO                   5.25%              9/1/2004                          6,000                6,319
Austin TX Water & Wastewater System Rev.          5.25%            11/15/2005(2)                       6,070                6,634
Board of Regents of the Univ. of Texas System Rev.
  Financing System                                5.00%             8/15/2005                          5,000                5,398
Brazos River TX Harbor Navigation Dist. Brazoria County
  Environmental (Dow Chemical Co. Project) PUT    4.40%             5/15/2005                         10,000               10,193
Cypress-Fairbanks TX Independent School Dist. Unlimited
  Tax Schoolhouse PUT                             4.00%             8/15/2005                         10,000               10,534
Dallas-Fort Worth TX International Airport Rev.   5.50%             11/1/2004(3)                       2,355                2,491
Dallas-Fort Worth TX International Airport Rev.   5.00%             11/1/2005(1)                       4,235                4,550
Dallas-Fort Worth TX International Airport Rev.   5.50%             11/1/2005(3)                       2,450                2,664
Denton TX Independent School Dist. PUT            3.45%             1/31/2005                          8,100                8,120
Fort Worth TX GO                                  4.00%              3/1/2004                          5,500                5,632
Harris County TX Flood Control Dist.              5.00%             10/1/2004                          4,000                4,210
Harris County TX GO VRDO                          1.35%              5/7/2003                          2,000                2,000
Harris County TX GO VRDO                          1.35%              5/7/2003                         10,820               10,820
Harris County TX Health Fac. Dev. Corp. Rev.
(Methodist Hosp.) VRDO                            1.35%              5/1/2003                         48,700               48,700
Harris County TX Health Fac. Dev. Corp. Rev.
(St. Luke's Episcopal Hosp.) VRDO                 1.35%              5/1/2003                         61,345               61,345
Harris County TX Health Fac. Dev. Corp. Rev.
(Texas Medical Center) VRDO                       1.35%              5/1/2003(1)                      22,200               22,200
Harris County TX Health Fac. Dev. Corp. Rev.
(Young Men's Christian Assoc. of Greater Houston)
  VRDO                                            1.35%              5/1/2003    LOC                   8,100                8,100
Harris County TX IDA (Shell Oil Co.) VRDO         1.40%              5/1/2003                          6,800                6,800
Houston TX GO                                     5.00%              3/1/2004(1)                       2,150                2,219
Houston TX GO                                     5.00%              3/1/2006(1)                       7,060                7,700
Houston TX Water & Sewer System Rev.              0.00%             12/1/2004(2)                      10,740               10,497

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE               MARKET
                                                                        MATURITY                      AMOUNT               VALUE*
SHORT-TERM TAX-EXEMPT FUND                       COUPON                     DATE                       (000)                (000)
----------------------------------------------------------------------------------------------------------------------------------
Lewisville TX Independent School Dist.            5.25%             8/15/2006                $         5,000      $         5,554
Matagorda County TX Navigation Dist. PCR
  (Central Power & Light) PUT                     4.00%             11/1/2003                         15,000               15,031
Red River TX Educ. Finance Rev.
  (Texas Christian Univ.) VRDO                    1.35%              5/7/2003                         13,000               13,000
Richardson TX Independent School Dist. GO         5.00%             2/15/2005                          5,000                5,317
San Antonio TX Electric & Gas Rev.                5.65%              2/1/2007    (Prere.)             10,740               12,219
San Antonio TX GO                                 4.50%              2/1/2004                          2,610                2,676
San Antonio TX GO                                 5.00%              8/1/2005                          9,900               10,674
Southwest Texas Higher Educ. Auth. Inc.
(Southern Methodist Univ.) VRDO                   1.35%              5/1/2003    LOC                   4,800                4,800
Texas A & M Univ. Rev. Financing System           4.00%             5/15/2005                          1,750                1,841
Texas GO Public Finance Auth.                     5.75%             10/1/2004    (Prere.)              5,000                5,321
Texas GO Public Finance Auth.                     5.75%             10/1/2004    (Prere.)              8,625                9,179
Texas Muni. Power Agency Rev.                     0.00%              9/1/2005(2)                       5,490                5,274
Texas TOB VRDO                                    1.35%              5/7/2003                         25,000               25,000
Texas Water Dev. Board Rev. VRDO                  1.40%              5/1/2003                          6,800                6,800
Trinity River Auth. Texas PCR
  (Texas Util. System) PUT                        5.00%             11/1/2006                         20,000               19,943
Univ. of Texas Permanent Univ. Fund Rev.          5.00%             7/1/2005                           5,000                5,379
Waco TX Educ. Finance Corp. (Baylor Univ.) VRDO   1.35%             5/7/2003 (10)                      8,975               38,975
                                                                                                                  ----------------
                                                                                                                  $       439,087
                                                                                                                  ----------------
UTAH (0.5%)
Utah GO                                           5.00%              7/1/2006                         17,875               19,716

VERMONT (0.1%)
Vermont Housing Finance Agency Single Family      4.00%              3/1/2004                          5,500                5,623

VIRGINIA (2.1%)
Loudoun County VA GO                              5.25%             11/1/2005                          4,410                4,822
Metro. Washington Airports Auth. Airport
  System Rev.                                     5.50%             10/1/2004(1)                       3,005                3,169
Metro. Washington Airports Auth. Airport
  System Rev.                                     5.50%             10/1/2005(1)                       4,290                4,651
Norfolk VA                                        5.00%              7/1/2006(4)                       8,810                9,712
Pittsylvania County VA GO                         4.00%              6/1/2003                          6,500                6,513
Richmond VA GO                                    4.50%             7/15/2005(4)                       3,640                3,886
Virginia Commonwealth Transp. Board Federal
  Highway Rev.                                    5.50%             10/1/2003                         13,750               14,005
Virginia Housing Dev. Auth. Rev.                 3.375%              1/1/2004                          7,130                7,233
Virginia Public School Auth. Rev.                 4.00%              8/1/2006                          7,500                8,048
Virginia Public School Educ. Technology Notes     4.50%             4/15/2004                         11,325               11,694
Virginia Public School Educ. Technology Notes     5.00%             4/15/2005                         10,445               11,178
                                                                                                                  ----------------
                                                                                                                  $        84,911
                                                                                                                  ----------------
WASHINGTON (1.1%)
King County WA Sewer Rev.                         5.00%              1/1/2005(4)                       2,250                2,383
King County WA Sewer Rev.                         5.00%              1/1/2006(4)                       3,000                3,259
Port of Seattle WA Rev.                           5.00%              9/1/2004(3)                       3,000                3,135
Port of Seattle WA Rev.                           5.25%              9/1/2006(3)                       3,000                3,296
Seattle WA GO                                     5.00%              7/1/2005                         12,025               12,936
Seattle WA GO                                     3.00%             10/1/2005                         13,055               13,522
Washington GO                                     5.00%              9/1/2005                          5,180                5,594
                                                                                                                  ----------------
                                                                                                                  $        44,125
                                                                                                                  ----------------
WEST VIRGINIA (0.1%)
West Virginia GO                                  5.50%              6/1/2005(4)                       5,160                5,591

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE               MARKET
                                                                        MATURITY                      AMOUNT               VALUE*
SHORT-TERM TAX-EXEMPT FUND                       COUPON                     DATE                       (000)                (000)
----------------------------------------------------------------------------------------------------------------------------------
Wisconsin (0.6%)
Milwaukee WI GO                                   6.00%              2/1/2005                $         9,300               10,035
Milwaukee WI Metro. Sewer Dist. GO               6.125%             10/1/2003                          2,000                2,042
Univ. of Wisconsin Hosp. & Clinics Auth. Rev.
(Univ. of Wisconsin Hosp.) VRDO                   1.35%              5/7/2003(1)                       6,000                6,000
Wisconsin GO                                      6.00%              5/1/2003                          4,000                4,001
                                                                                                                  ---------------
                                                                                                                  $        22,078
                                                                                                                  ---------------
----------------------------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
  (Cost $3,913,027)                                                                                               $     3,957,901
----------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.3%)
----------------------------------------------------------------------------------------------------------------------------------
Other Assets-Note B                                                                                                        41,358
Liabilities                                                                                                               (28,563)
                                                                                                                  ----------------
                                                                                                                  $        12,795
                                                                                                                  ----------------
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)                                                                                                 $     3,970,696
==================================================================================================================================
(+)See Note A in Notes to Financial Statements.
Securities  exempt from  registration  under Rule 144A of the  Securities Act of
1933.  These  securities may be sold in transactions  exempt from  registration, normally to qualified  institutional  buyers.  At April 30, 2003,  the aggregate value of these securities was $53,005,000, representing 1.3% of net assets.
For key to abbreviations and other references, see page 108.


--------------------------------------------------------------------------------
AT APRIL 30, 2003, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
                                                                       Amount
                                                                        (000)
--------------------------------------------------------------------------------
Paid-in Capital                                                 $   3,926,802
Undistributed Net Investment Income                                        --
Accumulated Net Realized Losses                                          (980)
Unrealized Appreciation                                                44,874
--------------------------------------------------------------------------------
NET ASSETS                                                      $   3,970,696
================================================================================

Investor Shares-Net Assets
Applicable to 128,710,433 outstanding $.001
  par value shares of beneficial interest
    (unlimited authorization)                                   $   2,032,694
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-INVESTOR SHARES                       $       15.79
================================================================================

Admiral Shares-Net Assets
Applicable to 122,714,492 outstanding $.001
  par value shares of beneficial interest
    (unlimited authorization)                                   $   1,938,002
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-ADMIRAL SHARES                        $       15.79
================================================================================
See Note D in Notes to Financial Statements for the tax-basis components of net assets.

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE               MARKET
                                                                        MATURITY                      AMOUNT               VALUE*
LIMITED-TERM TAX-EXEMPT FUND                     COUPON                     DATE                       (000)                (000)
----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (99.3%)
----------------------------------------------------------------------------------------------------------------------------------
Alabama (0.5%)
Birmingham AL GO                                  5.25%                 4/1/2005(4)                    5,000                5,364
Huntsville AL Health Care Fac. Auth. PUT          4.65%                 6/1/2005(1)                   23,650               24,881
Huntsville AL Health Care Fac. Auth. PUT          4.65%                 6/1/2005(1)                    1,415                1,489
                                                                                                                      ------------
                                                                                                                           31,734
                                                                                                                      ------------
Alaska (1.3%)
Alaska GO                                         5.25%                 8/1/2007(4)                    6,760                7,610
Alaska GO                                         5.00%                7/15/2008(4)                    6,605                7,413
Alaska Housing Finance Corp.
 Governmental Purpose VRDO                        1.45%                 5/7/2003(1)                    4,000                4,000
Alaska Housing Finance Corp. (State Capital)      5.50%                 6/1/2004(1)                    7,245                7,567
North Slope Borough AK GO                         0.00%                6/30/2004(4)                    8,955                8,824
North Slope Borough AK GO                         0.00%                6/30/2006(1)                   19,250               18,023
North Slope Borough AK GO                         0.00%                6/30/2007(1)                    8,000                7,187
North Slope Borough AK GO                         0.00%                6/30/2008(1)                   17,100               14,691
Valdez AK Marine Terminal Rev.
 (Exxon Pipeline Co.) VRDO                        1.30%                 5/1/2003                       2,500                2,500
                                                                                                                      ------------
                                                                                                                           77,815
                                                                                                                      ------------
Arizona (2.0%)
Arizona COP                                       5.00%                 9/1/2006(4)                    6,780                7,492
Arizona Transp. Board Excise Tax Rev.             5.00%                 7/1/2004                      14,365               15,011
Arizona Transp. Board Excise Tax Rev.             5.00%                 7/1/2004(ETM)                    800                  836
Arizona Transp. Board Highway Rev.                5.50%                 7/1/2004                      15,040               15,803
Arizona Transp. Board Highway Rev.                8.00%                 7/1/2004                       6,300                6,799
Maricopa County AZ Community College Dist. GO     5.25%                 7/1/2003                       8,350                8,409
Maricopa County AZ PCR
 (Arizona Public Service) PUT                     1.70%                 3/4/2004                      11,000               11,001
Mesa AZ Util. System Rev.                         5.00%                 7/1/2008(1)                    6,500                7,293
Phoenix AZ Civic Improvement Corp.
Wastewater System Rev.                           6.125%                 7/1/2003(Prere.)              10,000               10,285
Salt River Project Arizona Agricultural
Improvement & Power Dist. Rev.                    5.25%                 1/1/2006                       9,375               10,263
Salt River Project Arizona Agricultural
Improvement & Power Dist. Rev.                    5.15%                 1/1/2007                       7,630                8,459
Salt River Project Arizona Agricultural
Improvement & Power Dist. Rev.                    5.00%                 1/1/2009                      10,000               11,157
Univ. of Arizona Board of Regents                 5.90%                 6/1/2008(4)                    4,095                4,754
                                                                                                                      ------------
                                                                                                                          117,562
                                                                                                                      ------------
California (5.2%)
California Dept. of Water Resources Water System Rev.
(Central Valley)                                  8.25%                12/1/2005                       5,685                6,663
California GO                                     7.50%                11/1/2003(3)                    6,000                6,189
California GO                                     5.25%                 3/1/2006                      26,000               28,211
California GO                                     5.25%                11/1/2008                      10,000               11,133
California Higher Educ. Loan Auth.
 Student Loan Rev. PUT                            6.50%                 6/1/2005                       7,000                7,462
California PCR Financing Auth. Rev.
(Southern California Edison Co.) PUT              7.00%                2/28/2008                      20,000               20,334
California Pollution Control Financing Auth.
Solid Waste Disposal Rev. (Waste Management) PUT  4.85%               11/30/2007                       6,000                6,247
California RAN FR                                 1.32%                 5/7/2003                      50,000               49,925
California RAN FR                                 1.32%                 5/7/2003                      15,000               14,977
California State Dept. Water Resources
 Power Supply Rev.                                5.25%                 5/1/2007(1)                   14,725               16,487
California State Dept. Water Resources
 Power Supply Rev.                                5.50%                 5/1/2007                      25,335               28,169
California State Dept. Water Resources
 Power Supply Rev.                                5.25%                 5/1/2009(1)                   10,000               11,282

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE               MARKET
                                                                        MATURITY                      AMOUNT               VALUE*
                                                 COUPON                     DATE                       (000)                (000)
----------------------------------------------------------------------------------------------------------------------------------
California Statewide Community Dev. Auth. Rev.
(Kaiser Permanente) PUT                           3.85%                 8/1/2006                      15,000               15,681
California Statewide Community Dev. Auth. Rev.
(Kaiser Permanente) PUT                           4.35%                2/28/2007                      19,325               20,382
Chula Vista CA IDR (San Diego Gas & Electric) PUT 7.00%                12/1/2005                      10,000               11,099
East Bay CA Muni. Util. Dist. Water System Rev.   5.20%                 6/1/2008(1)                    5,800                5,935
Long Beach CA Harbor Rev. PUT                     4.00%                5/14/2004(1)                   25,000               25,719
Los Angeles CA Dept. of Water & Power Rev.        9.00%                5/15/2003                       5,355                5,372
Los Angeles County CA Public Works
 Financing Auth. Rev.                             6.00%                10/1/2003                      12,010               12,253
Santa Clara Valley CA Water Dist.
 Ref. & Improvement COP                           5.00%                 2/1/2008(3)                    4,385                4,895
Southern California Public Power Auth. Rev.
(Transmission Project) VRDO                       1.35%                 5/7/2003 (4)                   1,000                1,000
                                                                                                                      ------------
                                                                                                                          309,415
                                                                                                                      ------------
Colorado (4.0%)
Arapahoe County CO Capital Improvement Trust
Fund Highway Rev.                                 0.00%                8/31/2005 (Prere.)             11,920                8,217
Arapahoe County CO Capital Improvement Trust
Fund Highway Rev.                                 0.00%                8/31/2005 (Prere.)            114,235               53,582
Arapahoe County CO Capital Improvement Trust
Fund Highway Rev.                                 0.00%                8/31/2005 (Prere.)            280,005               56,357
Arapahoe County CO Capital Improvement Trust
Fund Highway Rev.                                 7.00%                8/31/2005 (Prere.)             17,000               19,657
Colorado Dept. of Transp. Rev.                    5.25%                6/15/2006                       2,335                2,585
Colorado Dept. of Transp. Rev.                    5.25%                6/15/2007                       2,035                2,282
Colorado Dept. of Transp. Rev.                    5.50%                6/15/2007 (1)                  18,000               20,363
Colorado Dept. of Transp. Rev.                    5.25%                6/15/2008                       2,530                2,862
Colorado Health Fac. Auth. Rev.
 (Catholic Health Initiatives)                    5.50%                 9/1/2006                       5,490                6,040
Colorado Springs CO Util. System Rev.             5.25%               11/15/2006                       9,265               10,364
Colorado Springs CO Util. System Rev.             5.25%               11/15/2007                       5,890                6,665
Denver CO City & County Airport Rev.              5.50%               11/15/2003 (2)                   3,000                3,068
Denver CO City & County Airport Rev.              5.50%               11/15/2005 (2)                   9,375               10,185
Denver CO City & County Auditorium Theatre & ZooGO5.50%                 8/1/2008                      12,835               14,726
Denver CO City & County GO                        5.00%                 8/1/2007                       5,000                5,574
Lowry Econ. Redev. Auth. Colorado Rev. VRDO       1.35%                 5/7/2003 LOC                  14,135               14,135
                                                                                                                      ------------
                                                                                                                          236,662
                                                                                                                      ------------
Connecticut (2.3%)
Connecticut GO                                    6.25%                5/15/2005                      10,000               10,980
Connecticut GO                                    6.25%                5/15/2005 (ETM)                    80                   88
Connecticut GO                                    5.00%                6/15/2005                      13,810               14,840
Connecticut GO                                    5.00%                4/15/2007                      17,985               19,910
Connecticut GO                                    5.25%                6/15/2007                      12,760               14,299
Connecticut GO                                    5.00%               11/15/2007                       7,250                8,118
Connecticut GO                                    5.00%               11/15/2007                      19,340               21,655
Connecticut GO                                    5.00%               12/15/2007                       7,000                7,849
Connecticut GO                                    5.25%               12/15/2007                       7,370                8,344
Connecticut GO                                    5.00%               11/15/2008                      10,000               11,259
Connecticut Special Tax Obligation Rev.
(Transp. Infrastructure) VRDO                     1.35%                 5/7/2003 (2)                  19,000               19,000
                                                                                                                      ------------
                                                                                                                          136,342
                                                                                                                      ------------
Delaware (0.6%)
Delaware GO                                       5.25%                 7/1/2007                      20,260               22,829

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE               MARKET
                                                                        MATURITY                      AMOUNT               VALUE*
LIMITED-TERM TAX-EXEMPT FUND                     COUPON                     DATE                       (000)                (000)
----------------------------------------------------------------------------------------------------------------------------------
Delaware Transp. Auth. Transp. System Rev.        5.40%                 7/1/2003 (Prere.)              4,630                4,756
Delaware Transp. Auth. Transp. System Rev.        5.00%                 7/1/2005 (1)                   8,890                9,575
                                                                                                                      ------------
                                                                                                                           37,160
                                                                                                                      ------------
District of Columbia (1.0%)
District of Columbia GO                           5.00%                 6/1/2003 (1)                   3,935                3,948
District of Columbia GO                           5.00%                 6/1/2003 (1)(ETM)              2,060                2,067
District of Columbia GO                           5.80%                 6/1/2004 (3)                   5,480                5,751
District of Columbia GO                           5.80%                 6/1/2004 (3)(ETM)              1,125                1,182
District of Columbia GO                           5.30%                 6/1/2005 (2)                  10,900               11,752
District of Columbia GO                           5.25%                 6/1/2007 (1)                  16,000               17,875
District of Columbia GO                           5.25%                 6/1/2008 (1)                   5,355                6,030
District of Columbia GO                           5.50%                 6/1/2008 (4)                   3,530                4,017
District of Columbia GO                           5.50%                 6/1/2008 (4)(ETM)              1,220                1,396
District of Columbia GO VRDO                      1.35%                 5/7/2003 (1)                   3,895                3,895
District of Columbia Univ. Rev.
 (George Washington Univ.)                        5.50%                9/15/2004 (1)                   4,000                4,230
                                                                                                                      ------------
                                                                                                                           62,143
                                                                                                                      ------------
Florida (4.1%)
Broward County FL GO                              5.00%                 1/1/2007                       8,300                9,155
Broward County FL GO                              5.00%                 1/1/2008                       4,000                4,451
Broward County FL Resource Recovery Rev.
(Wheelabrator Series A)                          5.375%                12/1/2010                       4,900                5,294
Broward County FL Resource Recovery Rev.
(Wheelabrator Series A)                           4.50%                12/1/2011                       5,900                6,022
Broward County FL Resource Recovery Rev.
(Wheelabrator-South)                              5.50%                12/1/2008                      22,980               25,614
Broward County FL Resource Recovery Rev.
(Wheelabrator-South)                             5.375%                12/1/2009                       2,000                2,198
Broward County FL School Dist. GO                 5.00%                2/15/2006                       3,170                3,459
Broward County FL School Dist. GO                 5.00%                2/15/2007                       2,890                3,194
Florida Board of Educ.                            5.25%                 6/1/2007                       4,890                5,483
Florida Board of Educ.                            5.25%                 6/1/2008                       5,055                5,726
Florida Board of Educ. Capital Outlay             6.50%                 6/1/2004                       5,565                5,884
Florida Board of Educ. Capital Outlay             5.25%                 1/1/2006                       3,540                3,872
Florida Board of Educ. Public Educ.               5.00%                 6/1/2008 (4)                  19,600               21,969
Florida Correctional Privatization Comm. COP      5.25%                 8/1/2008 (1)                   4,335                4,917
Florida Dept. of Transp.                          5.25%                 7/1/2008                       4,670                5,299
Florida Division Board Financial Dept. of General Services
Systems Rev. (Dept. of Environmental Protection)  6.00%                 7/1/2004 (2)                  10,815               11,424
Florida Turnpike Auth. Rev.                       5.25%                 7/1/2007 (4)                   5,855                6,577
Greater Orlando Aviation Auth. Orlando
 FL Airport Fac. Rev.                             5.00%                10/1/2005 (1)                   6,855                7,435
Greater Orlando Aviation Auth. Orlando
 FL Airport Fac. Rev.                             5.25%                10/1/2006 (1)                   7,830                8,741
Greater Orlando Aviation Auth. Orlando
 FL Airport Fac. Rev.                             5.25%                10/1/2007 (1)                   6,995                7,895
JEA Florida St. Johns River Power Park Rev.       5.00%                10/1/2008                      21,000               23,532
Orange County FL Health Fac. Auth. Rev.
(Orlando Regional Healthcare)                     6.00%                10/1/2004 (1)                   1,160                1,238
Orange County FL Health Fac. Auth. Rev.
(Orlando Regional Healthcare)                     6.00%                10/1/2004 (1)(ETM)              2,815                3,006
Orange County FL School Board VRDO                1.40%                 5/1/2003 (1)                  15,200               15,200
Orlando FL Util. Comm. Water & Electric Rev.      5.00%                10/1/2008                       4,835                5,444
Orlando FL Util. Comm. Water & Electric Rev. VRDO 1.30%                 5/7/2003                      15,300               15,300
Palm Beach County FL Airport System Rev.          5.50%                10/1/2005 (1)                   8,830                9,677
Palm Beach County FL School Dist. GO              5.00%                 8/1/2004 (1)                   8,715                9,134

34

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
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE               MARKET
                                                                        MATURITY                      AMOUNT               VALUE*
                                                 COUPON                     DATE                       (000)                (000)
----------------------------------------------------------------------------------------------------------------------------------
Tampa-Hillsborough County FL Expressway Auth. Rev.6.50%                 7/1/2003 (2)                   4,770                4,813
                                                                                                                      ------------
                                                                                                                          241,953
                                                                                                                      ------------
Georgia (3.8%)
Atlanta GA Airport Fac. Rev.                      0.00%                 1/1/2010 (1)                  10,000                7,113
Atlanta GA Water & Sewer Rev.                     5.25%                 1/1/2007 (3)(Prere.)          15,300               17,158
Atlanta GA Water & Wastewater Rev. VRDO           1.40%                 5/7/2003 (4)                  18,200               18,200
Burke County GA Dev. Auth. PCR
(Georgia Power Co. Plant Vogtle) PUT              4.45%                12/1/2008                      25,000               26,663
Burke County GA Dev. Auth. PCR
(Oglethorpe Power Corp.) VRDO                     1.35%                 5/1/2003 (2)                  11,270               11,270
Douglas County GA School Dist. GO                 5.25%                 4/1/2004                       4,200                4,358
Fulton County GA Dev. Auth.
(Robert A. Woodruff Arts Center) VRDO             1.30%                 5/7/2003                      33,580               33,580
Georgia GO                                        6.00%                 7/1/2003                       8,300                8,369
Georgia GO                                        6.25%                 3/1/2006                       5,000                5,634
Georgia GO                                        6.00%                 7/1/2007                      10,580               12,219
Georgia Road & Tollway Auth. Rev.
(Governors Transp. Choices)                       5.25%                 3/1/2007                       6,185                6,901
Georgia Road & Tollway Auth. Rev.
(Governors Transp. Choices)                       5.25%                 3/1/2009                      10,355               11,719
Metro. Atlanta GA Rapid Transp. Auth.
Georgia Sales Tax Rev.                            6.25%                 7/1/2006 (1)                  10,000               11,388
Metro. Atlanta GA Rapid Transp. Auth.
Georgia Sales Tax Rev.                            6.25%                 7/1/2008 (1)                   4,000                4,719
Newton County GA School Dist. GO                  5.25%                 8/1/2003                       5,765                5,825
Newton County GA School Dist. GO                  5.50%                 8/1/2004                       6,185                6,516
Private Colleges & Univ. Auth. of Georgia Rev.
 (Emory Univ.)                                    5.50%                11/1/2006                       8,000                9,008
Private Colleges & Univ. Auth. of Georgia Rev.
 (Emory Univ.)                                    5.50%                11/1/2007                       6,270                7,153
Private Colleges & Univ. Auth. of Georgia Rev.
 (Emory Univ.)                                    5.25%                 9/1/2008                      10,000               11,360
Richmond County GA Board of Educ. GO              5.00%                11/1/2005                       5,000                5,429
                                                                                                                      ------------
                                                                                                                          224,582
                                                                                                                      ------------
Hawaii (2.5%)
Hawaii Airport System Rev.                        5.50%                 7/1/2006 (3)                  10,000               11,021
Hawaii Airport System Rev.                        5.50%                 7/1/2007 (3)                  10,000               11,155
Hawaii Airport System Rev.                        6.00%                 7/1/2007 (3)                   6,000                6,809
Hawaii Airport System Rev.                        5.50%                 7/1/2009 (3)                  10,275               11,521
Hawaii GO                                         5.25%                 4/1/2004 (1)                  14,600               15,150
Hawaii GO                                         5.50%                 4/1/2004 (1)                  11,920               12,396
Hawaii GO                                         5.70%                10/1/2004 (1)(ETM)             10,000               10,622
Hawaii GO                                         6.25%                 3/1/2005 (3)                   8,585                9,333
Hawaii GO                                         5.50%                 4/1/2005 (1)                  13,630               14,682
Hawaii GO                                         6.00%                11/1/2005 (3)                   5,000                5,548
Hawaii GO                                         5.25%                 2/1/2007 (4)                  10,375               11,539
Hawaii GO                                         5.50%                 8/1/2007 (3)                   2,330                2,643
Hawaii GO                                         5.75%                 4/1/2008 (1)                   4,005                4,602
Hawaii GO                                         5.50%                 8/1/2008 (3)                   6,755                7,739
Honolulu HI City & County GO                      5.25%                11/1/2003 (3)                  13,135               13,407
                                                                                                                      ------------
                                                                                                                          148,167
                                                                                                                      ------------
Illinois (5.6%)
Chicago IL O'Hare International Airport Rev.      5.50%                 1/1/2006 (2)                  16,120               17,540
Chicago IL O'Hare International Airport Rev.      5.50%                 1/1/2006 (2)                   3,970                4,320
Chicago IL O'Hare International Airport Rev.      5.50%                 1/1/2007 (2)                   3,140                3,468

35

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
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE               MARKET
                                                                        MATURITY                      AMOUNT               VALUE*
LIMITED-TERM TAX-EXEMPT FUND                     COUPON                     DATE                       (000)                (000)
----------------------------------------------------------------------------------------------------------------------------------
Chicago IL School Finance Auth. GO                5.00%                 6/1/2003 (3)                  25,190               25,273
Chicago IL School Finance Auth. GO                5.10%                 6/1/2004 (3)                  10,000               10,233
Chicago IL Transit Auth. Capital Grant Receipts Rev.
(Douglas Branch Project)                          4.00%                 6/1/2006 (2)                   6,500                6,657
Illinois Dev. Finance Auth. Hosp. Rev.
(Evanston Northwestern Healthcare Corp.) VRDO     1.35%                 5/7/2003                       9,500                9,500
Illinois Dev. Finance Auth. PCR
 (Commonwealth Edison)                            4.40%                12/1/2006 (2)                  19,000               20,675
Illinois Dev. Finance Auth. Rev.
 (Provena Health)                                 5.50%                5/15/2004 (1)                   4,740                4,940
Illinois Dev. Finance Auth. Rev.
 (Provena Health)                                 5.50%                5/15/2005 (1)                   2,500                2,688
Illinois Dev. Finance Auth. Rev.
 (Provena Health)                                 5.50%                5/15/2006 (1)                   2,000                2,203
Illinois Dev. Finance Auth. Solid Waste Disp. Rev.
(Waste Management)                                5.85%                 2/1/2007                       7,185                7,667
Illinois Educ. Fac. Auth. Rev.
 (Univ. of Chicago) PUT                           4.40%                 7/1/2004                       6,225                6,444
Illinois GO                                       5.25%                 8/1/2003                       3,515                3,551
Illinois GO                                       5.60%                 4/1/2004 (Prere.)              4,100                4,350
Illinois GO                                       5.50%                12/1/2004                      12,000               12,790
Illinois GO                                       5.00%                 2/1/2005 (3)                   4,500                4,780
Illinois GO                                       4.00%                12/1/2006                       5,000                5,377
Illinois GO                                       5.00%                10/1/2007 (4)                   9,000               10,060
Illinois GO                                       5.25%                11/1/2007 (3)                   5,000                5,651
Illinois GO                                       5.00%                12/1/2007                       5,475                6,134
Illinois GO                                       5.25%                 8/1/2008                      14,500               16,420
Illinois GO                                       5.00%                10/1/2008 (4)                   7,000                7,874
Illinois GO                                       5.25%                11/1/2008 (3)                   4,000                4,556
Illinois GO                                       5.75%                 1/1/2009                       3,000                3,456
Illinois Health Fac. Auth. Rev.
(Advocate Health Care Network)                    5.25%                8/15/2005 (ETM)                 2,085                2,263
Illinois Health Fac. Auth. Rev.
 (Hosp. Sisters Services Inc.)                    5.00%                 6/1/2003 (1)                   2,895                2,904
Illinois Health Fac. Auth. Rev.
 (Hosp. Sisters Services Inc.)                    5.00%                 6/1/2004 (1)                   3,080                3,199
Illinois Health Fac. Auth. Rev.
 (Hosp. Sisters Services Inc.)                    5.00%                 6/1/2006 (1)                   4,400                4,789
Illinois Health Fac. Auth. Rev.
 (Hosp. Sisters Services Inc.)                    5.25%                 6/1/2007 (1)                   5,270                5,836
Illinois Health Fac. Auth. Rev.
(Northwestern Memorial Hosp.) VRDO                1.35%                 5/1/2003                      15,075               15,075
Illinois Health Fac. Auth. Rev.
(Univ. of Chicago Hosp. & Health Systems) VRDO    1.35%                 5/1/2003 (1)                   9,100                9,100
Illinois Sales Tax Rev.                           5.60%                6/15/2004                       4,000                4,198
Illinois Student Assistance Comm.Student Loan Rev.5.70%                 3/1/2006                       4,000                4,135
Metro. Pier & Exposition Auth. Illinois Dedicated
Sales Tax Rev.                                    6.50%                6/15/2003 (Prere.)             29,455               30,242
Metro. Pier & Exposition Auth. Illinois Dedicated
Sales Tax Rev.                                    0.00%                6/15/2008 (3)                     170                  146
Metro. Pier & Exposition Auth. Illinois Dedicated
Sales Tax Rev.                                    0.00%                6/15/2008 (3)(ETM)              1,220                1,057
Metro. Pier & Exposition Auth. Illinois Dedicated
Sales Tax Rev.                                    0.00%                6/15/2008 (3)(ETM)              6,500                5,630
Metro. Pier & Exposition Auth. Illinois Dedicated
Sales Tax Rev.                                    5.25%                6/15/2008 (1)                   3,250                3,671
Regional Transp. Auth. Cook, Du Page, Kane, Lake, McHenry,
and Will Counties IL GO                           5.00%                 6/1/2005 (3)                   5,000                5,366
Regional Transp. Auth. Cook, Du Page, Kane, Lake, McHenry,
and Will Counties IL GO                           5.00%                 6/1/2006 (3)                   6,950                7,632
Regional Transp. Auth. Cook, Du Page, Kane, Lake, McHenry,
and Will Counties IL GO                           5.00%                 6/1/2007 (3)                   9,710               10,782


36

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
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE               MARKET
                                                                        MATURITY                      AMOUNT               VALUE*
                                                 COUPON                     DATE                       (000)                (000)
----------------------------------------------------------------------------------------------------------------------------------
Regional Transp. Auth. Cook, Du Page, Kane, Lake, McHenry,
and Will Counties IL GO                           5.25%                 6/1/2008 (3)                   9,855               11,133
                                                                                                                      ------------
                                                                                                                          333,765
                                                                                                                      ------------
Indiana (0.6%)
Indiana Office Building Comm. Fac. Rev.
(New Castle Correctional Fac.)                    5.25%                 7/1/2008 (3)                   3,040                3,430
Indiana Univ. Rev. (Student Fee)                  5.25%                 8/1/2004 (1)                   4,000                4,201
Indiana Univ. Rev. (Student Fee)                  5.25%                 8/1/2005 (1)                   1,345                1,457
Indiana Univ. Rev. (Student Fee)                  5.25%                 8/1/2007 (1)                   1,000                1,123
Indianapolis IN Airport Auth. Rev.                5.00%                 7/1/2004 (3)                   5,000                5,198
Rockport IN PCR (AEP Generating Co.) PUT          4.05%                7/13/2006 (2)                  21,000               22,374
                                                                                                                      ------------
                                                                                                                           37,783
                                                                                                                      ------------
Kansas (0.7%)
Kansas Dept. of Transp. Highway Rev.              7.25%                 3/1/2006                       5,820                6,710
Kansas Dept. of Transp. Highway Rev.              5.50%                 9/1/2006                       6,000                6,731
Kansas Dept. of Transp. Highway Rev. VRDO         1.32%                 5/7/2003                      22,300               22,300
Wichita KS Sales Tax Rev.                         5.00%                 4/1/2007                       2,610                2,891
                                                                                                                      ------------
                                                                                                                           38,632
                                                                                                                      ------------
Kentucky (2.4%)
Jefferson County KY GO                            0.00%                8/15/2004 (4)                   3,980                3,915
Jefferson County KY GO                            0.00%                8/15/2005 (4)                   4,780                4,606
Kentucky Property & Building Comm. Rev.           5.25%                 2/1/2005                       4,090                4,363
Kentucky Property & Building Comm. Rev.           5.50%                 8/1/2006 (4)                  10,520               11,768
Kentucky Property & Building Comm. Rev.           5.25%                 2/1/2007 (4)                   1,500                1,669
Kentucky Property & Building Comm. Rev.           5.25%                 8/1/2007 (4)                  13,000               14,619
Kentucky Property & Building Comm. Rev.           5.50%                 8/1/2007                       4,550                5,163
Kentucky Property & Building Comm. Rev.           5.50%                 8/1/2008                         210                  241
Kentucky Property & Building Comm. Rev.           5.50%                 8/1/2008 (ETM)                 7,290                8,364
Kentucky Property & Building Comm. Rev.           6.00%                10/1/2008                      10,000               11,747
Kentucky Turnpike Auth. Econ. Dev. Road Rev.
(Revitalization Project)                          6.50%                 7/1/2007 (2)                  18,000               21,075
Kentucky Turnpike Auth. Econ. Dev. Road Rev.
(Revitalization Project)                          5.50%                 7/1/2008 (2)                   5,060                5,789
Kentucky Turnpike Auth. Econ. Dev. Road Rev.
(Revitalization Project)                          5.75%                 7/1/2008 (4)                  26,760               30,938
Kentucky Turnpike Auth. Econ. Dev. Road Rev.
(Revitalization Project)                          5.50%                 7/1/2009 (2)                  15,000               17,238
                                                                                                                      ------------
                                                                                                                          141,495
                                                                                                                      ------------
Louisiana (1.3%)
Jefferson Parish LA Sales Tax Dist.
 Special Sales Tax Rev.                           5.50%                12/1/2004 (4)                   5,145                5,486
Jefferson Parish LA Sales Tax Dist.
 Special Sales Tax Rev.                           5.50%                12/1/2005 (4)                   3,790                4,172
Jefferson Parish LA School Board Sales & Tax Rev. 5.25%                 2/1/2005 (1)                   8,300                8,853
Jefferson Parish LA School Board Sales & Tax Rev. 5.25%                 2/1/2006 (1)                   8,740                9,579
Jefferson Parish LA School Board Sales & Tax Rev. 5.25%                 2/1/2007 (1)                   9,190               10,224
Louisiana GO                                      5.25%                 4/1/2006 (3)                   9,335               10,275
Louisiana Offshore Term Auth. Deep Water Port Auth.
(LOOP LLC Project) PUT                            4.00%                 9/1/2008                       5,000                5,166
Louisiana Public Fac. Auth. Hosp. Rev.
(Franciscan Missionaries)                         5.50%                 7/1/2005 (4)                   5,865                6,334
St. Charles Parish LA PCR (Entergy Inc.) PUT      5.35%                10/1/2003                      14,775               14,861
                                                                                                                      ------------
                                                                                                                           74,950
                                                                                                                      ------------
Maryland (1.7%)
Anne Arundel County MD GO                         5.00%                 3/1/2008                       7,375                8,242

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
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE               MARKET
                                                                        MATURITY                      AMOUNT               VALUE*
LIMITED-TERM TAX-EXEMPT FUND                     COUPON                     DATE                       (000)                (000)
----------------------------------------------------------------------------------------------------------------------------------
Maryland Dept. of Transp.                         5.25%                 2/1/2007                       9,000               10,033
Maryland GO                                       5.25%                 3/1/2007                      21,005               23,527
Maryland GO                                       5.25%                 2/1/2008                       5,000                5,648
Maryland GO                                       5.25%                 3/1/2008                      24,935               28,209
Washington Suburban Sanitation Dist. Maryland
General Construction GO                           5.25%                 6/1/2007                      10,000               11,255
Washington Suburban Sanitation Dist. Maryland
Water Supply GO                                   5.25%                 6/1/2009                      12,785               14,587
                                                                                                                      ------------
                                                                                                                          101,501
                                                                                                                      ------------
Massachusetts (4.8%)
Boston MA GO                                      5.00%                 2/1/2008 (1)                   5,000                5,576
Massachusetts Dev. Finance Agency Resource
Recovery Rev. (SEMASS System)                     5.25%                 1/1/2006 (1)                  15,170               16,330
Massachusetts Dev. Finance Agency Resource
Recovery Rev. (SEMASS System)                     5.25%                 1/1/2007 (1)                  15,070               16,409
Massachusetts Educ. Finance Auth. Educ. Loan Rev. 4.40%                12/1/2005 (1)                   1,955                2,078
Massachusetts Educ. Finance Auth. Educ. Loan Rev. 4.50%                12/1/2006 (1)                   2,370                2,561
Massachusetts Educ. Finance Auth. Educ. Loan Rev. 4.55%                12/1/2007 (1)                   3,185                3,458
Massachusetts GAN                                 5.75%                6/15/2007                       9,650               10,999
Massachusetts GAN                                 5.75%               12/15/2008                      16,210               18,907
Massachusetts GO                                  5.00%                 1/1/2005                       4,500                4,757
Massachusetts GO                                  5.00%                 2/1/2006                       7,820                8,487
Massachusetts GO                                  5.50%                 2/1/2007 (1)                  20,000               22,415
Massachusetts GO                                  5.25%                12/1/2007                      10,000               11,261
Massachusetts GO                                  5.50%                 2/1/2008 (1)                  10,000               11,336
Massachusetts GO                                  5.25%                 8/1/2008 (Prere.)              7,945                9,079
Massachusetts GO                                 5.375%                 8/1/2008                      10,000               11,333
Massachusetts GO                                  5.75%                10/1/2008                       6,710                7,753
Massachusetts GO VRDO                             1.50%                 5/7/2003                      21,800               21,800
Massachusetts GO VRDO                             1.50%                 5/7/2003                      10,000               10,000
Massachusetts Health & Educ. Fac. Auth. Rev.
(Caritas Christi Obligated Group)                 5.25%                 7/1/2004                       2,500                2,563
Massachusetts Health & Educ. Fac. Auth. Rev.
(Caritas Christi Obligated Group)                 5.25%                 7/1/2006                       3,000                3,072
Massachusetts Health & Educ. Fac. Auth. Rev.
(Caritas Christi Obligated Group)                 5.75%                 7/1/2006                       5,385                5,592
Massachusetts Health & Educ. Fac. Auth. Rev.
(Caritas Christi Obligated Group)                 5.75%                 7/1/2007                       5,785                6,019
Massachusetts Health & Educ. Fac. Auth. Rev.
(Harvard Univ.) VRDO                              1.20%                 5/7/2003                       1,000                1,000
Massachusetts Health & Educ. Fac. Auth. Rev.
(Univ. of Massachusetts) VRDO                     1.35%                 5/7/2003 LOC                   3,100                3,100
Massachusetts Muni. Wholesale Electric Co.
Power System Rev.                                 5.50%                 7/1/2008 (1)                  15,400               17,499
Massachusetts Muni. Wholesale Electric Co.
Power System Rev.                                 5.00%                 7/1/2009 (1)                  14,110               15,701
Massachusetts Special Obligation Rev.             7.50%                 6/1/2007 (3)                  16,425               19,778
Massachusetts Water Resources Auth. Rev. VRDO     1.35%                 5/7/2003 (3)                  12,700               12,700
Massachusetts Water Resources Auth. Rev. VRDO     1.35%                 5/7/2003 (3)                   3,300                3,300
                                                                                                                      ------------
                                                                                                                          284,863
                                                                                                                      ------------
Michigan (4.1%)
Greater Detroit MI Resource Recovery Auth.        5.50%               12/13/2003 (2)                  10,995               11,284
Greater Detroit MI Resource Recovery Auth.        5.50%               12/13/2003 (2)                   7,000                7,184

38
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
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
                                                                                                        FACE               MARKET
                                                                        MATURITY                      AMOUNT               VALUE*
                                                 COUPON                     DATE                       (000)                (000)
----------------------------------------------------------------------------------------------------------------------------------
Greater Detroit MI Resource Recovery Auth.        5.50%               12/13/2004 (2)                  12,990               13,828
Michigan Building Auth. Rev.                      5.25%               10/15/2003                      13,890               14,153
Michigan Building Auth. Rev.                      6.50%                10/1/2004                      14,500               15,565
Michigan Building Auth. Rev.                      5.25%               10/15/2004                      19,885               21,032
Michigan Building Auth. Rev.                      5.50%               10/15/2007                       3,855                4,395
Michigan Building Auth. Rev.                      5.50%               10/15/2007                       5,945                6,778
Michigan Building Auth. Rev.                      5.50%               10/15/2008                       6,790                7,825
Michigan Building Auth. Rev.                      5.50%               10/15/2008                       6,435                7,416
Michigan Comprehensive Transp. Rev.               5.00%                5/15/2008 (4)                   1,230                1,374
Michigan GO                                       5.25%                12/1/2005                       5,750                6,301
Michigan Hosp. Finance Auth. Rev.
(Genesys Regional Medical Center)                 5.25%                10/1/2003 (ETM)                 2,500                2,543
Michigan Hosp. Finance Auth. Rev.
(Genesys Regional Medical Center)                 5.50%                10/1/2005 (ETM)                 6,655                7,288
Michigan Muni. Bond Auth. Rev.
(Clean Water Revolving Fund)                      5.50%                10/1/2006 (ETM)                 7,575                8,516
Michigan Muni. Bond Auth. Rev.
(Clean Water Revolving Fund)                      5.25%                10/1/2007                      10,190               11,515
Michigan Muni. Bond Auth. Rev.
(Clean Water Revolving Fund)                      5.50%                10/1/2007 (ETM)                 9,405               10,718
Michigan Muni. Bond Auth. Rev.
(Clean Water Revolving Fund)                      5.25%                10/1/2008                      11,960               13,624
Michigan (New Center Dev. Inc.) COP              5.375%                 9/1/2003                       1,300                1,318
Michigan Public Power Agency Rev. (Belle River)   5.00%                 1/1/2007 (1)                   6,000                6,611
Michigan Strategic Fund Fac. Rev.
(Waste Management Inc.) PUT                       4.20%                 8/1/2004                      10,000               10,152
Michigan Trunk Line Rev.                          5.00%                10/1/2006 (4)                   1,000                1,107
Michigan Trunk Line Rev.                         5.00%                 10/1/2007 (4)                   1,000                1,118
Univ. of Michigan Hosp. Rev.
 (Medical Service Plan) VRDO                      1.40%                 5/1/2003                      10,605               10,605
Univ. of Michigan Hosp. Rev.
 (Medical Service Plan) VRDO                      1.40%                 5/1/2003                       6,000                6,000
Univ. of Michigan Hosp. Rev. VRDO                 1.40%                 5/1/2003                      14,400               14,400
Univ. of Michigan Hosp. Rev. VRDO                 1.40%                 5/1/2003                       4,100                4,100
Univ. of Michigan Univ. Rev.                      5.00%                 4/1/2008                       2,705                3,017
Wayne Charter County MI Airport Rev.              5.25%                12/1/2006 (1)                   6,620                7,313
Wayne Charter County MI Airport Rev.
(Detroit Metro. Wayne County)                     5.25%                12/1/2008 (3)                   7,065                7,876
                                                                                                                      ------------
                                                                                                                          244,956
                                                                                                                      ------------
Minnesota (1.2%)
Minneapolis MN Community Dev. Agency
 Tax Increment Rev.                               0.00%                 9/1/2003 (1)                   5,875                5,853
Minnesota GO                                      6.00%                 8/1/2004                       5,000                5,302
Minnesota GO                                      5.00%                 8/1/2005                      26,000               28,094
Minnesota GO                                      6.00%                 8/1/2005                       8,255                9,100
Minnesota GO                                      5.50%                 6/1/2006                       8,730                9,747
Minnesota Public Fac. Water PCR                   5.50%                 3/1/2009                       4,500                5,161
Southern MN Muni. Power Agency Power
Supply System Rev.                                5.00%                 1/1/2009 (2)                   5,000                5,581
                                                                                                                      ------------
                                                                                                                           68,838
                                                                                                                      ------------
Mississippi (0.5%)
Mississippi GO                                    7.00%                 5/1/2004                       4,555                4,819
Mississippi GO                                    5.00%                10/1/2006                      10,160               11,248
Mississippi GO                                    5.75%                11/1/2007                       5,000                5,755
Mississippi Home Corp. Single Family Rev.         5.10%                12/1/2022                       5,645                5,939
                                                                                                                      ------------
                                                                                                                           27,761
                                                                                                                      ------------

39

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
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE               MARKET
                                                                        MATURITY                      AMOUNT               VALUE*
LIMITED-TERM TAX-EXEMPT FUND                     COUPON                     DATE                       (000)                (000)
----------------------------------------------------------------------------------------------------------------------------------
Missouri (0.5%)
Curators Univ. of Missouri System Fac. Rev. VRDO  1.35%                 5/1/2003                       4,700                4,700
Missouri Health & Educ. Fac. Auth. Rev.
 (SSM Health Care)                                5.25%                 6/1/2006                      10,230               11,152
Missouri Water Pollution Control GO               5.00%                10/1/2008                      11,350               12,835
                                                                                                                      ------------
                                                                                                                           28,687
                                                                                                                      ------------
Nevada (2.7%)
Clark County NV GO                                5.00%                11/1/2004                       6,570                6,933
Clark County NV Passenger Fac. Rev.
(Las Vegas McCarran International Airport)        6.25%                 7/1/2005 (1)                   4,310                4,705
Clark County NV School Dist. GO                   6.00%                6/15/2003 (3)                   4,830                4,859
Clark County NV School Dist. GO                   5.00%                6/15/2005 (1)                  13,330               14,321
Clark County NV School Dist. GO                   5.00%                6/15/2007 (1)                  13,475               14,974
Clark County NV School Dist. GO                   5.25%                6/15/2007 (4)                  12,335               13,828
Clark County NV School Dist. GO                   5.00%                 6/1/2008 (3)                  30,735               34,356
Clark County NV School Dist. GO                   5.00%                6/15/2008 (1)                   6,000                6,712
Clark County NV School Dist. GO                   5.50%                6/15/2008 (4)                  33,555               38,337
Clark County NV School Dist. GO                   4.00%                 6/1/2009 (3)                  16,265               17,302
Nevada GO                                         5.00%                 7/1/2004                       5,030                5,253
                                                                                                                      ------------
                                                                                                                          161,580
                                                                                                                      ------------
New Hampshire (1.2%)
New Hampshire Business Finance Auth. PCR
(United Illuminating) PUT                         4.55%                 2/1/2004                      36,000               36,478
New Hampshire Business Finance Auth. PCR
(United Illuminating) PUT                         3.25%                12/3/2007 (2)                   6,950                7,072
New Hampshire GO                                  5.00%                11/1/2008                       6,000                6,763
New Hampshire Health & Educ. Fac. Auth. Rev.
(Dartmouth College) VRDO                          1.30%                 5/7/2003                      21,875               21,875
                                                                                                                      ------------
                                                                                                                           72,188
                                                                                                                      ------------
New Jersey (3.1%)
New Jersey Econ. Dev. Auth. Rev.
(Waste Management New Jersey Inc. Project) PUT    4.00%               10/31/2004                       5,000                5,080
New Jersey Environmental Infrastructure Trust     5.50%                 9/1/2007                       5,960                6,774
New Jersey Environmental Infrastructure Trust     5.50%                 9/1/2008                       6,280                7,201
New Jersey GO                                     5.00%                 2/1/2007                       4,500                4,963
New Jersey GO                                     5.00%                7/15/2007                      10,000               11,130
New Jersey Transit Corp. Capital GAN              5.75%                 2/1/2007 (2)                  15,000               16,948
New Jersey Transp. Corp. COP                      5.50%                9/15/2008 (2)                  25,000               28,632
New Jersey Transp. Trust Fund Auth. Rev.          6.00%                6/15/2003 (2)                   5,000                5,030
New Jersey Transp. Trust Fund Auth. Rev.          6.00%                6/15/2005 (2)                  10,000               10,954
New Jersey Transp. Trust Fund Auth. Rev.          5.00%               12/15/2006                      26,000               28,882
New Jersey Transp. Trust Fund Auth. Rev.          5.50%                6/15/2007 (ETM)                10,000               11,328
New Jersey Transp. Trust Fund Auth. Rev.          6.00%                6/15/2007 (2)(Prere.)          15,000               17,568
New Jersey Transp. Trust Fund Auth. Rev.         5.375%               12/15/2007 (4)                  25,530               28,960
Passaic Valley NJ Sewer System Rev.               5.70%                12/1/2003 (2)(ETM)              2,475                2,542
                                                                                                                      ------------
                                                                                                                          185,992
                                                                                                                      ------------
New Mexico (1.0%)
Albuquerque NM Water & Sewer System Rev.          5.00%                 7/1/2004                       4,500                4,701
New Mexico Educ. Assistance Funding
 Student Loan Rev.                                6.60%                 3/1/2005                       4,885                5,070
New Mexico GO                                     5.00%                 3/1/2007                      12,130               13,426
New Mexico GO                                     5.00%                 9/1/2007                       9,515               10,636
New Mexico GO                                     5.00%                 9/1/2008                       5,000                5,629
New Mexico Highway Comm. Tax Rev.                 5.00%                6/15/2005                       4,740                5,096

40

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
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
                                                                                                        FACE               MARKET
                                                                        MATURITY                      AMOUNT               VALUE*
                                                 COUPON                     DATE                       (000)                (000)
----------------------------------------------------------------------------------------------------------------------------------
New Mexico Highway Comm. Tax Rev.                 5.00%                6/15/2005 (2)                   3,000                3,226
New Mexico Highway Comm. Tax Rev.                 5.00%                6/15/2007 (2)                   2,500                2,783
New Mexico Highway Comm. Tax Rev.                 5.25%                6/15/2007                       7,540                8,462
                                                                                                                      ------------
                                                                                                                           59,029
                                                                                                                      ------------
New York (8.1%)
Long Island NY Power Auth. Electric System Rev.   5.00%                 6/1/2006                      10,000               10,759
Muni. Assistance Corp. for New York City NY       5.75%                 7/1/2003                       6,020                6,067
Muni. Assistance Corp. for New York City NY       6.00%                 7/1/2004                       9,500               10,034
Muni. Assistance Corp. for New York City NY       6.00%                 7/1/2005                      10,370               11,390
Muni. Assistance Corp. for New York City NY       6.00%                 7/1/2007                       9,700               11,173
New York City NY GO                               8.00%                 8/1/2003                       7,500                7,620
New York City NY GO                               7.50%                 2/1/2004                       5,250                5,364
New York City NY GO                               5.25%                 8/1/2008                      16,450               18,047
New York City NY GO                               5.25%                 8/1/2008                       7,670                8,415
New York City NY GO                               5.25%                 8/1/2008 (3)                  10,000               11,253
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.                         5.00%                6/15/2005                      25,000               26,847
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.                         5.25%                6/15/2006                      30,000               33,125
New York City NY Transitional
 Finance Auth. Rev. VRDO                          1.30%                 5/1/2003                      15,200               15,200
New York City NY Transitional
 Finance Auth. Rev. VRDO                          1.40%                 5/1/2003                      13,800               13,800
New York State Dormitory Auth. Rev.
 (Brookdale Hosp.)                                5.50%                2/15/2004                       6,040                6,238
New York State Dormitory Auth. Rev.
 (Presbyterian Hosp.)                             5.50%                2/15/2004 (2)                   4,500                4,652
New York State Dormitory Auth. Rev.
 (State Univ.)                                    5.25%                5/15/2003                       6,255                6,265
New York State Dormitory Auth. Rev.
 (State Univ.)                                    5.50%                5/15/2003                       5,300                5,309
New York State Energy Research & Dev. Auth. PCR
(Central Hudson Gas & Electric Corp.) PUT         4.20%                12/1/2003 (2)                   7,390                7,509
New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)          5.00%                6/15/2004                         570                  595
New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)          5.00%                6/15/2004 (ETM)                 3,430                3,580
New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)          5.00%                6/15/2008                       9,415               10,560
New York State Environmental Fac. PCR             5.50%                6/15/2003 (1)                   3,000                3,016
New York State Housing Finance Agency Rev.
(Nursing Home & Health Care)                      4.40%                11/1/2004 (1)                   8,280                8,658
New York State Power Auth. Rev.                   5.50%               11/15/2007                      13,565               15,463
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)                     6.00%                 4/1/2004 (1)                  11,195               11,694
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)                     6.25%                 4/1/2004 (1)                  10,185               10,660
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)                     5.25%                 4/1/2007 (1)                   4,000                4,459
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)                     5.25%                 4/1/2008 (1)                   3,730                4,198
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)                     5.25%                 4/1/2008 (2)                  13,220               14,880
New York State Thruway Auth. Rev.
 (Service Contract)                               5.00%                 4/1/2007                      21,370               23,605
New York State Thruway Auth. Rev.
 (Service Contract)                               5.00%                 4/1/2008                      20,480               22,786
New York State Urban Dev. Corp. Rev.
(Community Enhancement Fac.)                      5.00%                 4/1/2004                       8,570                8,862
New York State Urban Dev. Corp. Rev.
(Correctional & Youth Fac.)                       5.00%                 1/1/2006                       5,000                5,388

41
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
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE               MARKET
                                                                        MATURITY                      AMOUNT               VALUE*
LIMITED-TERM TAX-EXEMPT FUND                     COUPON                     DATE                       (000)                (000)
----------------------------------------------------------------------------------------------------------------------------------
New York State Urban Dev. Corp. Rev.
(Correctional & Youth Fac.)                       5.00%                 1/1/2007                      14,865               16,236
New York State Urban Dev. Corp. Rev.
 (Personal Income Tax)                            5.00%               12/15/2006                      10,000               11,096
Port Auth. of New York & New Jersey Rev.         3.625%                4/15/2004                      40,000               40,953
Suffolk County NY Water Auth. Rev.                5.25%                 6/1/2004 (2)(Prere.)          10,000               10,449
Triborough Bridge & Tunnel Auth. New York Rev.    5.00%               11/15/2005                      10,000               10,866
Triborough Bridge & Tunnel Auth. New York Rev.    5.25%               11/15/2008                      14,000               15,903
Triborough Bridge & Tunnel Auth.
 New York Rev. VRDO                               1.35%                 5/7/2003 (4)                   9,600                9,600
                                                                                                                      ------------
                                                                                                                          482,574
                                                                                                                      ------------
North Carolina (1.2%)
Mecklenburg County NC GO                          4.00%                 2/1/2009                      10,500               11,180
North Carolina Eastern Muni. Power Agency Rev.    5.50%                 1/1/2010                       5,400                5,850
North Carolina Eastern Muni. Power Agency Rev.    5.50%                 1/1/2011                       8,000                8,632
North Carolina GO                                 5.00%                 3/1/2008                       5,000                5,590
North Carolina Muni. Power Agency Rev.            5.00%                 1/1/2005                       3,000                3,147
North Carolina Muni. Power Agency Rev.            8.00%                 1/1/2006 (2)                  18,000               20,906
Wake County NC Public Improvement GO              4.50%                 3/1/2007                       8,500                9,270
Wake County NC Public Improvement GO              5.00%                 4/1/2007                       8,000                8,884
                                                                                                                      ------------
                                                                                                                           73,459
                                                                                                                      ------------
Ohio (3.9%)
Cleveland OH Airport System Rev.                  5.50%                 1/1/2008 (4)                   8,070                8,980
Cleveland OH Airport System Rev. VRDO             1.35%                 5/7/2003 (4)                   3,600                3,600
Lorain County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners)                    5.00%                10/1/2006                       5,000                5,428
Lorain County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners)                    5.25%                10/1/2007                       5,000                5,515
Lorain County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners)                    5.25%                10/1/2008                       6,945                7,681
Ohio Air Quality Dev. Auth. (Ohio Edison) PUT     3.25%                 2/1/2008 (2)                   5,000                5,107
Ohio Air Quality Dev. Auth. PCR
 (Cleveland Electric) PUT                         4.60%                10/1/2003                       4,500                4,527
Ohio GO                                           5.75%                6/15/2005                       5,810                6,340
Ohio GO                                           0.00%                 9/1/2007                       5,000                4,476
Ohio GO                                           5.00%                3/15/2008                       3,000                3,349
Ohio GO                                           5.00%                 8/1/2008                      14,800               16,631
Ohio Higher Educ. Capital Fac. Rev.               5.75%                 5/1/2007                       6,930                7,891
Ohio Higher Educ. Capital Fac. Rev.               5.50%                12/1/2007                      24,500               28,005
Ohio Higher Educ. Capital Fac. Rev.               5.50%                12/1/2008                      18,440               21,297
Ohio Highway Capital Improvements Rev.            5.50%                 5/1/2006                      22,500               25,023
Ohio Highway Capital Improvements Rev.            5.00%                 5/1/2007                       5,000                5,557
Ohio Housing Finance Agency Mortgage Rev.        5.625%                 3/1/2032                       4,455                4,804
Ohio Infrastructure Improvement GO                5.25%                 8/1/2006                       3,995                4,442
Ohio State Univ. General Receipts Rev. VRDO       1.36%                 5/7/2003                       4,800                4,800
Ohio Turnpike Comm. Turnpike Rev.                 5.75%                2/15/2004 (Prere.)             14,250               15,054
Ohio Water Dev. Auth. PCR (Cleveland Electric) PUT4.60%                10/1/2003                      12,255               12,326
Ohio Water Dev. Auth. PCR (Cleveland Electric) PUT5.58%                6/15/2004                      21,700               22,089
Ohio Water Dev. Auth. PCR (Ohio Edison Co.) VRDO  1.30%                 5/1/2003 LOC                   2,500                2,500
Ohio Water Dev. Auth. Water PCR                   5.25%                12/1/2009                       3,625                4,145
                                                                                                                      ------------
                                                                                                                          229,567
                                                                                                                      ------------
Oklahoma (1.0%)
Grand River Dam Auth. Oklahoma Rev.               5.75%                 6/1/2006 (4)                  18,250               20,467
Oklahoma County OK GO                             5.00%                 2/1/2007 (3)                   5,700                6,300
Tulsa County OK Ind. Auth. Rev.                   5.00%                 1/1/2006 (2)                   6,450                7,015
Tulsa County OK Ind. Auth. Rev.                   5.00%                 7/1/2006 (2)                   6,450                7,106

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
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
                                                                                                        FACE               MARKET
                                                                        MATURITY                      AMOUNT               VALUE*
                                                 COUPON                     DATE                       (000)                (000)
----------------------------------------------------------------------------------------------------------------------------------
Tulsa County OK Ind. Auth. Rev.                   5.00%                 1/1/2007 (2)                   6,450                7,119
Tulsa OK Muni. Airport Transp. Rev.
 (American Airlines) PUT                          5.80%                12/1/2004                      15,000                8,791
                                                                                                                      ------------
                                                                                                                           56,798
                                                                                                                      ------------
Oregon (0.6%)
Clackamas County OR Hosp. Fac. Auth. Rev.
(Legacy Health System)                            5.50%                 5/1/2005                       7,000                7,487
Clackamas County OR Hosp. Fac. Auth. Rev.
(Legacy Health System)                            5.50%                 5/1/2007                       6,000                6,631
Oregon GO VRDO                                    1.25%                 5/7/2003                       1,418                1,418
Oregon State Dept. Administrative Services        5.00%                 9/1/2007 (4)                  10,900               12,184
Port Auth. of Portland OR Airport Rev.
(Portland International Airport)                  5.00%                 7/1/2003 (3)                   5,035                5,067
                                                                                                                      ------------
                                                                                                                           32,787
                                                                                                                      ------------
Pennsylvania (2.9%)
Beaver County PA IDA PCR (Ohio Edison) PUT        4.65%                 6/1/2004                      10,000               10,114
Beaver County PA IDA PCR (Toledo Edison) PUT      4.85%                 6/1/2004                       3,000                3,034
Berks County PA IDA (Lutheran Health Care) VRDO   1.35%                 5/7/2003 (2)                   9,600                9,600
Delaware County PA IDA PCR (PECO Energy Co.) PUT  5.20%                10/1/2004                      11,000               11,442
Delaware River Joint Toll Bridge Comm.
Pennsylvania & New Jersey Rev.                    5.00%                 7/1/2008                       4,365                4,824
Geisinger Health System Auth. of Pennsylvania Rev.
(Penn State Geisinger Health System) VRDO         1.28%                 5/1/2003                       3,000                3,000
Pennsylvania GO                                   5.25%               10/15/2004                      13,850               14,651
Pennsylvania GO                                   5.00%                 2/1/2007                       7,260                8,017
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Carnegie Mellon Univ.) VRDO                      1.35%                 5/1/2003                       3,500                3,500
Pennsylvania Intergovernmental
 Cooperation Auth. Rev.                           5.00%                6/15/2003 (3)                   5,000                5,024
Pennsylvania State Univ. Rev.                     5.00%                 3/1/2008                       8,025                8,941
Philadelphia PA GO                               5.125%                5/15/2003 (3)                   8,000                8,013
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
(Children's Hosp. of Philadelphia) PUT            5.00%                 7/1/2007 (1)                  18,250               20,262
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
(Children's Hosp. of Philadelphia) VRDO           1.35%                 5/1/2003                       1,300                1,300
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
(Children's Hosp. of Philadelphia) VRDO           1.35%                 5/1/2003 (1)                   2,600                2,600
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
(Jefferson Health System)                         5.50%                5/15/2003 (2)                   1,425                1,428
Philadelphia PA IDA Rev.
 (Philadelphia Airport System)                    6.00%                6/15/2005 (3)                   4,835                5,247
Philadelphia PA IDA Rev.
 (Philadelphia Airport System)                    5.50%                 7/1/2005 (3)                   3,775                4,067
Philadelphia PA IDA Rev.
 (Philadelphia Airport System)                    5.00%                 7/1/2006 (3)                   3,700                4,021
Philadelphia PA IDA Rev.
 (Philadelphia Airport System)                    5.25%                 7/1/2007 (3)                   3,905                4,326
Philadelphia PA IDA Rev.
 (Philadelphia Airport System)                    5.25%                 7/1/2009 (3)                   4,085                4,536
Philadelphia PA School Dist. GO                   5.25%                 3/1/2004 (1)                   9,150                9,467
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania,
Pooled Capital Asset Financial Program) VRDO      1.40%                 5/7/2003 (2)                   5,000                5,000
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania,
Pooled Capital Asset Financial Program) VRDO      1.40%                 5/7/2003 (2)                  12,800               12,800
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania,
Pooled Capital Asset Financial Program) VRDO      1.40%                 5/7/2003 (2)                     800                  800
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania,
Pooled Capital Asset Financial Program) VRDO      1.40%                 5/7/2003 (2)                   3,200                3,200
                                                                                                                      ------------
                                                                                                                          169,214
                                                                                                                      ------------



43
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
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE               MARKET
                                                                        MATURITY                      AMOUNT               VALUE*
LIMITED-TERM TAX-EXEMPT FUND                     COUPON                     DATE                       (000)                (000)
----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico (0.3%)
Puerto Rico Highway & Transp. Auth. Rev.          5.00%                 7/1/2007                      15,000               16,370
Rhode Island (0.8%)
Rhode Island GO                                   6.00%                 8/1/2003 (1)                   9,665                9,784
Rhode Island GO 6.00% 8/1/2004 (1) 11,345 12,023
Rhode Island Housing & Mortgage Finance Corp. Rev.5.00%                10/1/2003                      15,000               15,194
Rhode Island Housing & Mortgage Finance Corp. Rev.3.75%                8/11/2005                      10,250               10,734
                                                                                                                      ------------
                                                                                                                           47,735
                                                                                                                      ------------
South Carolina (0.8%)
South Carolina GO                                 5.10%                 2/1/2004                       3,940                4,019
South Carolina GO                                 5.75%                 1/1/2006                       5,000                5,541
South Carolina GO                                 5.50%                 4/1/2008                      14,515               16,584
South Carolina Jobs Econ. Dev. Auth. Hosp.
Improvement Rev. (Palmetto Health Alliance)       7.00%               12/15/2004                       3,245                3,392
South Carolina Jobs Econ. Dev. Auth. Hosp.
Improvement Rev. (Palmetto Health Alliance)       7.00%               12/15/2005                       3,500                3,716
South Carolina Jobs Econ. Dev. Auth. Hosp.
Improvement Rev. (Palmetto Health Alliance)       6.70%               12/15/2006                       2,640                2,809
South Carolina Jobs Econ. Dev. Auth. Hosp.
Improvement Rev. (Palmetto Health Alliance)       7.00%               12/15/2007                       5,265                5,694
South Carolina Public Service Auth. Rev.          5.00%                 1/1/2007                       5,000                5,491
                                                                                                                      ------------
                                                                                                                           47,246
                                                                                                                      ------------
South Dakota (0.3%)
South Dakota Health & Educ. Fac. Auth. Rev.
(Sioux Valley Hosp. & Health System) PUT          4.85%                 5/1/2006                      15,000               15,868
Tennessee (1.1%)
Johnson City TN Health & Educ. Rev.
(Johnson City Medical Center)                     5.00%                 7/1/2005 (1)(ETM)              4,265                4,571
Metro. Govt. of Nashville & Davidson County TN GO 5.25%               10/15/2006                      10,000               11,171
Metro. Govt. of Nashville & Davidson County TN GO 5.25%               10/15/2007                      20,470               23,132
Metro. Govt. of Nashville & Davidson County TN GO 5.00%               10/15/2008                       5,000                5,635
Metro. Govt. of Nashville & Davidson County TN
Health & Educ. Fac. (Vanderbilt Univ.) VRDO       1.32%                 5/1/2003                      16,800               16,800
Metro. Govt. of Nashville & Davidson County TN IDR
(Waste Management Team) PUT                       4.10%                 8/1/2004                       3,500                3,551
                                                                                                                      ------------
                                                                                                                           64,860
                                                                                                                      ------------
Texas (13.1%)
Abilene TX Waterworks & Sewer Systems GO          2.80%                2/15/2006                       2,500                2,502
Abilene TX Waterworks & Sewer Systems GO          3.10%                2/15/2007                       2,500                2,503
Abilene TX Waterworks & Sewer Systems GO          3.41%                2/15/2008                       2,500                2,504
Austin TX Combined Util. System Rev.              5.60%                5/15/2005 (1)(Prere.)          15,000               16,266
Austin TX Combined Util. System Rev.             5.375%               11/15/2005                       6,495                6,642
Austin TX Independent School Dist. GO            5.625%                 8/1/2006 (Prere.)              4,010                4,508
Austin TX Public Improvement GO                   5.25%                 9/1/2005                      10,000               10,866
Austin TX Water & Wastewater System Rev.          5.25%               11/15/2005 (2)                  10,000               10,929
Board of Regents of the Univ. of Texas System Rev.
Financing System                                  5.00%                8/15/2007                       5,000                5,576
Brazos River Auth. Texas PCR
 (Texas Util. Electric Co.) PUT                   4.95%                 4/1/2004                       7,000                6,992
Brazos River Auth. Texas PCR
 (Texas Util. Electric Co.) PUT                   5.40%                 5/1/2006                      20,000               19,956
Brazos River Auth. Texas PCR
 (Texas Util. Electric Co.) PUT                   5.75%                11/1/2011                       7,185                7,059

44

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
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE               MARKET
                                                                        MATURITY                      AMOUNT               VALUE*
                                                 COUPON                     DATE                       (000)                (000)
----------------------------------------------------------------------------------------------------------------------------------
Brazos River TX Harbor Navigation Dist. Brazoria County
Environmental (Dow Chemical Co. Project) PUT      4.75%                5/15/2007                      11,050               11,336
Brazos River TX Harbor Navigation Dist. Brazoria County
Environmental (Dow Chemical Co. Project) PUT      5.20%                5/15/2008                       9,000                9,314
Central Texas Higher Educ. Auth.                  5.50%                12/1/2005                       5,000                5,365
Colorado River TX Muni. Water Dist. Water Rev.    5.00%                 1/1/2006 (2)                   1,750                1,901
Colorado River TX Muni. Water Dist. Water Rev.    5.00%                 1/1/2007 (2)                   2,500                2,749
Colorado River TX Muni. Water Dist. Water Rev.    5.00%                 1/1/2008 (2)                   2,975                3,295
Cypress-Fairbanks TX Independent School Dist.
Unlimited Tax Schoolhouse PUT                     4.50%                8/15/2006                      10,000               10,794
Cypress-Fairbanks TX Independent School Dist.
Unlimited Tax Schoolhouse PUT                     5.00%                8/15/2007                      12,750               14,020
Dallas-Fort Worth TX International Airport Rev.   5.50%                11/1/2006 (3)                   2,150                2,391
Dallas-Fort Worth TX International Airport Rev.   5.50%                11/1/2007 (3)                   3,000                3,372
Dallas-Fort Worth TX Regional Airport Rev.        7.80%                11/1/2004 (3)                   4,655                5,041
El Paso County TX Hosp. Dist. GO                  0.00%                8/15/2003 (1)                   2,260                2,252
El Paso TX GO                                     5.50%                8/15/2007 (4)                   6,860                7,773
El Paso TX GO                                     5.50%                8/15/2008 (4)                   2,465                2,819
Fort Worth TX GO                                  5.00%                 3/1/2006                       1,250                1,364
Fort Worth TX GO                                  5.00%                 3/1/2007                       2,500                2,763
Gulf Coast TX Waste Disposal Auth. PCR
(Amoco Oil Co.) VRDO                              1.40%                 5/1/2003                       1,500                1,500
Gulf Coast TX Waste Disposal Auth. PCR
(Amoco Oil Co.) VRDO                              1.40%                 5/1/2003                       4,500                4,500
Harris County TX GO                              6.125%                8/15/2004 (Prere.)              6,375                6,906
Harris County TX GO                               0.00%                8/15/2007 (3)                   5,000                4,485
Harris County TX GO VRDO                          1.35%                 5/7/2003                      12,600               12,600
Harris County TX Health Fac. Dev. Corp. Rev.
(Christus Health)                                 5.00%                 7/1/2003                      12,250               12,315
Harris County TX Health Fac. Dev. Corp. Rev.
(Methodist Hosp.) VRDO                            1.35%                 5/1/2003                      69,200               69,200
Harris County TX Health Fac. Dev. Corp. Rev.
(St. Luke's Episcopal Hosp.)                      5.25%                2/15/2007                       3,000                3,289
Harris County TX Health Fac. Dev. Corp. Rev.
(St. Luke's Episcopal Hosp.)                      5.25%                2/15/2008                       2,500                2,755
Harris County TX Health Fac. Dev. Corp. Rev.
(St. Luke's Episcopal Hosp.) VRDO                 1.35%                 5/1/2003                       9,330                9,330
Harris County TX Health Fac. Dev. Corp. Rev.
(Texas Medical Center) VRDO                       1.35%                 5/1/2003 (1)                  11,700               11,700
Harris County TX Health Fac. Dev. Corp. Rev.
(Young Men's Christian Assoc. of Greater Houston)
 VRDO                                             1.35%                 5/1/2003 LOC                   8,900                8,900
Harris County TX IDA (Shell Oil Co.) VRDO         1.40%                 5/1/2003                       6,300                6,300
Houston TX Airport System Rev.                    6.00%                 7/1/2008 (4)                   6,385                7,286
Houston TX GO                                     5.00%                 3/1/2004                      16,000               16,514
Houston TX GO                                     5.50%                 3/1/2004                       8,620                8,933
Houston TX GO                                     5.00%                 3/1/2005 (1)                   4,500                4,792
Houston TX GO                                     5.30%                 4/1/2005 (Prere.)              6,055                6,504
Houston TX GO                                     5.00%                 3/1/2006 (1)                  10,000               10,906
Houston TX Independent School Dist. GO            0.00%                2/15/2006                       4,000                3,783
Houston TX Water & Sewer System Rev.              6.20%                12/1/2005 (1)(Prere.)           9,075               10,147
Houston TX Water & Sewer System Rev.              0.00%                12/1/2006 (2)                   5,000                4,628
Houston TX Water & Sewer System Rev.              5.50%                12/1/2007 (4)                  12,500               14,259

45
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
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE               MARKET
                                                                        MATURITY                      AMOUNT               VALUE*
LIMITED-TERM TAX-EXEMPT FUND                     COUPON                     DATE                       (000)                (000)
----------------------------------------------------------------------------------------------------------------------------------
Lewisville TX Independent School Dist.            6.55%                8/15/2003 (ETM)                 5,000                5,079
Lower Colorado River Auth. TX Rev.                0.00%                 1/1/2004 (1)(ETM)              3,000                2,977
Lower Colorado River Auth. TX Rev.                6.00%                5/15/2007 (4)                   3,000                3,434
Lubbock TX Health Fac. Dev. Corp. Rev.
(St. Joseph's Health System)                      5.00%                 7/1/2003                       6,505                6,543
Lubbock TX Health Fac. Dev. Corp. Rev.
(St. Joseph's Health System)                      5.00%                 7/1/2004                       5,940                6,175
Lubbock TX Health Fac. Dev. Corp. Rev.
(St. Joseph's Health System)                      5.00%                 7/1/2005 (4)                   7,610                8,142
Matagorda County TX Navigation Dist. PCR
(Central Power & Light) PUT                       4.55%                11/1/2006                      38,970               38,924
North East TX Independent School Dist. GO         6.50%                10/1/2005                       4,075                4,556
North East TX Independent School Dist. GO         6.50%                10/1/2006                       4,350                5,023
Plano TX GO                                       5.00%                 9/1/2005                       5,975                6,457
Plano TX GO                                       5.25%                 9/1/2006                       5,030                5,597
San Antonio TX Electric & Gas Rev.                5.00%                 2/1/2008                      14,000               15,526
San Antonio TX Electric & Gas Rev.                5.25%                 2/1/2008                       1,045                1,170
San Antonio TX Electric & Gas Rev.                5.00%                 2/1/2009                       7,400                8,224
San Antonio TX GO                                 5.00%                 2/1/2007                       4,545                5,014
San Antonio TX GO                                 5.00%                 2/1/2008                       1,815                2,018
San Antonio TX Independent School Dist. GO        6.00%                8/15/2004                       4,165                4,419
Southwest Texas Higher Educ. Auth. Inc.
(Southern Methodist Univ.) VRDO                   1.35%                 5/1/2003 LOC                  14,500               14,500
Spring Branch TX Independent School Dist. GO      0.00%                 2/1/2005                       5,725                5,567
Spring Branch TX Independent School Dist. GO      0.00%                 2/1/2006                       5,710                5,405
Texas A & M Univ. Rev. Financing System           6.00%                5/15/2004                       7,665                8,048
Texas A & M Univ. Rev. Financing System           5.00%                5/15/2007                       4,925                5,466
Texas Dept. of Housing and Community
Affairs Single Mortgage Rev.                      5.35%                 3/1/2033 (1)                  10,785               11,719
Texas GO Public Finance Auth.                     5.00%                 8/1/2004                       4,735                4,780
Texas GO Public Finance Auth.                     5.00%                 8/1/2005                       3,405                3,437
Texas GO Public Finance Auth.                     5.00%                10/1/2005                      22,500               24,375
Texas GO Public Finance Auth.                     5.50%                10/1/2006                       4,000                4,494
Texas GO Public Finance Auth.                     5.25%                10/1/2007                      15,240               17,194
Texas Muni. Power Agency Rev.                     5.80%                 9/1/2003 (1)                   6,750                6,855
Texas Muni. Power Agency Rev.                     5.25%                 9/1/2004 (1)                   5,300                5,424
Texas Public Building Auth. Building
 Rev. Capital Appreciation                        0.00%                 8/1/2007 (1)(ETM)             10,000                9,028
Texas TOB VRDO                                    1.35%                 5/7/2003 *                    25,000               25,000
Texas Turnpike Auth. Central Texas
 Turnpike System Rev.                             5.00%                 6/1/2007                       7,675                8,493
Texas Turnpike Auth. Central Texas
 Turnpike System Rev.                             5.00%                 6/1/2008                      36,300               40,394
Trinity River Auth. Texas Regional
 Wastewater Rev.                                  5.00%                 8/1/2005 (1)                   7,265                7,843
West Side Calhoun County TX Dev.
 (British Petroleum) VRDO                         1.35%                 5/1/2003                      14,000               14,000
                                                                                                                      ------------
                                                                                                                          775,684
                                                                                                                      ------------
Utah (0.7%)
Intermountain Power Agency Utah Power Supply Rev. 5.00%                 7/1/2007 (4)                   5,000                5,559
Salt Lake County UT GO                            5.50%               12/15/2007                       5,870                6,724
Utah County UT Hospital Rev.
(Intermountain Health Care Health Services)       5.00%                5/15/2005                       2,000                2,125
Utah County UT Hospital Rev.
(Intermountain Health Care Health Services)       5.00%                5/15/2006                       2,000                2,165
Utah GO                                           5.50%                 7/1/2003                      18,475               18,612
Utah GO                                           5.50%                 7/1/2003 (ETM)                 1,525                1,536

46

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
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE               MARKET
                                                                        MATURITY                      AMOUNT               VALUE*
                                                 COUPON                     DATE                       (000)                (000)
----------------------------------------------------------------------------------------------------------------------------------
Utah Muni. Finance Coop. Local Govt. Rev.         0.00%                 3/1/2011 (4)                   6,000                4,425
                                                                                                                      ------------
                                                                                                                           41,146
                                                                                                                      ------------
Virginia (2.3%)
Loudoun County VA GO                              5.25%                11/1/2008                       4,410                5,038
Loudoun County VA IDA Rev.
(Howard Hughes Medical Institute) VRDO            1.35%                 5/1/2003                      12,800               12,800
Metro. Washington Airports Auth.
 Airport System Rev.                              5.50%                10/1/2006                       4,745                5,222
Metro. Washington Airports Auth.
 Airport System Rev.                              5.50%                10/1/2010 (1)                   6,145                6,874
Virginia College Building Auth. Educ. Fac. Rev.   4.75%                 2/1/2004                      11,660               11,981
Virginia College Building Auth. Educ. Fac. Rev.   5.00%                 2/1/2005                       7,345                7,809
Virginia Commonwealth Transp. Board
 Federal Highway Rev.                             5.50%                10/1/2006                      18,500               20,819
Virginia Commonwealth Transp. Board
 Federal Highway Rev.                             5.75%                10/1/2007                       8,150                9,380
Virginia Commonwealth Transp. Board
 Federal Highway Rev.                             5.00%                10/1/2008                      15,160               17,102
Virginia Commonwealth Transp. Board Transp. Rev.
(U.S. Route 58 Corridor)                          5.25%                5/15/2003                       4,650                4,658
Virginia Port Auth. Rev.                          4.75%                 7/1/2004                       8,210                8,517
Virginia Public School Auth. Rev.                 5.25%                 8/1/2007                       5,185                5,841
Virginia Public School Auth. Rev.                 5.25%                 8/1/2008                       6,950                7,900
Virginia Public School Educ. Technology Notes     5.00%                4/15/2006                      10,965               12,020
                                                                                                                      ------------
                                                                                                                          135,961
                                                                                                                      ------------
Washington (2.5%)
Energy Northwest Washington Electric Refunding Rev.
(Project No. 1)                                   5.50%                 7/1/2003                       6,405                6,453
Energy Northwest Washington Electric Refunding Rev.
(Project No. 1)                                   5.50%                 7/1/2004 (4)                   5,600                5,878
King & Snohomish Counties WA School Dist. No. 417
Northshore GO                                     6.30%                 6/1/2004 (1)(Prere.)           4,100                4,329
King County WA GO 6.25% 1/1/2004 (Prere.) 10,000 10,542
King County WA GO                                 5.00%                 6/1/2007                      10,000               11,095
King County WA School Dist. GO                    6.30%                12/1/2003                       5,375                5,451
King County WA Sewer Rev.                         5.00%                 1/1/2007 (4)                   5,000                5,504
King County WA Sewer Rev.                         5.25%                 1/1/2008 (4)                   5,000                5,602
Port of Seattle WA Passenger Fac. Charge Rev.     5.00%                12/1/2003 (2)                   7,110                7,264
Port of Seattle WA Passenger Fac. Charge Rev.     5.00%                12/1/2004 (2)                   7,465                7,860
Port of Seattle WA Rev.                           5.25%                 9/1/2007 (3)                   3,000                3,327
Port of Seattle WA Rev.                           5.50%                 9/1/2008 (3)                   3,815                4,291
Seattle WA GO                                     5.00%                 7/1/2007                       5,315                5,911
Seattle WA Water System Rev.                      4.50%                 9/1/2007 (1)                   6,625                7,251
Spokane WA Regional Solid Waste
Management System Rev.                            6.25%                 1/1/2004 (2)                   8,440                8,718
Spokane WA Regional Solid Waste
Management System Rev.                            6.25%                 1/1/2005 (2)                   8,975                9,632
Spokane WA Regional Solid Waste
Management System Rev.                            6.50%                 1/1/2007 (2)                   8,650                9,856
Washington GO                                    5.625%                 5/1/2004 (Prere.)                 85                   89
Washington GO                                    5.625%                 5/1/2004 (Prere.)              4,915                5,136
Washington GO                                     6.00%                 7/1/2005                       6,500                7,123
Washington GO                                     6.25%                 9/1/2007                       4,285                4,991
Washington GO                                     5.50%                 9/1/2008 (4)                   4,650                5,333
Washington GO                                     6.25%                 9/1/2008                       3,725                4,402
Washington (Motor Vehicle Fuel Tax) GO            6.50%                 9/1/2003                       4,635                4,718
                                                                                                                      ------------
                                                                                                                          150,756
                                                                                                                      ------------

47

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
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
                                                                                                        FACE               MARKET
                                                                        MATURITY                      AMOUNT               VALUE*
LIMITED-TERM TAX-EXEMPT FUND                     COUPON                     DATE                       (000)                (000)
----------------------------------------------------------------------------------------------------------------------------------
West Virginia (0.3%)
West Virginia GO                                  0.00%                11/1/2005 (3)                   3,850                3,685
West Virginia GO                                  0.00%                11/1/2006 (3)                   6,850                6,366
West Virginia State Road GO                       5.50%                 6/1/2007 (4)                   5,000                5,651
West Virginia State Road GO                       5.50%                 6/1/2008 (4)                   3,000                3,425
                                                                                                                      ------------
                                                                                                                           19,127
                                                                                                                      ------------
Wisconsin (0.7%)
Milwaukee WI GO                                   6.00%                 2/1/2006                       6,675                7,444
Milwaukee WI Metro. Sewer Dist. GO                6.25%                10/1/2004                      10,000               10,698
Wisconsin GO                                      7.00%                 5/1/2004                       6,145                6,500
Wisconsin GO                                     6.125%                11/1/2006                       7,210                8,260
Wisconsin Petroleum Inspection Fee Rev.           6.00%                 7/1/2004                      10,500               11,056
                                                                                                                      ------------
                                                                                                                           43,958
                                                                                                                      ------------
----------------------------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(Cost $5,699,503)                                                                                                       5,888,665
----------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.7%)
----------------------------------------------------------------------------------------------------------------------------------
Other Assets-Note B                                                                                                        88,918
Liabilities                                                                                                               (46,768)
                                                                                                                      ------------
                                                                                                                           42,150
                                                                                                                      ------------
NET ASSETS (100%)                                                                                                      $5,930,815
==================================================================================================================================
(Y)See Note A in Notes to Financial Statements.
*Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2003, the value of this security was $25,000,000, representing 0.4% of net assets.
For key to abbreviations and other references, see page 108.

--------------------------------------------------------------------------------
AT APRIL 30, 2003, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
                                                                         Amount
                                                                          (000)
--------------------------------------------------------------------------------
Paid-in Capital                                                      $5,775,289
Undistributed Net Investment Income                                          --
Accumulated Net Realized Losses                                         (33,636)
Unrealized Appreciation                                                 189,162
--------------------------------------------------------------------------------
NET ASSETS                                                           $5,930,815
================================================================================
Investor Shares-Net Assets
Applicable to 269,899,060 outstanding $.001
 par value shares of beneficial interest (unlimited authorization)   $2,997,895
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-INVESTOR SHARES                                $11.11
================================================================================
Admiral Shares-Net Assets
Applicable to 264,049,444 outstanding $.001
 par value shares of beneficial interest (unlimited authorization)   $2,932,920
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-ADMIRAL SHARES                                 $11.11
--------------------------------------------------------------------------------
See Note D in Notes to Financial Statements for the tax-basis components of net assets.


48
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
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE               MARKET
                                                                        MATURITY                      AMOUNT               VALUE*
INTERMEDIATE-TERM TAX-EXEMPT FUND               COUPON                      DATE                       (000)                (000)
----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (98.8%)
----------------------------------------------------------------------------------------------------------------------------------
ALABAMA (0.4%)
Alabama GO                                        5.25%                 6/1/2012                       5,105                 5,722
Alabama GO                                        5.25%                 6/1/2013                       5,105                 5,673
Alabama GO                                        5.25%                 6/1/2014                       5,155                 5,713
Alabama GO                                        5.25%                 6/1/2015                       3,455                 3,808
Huntsville AL Health Care Fac. Auth. PUT          4.65%                 6/1/2005 (1)                  20,820                21,903
                                                                                                                      ------------
                                                                                                                            42,819
                                                                                                                      ------------
ALASKA (0.5%)
Alaska Housing Finance Corp.
  Governmental Purpose VRDO                       1.34%                 5/7/2003 (1)                  29,690                29,690
Alaska Housing Finance Corp.
  Governmental Purpose VRDO                       1.45%                 5/7/2003 (1)                   5,500                 5,500
Anchorage AK Electric Rev.                        8.00%                12/1/2011 (1)                   5,395                 7,178
Matanuska-Susitna Borough AK GO                   5.50%                 3/1/2012 (3)                   6,000                 6,884
North Slope Borough AK GO                         0.00%                6/30/2010 (1)                   8,000                 6,156
                                                                                                                      ------------
                                                                                                                            55,408
                                                                                                                      ------------
ARIZONA (1.8%)
Arizona GO                                       7.375%                 7/1/2013                       4,500                 5,894
Arizona School Fac. Board Rev.
  (State School Improvement)                      5.50%                 7/1/2014                      11,030                12,501
Arizona School Fac. Board Rev.
  (State School Improvement)                      5.50%                 7/1/2015                       5,000                 5,644
Arizona School Fac. Board Rev.
  (State School Improvement)                      5.50%                 7/1/2016                       5,500                 6,180
Arizona Transp. Board Excise Tax Rev.             6.00%                 7/1/2005 (2)                   7,515                 8,242
Arizona Transp. Board Excise Tax Rev.             6.00%                 7/1/2005 (2)                  11,370                12,471
Arizona Transp. Board Highway Rev.                6.00%                 7/1/2010                      25,000                29,522
Arizona Transp. Board Highway Rev.                5.25%                 7/1/2018                       4,000                 4,377
Arizona Transp. Board Highway Rev.                5.25%                 7/1/2019                       4,110                 4,465
Maricopa County AZ COP                            6.00%                 6/1/2004                       2,775                 2,813
Maricopa County AZ Rev.
  (Samaritan Health Service)                      7.15%                12/1/2005 (1)(ETM)              3,900                 4,248
Maricopa County AZ Unified School Dist.           0.00%                 1/1/2007 (3)                   6,000                 5,501
Mesa AZ GO                                        5.70%                 7/1/2003 (1)(Prere.)           5,600                 5,727
Phoenix AZ Civic Improvement Corp. Airport Rev.   5.25%                 7/1/2009 (4)                   4,795                 5,358
Phoenix AZ Civic Improvement Corp. Airport Rev.   5.25%                 7/1/2010 (4)                   2,500                 2,800
Phoenix AZ Civic Improvement Corp. Airport Rev.   5.25%                 7/1/2011 (4)                   3,000                 3,318
Phoenix AZ Civic Improvement Corp.
  Wastewater System Rev.                         5.375%                 7/1/2012 (3)                   9,645                10,876
Phoenix AZ Civic Improvement Corp.
  Wastewater System Rev.                         5.375%                 7/1/2013 (3)                   5,000                 5,597
Phoenix AZ Civic Improvement Corp.
  Wastewater System Rev.                         5.375%                 7/1/2014 (3)                   6,820                 7,609
Phoenix AZ Civic Improvement Corp.
  Water System Rev.                               5.95%                 7/1/2006 (Prere.)              6,600                 7,464
Phoenix AZ Civic Improvement Corp.
  Water System Rev.                               5.50%                 7/1/2014 (3)                   4,215                 4,807
Phoenix AZ GO                                     7.50%                 7/1/2008                       5,000                 6,201
Phoenix AZ Highway Rev. GO                        9.25%                 7/1/2007                       4,000                 5,111
Tucson & Pima County AZ IDA Draw Down-
Single Family Mortgage Rev. FR                    1.32%                5/25/2003                      19,837                19,837
Tucson AZ Unified School Dist.                    7.50%                 7/1/2006 (3)                   8,840                10,411
Tucson AZ Unified School Dist.                    7.50%                 7/1/2007 (3)                   8,000                 9,692
Yavapai County AZ IDA, Solid Waste Disposal
  Project Rev. (Waste Management Inc.)           4.625%                 6/1/2027                      13,500                13,891
                                                                                                                      ------------
                                                                                                                           220,557
                                                                                                                      ------------
CALIFORNIA (9.7%)
Access To Loans For Learning Student Loan Corp.
  California Rev. Student Loan Program VRDO       1.35%                 5/7/2003 LOC                   6,500                 6,500
==================================================================================================================================

                                                                              49

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
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE               MARKET
                                                                        MATURITY                      AMOUNT               VALUE*
INTERMEDIATE-TERM TAX-EXEMPT FUND                COUPON                     DATE                       (000)                (000)
----------------------------------------------------------------------------------------------------------------------------------
Anaheim CA Public Finance Auth. Lease Rev.        6.00%                 9/1/2009 (4)                   2,000                 2,369
California Dept. of Veteran Affairs Rev.          5.45%                12/1/2019 (2)                   8,865                 9,640
California Dept. of Water Resources Water System Rev.
  (Central Valley)                                8.25%                12/1/2003                       5,000                 5,206
California GO                                     5.70%                 8/1/2004 (Prere.)             16,500                17,769
California GO                                     5.75%                 8/1/2004 (3)(Prere.)          14,145                15,242
California GO                                     7.10%                 6/1/2005                      12,495                13,830
California GO                                     7.00%                10/1/2005 (1)                   5,000                 5,656
California GO                                    11.00%                 3/1/2006                      13,185                16,319
California GO                                     5.70%                 8/1/2007                       1,000                 1,066
California GO                                     5.75%                 8/1/2008 (3)                     855                   919
California GO                                     6.30%                 9/1/2010                       4,000                 4,682
California GO                                     6.00%                 4/1/2018                      11,980                14,161
California GO                                     6.00%                 4/1/2019                       2,660                 3,140
California Health Fac. Finance Auth. Rev.
  (Catholic Healthcare West)                      6.25%                 7/1/2004 (1)                   4,515                 4,775
California Health Fac. Finance Auth. Rev.
  (Catholic Healthcare West)                      6.25%                 7/1/2005 (1)                   5,875                 6,476
California Health Fac. Finance Auth. Rev.
  (Catholic Healthcare West)                      6.25%                 7/1/2006 (1)                   5,000                 5,689
California Health Fac. Finance Auth. Rev.
  (Catholic Healthcare West)                      6.25%                 7/1/2007 (1)                   5,290                 6,119
California Health Fac. Finance Auth. Rev.
  (Sisters of Providence)                         6.00%                10/1/2003                       4,095                 4,174
California Health Fac. Finance Auth. Rev.
  (Sisters of Providence)                         6.00%                10/1/2004                       4,340                 4,616
California PCR Financing Auth. Rev.
  (Southern California Edison Co.) PUT            7.00%                2/28/2008                      31,000                31,518
California PCR Financing Auth. Rev.
  (Southern California Edison Co.) PUT            7.00%                2/28/2008                      10,000                10,167
California Public Works Board Lease Rev.
  (Dept. of Corrections)                          6.00%                 1/1/2008 (2)                  14,865                16,797
California Public Works Board Lease Rev.
  (Dept. of Corrections)                         5.375%                11/1/2011                       6,500                 6,942
California Public Works Board Lease Rev.
  (Dept. of Corrections)                         5.375%                11/1/2012                       7,990                 8,504
California Public Works Board Lease Rev.
  (Dept. of Corrections)                          5.50%                 1/1/2015 (2)                   5,000                 5,521
California Public Works Board Lease Rev.
  (State Archives)                               5.375%                12/1/2009                       4,555                 4,955
California Public Works Board Lease Rev.
  (State Archives)                               5.375%                12/1/2010                       6,635                 7,140
California Public Works Board Lease Rev.
  (State Archives)                               5.375%                12/1/2012                       7,895                 8,410
California Public Works Board Lease Rev.
  (Univ. of California)                           6.10%                12/1/2005 (2)                   6,515                 6,672
California RAN FR                                 1.32%                 5/7/2003                      40,000                39,940
California RAN FR                                 1.32%                 5/7/2003                      74,000                73,889
California RAN FR                                 1.37%                 5/7/2003                      80,000                79,720
California State Dept. Water Resources
  Power Supply Rev.                               6.00%                 5/1/2013                      20,000                23,337
California State Dept. Water Resources
  Power Supply Rev.                               5.50%                 5/1/2015 (2)                  37,000                41,870
California State Dept. Water Resources
  Power Supply Rev.                               6.00%                 5/1/2015                      15,000                17,281
California State Dept. Water Resources
  Power Supply Rev.                               5.50%                 5/1/2016 (2)                  60,000                67,702
California State Dept. Water Resources
  Power Supply Rev.                              5.375%                 5/1/2018 (2)                  30,000                33,135
California Statewide Community Dev. Auth. Rev.
  (Catholic Healthcare West)                      6.00%                 7/1/2009                       3,935                 4,402
==================================================================================================================================

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE               MARKET
                                                                        MATURITY                      AMOUNT               VALUE*
                                                 COUPON                     DATE                       (000)                (000)
----------------------------------------------------------------------------------------------------------------------------------
California Statewide Community Dev. Auth. Rev.
  (Irvine Apartments) PUT                         4.90%                5/15/2008                      73,000                78,218
California Statewide Community Dev. Auth. Rev.
  (Irvine Apartments) PUT                         5.10%                5/17/2010                       8,750                 9,268
California Statewide Community Dev. Auth. Rev.
  (Kaiser Permanente) PUT                         4.70%                5/31/2009                      55,000                58,423
Chula Vista CA IDR (San Diego Gas & Electric)     7.00%                12/1/2027                      45,000                49,947
Contra Costa CA (Merrithew Memorial Hosp.) COP    5.50%                11/1/2011 (1)                   5,660                 6,397
East Bay CA Muni. Util. Dist. Water System Rev.   5.25%                 6/1/2017 (1)                   8,110                 8,857
Fresno CA Sewer Rev.                              6.25%                 9/1/2014 (2)                  12,000                14,687
Long Beach CA Harbor Rev.                         5.75%                5/15/2013                       7,630                 8,487
Los Angeles CA Dept. of Water & Power Rev.        5.25%                 7/1/2015                      20,000                22,064
Los Angeles CA Harbor Dept. Rev.                  5.50%                 8/1/2011 (2)                   5,865                 6,573
Los Angeles CA Harbor Dept. Rev.                  5.50%                 8/1/2012 (2)                   6,190                 6,949
Los Angeles CA Harbor Dept. Rev.                  5.50%                 8/1/2013 (2)                   6,535                 7,275
Los Angeles CA Unified School Dist. GO            5.25%                 7/1/2020 (4)                  10,105                11,001
Los Angeles CA Unified School Dist. GO            5.00%                 7/1/2021 (3)                  17,540                18,542
Los Angeles CA Unified School Dist. GO            5.00%                 7/1/2022 (3)                   7,500                 7,884
Los Angeles County CA Transp.
  Comm. Sales Tax Rev.                            6.50%                 7/1/2010 (4)                  51,070                61,824
Metro. Water Dist. of Southern
  California Rev. VRDO                            1.35%                 5/1/2003                         300                   300
Northern California Power Agency
  (Hydroelectric Project)                         6.10%                 7/1/2005 (1)                   5,575                 6,137
Northern California Power Agency
  (Hydroelectric Project)                         6.20%                 7/1/2006 (1)                   5,940                 6,763
Northern California Power Agency
  (Hydroelectric Project)                         6.25%                 7/1/2007 (1)                   6,685                 7,775
Orange County CA Local Transp.
  Auth. Sales Tax Rev.                            5.50%                2/15/2009 (1)                   5,000                 5,722
Orange County CA Local Transp.
  Auth. Sales Tax Rev.                            5.50%                2/15/2010 (1)                  10,035                11,478
Port of Oakland CA Rev.                           5.25%                11/1/2006 (3)                   6,700                 7,427
San Bernardino County CA Medical Center COP       5.50%                 8/1/2004 (1)                   4,100                 4,317
San Bernardino County CA Medical Center COP       5.50%                 8/1/2005 (1)                  10,000                10,916
San Bernardino County CA Medical Center COP       7.00%                 8/1/2008 (1)                   9,045                11,041
San Bernardino County CA Medical Center COP       7.00%                 8/1/2009 (1)                   9,705                12,001
San Bernardino County CA Medical Center COP       7.00%                 8/1/2010 (1)                  10,525                13,109
San Diego County CA Regional Transp.
  Auth. Sales Tax Rev.                            7.00%                 4/1/2006                         635                   635
San Francisco CA City & County
  International Airport Rev.                      5.50%                 5/1/2011 (1)                   4,215                 4,698
San Francisco CA City & County
  International Airport Rev.                      5.50%                 5/1/2012 (1)                   4,930                 5,450
San Francisco CA City & County
  International Airport Rev.                      5.50%                 5/1/2013 (1)                   5,115                 5,611
San Francisco CA City & County
  International Airport Rev.                      5.50%                 5/1/2014 (1)                   5,565                 6,088
San Francisco CA City & County
  International Airport Rev.                      5.50%                 5/1/2015 (1)                   5,880                 6,403
San Francisco CA City & County
  International Airport Rev.                      5.50%                 5/1/2016 (1)                   6,215                 6,733
South Orange County CA Public Finance Auth. Rev.  7.00%                 9/1/2006 (1)                     500                   586
Southern California Public Power Auth. Rev.
  (Palo Verde Project) VRDO                       1.30%                 5/7/2003 (2)                   4,470                 4,470
Southern California Public Power Auth. Rev.
  (Transmission Project) VRDO                     1.35%                 5/7/2003 (4)                   1,200                 1,200
Univ. of California Rev.
  (Multiple Purpose Project)                     10.00%                 9/1/2003 (2)                   3,790                 3,901
Univ. of California Rev.
  (Multiple Purpose Project)                      9.25%                 9/1/2005 (1)                   5,000                 5,891
                                                                                                                      ------------
                                                                                                                         1,161,298
                                                                                                                      ------------
COLORADO (3.8%)
Colorado Dept. of Transp. Rev.                    6.00%                6/15/2010 (2)(Prere.)          18,935                22,527
Colorado Dept. of Transp. Rev.                    6.00%                6/15/2010 (2)(Prere.)          10,000                11,897
Colorado Dept. of Transp. Rev.                    6.00%                6/15/2010 (2)(Prere.)          10,000                11,897
Colorado Dept. of Transp. Rev.                    6.00%                6/15/2010 (2)(Prere.)          20,000                23,794
Colorado Dept. of Transp. Rev.                    5.50%                6/15/2011 (1)(Prere.)          20,795                24,191
Colorado Dept. of Transp. Rev.                    5.50%                6/15/2011 (1)(Prere.)           6,185                 7,195
==================================================================================================================================

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE               MARKET
                                                                        MATURITY                      AMOUNT               VALUE*
INTERMEDIATE-TERM TAX-EXEMPT FUND                COUPON                     DATE                       (000)                (000)
----------------------------------------------------------------------------------------------------------------------------------
Colorado Dept. of Transp. Rev.                    5.50%                6/15/2012 (1)                  11,780                13,567
Colorado Dept. of Transp. Rev.                    5.50%                6/15/2013 (1)                  14,500                16,740
Colorado Dept. of Transp. Rev.                    5.50%                6/15/2014 (1) *                25,185                28,548
Colorado Dept. of Transp. Rev.                   5.375%                6/15/2016                       8,500                 9,556
Colorado Educ. & Cultural Fac. Auth.
Nature Conservancy Project VRDO                   1.35%                 5/7/2003                      25,053                25,053
Colorado Health Fac. Auth. Rev.
  (Poudre Valley Health)                          6.00%                12/1/2013 (4)                   5,185                 5,909
Colorado Health Fac. Auth. Rev.
  (Poudre Valley Health)                          6.00%                12/1/2014 (4)                   5,500                 6,270
Colorado Health Fac. Auth. Rev.
  (Sisters of Charity Health System Inc.)         8.50%                5/15/2004 (1)                   7,510                 7,762
Colorado Health Fac. Auth. Rev.
  (Sisters of Charity Health System Inc.)         5.25%                12/1/2009 (1)                   2,965                 3,280
Colorado Health Fac. Auth. Rev.
  (Sisters of Charity Health System Inc.)         5.25%                12/1/2010 (1)                   1,740                 1,894
Colorado Health Fac. Auth. Rev.
  (Sisters of Charity Health System Inc.)         5.25%                12/1/2011 (1)                   3,415                 3,687
Colorado Springs CO Util. System Rev.            5.375%               11/15/2012                      12,620                14,277
Colorado Springs CO Util. System Rev.            5.375%               11/15/2014                      12,745                14,259
Colorado Springs CO Util. System Rev. VRDO        1.30%                 5/7/2003                       7,500                 7,500
Denver CO City & County Airport Rev.              5.50%               11/15/2010 (3)                  10,000                11,164
Denver CO City & County Airport Rev.              5.50%               11/15/2011 (3)                  15,070                16,755
Denver CO City & County Airport Rev.              6.00%               11/15/2011 (2)                  14,895                16,875
Denver CO City & County Airport Rev.             5.625%               11/15/2012 (3)                   6,000                 6,669
Denver CO City & County Airport Rev.              6.00%               11/15/2012 (2)                  10,460                11,791
Denver CO City & County Airport Rev.              5.50%               11/15/2013 (3)                  15,085                16,506
Denver CO City & County Airport Rev.              5.50%               11/15/2014 (3)                  35,820                39,106
Denver CO City & County Airport Rev.              5.50%               11/15/2015 (3)                  23,520                25,554
Denver CO City & County Airport Rev.              5.50%               11/15/2016 (3)                  10,000                10,805
E-470 Public Highway Auth. Colorado Rev.          0.00%                 9/1/2011 (1)                   8,000                 5,774
E-470 Public Highway Auth. Colorado Rev.          0.00%                 9/1/2011 (1)                   6,600                 4,764
E-470 Public Highway Auth. Colorado Rev.          5.00%                 9/1/2011 (1)                   7,250                 7,959
E-470 Public Highway Auth. Colorado Rev.          0.00%                 9/1/2012 (1)                   8,100                 5,454
E-470 Public Highway Auth. Colorado Rev.          0.00%                 9/1/2017 (1)                  24,490                12,529
E-470 Public Highway Auth. Colorado Rev.          0.00%                 9/1/2019 (1)                   5,000                 2,246
Northern Colorado Water Conservation Dist. Rev.   6.35%                12/1/2007 (2)                   4,155                 4,820
                                                                                                                      ------------
                                                                                                                           458,574
                                                                                                                      ------------
CONNECTICUT (2.2%)
Connecticut GO                                    6.00%                5/15/2003                       5,000                 5,010
Connecticut GO                                    5.30%               11/15/2003 (Prere.)                250                   261
Connecticut GO                                    5.40%               11/15/2003 (Prere.)                135                   141
Connecticut GO                                    6.00%                10/1/2004 (ETM)                   175                   187
Connecticut GO                                    5.30%               11/15/2006                      16,690                17,393
Connecticut GO                                    5.00%                4/15/2007                      12,110                13,406
Connecticut GO                                    5.40%               11/15/2007                      10,375                10,817
Connecticut GO                                    5.00%                4/15/2008                       4,510                 5,028
Connecticut GO                                    5.25%                6/15/2008                       7,000                 7,910
Connecticut GO                                    5.00%                4/15/2009                       6,810                 7,609
Connecticut GO                                   5.375%                6/15/2013                       5,000                 5,594
Connecticut GO                                   5.125%               11/15/2013                       5,675                 6,273
Connecticut GO                                   5.125%               11/15/2013                      19,000                21,001
Connecticut GO                                   5.375%               12/15/2013                       6,165                 6,955
Connecticut GO                                    5.50%               12/15/2013                       4,705                 5,453
Connecticut GO                                   5.125%               11/15/2014                      25,375                27,912
==================================================================================================================================

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE               MARKET
                                                                        MATURITY                      AMOUNT               VALUE*
                                                 COUPON                     DATE                       (000)                (000)
----------------------------------------------------------------------------------------------------------------------------------
Connecticut GO                                    5.50%               12/15/2014                       8,700                10,168
Connecticut Special Tax Obligation Rev.
  (Transp. Infrastructure)                       5.125%                 9/1/2005                       7,000                 7,231
Connecticut Special Tax Obligation Rev.
  (Transp. Infrastructure)                        5.25%                 9/1/2006                      42,550                43,970
Connecticut Special Tax Obligation Rev.
  (Transp. Infrastructure)                       7.125%                 6/1/2010                      12,000                14,844
Connecticut Special Tax Obligation Rev.
  (Transp. Infrastructure)                       5.375%                10/1/2013 (4)                  20,000                22,581
Connecticut Special Tax Obligation Rev.
  (Transp. Infrastructure) VRDO                   1.35%                 5/7/2003 (2)                  18,000                18,000
                                                                                                                      ------------
                                                                                                                           257,744
                                                                                                                      ------------
DELAWARE
Univ. of Delaware Rev. VRDO                       1.35%                 5/1/2003                         400                   400
                                                                                                                      ------------
DISTRICT OF COLUMBIA (1.4%)
District of Columbia GO                           5.75%                 6/1/2003 (2)(Prere.)             190                   195
District of Columbia GO                           5.75%                 6/1/2003 (2)(ETM)              2,900                 2,968
District of Columbia GO                           5.50%                 6/1/2004 (4)(ETM)              3,280                 3,434
District of Columbia GO                           5.50%                 6/1/2004 (4)                   9,565                10,009
District of Columbia GO                           5.80%                 6/1/2004 (3)(ETM)                955                 1,003
District of Columbia GO                           6.00%                 6/1/2004 (1)(Prere.)           8,890                 9,532
District of Columbia GO                           6.10%                 6/1/2004 (1)(Prere.)           7,000                 7,513
District of Columbia GO                           5.50%                 6/1/2006 (4)                   6,205                 6,894
District of Columbia GO                           5.50%                 6/1/2007 (4)(ETM)              1,265                 1,432
District of Columbia GO                           5.50%                 6/1/2007 (4)                   2,195                 2,474
District of Columbia GO                           5.75%                 6/1/2007 (2)                   1,960                 2,007
District of Columbia GO                           5.20%                 6/1/2008 (2)                   4,390                 4,911
District of Columbia GO                           5.25%                 6/1/2008 (1)(ETM)              2,145                 2,429
District of Columbia GO                           5.25%                 6/1/2008 (1)                   7,855                 8,846
District of Columbia GO                           5.50%                 6/1/2008 (4)(ETM)              1,275                 1,459
District of Columbia GO                           5.50%                 6/1/2008 (4)                   3,725                 4,239
District of Columbia GO                           5.50%                 6/1/2008 (2)                  10,000                11,380
District of Columbia GO                           5.30%                 6/1/2009 (2)                   4,600                 5,168
District of Columbia GO                           5.50%                 6/1/2009 (4)(Prere.)           1,890                 2,194
District of Columbia GO                           5.50%                 6/1/2010 (2)                  10,490                11,971
District of Columbia GO                           5.75%                 6/1/2010 (1)(ETM)              5,000                 5,846
District of Columbia GO                           5.75%                 6/1/2010 (1)                  15,465                17,892
District of Columbia GO                          5.375%                 6/1/2011 (2)                   5,255                 5,834
District of Columbia GO                           6.00%                 6/1/2011 (1)                   6,550                 7,690
District of Columbia GO                           5.50%                 6/1/2012 (4)                   4,630                 5,184
District of Columbia GO                           5.50%                 6/1/2013 (2)                   5,750                 6,424
District of Columbia Hosp. Rev.
  (Medlantic Health Group)                        6.00%                8/15/2007 (1)(ETM)              2,985                 3,442
District of Columbia Hosp. Rev.
  (Medlantic Health Group)                        6.00%                8/15/2008 (1)(ETM)              3,160                 3,690
District of Columbia Hosp. Rev.
  (Medlantic Health Group)                        6.00%                8/15/2010 (1)(ETM)              2,555                 3,019
District of Columbia Hosp. Rev.
  (Medlantic Health Group)                        6.00%                8/15/2012 (1)(ETM)              2,995                 3,574
                                                                                                                      ------------
                                                                                                                           162,653
                                                                                                                      ------------
FLORIDA (3.9%)
Broward County FL Resource Recovery Rev.
  (Wheelabrator Series A)                        5.375%                12/1/2009                      15,885                17,456
Broward County FL Resource Recovery Rev.
  (Wheelabrator Series A)                        5.375%                12/1/2010                       5,000                 5,402
==================================================================================================================================

                                                                              53

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE               MARKET
                                                                        MATURITY                      AMOUNT               VALUE*
INTERMEDIATE-TERM TAX-EXEMPT FUND               COUPON                      DATE                       (000)                (000)
----------------------------------------------------------------------------------------------------------------------------------
Broward County FL Resource Recovery Rev.
  (Wheelabrator Series A)                         4.50%                12/1/2011                       5,000                 5,103
Broward County FL Resource Recovery Rev.
  (Wheelabrator-South)                           5.375%                12/1/2009                       2,000                 2,198
Broward County FL Resource Recovery Rev.
  (Wheelabrator-South)                           5.375%                12/1/2010                      21,330                23,047
Broward County FL School Board COP                5.75%                 7/1/2003 (2)                   4,870                 4,908
Broward County FL School Board COP                5.75%                 7/1/2003 (2)                   4,130                 4,162
Broward County FL School Board COP                5.75%                 7/1/2004 (2)                   5,150                 5,426
Broward County FL School Board COP                5.75%                 7/1/2004 (2)                   4,365                 4,599
Broward County FL School Board COP                5.75%                 7/1/2005 (2)                   5,445                 5,947
Broward County FL School Board COP                5.25%                 7/1/2020 (1)                   4,155                 4,506
Dade County FL School Board COP                  5.375%                 5/1/2006 (2)(Prere.)           4,775                 5,337
Dade County FL Water & Sewer System Rev. VRDO     1.35%                 5/7/2003 (3)                   3,950                 3,950
Florida Board of Educ.                           5.375%                 6/1/2013                       6,820                 7,786
Florida Board of Educ. Capital Outlay             6.50%                 6/1/2005                       5,000                 5,517
Florida Board of Educ. Capital Outlay             6.00%                 6/1/2006                       6,605                 7,450
Florida Board of Educ. Capital Outlay             5.00%                 6/1/2008                       5,000                 5,604
Florida Board of Educ. Capital Outlay             5.25%                 1/1/2010                      15,775                17,552
Florida Board of Educ. Capital Outlay             6.00%                 6/1/2011                       4,530                 5,315
Florida Board of Educ. Capital Outlay             5.25%                 6/1/2013                       3,845                 4,374
Florida Board of Educ. Public Educ.               5.25%                 6/1/2013 (4)                  12,825                14,519
Florida Board of Educ. Rev. (Lottery Rev.)        5.25%                 7/1/2010 (3)                   5,800                 6,497
Florida Board of Educ. Rev. (Lottery Rev.)        5.25%                 7/1/2011 (3)                  10,840                12,071
Florida Board of Educ. Rev. (Lottery Rev.)        5.25%                 7/1/2012 (3)                  11,410                12,708
Florida Board of Educ. Rev. (Lottery Rev.)        5.25%                 7/1/2013 (3)                   7,150                 8,101
Florida Board of Educ. Rev. (Lottery Rev.)        5.50%                 7/1/2013 (2)                  10,875                12,386
Florida Board of Educ. Rev. (Lottery Rev.)        5.50%                 7/1/2013 (3)                   7,860                 9,057
Florida Board of Educ. Rev. (Lottery Rev.)        5.25%                 7/1/2014 (3)                   3,700                 4,181
Florida Board of Educ. Rev. (Lottery Rev.)       5.375%                 7/1/2015 (3)                   5,000                 5,575
Florida Board of Educ. Rev. (Lottery Rev.)       5.375%                 7/1/2017 (3)                   6,000                 6,714
Florida Dept. of Environmental Protection &
  Preservation Rev.                               5.00%                 7/1/2009 (4)                   18,580               20,875
Florida Dept. of Environmental Protection &
  Preservation Rev.                               5.75%                 7/1/2010 (3)                   3,615                 4,220
Florida Dept. of Environmental Protection &
  Preservation Rev.                               5.50%                 7/1/2013 (4)                  11,920                13,806
Florida Dept. of Transp.                          5.25%                 7/1/2015                       4,000                 4,405
Florida Division Board Financial Dept. of General Services
  Systems Rev. (Dept. of Environmental
  Protection)                                     6.00%                 7/1/2012 (2)                  11,500                13,743
Florida Division Board Financial Dept. of General Services
  Systems Rev. (Dept. of Environmental
  Protection)                                    5.375%                 7/1/2013 (1)                   7,645                 8,735
Florida Muni. Power Agency Rev.
  (Stanton Project)                               5.50%                10/1/2013 (4)                   3,905                 4,477
Florida Turnpike Auth. Rev.                       5.25%                 7/1/2011 (3)                   2,185                 2,433
Greater Orlando Aviation Auth. Orlando
  FL Airport Fac. Rev.                            5.25%                10/1/2011 (3)                  10,415                11,294
Hillsborough County FL School Board COP           5.50%                 7/1/2014 (1)                   4,370                 5,062
Jacksonville FL Electric Auth. Rev.
  (Electric System) VRDO                          1.35%                 5/1/2003                       9,900                 9,900
Jacksonville FL Sales Taxes Rev.                  5.50%                10/1/2013 (3)                   3,045                 3,532
Lakeland FL Electric & Water Rev.                 6.30%                10/1/2003 (4)                   6,465                 6,604
Lakeland FL Electric & Water Rev.                 6.05%                10/1/2012 (4)                  10,000                12,033
Lee County FL School Board COP                    6.00%                 8/1/2005 (4)                   4,975                 5,476
Miami-Dade County FL School Board COP             5.25%                 8/1/2009 (2)                  11,320                12,741
==================================================================================================================================

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE               MARKET
                                                                        MATURITY                      AMOUNT               VALUE*
                                                COUPON                      DATE                       (000)                (000)
----------------------------------------------------------------------------------------------------------------------------------
Miami-Dade County FL School Board COP             5.25%                 8/1/2010 (2)                  12,140                13,614
Orange County FL School Board VRDO                1.40%                 5/1/2003 (1)                   1,800                 1,800
Orlando & Orange County FL Expressway Auth.       5.00%                 7/1/2008 (2)                  11,745                13,172
Orlando FL Util. Comm. Water & Electric Rev.      5.25%                10/1/2013                      10,000                11,385
Orlando FL Util. Comm. Water & Electric Rev.      5.25%                10/1/2014                       5,000                 5,711
Palm Beach County FL School Board                 6.00%                 8/1/2005 (2)                   6,115                 6,732
Palm Beach County FL School Board                 6.00%                 8/1/2006 (2)                   6,480                 7,349
Palm Beach County FL Solid Waste Auth. Rev.       5.25%                10/1/2003 (2)(ETM)              1,240                 1,262
Palm Beach County FL Solid Waste Auth. Rev.       5.25%                10/1/2003 (2)                   7,760                 7,894
Tallahassee FL Health Fac. Rev.
  (Tallahassee Memorial Healthcare, Inc.)         6.25%                12/1/2020                      10,000                10,511
Tampa FL Health System Rev.
  (Catholic Healthcare East)                      5.25%               11/15/2011 (1)                   3,000                 3,317
                                                                                                                      ------------
                                                                                                                           459,531
                                                                                                                      ------------
GEORGIA (3.7%)
Atlanta GA Airport Fac. Rev.                      0.00%                 1/1/2010 (1)                  54,195                38,551
Atlanta GA Airport Fac. Rev.                      6.00%                 1/1/2011 (3)                   7,000                 7,927
Atlanta GA Airport Fac. Rev.                     6.125%                 1/1/2012 (3)                   7,500                 8,491
Atlanta GA Airport Fac. Rev.                      6.25%                 1/1/2014 (3)                   5,000                 5,707
Atlanta GA Airport Fac. Rev.                     5.875%                 1/1/2015 (3)                  11,930                13,686
Atlanta GA Airport Fac. Rev.                     5.875%                 1/1/2016 (3)                   5,000                 5,731
Atlanta GA Water & Wastewater Rev.                5.50%                11/1/2010 (3)                  10,000                11,534
Atlanta GA Water & Wastewater Rev.                5.50%                11/1/2011 (3)                  10,000                11,510
Burke County GA Dev. Auth. PCR
  (Georgia Power Co. Plant Vogtle) PUT            4.45%                12/1/2008                      37,375                39,861
Burke County GA Dev. Auth. PCR
  (Oglethorpe Power Corp.) VRDO                   1.35%                 5/1/2003 (2)                   2,500                 2,500
Burke County GA Dev. Auth. PCR
  (Oglethorpe Power Corp.) VRDO                   1.33%                 5/7/2003 (3)(Prere.)          23,835                23,835
Fulton County GA COP                              5.75%                11/1/2011 (2)                   6,000                 6,957
Fulton County GA COP                              6.00%                11/1/2012 (2)                   5,985                 7,043
Fulton County GA COP                              6.00%                11/1/2013 (2)                   6,325                 7,449
Fulton County GA COP                              6.00%                11/1/2014 (2)                   4,675                 5,507
Fulton County GA School Dist. GO                 6.375%                 5/1/2010                      15,000                17,868
Georgia GO                                        7.25%                 7/1/2004                       3,500                 3,747
Georgia GO                                        7.00%                11/1/2004                       5,000                 5,428
Georgia GO                                        6.50%                 7/1/2005                       5,000                 5,545
Georgia GO                                        7.25%                 9/1/2005                       3,630                 4,113
Georgia GO                                        7.00%                11/1/2005                      15,670                17,798
Georgia GO                                        6.25%                 4/1/2006                      12,200                13,786
Georgia GO                                        7.25%                 9/1/2006                       7,860                 9,257
Georgia GO                                        7.00%                11/1/2006                      16,780                19,760
Georgia GO                                        6.25%                 8/1/2007                       5,500                 6,417
Georgia GO                                        6.75%                 8/1/2007                       6,100                 7,232
Georgia GO                                        7.40%                 8/1/2007                      11,200                13,565
Georgia GO                                        7.00%                11/1/2007                      17,960                21,654
Georgia GO                                        7.40%                 8/1/2008                       5,900                 7,306
Georgia GO                                        7.10%                 9/1/2009                       7,900                 9,840
Georgia GO                                        7.45%                 1/1/2010                       4,000                 5,028
Georgia GO                                        6.25%                 8/1/2010                       7,800                 9,377
Georgia GO                                        6.75%                 9/1/2010                       8,000                 9,881
Georgia GO                                        5.70%                 7/1/2011                       4,470                 5,229
Georgia GO                                        5.75%                 9/1/2011                       2,500                 2,941
Georgia Muni. Electric Power Auth. Rev.           6.30%                 1/1/2005 (1)(ETM)              1,365                 1,476
==================================================================================================================================

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE               MARKET
                                                                        MATURITY                      AMOUNT               VALUE*
INTERMEDIATE-TERM TAX-EXEMPT FUND               COUPON                      DATE                       (000)                (000)
----------------------------------------------------------------------------------------------------------------------------------
Georgia Muni. Electric Power Auth. Rev.           6.30%                 1/1/2005 (1)                   6,410                 6,898
Georgia Road & Tollway Auth. Rev.
  (Governors Transp. Choices)                    5.375%                 3/1/2014                       9,385                10,618
Georgia Road & Tollway Auth. Rev.
  (Governors Transp. Choices)                    5.375%                 3/1/2015                       8,775                 9,881
Georgia Road & Tollway Auth. Rev.
  (Governors Transp. Choices)                    5.375%                 3/1/2016                       9,000                10,069
Monroe County GA Dev. Auth. PCR
  (Oglethorpe Power Corp.)                        6.65%                 1/1/2008 (1)                   9,220                10,878
                                                                                                                      ------------
                                                                                                                           441,881
                                                                                                                      ------------
HAWAII (3.1%)
Hawaii Airport System Rev.                        5.95%                 7/1/2003 (1)                   2,590                 2,611
Hawaii Airport System Rev.                        6.05%                 7/1/2004 (1)                   3,145                 3,233
Hawaii Airport System Rev.                        6.15%                 7/1/2005 (1)                  10,735                11,039
Hawaii Airport System Rev.                        6.25%                 7/1/2006 (1)                   5,000                 5,140
Hawaii Airport System Rev.                        5.75%                 7/1/2010 (3)                  10,780                12,196
Hawaii Airport System Rev.                       6.375%                 7/1/2012 (3)                   9,140                10,534
Hawaii Airport System Rev.                        6.90%                 7/1/2012 (ETM)                20,195                24,601
Hawaii Airport System Rev.                        5.75%                 7/1/2013 (3)                  23,000                25,611
Hawaii Airport System Rev.                        5.75%                 7/1/2014 (3)                  12,510                13,994
Hawaii Airport System Rev.                        5.75%                 7/1/2015 (3)                  19,450                21,643
Hawaii GO                                         5.00%                 2/1/2005                       6,650                 6,737
Hawaii GO                                        5.125%                 2/1/2006                      11,605                11,758
Hawaii GO                                         6.40%                 3/1/2007                       5,555                 6,412
Hawaii GO                                         6.00%                12/1/2009 (3)                   3,550                 4,206
Hawaii GO                                        5.875%                10/1/2010 (1)(Prere.)           2,000                 2,366
Hawaii GO                                         6.00%                11/1/2010 (4)                  10,000                11,844
Hawaii GO                                         5.75%                10/1/2011 (1)                   2,210                 2,544
Hawaii GO                                        5.375%                 8/1/2012 (3)                  14,490                16,364
Hawaii GO                                        5.375%                 8/1/2012 (3)                  14,200                16,037
Hawaii GO                                        5.625%                 9/1/2012 (4)                   5,000                 5,724
Hawaii GO                                         5.75%                10/1/2012 (1)                   2,130                 2,462
Hawaii GO                                        5.375%                 8/1/2013 (3)                  16,595                18,603
Hawaii GO                                        5.375%                 8/1/2013 (3)                  14,700                16,479
Hawaii GO                                        5.375%                 8/1/2014 (3)                  17,985                20,080
Hawaii GO                                        5.375%                 8/1/2014 (3)                  11,650                13,007
Hawaii GO                                         5.75%                 2/1/2015 (4)                   5,000                 5,891
Honolulu HI City & County GO                      5.75%                 1/1/2006 10 11
Honolulu HI City & County GO                      5.75%                 1/1/2006 (ETM)                 8,815                 9,765
Honolulu HI City & County GO                      6.00%                 1/1/2008                           5                     6
Honolulu HI City & County GO                      8.00%                10/1/2009 (ETM)                 3,620                 4,714
Honolulu HI City & County GO                      8.00%                10/1/2009                      26,940                34,628
Honolulu HI City & County GO                     5.125%                 7/1/2010 (3)                  16,275                18,154
Honolulu HI City & County GO                     5.125%                 7/1/2011 (3)                   5,000                 5,524
                                                                                                                      ------------
                                                                                                                           363,918
                                                                                                                      ------------
ILLINOIS (5.0%)
Chicago IL (City Colleges Improvement) GO         0.00%                 1/1/2012 (3)                  26,000                18,288
Chicago IL (City Colleges Improvement) GO         0.00%                 1/1/2013 (3)                  32,670                21,734
Chicago IL Housing Auth. Capital Project Rev.    5.375%                 7/1/2013                       5,540                 6,042
Chicago IL Housing Auth. Capital Project Rev.    5.375%                 7/1/2014                      13,425                14,705
Chicago IL Housing Auth. Capital Project Rev.    5.375%                 7/1/2015                       7,150                 7,775
Chicago IL Housing Auth. Capital Project Rev.    5.375%                 7/1/2017                      15,715                16,872
==================================================================================================================================

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE               MARKET
                                                                        MATURITY                      AMOUNT               VALUE*
                                                 COUPON                     DATE                       (000)                (000)
----------------------------------------------------------------------------------------------------------------------------------
Chicago IL Metro. Water Reclamation Dist. GO      6.25%                12/1/2005 (Prere.)             15,000                16,799
Chicago IL Metro. Water Reclamation Dist. GO      5.90%                12/1/2006                       4,450                 5,079
Chicago IL Metro. Water Reclamation Dist. GO      6.10%                12/1/2006                       5,300                 5,867
Chicago IL Metro. Water Reclamation Dist. GO      6.05%                12/1/2009                       3,000                 3,564
Chicago IL Metro. Water Reclamation Dist. GO VRDO 1.30%                 5/7/2003                      15,000                15,000
Chicago IL O'Hare International Airport Rev.      5.50%                 1/1/2008 (2)                  23,020                25,583
Chicago IL O'Hare International Airport Rev.      5.50%                 1/1/2009 (2)                  15,890                17,675
Chicago IL O'Hare International Airport Rev.      5.50%                 1/1/2014 (2)                  13,540                14,673
Chicago IL O'Hare International Airport
  Special Fac. Rev. (United Airlines) PUT         5.80%                 5/1/2007 **                   63,000                16,222
Chicago IL School Finance Auth. GO                5.20%                 6/1/2005 (3)                   3,000                 3,070
Chicago IL School Finance Auth. GO               5.375%                 6/1/2008 (3)                   9,500                 9,723
Chicago IL Water Rev.                             5.50%                11/1/2003 (2)                   5,000                 5,109
Chicago IL Water Rev.                             5.50%                11/1/2013 (2)                   3,595                 4,064
Chicago IL Water Rev.                             5.50%                11/1/2014 (2)                   3,200                 3,610
Chicago IL Water Rev.                             5.50%                11/1/2015 (2)                   4,035                 4,539
Chicago IL Water Rev.                             5.50%                11/1/2016 (2)                   2,000                 2,239
Illinois Dev. Finance Auth. PCR
  (Commonwealth Edison) PUT                       4.40%                12/1/2006 (2)                  25,000                27,205
Illinois Dev. Finance Auth. Solid Waste Disp. Rev.
  (Waste Management)                              5.85%                 2/1/2007                      10,000                10,670
Illinois Dev. Finance Auth. Solid Waste Disp. Rev.
  (Waste Management)                              5.05%                 1/1/2010                       9,750                 9,826
Illinois GO                                      5.375%                 7/1/2013 (1)                   5,500                 6,224
Illinois GO                                       5.50%                 8/1/2013 (1)                  14,005                16,165
Illinois GO                                      5.375%                 7/1/2014 (1)                   5,000                 5,634
Illinois GO                                       5.50%                 8/1/2017 (1)                   7,500                 8,399
Illinois GO                                       5.50%                 8/1/2018 (1)                   6,000                 6,675
Illinois Health Fac. Auth. Rev.
  (Hosp. Sisters Services Inc.)                   5.25%                 6/1/2010 (1)                   5,000                 5,432
Illinois Health Fac. Auth. Rev.
  (Hosp. Sisters Services Inc.)                   5.25%                 6/1/2011 (1)                   4,000                 4,319
Illinois Health Fac. Auth. Rev.
  (Hosp. Sisters Services Inc.)                   5.25%                 6/1/2012 (1)                   4,280                 4,603
Illinois Health Fac. Auth. Rev.
  (Northwestern Memorial Hosp.) VRDO              1.35%                 5/1/2003                      13,800                13,800
Illinois Health Fac. Auth. Rev.
  (Univ. of Chicago Hosp. & Health Systems) VRDO  1.35%                 5/1/2003 (1)                   3,100                 3,100
Illinois Regional Transp. Auth. Rev.              9.00%                 6/1/2005 (2)                   4,500                 5,183
Illinois Regional Transp. Auth. Rev.              9.00%                 6/1/2005 (2)                     720                   829
Illinois Regional Transp. Auth. Rev.              9.00%                 6/1/2008 (2)                     945                 1,230
Illinois Regional Transp. Auth. Rev.              9.00%                 6/1/2008 (2)                   5,895                 7,673
Illinois Regional Transp. Auth. Rev.              9.00%                 6/1/2009 (2)                   3,225                 4,300
Illinois Regional Transp. Auth. Rev.              9.00%                 6/1/2009 (2)                   1,030                 1,373
Illinois Sales Tax Rev.                          6.125%                6/15/2010 (Prere.)              4,250                 5,070
Illinois Sales Tax Rev.                           6.50%                6/15/2013                       5,000                 5,979
Illinois Sales Tax Rev.                          6.125%                6/15/2014                       6,850                 8,017
Metro. Pier & Exposition Auth. Illinois Dedicated
  Sales Tax Rev.                                  7.25%                6/15/2005 (2)(ETM)              6,395                 7,175
Metro. Pier & Exposition Auth. Illinois Dedicated
  Sales Tax Rev.                                  7.25%                6/15/2005 (2)(ETM)              2,105                 2,362
Metro. Pier & Exposition Auth. Illinois Dedicated
  Sales Tax Rev.                                  7.25%                6/15/2005 (2)                     275                   307
Metro. Pier & Exposition Auth. Illinois Dedicated
  Sales Tax Rev.                                  7.25%                6/15/2005 (2)(ETM)              6,225                 6,986
Metro. Pier & Exposition Auth. Illinois Dedicated
  Sales Tax Rev.                                  6.75%                 6/1/2010 (2)                  25,000                30,044
==================================================================================================================================

                                                                              57
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
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE               MARKET
                                                                        MATURITY                      AMOUNT               VALUE*
INTERMEDIATE-TERM TAX-EXEMPT FUND                COUPON                     DATE                       (000)                (000)
----------------------------------------------------------------------------------------------------------------------------------
Metro. Pier & Exposition Auth. Illinois Dedicated
  Sales Tax Rev.                                  0.00%                6/15/2019 (3)                  39,340                17,910
Metro. Pier & Exposition Auth. Illinois Dedicated
  Sales Tax Rev.                                  0.00%               12/15/2021 (1)                  17,550                 6,869
Metro. Pier & Exposition Auth. Illinois Dedicated
  Sales Tax Rev.                                  0.00%               12/15/2022 (1)                  16,225                 5,959
Metro. Pier & Exposition Auth. Illinois Dedicated
  Sales Tax Rev.                                  0.00%               12/15/2023 (1)                  17,500                 6,034
Metro. Pier & Exposition Auth. Illinois Dedicated
  Sales Tax Rev.                                  0.00%                6/15/2024 (1)                   9,000                 2,999
Metro. Pier & Exposition Auth. Illinois Dedicated
  Sales Tax Rev.                                  0.00%                6/15/2030 (1)                  48,690                11,490
Metro. Pier & Exposition Auth. Illinois Dedicated
  Sales Tax Rev.                                  0.00%               12/15/2030 (1)                  15,000                 3,447
Metro. Pier & Exposition Auth. Illinois Dedicated
  Sales Tax Rev.                                  0.00%                6/15/2031 (1)                  15,690                 3,511
Metro. Pier & Exposition Auth. Illinois Dedicated
  Sales Tax Rev.                                  0.00%               12/15/2031 (1)                 136,695                29,757
Metro. Pier & Exposition Auth. Illinois Dedicated
  Sales Tax Rev.                                  0.00%                6/15/2032 (1)                  27,000                 5,722
Metro. Pier & Exposition Auth. Illinois Dedicated
  Sales Tax Rev.                                  0.00%               12/15/2032 (1)                  45,000                 9,277
Metro. Pier & Exposition Auth. Illinois Dedicated
  Sales Tax Rev.                                  0.00%                6/15/2033 (1)                  50,000                10,040
Metro. Pier & Exposition Auth. Illinois Dedicated
  Sales Tax Rev.                                  0.00%                6/15/2035 (1)                  44,190                 7,951
Metro. Pier & Exposition Auth. Illinois Dedicated
  Sales Tax Rev.                                  0.00%                6/15/2037 (1)                  50,690                 8,156
Metro. Pier & Exposition Auth. Illinois Dedicated
  Sales Tax Rev.                                  0.00%                6/15/2038 (1)                  35,000                 5,331
Metro. Pier & Exposition Auth. Illinois Dedicated
  Sales Tax Rev.                                  0.00%                6/15/2039 (1)                  20,000                 2,885
Metro. Pier & Exposition Auth. Illinois Dedicated
  Sales Tax Rev.                                  0.00%               12/15/2039 (1)                  60,945                 8,554
Univ. of Illinois Univ. Rev. Auxiliary Fac.       0.00%                 4/1/2016 (1)                  15,270                 8,464
                                                                                                                      ------------
                                                                                                                           601,168
                                                                                                                      ------------
INDIANA
Indiana Muni. Power Agency Rev.                  5.875%                 1/1/2010 (1)                   4,500                 5,215
                                                                                                                      ------------
KANSAS
Kansas Dept. of Transp. Highway Rev. VRDO         1.28%                 5/1/2003                       3,730                 3,730
                                                                                                                      ------------
KENTUCKY (1.1%)
Kentucky Property & Building Comm. Rev.           5.50%                 9/1/2003                       6,720                 6,819
Kentucky Property & Building Comm. Rev.           5.60%                 9/1/2004 (Prere.)              2,505                 2,564
Kentucky Property & Building Comm. Rev.           5.25%                11/1/2008                       2,500                 2,760
Kentucky Property & Building Comm. Rev.           5.75%                10/1/2010 (Prere.)              6,135                 7,207
Kentucky Property & Building Comm. Rev.           5.50%                 8/1/2012 (4)                  10,000                11,533
Kentucky Property & Building Comm. Rev.           5.25%                 8/1/2013 (4)                  39,355                43,769
Kentucky Property & Building Comm. Rev.          5.375%                10/1/2013 (1)                   5,000                 5,618
Kentucky Property & Building Comm. Rev.           5.75%                10/1/2013                       3,500                 4,024
Kentucky Property & Building Comm. Rev.           5.25%                 8/1/2015 (4)                  25,205                27,753
==================================================================================================================================

58
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
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE               MARKET
                                                                        MATURITY                      AMOUNT               VALUE*
                                                 COUPON                     DATE                       (000)                (000)
----------------------------------------------------------------------------------------------------------------------------------
Kentucky Turnpike Auth. Econ. Dev. Road Rev.
  (Revitalization Project)                        5.50%                 7/1/2007 (4)                   4,315                 4,887
Louisville & Jefferson County KY Regional Airport Auth.
  Airport System Rev.                             5.75%                 7/1/2012 (4)                   4,495                 5,066
Louisville & Jefferson County KY Regional Airport Auth.
  Airport System Rev.                             5.75%                 7/1/2013 (4)                   4,755                 5,329
                                                                                                                      ------------
                                                                                                                           127,329
                                                                                                                      ------------
LOUISIANA (1.1%)
Louisiana GO                                      7.75%                 8/1/2006 (1)                  10,970                13,015
Louisiana GO                                      5.25%                4/15/2011 (4)                  11,395                12,661
Louisiana GO                                      5.50%                5/15/2012 (3)                  12,660                14,386
Louisiana GO                                      5.75%               11/15/2012 (3)                  17,865                20,677
Louisiana GO                                      5.50%                5/15/2013 (3)                   5,345                 6,030
Louisiana GO                                      5.75%               11/15/2013 (3)                  18,825                21,776
Louisiana GO                                      5.75%               11/15/2014 (3)                   8,500                 9,822
Louisiana Public Fac. Auth. Hosp. Rev.
  (Franciscan Missionaries)                      5.375%                 7/1/2011 (1)                   4,990                 5,412
St. Charles Parish LA PCR (Entergy Inc.) PUT      5.35%                10/1/2003                      24,000                24,140
                                                                                                                      ------------
                                                                                                                           127,919
                                                                                                                      ------------
MARYLAND (0.5%)
Maryland GO                                       5.50%                7/15/2009                      16,490                19,095
Maryland GO                                       5.50%                7/15/2014                      18,390                21,570
Maryland GO                                       5.50%                 3/1/2016                       8,035                 9,439
Maryland Health & Higher Educ. Fac. Auth. Rev.
  (Univ. of Maryland Medical System)             6.625%                 7/1/2020                       4,000                 4,467
                                                                                                                      ------------
                                                                                                                            54,571
                                                                                                                      ------------
MASSACHUSETTS (7.1%)
Boston MA Water & Sewer Comm. Rev.                5.75%                11/1/2013                       5,785                 6,658
Chelsea MA GO                                     5.50%                6/15/2009 (2)                   3,000                 3,467
Chelsea MA GO                                     5.50%                6/15/2011 (2)                   5,000                 5,668
Chelsea MA GO                                     5.50%                6/15/2012 (2)                   5,000                 5,671
Massachusetts Bay Transp. Auth. Rev.              7.00%                 3/1/2009                       8,880                10,817
Massachusetts Bay Transp. Auth. Rev.             5.125%                 3/1/2012                       5,820                 6,408
Massachusetts Dev. Finance Agency Resource
  Recovery Rev. (SEMASS System)                  5.625%                 1/1/2013 (1)                  11,670                13,121
Massachusetts Dev. Finance Agency Resource
  Recovery Rev. (SEMASS System)                  5.625%                 1/1/2014 (1)                   7,340                 8,207
Massachusetts Dev. Finance Agency Resource
  Recovery Rev. (SEMASS System)                  5.625%                 1/1/2015 (1)                   8,310                 9,259
Massachusetts Dev. Finance Agency Resource
  Recovery Rev. (SEMASS System)                  5.625%                 1/1/2016 (1)                   3,500                 3,878
Massachusetts Dev. Finance Agency Rev.
  (Brooks School) VRDO                            1.35%                 5/7/2003 (1)                   1,100                 1,100
Massachusetts Dev. Finance Agency Rev.
  (Smith College) VRDO                            1.35%                 5/7/2003                       4,500                 4,500
Massachusetts GAN                                5.125%                6/15/2010                      10,755                11,920
Massachusetts GAN                                 5.25%                6/15/2010                      23,675                26,425
Massachusetts GAN                                5.125%               12/15/2010                       5,000                 5,575
Massachusetts GAN                                 5.25%               12/15/2010                      26,275                29,515
Massachusetts GAN                                5.125%                6/15/2011                       8,555                 9,422
Massachusetts GAN                                 5.25%                6/15/2011                      15,000                16,651
Massachusetts GAN                                 5.25%               12/15/2011                      14,820                16,537
==================================================================================================================================

                                                                              59
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
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE               MARKET
                                                                        MATURITY                      AMOUNT               VALUE*
INTERMEDIATE-TERM TAX-EXEMPT FUND                COUPON                     DATE                       (000)                (000)
----------------------------------------------------------------------------------------------------------------------------------
Massachusetts GAN                                 5.75%               12/15/2011                      20,000                23,091
Massachusetts GAN                                 5.75%                6/15/2012                      11,280                12,953
Massachusetts GAN                                5.125%               12/15/2012                       5,000                 5,525
Massachusetts GAN                                5.125%                6/15/2013                       5,000                 5,473
Massachusetts GAN                                 5.75%                6/15/2013                      10,000                11,463
Massachusetts GO                                  7.50%                 6/1/2004                         850                   854
Massachusetts GO                                  7.50%                 6/1/2004 (ETM)                   105                   109
Massachusetts GO                                  7.50%                 6/1/2004 (ETM)                 1,790                 1,878
Massachusetts GO                                 5.125%                11/1/2006 (Prere.)             10,500                11,778
Massachusetts GO                                  6.00%                 2/1/2010 (Prere.)              5,450                 6,459
Massachusetts GO                                  5.75%                 6/1/2010 (Prere.)             10,000                11,678
Massachusetts GO                                  6.00%                11/1/2010                       5,000                 5,872
Massachusetts GO                                  5.50%                11/1/2014                      10,000                11,522
Massachusetts GO                                  5.50%                11/1/2016 (1)                  75,000                87,332
Massachusetts GO                                  5.50%                11/1/2016                      25,000                28,940
Massachusetts GO                                  5.50%                11/1/2016 (2)                  50,000                58,165
Massachusetts GO                                  5.50%                11/1/2017 (1)                  20,000                23,277
Massachusetts GO                                  5.50%                11/1/2017 (4)                   7,000                 8,147
Massachusetts GO VRDO                             1.35%                 5/1/2003                       5,700                 5,700
Massachusetts GO VRDO                             1.35%                 5/7/2003                       3,500                 3,500
Massachusetts GO VRDO                             1.40%                 5/7/2003                       2,600                 2,600
Massachusetts GO VRDO                             1.40%                 5/7/2003                      24,000                24,000
Massachusetts Health & Educ. Fac. Auth. Rev.
  (Boston Medical Center)                         5.25%                 7/1/2009 (1)                   4,215                 4,676
Massachusetts Health & Educ. Fac. Auth. Rev.
  (Boston Medical Center)                         5.25%                 7/1/2010 (1)                   4,440                 4,854
Massachusetts Health & Educ. Fac. Auth. Rev.
  (Boston Medical Center)                         5.25%                 7/1/2011 (1)                   4,670                 5,059
Massachusetts Health & Educ. Fac. Auth. Rev.
  (Boston Medical Center)                         5.25%                 7/1/2012 (1)                   1,850                 1,998
Massachusetts Health & Educ. Fac. Auth. Rev.
  (Caritas Christi Obligated Group)               5.25%                 7/1/2006                       6,400                 6,553
Massachusetts Health & Educ. Fac. Auth. Rev.
  (Caritas Christi Obligated Group)               5.25%                 7/1/2007                       5,390                 5,500
Massachusetts Health & Educ. Fac. Auth. Rev.
  (Caritas Christi Obligated Group)               5.25%                 7/1/2008                       5,030                 5,113
Massachusetts Health & Educ. Fac. Auth. Rev.
  (Caritas Christi Obligated Group)              5.875%                 7/1/2008                       6,140                 6,429
Massachusetts Health & Educ. Fac. Auth. Rev.
  (Caritas Christi Obligated Group)               6.50%                 7/1/2012                      10,000                10,491
Massachusetts Health & Educ. Fac. Auth. Rev.
  (Harvard Univ.) VRDO                            1.30%                 5/7/2003                       1,200                 1,200
Massachusetts Health & Educ. Fac. Auth. Rev.
  (Partners Healthcare System)                    5.25%                 7/1/2003 (4)                   3,725                 3,750
Massachusetts Ind. Finance Agency Resource
  Recovery Rev. (Refusetech Inc.)                 6.30%                 7/1/2005                      31,250                31,983
Massachusetts Ind. Finance Agency Rev.
  (BioMed Research Corp.)                         0.00%                 8/1/2004                       9,480                 9,307
Massachusetts Muni. Wholesale Electric Co.
  Power System Rev.                               5.25%                 7/1/2012 (1)                  22,865                25,617
Massachusetts Muni. Wholesale Electric Co.
  Power System Rev.                               5.25%                 7/1/2013 (1)                  20,000                22,253
==================================================================================================================================

60

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE               MARKET
                                                                        MATURITY                      AMOUNT               VALUE*
                                                 COUPON                     DATE                       (000)                (000)
----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Port Auth. Special Fac. Rev.
  (Delta Airlines Inc.)                           5.50%                 1/1/2012 (2)                   7,000                 7,637
Massachusetts Port Auth. Special Fac. Rev.
  (Delta Airlines Inc.)                           5.50%                 1/1/2013 (2)                   6,730                 7,292
Massachusetts Port Auth. Special Fac. Rev.
  (Delta Airlines Inc.)                           5.50%                 1/1/2014 (2)                   6,040                 6,511
Massachusetts Port Auth. Special Fac. Rev.
  (Delta Airlines Inc.)                           5.50%                 1/1/2015 (2)                   4,000                 4,287
Massachusetts Water Pollution Abatement Trust     5.25%                 8/1/2011 (ETM)                 6,475                 7,390
Massachusetts Water Pollution Abatement Trust    5.125%                 8/1/2009                       3,000                 3,352
Massachusetts Water Pollution Abatement Trust     6.00%                 8/1/2010                       5,000                 5,821
Massachusetts Water Pollution Abatement Trust    5.125%                 8/1/2011                       5,000                 5,529
Massachusetts Water Pollution Abatement Trust     5.25%                 8/1/2011                         830                   925
Massachusetts Water Pollution Abatement Trust     6.00%                 8/1/2011                       4,150                 4,839
Massachusetts Water Pollution Abatement Trust     5.25%                 8/1/2012                         295                   329
Massachusetts Water Pollution Abatement Trust     6.00%                 8/1/2012                       6,455                 7,575
Massachusetts Water Pollution Abatement Trust     6.00%                 8/1/2013                       5,000                 5,868
Massachusetts Water Pollution Abatement Trust    5.125%                 8/1/2014                       2,500                 2,741
Massachusetts Water Resources Auth. Rev.          6.50%                7/15/2010                      30,220                36,558
Massachusetts Water Resources Auth. Rev.          6.50%                7/15/2019                      37,515                47,480
Massachusetts Water Resources Auth. Rev. VRDO     1.30%                 5/7/2003 (3)                   2,300                 2,300
Massachusetts Water Resources Auth. Rev. VRDO     1.35%                 5/7/2003 (2)                   4,165                 4,165
                                                                                                                      ------------
                                                                                                                           850,497
                                                                                                                      ------------
MICHIGAN (2.7%)
Detroit MI GO                                     5.90%                 5/1/2003 (2)                   9,490                 9,491
Detroit MI Sewage Disposal System VRDO            1.35%                 5/7/2003 (3)                  10,900                10,900
Detroit MI Sewer System Rev.                      5.25%                 7/1/2015 (1)                   4,000                 4,309
Detroit MI Sewer System Rev.                      0.00%                 7/1/2016 (3)                   7,500                 4,201
Detroit MI Water Supply System VRDO               1.35%                 5/7/2003 (3)                  18,500                18,500
Greater Detroit MI Resource Recovery Auth.        6.25%               12/13/2005 (2)                  10,065                11,216
Greater Detroit MI Resource Recovery Auth.        6.25%               12/13/2005 (2)                   7,140                 7,957
Greater Detroit MI Resource Recovery Auth.        6.25%               12/13/2006 (2)                  13,500                15,466
Greater Detroit MI Resource Recovery Auth.        6.25%               12/13/2006 (2)                  10,175                11,657
Greater Detroit MI Resource Recovery Auth.        6.25%               12/13/2007 (2)                   6,070                 7,067
Greater Detroit MI Resource Recovery Auth.        6.25%               12/13/2007 (2)                   5,000                 5,821
Michigan Building Auth. Rev.                      6.00%               10/15/2007                       9,000                10,439
Michigan Building Auth. Rev.                     5.375%               10/15/2010                       5,880                 6,660
Michigan Building Auth. Rev.                      5.50%               10/15/2012                       8,440                 9,656
Michigan Building Auth. Rev.                      5.50%               10/15/2012                       6,695                 7,659
Michigan Building Auth. Rev.                      5.25%               10/15/2013                       2,500                 2,783
Michigan Building Auth. Rev.                      5.50%               10/15/2013                       6,000                 6,808
Michigan Building Auth. Rev.                      5.50%               10/15/2013                       6,010                 6,819
Michigan Building Auth. Rev.                      5.50%               10/15/2014                      10,000                11,354
Michigan Building Auth. Rev.                      5.50%               10/15/2015                       5,000                 5,648
Michigan GAN VRDO                                 1.30%                 5/7/2003 (4)                   8,350                 8,350
Michigan GAN VRDO                                 1.35%                 5/7/2003 (4)                   4,000                 4,000
Michigan GO                                       5.50%                11/1/2009 (Prere.)              5,120                 5,941
Michigan GO                                       5.50%                11/1/2009 (Prere.)              5,395                 6,260
Michigan GO                                       5.50%                12/1/2013                       6,125                 7,142
Michigan Hosp. Finance Auth. Rev.
  (Genesys Regional Medical Center)               5.50%                10/1/2006 (ETM)                 3,340                 3,752
Michigan Hosp. Finance Auth. Rev.
  (Genesys Regional Medical Center)               5.50%                10/1/2007 (ETM)                 3,910                 4,450
==================================================================================================================================

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
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE               MARKET
                                                                        MATURITY                      AMOUNT               VALUE*
INTERMEDIATE-TERM TAX-EXEMPT FUND                COUPON                     DATE                       (000)                (000)
----------------------------------------------------------------------------------------------------------------------------------
Michigan Hosp. Finance Auth. Rev.
  (Genesys Regional Medical Center)               5.30%                10/1/2011 (ETM)                10,840                12,135
Michigan Hosp. Finance Auth. Rev.
  (Genesys Regional Medical Center)              5.375%                10/1/2013 (ETM)                 4,000                 4,505
Michigan Housing Dev. Auth. Rev. VRDO             1.35%                 5/7/2003 (1)                  17,705                17,705
Michigan Muni. Bond Auth. Rev.
  (Clean Water Revolving Fund)                    5.75%                10/1/2011 (Prere.)             10,390                12,296
Michigan Muni. Bond Auth. Rev.
  (Clean Water Revolving Fund)                   5.875%                10/1/2012 (Prere.)              7,680                 9,152
Michigan Muni. Bond Auth. Rev.
  (Clean Water Revolving Fund)                   5.875%                10/1/2013 (Prere.)             10,740                12,799
Univ. of Michigan Hosp. Rev.
  (Medical Service Plan) VRDO                     1.40%                 5/1/2003                       2,870                 2,870
Univ. of Michigan Hosp. Rev. VRDO                 1.40%                 5/1/2003                       1,500                 1,500
Wayne Charter County MI Airport Rev.              5.25%                12/1/2010 (1)                  12,000                13,049
Wayne Charter County MI Airport Rev.              5.25%                12/1/2011 (1)                  10,845                11,626
Wayne Charter County MI Airport Rev.              5.25%                12/1/2012 (1)                  15,270                16,276
                                                                                                                      ------------
                                                                                                                           328,219
                                                                                                                      ------------
MINNESOTA (0.4%)
Minnesota GO                                      5.00%                 8/1/2008                      12,965                14,624
Northern Minnesota Muni. Power Agency
  Electric System Rev.                            5.25%                 1/1/2012 (4)                   6,000                 6,665
Western Minnesota Muni. Power Agency             5.375%                 1/1/2008 (2)                   5,645                 6,240
Western Minnesota Muni. Power Agency              5.50%                 1/1/2010 (2)                  14,045                15,630
                                                                                                                      ------------
                                                                                                                            43,159
                                                                                                                      ------------
MISSISSIPPI (0.9%)
Mississippi GO                                    5.25%                 5/1/2005 (Prere.)              5,805                 6,248
Mississippi GO                                    7.00%                 5/1/2005                       4,840                 5,369
Mississippi GO                                    6.50%                 9/1/2006                       5,125                 5,907
Mississippi GO                                    6.00%                12/1/2006                       6,380                 7,305
Mississippi GO                                    6.00%                11/1/2009 (Prere.)              9,225                10,971
Mississippi GO                                    6.00%                11/1/2009 (Prere.)              9,725                11,565
Mississippi GO                                    5.75%                11/1/2010 (Prere.)              7,860                 9,245
Mississippi GO                                    5.75%                11/1/2010 (Prere.)              5,205                 6,122
Mississippi GO                                    5.75%                11/1/2010 (Prere.)              5,540                 6,516
Mississippi GO                                    5.25%                12/1/2010                       8,800                10,015
Mississippi GO                                    5.75%                11/1/2011                       4,665                 5,383
Mississippi GO                                    5.75%                12/1/2011                       6,000                 7,038
Mississippi GO                                    5.75%                11/1/2012                       4,825                 5,582
Mississippi GO                                    5.50%                12/1/2016                       8,435                 9,848
Mississippi GO                                    5.50%                12/1/2017                       4,000                 4,668
                                                                                                                      ------------
                                                                                                                           111,782
                                                                                                                      ------------
MISSOURI (0.7%)
Missouri Environmental Improvement & Energy
  Resource Auth. Water PCR                        5.50%                 7/1/2012                       4,190                 4,835
Missouri Environmental Improvement & Energy
  Resource Auth. Water PCR                        5.50%                 7/1/2013                       5,250                 6,069
Missouri Health & Educ. Fac. Auth. Health Fac. Rev.
  (St. Luke's Episcopal-Presbyterian Hosp.)       5.50%                12/1/2012 (4)                   3,365                 3,785
Missouri Health & Educ. Fac. Auth. Health Fac. Rev.
  (St. Luke's Episcopal-Presbyterian Hosp.)       5.50%                12/1/2013 (4)                   3,580                 3,987
Missouri Health & Educ. Fac. Auth. Health Fac. Rev.
  (St. Luke's Episcopal-Presbyterian Hosp.)       5.50%                12/1/2014 (4)                   3,780                 4,196
Missouri Highways & Transp. Comm. Road Rev.      5.625%                 2/1/2012                       5,000                 5,715
==================================================================================================================================

62
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
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
                                                                                                        FACE               MARKET
                                                                        MATURITY                      AMOUNT               VALUE*
                                                 COUPON                     DATE                       (000)                (000)
----------------------------------------------------------------------------------------------------------------------------------
Missouri Highways & Transp. Comm. Road Rev.      5.625%                 2/1/2013                       3,000                 3,403
Missouri Highways & Transp. Comm. Road Rev.      5.625%                 2/1/2014                       3,430                 3,891
Missouri Highways & Transp. Comm. Road Rev.      5.625%                 2/1/2016                       2,000                 2,247
Missouri Highways & Transp. Comm. Road Rev.       5.25%                 2/1/2017                      11,410                12,516
St. Louis MO Airport Rev. Airport Dev. Program   5.625%                 7/1/2013 (1)                  11,560                13,133
St. Louis MO Airport Rev. Airport Dev. Program   5.625%                 7/1/2014 (1)                  10,260                11,626
St. Louis MO Airport Rev. Airport Dev. Program   5.625%                 7/1/2015 (1)                   5,000                 5,650
                                                                                                                      ------------
                                                                                                                            81,053
                                                                                                                      ------------
MONTANA (0.1%)
Montana Health Fac. Auth. Rev.
  (Sisters of Charity Health System)              5.25%                12/1/2009 (1)                   3,330                 3,730
Montana Health Fac. Auth. Rev.
  (Sisters of Charity Health System)              5.25%                12/1/2010 (1)                   2,445                 2,700
Montana Health Fac. Auth. Rev.
  (Sisters of Charity Health System)              5.25%                12/1/2011 (1)                   4,980                 5,508
Montana Health Fac. Auth. Rev.
  (Sisters of Charity Health System)              5.25%                12/1/2012 (1)                   2,725                 3,010
                                                                                                                      ------------
                                                                                                                            14,948
                                                                                                                      ------------
NEBRASKA (0.9%)
Nebraska Public Power Dist. Rev.                  5.25%                 1/1/2010 (1)                  26,500                29,486
Nebraska Public Power Dist. Rev.                  5.25%                 1/1/2011 (1)                  10,000                11,076
Nebraska Public Power Dist. Rev.                  5.25%                 1/1/2012 (1)                   5,000                 5,543
Nebraska Public Power Dist. Rev.                  5.25%                 1/1/2013 (1)                  51,565                57,038
Omaha NE Public Power Dist. Electric Rev.         5.50%                 2/1/2007                       5,000                 5,611
                                                                                                                      ------------
                                                                                                                           108,754
                                                                                                                      ------------
NEVADA (2.7%)
Clark County NV Airport Improvement Rev.         5.375%                 7/1/2010 (1)                   8,470                 9,555
Clark County NV Airport Improvement Rev.          5.25%                 7/1/2012 (1)                   4,225                 4,671
Clark County NV GO                                7.50%                 6/1/2006 (2)                   3,575                 4,184
Clark County NV GO                                7.50%                 6/1/2007 (2)                   4,630                 5,577
Clark County NV GO                                7.50%                 6/1/2007 (2)                   4,920                 5,926
Clark County NV GO                                8.00%                 6/1/2008 (2)                   5,285                 6,637
Clark County NV GO                                8.00%                 6/1/2008 (2)                   4,590                 5,764
Clark County NV GO                                7.50%                 6/1/2009 (2)                   1,115                 1,397
Clark County NV GO                                7.50%                 6/1/2009 (2)                   5,710                 7,156
Clark County NV GO                                5.50%                 6/1/2012 (3)                   6,365                 7,125
Clark County NV GO                                5.60%                 6/1/2013 (3)                   7,175                 8,057
Clark County NV GO                               5.625%                 6/1/2014 (3)                   7,450                 8,358
Clark County NV Passenger Fac. Rev.
  (Las Vegas McCarran International Airport)     5.375%                 7/1/2010 (1)                   6,435                 7,259
Clark County NV Passenger Fac. Rev.
  (Las Vegas McCarran International Airport)     5.375%                 7/1/2011 (1)                   9,445                10,530
Clark County NV Passenger Fac. Rev.
  (Las Vegas McCarran International Airport)     5.375%                 7/1/2012 (1)                   8,295                 9,251
Clark County NV School Dist. GO                  5.375%                 5/1/2003 (3)(Prere.)           3,740                 3,778
Clark County NV School Dist. GO                  5.375%                 5/1/2003 (3)(Prere.)           9,195                 9,288
Clark County NV School Dist. GO                   5.70%                6/15/2005 (1)(Prere.)          10,825                11,901
Clark County NV School Dist. GO                  5.875%                6/15/2005 (1)(Prere.)          14,485                15,978
Clark County NV School Dist. GO                  5.875%                6/15/2005 (1)(Prere.)           9,275                10,231
Clark County NV School Dist. GO                   5.60%                6/15/2006 (3)(Prere.)           9,640                10,874
Clark County NV School Dist. GO                   5.90%                6/15/2006 (3)(Prere.)          10,000                11,371
Clark County NV School Dist. GO                   5.50%                6/15/2007 (3)(Prere.)          16,325                18,642
Clark County NV School Dist. GO                  5.625%                6/15/2007 (3)(Prere.)          10,000                11,468
==================================================================================================================================

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
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
                                                                                                        FACE               MARKET
                                                                        MATURITY                      AMOUNT               VALUE*
INTERMEDIATE-TERM TAX-EXEMPT FUND                COUPON                     DATE                       (000)                (000)
----------------------------------------------------------------------------------------------------------------------------------
Clark County NV School Dist. GO                  5.375%                6/15/2016 (1)                  28,385                31,619
Clark County NV School Dist. GO                  5.375%                6/15/2017 (1)                  29,765                32,939
Las Vegas NV Convention & Visitors Auth.          6.00%                 7/1/2011 (2)                  10,000                11,647
Las Vegas NV Convention & Visitors Auth.          6.00%                 7/1/2012 (2)                   5,000                 5,859
Las Vegas NV Convention & Visitors Auth.          6.00%                 7/1/2014 (2)                   4,500                 5,276
Nevada GO                                         6.00%                5/15/2010                       6,680                 7,844
Nevada GO                                         5.25%                5/15/2011                       6,000                 6,675
Truckee Meadows NV Water Auth. Rev.               5.50%                 7/1/2012 (4)                   5,335                 6,051
Truckee Meadows NV Water Auth. Rev.               5.50%                 7/1/2013 (4)                   4,790                 5,393
Washoe County NV Hosp. Medical Center             6.00%                 6/1/2009 (2)                   6,310                 6,739
                                                                                                                      ------------
                                                                                                                           325,020
                                                                                                                      ------------
NEW HAMPSHIRE (0.6%)
New Hampshire Business Finance Auth. PCR
  (Public Service Co. of New Hampshire)           6.00%                 5/1/2021                      25,800                25,996
New Hampshire Business Finance Auth. PCR
  (Public Service Co. of New Hampshire)           6.00%                 5/1/2021 (2)                  21,600                23,191
New Hampshire Business Finance Auth. PCR
  (United Illuminating) PUT                       4.55%                 2/1/2004                      15,000                15,199
New Hampshire IDA                                 5.90%                 8/1/2018                       7,000                 7,214
                                                                                                                      ------------
                                                                                                                            71,600
                                                                                                                      ------------
NEW JERSEY (6.2%)
Camden County NJ Muni. Util. Auth. Rev.           0.00%                 9/1/2003 (3)                  18,545                18,466
Essex County NJ Solid Waste Util. Auth.           5.50%                 4/1/2006 (4)(Prere.)           3,000                 3,386
Gloucester County NJ Improvement Auth.
  Solid Waste Resource Rev. PUT                   6.85%                12/1/2009                       4,000                 4,535
New Jersey Econ. Dev. Auth. Market
  Transition Fac. Rev.                            5.00%                 7/1/2008 (1)                  17,000                19,013
New Jersey Econ. Dev. Auth. Market
  Transition Fac. Rev.                            5.00%                 7/1/2010 (1)                  26,045                29,008
New Jersey Econ. Dev. Auth. Rev.
  (Transp. Project)                               5.50%                 5/1/2008 (4)                  10,520                11,978
New Jersey GO                                     6.00%                7/15/2006                       3,300                 3,738
New Jersey GO                                     5.50%                 8/1/2011                       3,500                 4,016
New Jersey GO                                     5.25%                 7/1/2014 (4)                  25,000                28,444
New Jersey GO                                     5.25%                 7/1/2015 (4)                  50,000                57,009
New Jersey Health Care Fac. Financing Auth. Rev.
  (St. Barnabas Health Care)                      5.25%                 7/1/2010 (1)                   8,050                 8,927
New Jersey Health Care Fac. Financing Auth. Rev.
  (St. Barnabas Health Care)                      5.25%                 7/1/2011 (1)                   8,230                 9,085
New Jersey Health Care Fac. Financing Auth. Rev.
  (St. Barnabas Health Care)                      5.25%                 7/1/2012 (1)                   2,000                 2,206
New Jersey Health Care Fac. Financing Auth. Rev.
  (St. Barnabas Health Care)                      5.25%                 7/1/2014 (1)                   2,850                 3,147
New Jersey Transp. Corp. COP                      5.25%                9/15/2004 (2)                   4,000                 4,219
New Jersey Transp. Corp. COP                      5.50%                9/15/2007 (2)                  14,000                15,901
New Jersey Transp. Corp. COP                      5.50%                9/15/2010 (2)                  12,500                14,350
New Jersey Transp. Corp. COP                      5.50%                9/15/2011 (2)                  45,000                51,680
New Jersey Transp. Corp. COP                      5.75%                9/15/2013 (2)                  25,000                28,937
New Jersey Transp. Corp. COP                      5.75%                9/15/2014 (2)                  28,470                32,930
New Jersey Transp. Trust Fund Auth. Rev.          5.50%                6/15/2005 (1)(Prere.)             990                 1,094
New Jersey Transp. Trust Fund Auth. Rev.          6.00%                6/15/2005 (2)                  11,310                12,390
New Jersey Transp. Trust Fund Auth. Rev.          6.50%                6/15/2005 (2)                   5,000                 5,528
New Jersey Transp. Trust Fund Auth. Rev.          6.00%                6/15/2007 (Prere.)             37,000                43,317
New Jersey Transp. Trust Fund Auth. Rev.          6.00%                6/15/2008                      34,660                39,822
New Jersey Transp. Trust Fund Auth. Rev.          6.50%                6/15/2011 (1)(ETM)              7,510                 9,210
New Jersey Transp. Trust Fund Auth. Rev.          6.50%                6/15/2011 (1)                  12,490                15,189
==================================================================================================================================
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
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
                                                                                                        FACE               MARKET
                                                                        MATURITY                      AMOUNT               VALUE*
                                                 COUPON                     DATE                       (000)                (000)
----------------------------------------------------------------------------------------------------------------------------------
New Jersey Transp. Trust Fund Auth. Rev.          6.00%               12/15/2011 (1)(Prere.)          19,720                23,671
New Jersey Transp. Trust Fund Auth. Rev.          6.00%               12/15/2011 (1)(Prere.)          20,000                24,007
New Jersey Transp. Trust Fund Auth. Rev.          6.00%               12/15/2011 (1)(Prere.)          30,000                36,011
New Jersey Transp. Trust Fund Auth. Rev.          7.00%                6/15/2012 (1)(ETM)              7,510                 9,568
New Jersey Transp. Trust Fund Auth. Rev.          7.00%                6/15/2012 (1)                  12,490                15,813
New Jersey Transp. Trust Fund Auth. Rev.          6.00%               12/15/2014 (1)                  10,280                12,087
New Jersey Turnpike Auth. Rev.                    5.90%                 1/1/2004 (2)                  12,920                13,100
New Jersey Turnpike Auth. Rev.                    4.75%                 1/1/2006 (ETM)                 4,380                 4,534
New Jersey Turnpike Auth. Rev.                    6.50%                 1/1/2009 (2)                  50,000                59,403
New Jersey Turnpike Auth. Rev.                    5.75%                 1/1/2010 (1)                  35,220                40,642
New Jersey Turnpike Auth. Rev.                   5.625%                 1/1/2015 (1)                  16,215                18,441
Rutgers State Univ. NJ                            6.40%                 5/1/2013                       4,675                 5,587
                                                                                                                      ------------
                                                                                                                           740,389
                                                                                                                      ------------
NEW MEXICO (0.3%)
New Mexico Highway Comm. Tax Rev.                 6.00%                6/15/2011                      12,780                14,902
New Mexico Highway Comm. Tax Rev.                 5.75%                6/15/2012                      16,310                18,783
                                                                                                                      ------------
                                                                                                                            33,685
                                                                                                                      ------------
NEW YORK (11.1%)
Long Island NY Power Auth. Electric System Rev.   5.50%                12/1/2009 (2)                   6,000                 6,906
Long Island NY Power Auth. Electric System Rev.  5.125%                 4/1/2012 (1)                  25,195                27,421
Long Island NY Power Auth. Electric System Rev.   5.25%                 6/1/2012                      40,505                43,568
Long Island NY Power Auth. Electric
  System Rev. VRDO                                1.30%                 5/1/2003 LOC                  17,092                17,092
Long Island NY Power Auth. Electric
  System Rev. VRDO                                1.40%                 5/1/2003 LOC                  10,400                10,400
Long Island NY Power Auth. Electric
  System Rev. VRDO                                1.40%                 5/1/2003 LOC                   6,900                 6,900
Metro. New York Transp. Auth. Rev.                5.50%               11/15/2015 (2)                  45,130                51,454
Metro. New York Transp. Auth. Rev.
  (Commuter Fac.)                                 5.00%                 1/1/2012 (1)(Prere.)           8,100                 9,098
Metro. New York Transp. Auth. Rev.
  (Dedicated Petroleum Tax)                       5.50%                 4/1/2015 (1)(Prere.)           4,500                 5,238
Metro. New York Transp. Auth. Rev.
  (Service Contract)                              5.40%                 7/1/2003 (ETM)                 5,860                 5,903
Metro. New York Transp. Auth. Rev.
  (Service Contract)                              0.00%                 7/1/2011 (ETM)                21,200                15,776
Metro. New York Transp. Auth. Rev.
  (Transit Rev.)                                  7.00%                 7/1/2009 (2)(ETM)             10,000                11,999
Metro. New York Transp. Auth. Rev.
  (Transit Rev.)                                 5.125%                 1/1/2012 (4)(Prere.)           5,030                 5,697
Metro. New York Transp. Auth. Rev.
  (Transit Rev.)                                 5.125%                 1/1/2012 (4)(Prere.)           3,290                 3,726
Metro. New York Transp. Auth. Rev.
  (Transit Rev.)                                 5.125%                 7/1/2012 (4)(ETM)              7,475                 8,300
Metro. New York Transp. Auth. Rev.
  (Transit Rev.)                                  5.50%               11/15/2012 (1)                   5,530                 6,403
Metro. New York Transp. Auth. Rev.
  (Transp. Fac.)                                  5.25%                 7/1/2009 (4)(ETM)             20,000                22,847
Metro. New York Transp. Auth. Rev.
  (Transp. Fac.)                                  5.25%                 1/1/2010 (4)(ETM)              2,575                 2,897
Muni. Assistance Corp. for New York City NY       6.25%                 7/1/2005                       5,000                 5,515
Muni. Assistance Corp. for New York City NY       6.00%                 7/1/2006                       7,000                 7,920
Muni. Assistance Corp. for New York City NY       5.00%                 7/1/2008                      10,000                11,205
Muni. Assistance Corp. for New York City NY       6.00%                 7/1/2008                      10,000                11,545
Nassau County NY GO                               7.00%                 3/1/2004                       7,500                 7,826
Nassau County NY GO                               5.00%                 9/1/2011 (3)                   7,550                 8,236
Nassau County NY GO                               5.00%                 9/1/2012 (3)                   6,720                 7,290
Nassau County NY GO                               5.00%                 9/1/2013 (3)                   5,730                 6,216
New York City NY GO                               7.00%                 8/1/2005                       6,500                 7,203
New York City NY GO                               8.00%                 4/1/2006 (2)                   5,955                 6,969
New York City NY GO                               5.70%                 8/1/2007                       9,800                10,843
New York City NY GO                               5.90%                 8/1/2009                       6,125                 6,643
New York City NY GO                               5.90%                 8/1/2010                       4,750                 5,099
New York City NY GO                               6.00%                 8/1/2011                       5,600                 6,200
New York City NY GO                               6.00%                 8/1/2012                       4,000                 4,429
New York City NY GO                              5.875%                8/15/2012 (3)                   7,000                 7,860
==================================================================================================================================

65

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE               MARKET
                                                                        MATURITY                      AMOUNT               VALUE*
INTERMEDIATE-TERM TAX-EXEMPT FUND                COUPON                     DATE                       (000)                (000)
----------------------------------------------------------------------------------------------------------------------------------
New York City NY GO                               5.75%                 8/1/2013 (2)                   8,500                 9,745
New York City NY GO                               5.75%                 8/1/2015 (2)                  38,000                43,446
New York City NY GO VRDO                          1.35%                 5/1/2003 (1)                   1,725                 1,725
New York City NY GO VRDO                          1.35%                 5/7/2003 LOC                  16,100                16,100
New York City NY IDA
  (USTA National Tennis Center)                  6.375%               11/15/2007 (4)                   6,200                 6,796
New York City NY IDA
  (USTA National Tennis Center)                   6.40%               11/15/2008 (4)                   4,105                 4,498
New York City NY IDA
  (USTA National Tennis Center)                   6.50%               11/15/2009 (4)                   6,745                 7,401
New York City NY IDA
  (USTA National Tennis Center)                   6.50%               11/15/2010 (4)                   3,500                 3,838
New York City NY Muni. Water Finance Auth.
  Water & Sewer System Rev.                       5.30%                6/15/2006                      19,065                19,983
New York City NY Muni. Water Finance Auth.
  Water & Sewer System Rev.                      5.375%                6/15/2019                       7,500                 8,198
New York City NY Muni. Water Finance Auth.
  Water & Sewer System Rev. VRDO                  1.40%                 5/1/2003 (3)                   3,000                 3,000
New York City NY Muni. Water Finance Auth.
  Water & Sewer System Rev. VRDO                  1.40%                 5/1/2003 (3)                  24,300                24,300
New York City NY Muni. Water Finance Auth.
  Water & Sewer System Rev. VRDO                  1.40%                 5/1/2003 (3)                  14,500                14,500
New York City NY Transitional Finance Auth. Rev.  1.27%                 5/7/2003                      19,400                19,400
New York City NY Transitional Finance Auth. Rev.  5.50%               11/15/2008                       2,000                 2,284
New York City NY Transitional Finance Auth. Rev.  5.75%                8/15/2009 (3)(Prere.)          14,740                17,449
New York City NY Transitional Finance Auth. Rev.  5.00%               11/15/2009                       3,550                 3,912
New York City NY Transitional Finance Auth. Rev.  5.50%                2/15/2010 (Prere.)              3,500                 4,068
New York City NY Transitional Finance Auth. Rev.  5.75%                2/15/2010 (Prere.)              4,365                 5,140
New York City NY Transitional Finance Auth. Rev. 5.125%                11/1/2010                       7,570                 8,359
New York City NY Transitional Finance Auth. Rev.  5.00%               11/15/2010                       6,375                 6,914
New York City NY Transitional Finance Auth. Rev.  5.00%               11/15/2010                      10,000                10,980
New York City NY Transitional Finance Auth. Rev. 5.125%                11/1/2011                       7,245                 7,959
New York City NY Transitional Finance Auth. Rev.  5.25%               11/15/2011                      12,585                13,944
New York City NY Transitional Finance Auth. Rev.  5.50%                2/15/2012                       5,945                 6,689
New York City NY Transitional Finance Auth. Rev.  5.25%                 5/1/2012                       3,475                 3,834
New York City NY Transitional Finance Auth. Rev. 5.125%                11/1/2012                       7,000                 7,687
New York City NY Transitional Finance Auth. Rev. 5.875%                11/1/2012                       6,000                 6,944
New York City NY Transitional Finance Auth. Rev.  5.25%               11/15/2012                       5,000                 5,542
New York City NY Transitional Finance Auth. Rev. 5.375%                 2/1/2013                      14,000                15,570
New York City NY Transitional Finance Auth. Rev. 5.125%                11/1/2013                       6,000                 6,580
New York City NY Transitional Finance Auth. Rev. 5.375%                 2/1/2014                       5,000                 5,569
New York City NY Transitional Finance Auth. Rev.  5.75%                2/15/2014                       5,960                 6,816
New York City NY Transitional Finance Auth. Rev. 5.125%               11/15/2014 (3)                   5,195                 5,614
New York City NY Transitional Finance Auth. Rev.  5.25%                 8/1/2018 (2)                   5,000                 5,459
New York City NY Transitional
  Finance Auth. Rev. VRDO                         1.40%                 5/1/2003                       8,700                 8,700
New York City NY Transitional
  Finance Auth. Rev. VRDO                         1.40%                 5/1/2003                      17,400                17,400
New York City NY Transitional
  Finance Auth. Rev. VRDO                         1.35%                 5/7/2003                      15,000                15,000
New York City NY Transitional
  Finance Auth. Rev. VRDO                         1.35%                 5/7/2003                       1,800                 1,800
New York City NY Transitional
  Finance Auth. Rev. VRDO                         1.35%                 5/7/2003                       8,000                 8,000
New York State Dormitory Auth. Rev.
  (City Univ. of New York)                        5.50%                 7/1/2013                       4,090                 4,568
New York State Dormitory Auth. Rev.
  (City Univ.)                                    6.25%                 7/1/2003 (ETM)                 4,250                 4,287
New York State Dormitory Auth. Rev.
  (City Univ.)                                    6.35%                 7/1/2004 (ETM)                 2,500                 2,651
New York State Dormitory Auth. Rev.
  (City Univ.)                                    6.45%                 7/1/2005 (ETM)                 1,500                 1,663
New York State Dormitory Auth. Rev.
  (City Univ.)                                    5.75%                 7/1/2013 (1)                  14,645                16,998
New York State Dormitory Auth. Rev.
  (City Univ.)                                    5.75%                 7/1/2013 (1)                  11,500                13,525
==================================================================================================================================
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
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
                                                                                                        FACE               MARKET
                                                                        MATURITY                      AMOUNT               VALUE*
                                                 COUPON                     DATE                       (000)                (000)
----------------------------------------------------------------------------------------------------------------------------------
New York State Dormitory Auth. Rev.
  (Jewish Medical Center)                         5.25%                 7/1/2010 (1)                   4,000                 4,405
New York State Dormitory Auth. Rev.
  (Jewish Medical Center)                         5.25%                 7/1/2011 (1)                   8,170                 8,901
New York State Dormitory Auth. Rev.
  (Mental Health Services)                        5.25%                2/15/2011 (1)                   7,370                 8,045
New York State Dormitory Auth. Rev.
  (Second Hosp.)                                  5.00%                2/15/2010 (4)                   4,500                 4,923
New York State Dormitory Auth. Rev.
  (Second Hosp.)                                  5.10%                2/15/2011 (4)                   6,285                 6,840
New York State Dormitory Auth. Rev.
  (Second Hosp.)                                  5.10%                2/15/2011 (2)                   6,000                 6,530
New York State Dormitory Auth. Rev.
  (Second Hosp.)                                  5.10%                2/15/2011 (2)                   4,040                 4,397
New York State Dormitory Auth. Rev.
  (State Univ.)                                   5.90%                5/15/2004 (Prere.)              2,000                 2,139
New York State Dormitory Auth. Rev.
  (State Univ.)                                   5.80%                5/15/2005                       5,400                 5,745
New York State Dormitory Auth. Rev.
  (Univ. of Rochester)                            5.75%                 7/1/2014 (1)                   9,725                10,364
New York State Dormitory Auth. Rev.
  (Univ. System)                                  5.25%                 7/1/2017 (1)                  14,500                15,836
New York State Dormitory Auth. Rev.
  (Upstate Community Colleges)                    5.25%                 7/1/2010 (2)                   3,920                 4,405
New York State Dormitory Auth. Rev.
  (Upstate Community Colleges)                    5.25%                 7/1/2011 (2)                   3,610                 3,996
New York State GO                                 6.00%                10/1/2004                       4,195                 4,475
New York State Medical Care Fac. Finance Agency Rev.
  (Mental Health Services)                       5.375%                2/15/2014 (4)                   4,460                 4,676
New York State Power Auth. Rev.                   5.25%               11/15/2017                      20,710                22,764
New York State Power Auth. Rev.                   5.25%               11/15/2018                      35,425                38,673
New York State Thruway Auth. Rev.
  (Highway & Bridge Trust Fund)                   6.25%                 4/1/2006 (1)                  10,000                11,037
New York State Thruway Auth. Rev.
  (Highway & Bridge Trust Fund)                   5.25%                 4/1/2007 (2)(Prere.)           5,000                 5,702
New York State Thruway Auth. Rev.
  (Highway & Bridge Trust Fund)                   6.25%                 4/1/2010 (4)                   6,725                 7,990
New York State Thruway Auth. Rev.
  (Highway & Bridge Trust Fund)                   5.25%                 4/1/2011 (3)                   4,000                 4,416
New York State Thruway Auth. Rev.
  (Highway & Bridge Trust Fund)                   5.25%                 4/1/2012 (3)                   6,220                 6,877
New York State Thruway Auth. Rev.
  (Highway & Bridge Trust Fund)                   5.50%                 4/1/2012 (1)                  20,000                22,951
New York State Thruway Auth. Rev.
  (Highway & Bridge Trust Fund)                   5.25%                 4/1/2015 (2)                  10,000                11,006
New York State Thruway Auth. Rev.
  (Personal Income Tax)                           5.50%                3/15/2016 (1)                   3,000                 3,379
New York State Thruway Auth. Rev.
  (Service Contract)                             5.375%                 4/1/2009 (1)                  16,500                18,558
New York State Thruway Auth. Rev.
  (Service Contract)                              5.25%                 4/1/2013                       9,545                10,542
New York State Urban Dev. Corp. Rev.
  (Correctional Fac.)                             6.40%                 1/1/2004 (ETM)                 9,685                10,028
Niagara County NY IDA Solid
  Waste Disposal Rev. PUT                         5.45%               11/15/2012                      16,000                16,895
Onondaga County NY PCR
  (Anheuser-Busch Cos., Inc.)                    6.625%                 8/1/2006                      10,000                11,360
Port Auth. of New York & New Jersey Rev.          5.00%                 8/1/2007                       4,900                 5,369
Port Auth. of New York & New Jersey Rev.          5.50%                9/15/2008 (3)                   5,810                 6,541
Port Auth. of New York & New Jersey Rev.          5.25%                7/15/2010                      11,095                11,999
Port Auth. of New York & New Jersey Rev.          5.00%                 8/1/2015                      10,000                10,415
Suffolk County NY Water Auth. Rev.                6.80%                 6/1/2012 (ETM)                10,660                13,072
Triborough Bridge & Tunnel Auth. New York Rev.    6.60%                 1/1/2010 (ETM)                55,325                66,905
Triborough Bridge & Tunnel Auth. New York Rev.    5.50%                 1/1/2012 (ETM)                20,295                22,872
Triborough Bridge & Tunnel Auth. New York Rev.    6.00%                 1/1/2012 (ETM)                12,000                14,181
Triborough Bridge & Tunnel Auth. New York Rev.    5.25%               11/15/2015                       5,000                 5,675
==================================================================================================================================
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
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
                                                                                                        FACE               MARKET
                                                                        MATURITY                      AMOUNT               VALUE*
INTERMEDIATE-TERM TAX-EXEMPT FUND                COUPON                     DATE                       (000)                (000)
----------------------------------------------------------------------------------------------------------------------------------
Triborough Bridge & Tunnel Auth. New York Rev.    5.25%               11/15/2017                      20,000                21,933
Triborough Bridge & Tunnel Auth.
  New York Rev. VRDO                              1.35%                 5/7/2003 (4)                  28,365                28,365
                                                                                                                      ------------
                                                                                                                         1,322,641
                                                                                                                      ------------
NORTH CAROLINA (2.1%)
Concord NC Util. System Rev. VRDO                 1.30%                 5/7/2003 (4)                  14,000                14,000
Cumberland County NC Hosp. Fac. Rev.
  (Cape Fear Hosp.)                               5.25%                10/1/2019                      10,000                10,350
North Carolina Eastern Muni. Power Agency Rev.    5.30%                 1/1/2015                       4,000                 4,200
North Carolina Eastern Muni. Power Agency Rev.   5.375%                 1/1/2016                       3,000                 3,141
North Carolina Eastern Muni. Power Agency Rev.   5.375%                 1/1/2017                       4,700                 4,885
North Carolina GO VRDO                            1.30%                 5/7/2003                       9,000                 9,000
North Carolina GO VRDO                            1.32%                 5/7/2003                       4,600                 4,600
North Carolina Muni. Power Agency Rev.            5.25%                 1/1/2009 (1)                   8,500                 9,561
North Carolina Muni. Power Agency Rev.            5.25%                 1/1/2014 (2)                  26,585                29,770
North Carolina Muni. Power Agency Rev.            5.25%                 1/1/2016 (4)                  10,000                11,044
North Carolina Muni. Power Agency Rev.            5.25%                 1/1/2017 (4)                  15,290                16,771
North Carolina Muni. Power Agency Rev.            5.25%                 1/1/2018 (1)                  69,720                75,947
North Carolina Muni. Power Agency Rev.            5.25%                 1/1/2019 (1)                  38,600                41,759
North Carolina Muni. Power Agency Rev.            5.25%                 1/1/2020 (1)                  10,000                10,736
Winston-Salem NC Water & Sewer System Rev.        5.50%                 6/1/2011 (Prere.)              2,380                 2,767
Winston-Salem NC Water & Sewer System Rev.        5.50%                 6/1/2011 (Prere.)              1,970                 2,290
Winston-Salem NC Water & Sewer System Rev.        5.50%                 6/1/2013                       1,500                 1,706
Winston-Salem NC Water & Sewer System Rev.        5.50%                 6/1/2014                       1,240                 1,412
                                                                                                                      ------------
                                                                                                                           253,939
                                                                                                                      ------------
OHIO (3.0%)
Cleveland OH Airport System Rev.                  5.25%                 1/1/2009 (4)                   8,535                 9,398
Cleveland OH Airport System Rev.                  5.25%                 1/1/2010 (4)                   9,010                 9,873
Cleveland OH Airport System Rev.                  5.25%                 1/1/2012 (4)                   5,000                 5,407
Cleveland OH Airport System Rev.                  5.25%                 1/1/2013 (4)                   5,000                 5,370
Cleveland OH GO                                   5.50%                 8/1/2008 (1)                   6,295                 7,168
Cleveland OH Water Works Rev.                     6.00%                 1/1/2006 (1)                   2,100                 2,336
Cleveland OH Water Works Rev.                     5.25%                 1/1/2009 (4)                  10,110                11,261
Cleveland OH Water Works Rev.                     5.25%                 1/1/2010 (4)                   7,000                 7,789
Cleveland OH Water Works Rev.                    5.375%                 1/1/2013 (4)                   3,455                 3,894
Cuyahoga County OH Hosp. Rev.
  (Cleveland Clinic Foundation) VRDO              1.45%                 5/7/2003 LOC                   3,550                 3,550
Franklin County OH Hosp. Rev.                     5.75%                5/15/2012 (2)                   5,000                 5,117
Hamilton County OH Hosp. Fac. Rev.
  (Health Alliance of Greater Cincinnati) VRDO    1.25%                 5/7/2003 (1)                   4,535                 4,535
Hamilton County OH Hosp. Fac. Rev.
  (Health Alliance of Greater Cincinnati) VRDO    1.34%                 5/7/2003 (1)                  15,347                15,347
Kent State Univ. Ohio VRDO                        1.35%                 5/7/2003 (1)                   8,000                 8,000
Lorain County OH Hosp. Fac. Rev.
  (Catholic Healthcare Partners)                 5.625%                10/1/2012                       6,800                 7,575
Lorain County OH Hosp. Fac. Rev.
  (Catholic Healthcare Partners)                 5.625%                 9/1/2013 (1)                   3,000                 3,388
Lorain County OH Hosp. Fac. Rev.
  (Catholic Healthcare Partners)                 5.625%                10/1/2013                       6,810                 7,530
Lorain County OH Hosp. Fac. Rev.
  (Catholic Healthcare Partners)                 5.625%                10/1/2014                       6,000                 6,630
Lorain County OH Hosp. Fac. Rev.
  (Catholic Healthcare Partners)                 5.625%                10/1/2015                       4,000                 4,393
Ohio Air Quality Dev. Auth.
  (Cincinnati Gas & Electric Co.) VRDO            1.40%                 5/1/2003 LOC                     900                   900
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
                                                                                                        FACE               MARKET
                                                                        MATURITY                      AMOUNT               VALUE*
                                                 COUPON                     DATE                       (000)                (000)
----------------------------------------------------------------------------------------------------------------------------------
Ohio Building Auth. Rev. (Admin. Building Fund)   5.50%                10/1/2013 (4)                   6,605                 7,461
Ohio Building Auth. Rev. (Data Center)            5.75%                10/1/2005                       3,070                 3,379
Ohio Building Auth. Rev.
  (Highway Safety Building)                       6.00%                 4/1/2007 (2)                   4,640                 5,321
Ohio Building Auth. Rev.
  (Highway Safety Building)                       5.75%                10/1/2008 (2)                   5,055                 5,706
Ohio Building Auth. Rev.
  (Highway Safety Building)                      5.375%                10/1/2009 (2)                   4,605                 5,169
Ohio Building Auth. Rev.
  (State Correctional Fac.)                       5.70%                10/1/2003                       3,305                 3,368
Ohio Building Auth. Rev.
  (State Correctional Fac.)                       5.70%                10/1/2004                       2,725                 2,894
Ohio Building Auth. Rev.
  (State Correctional Fac.)                       5.90%                10/1/2004 (1)(Prere.)           4,435                 4,816
Ohio Building Auth. Rev.
  (State Correctional Fac.)                       5.80%                10/1/2006                       4,360                 4,939
Ohio Building Auth. Rev.
  (State Correctional Fac.)                       5.90%                10/1/2007                       2,500                 2,887
Ohio Building Auth. Rev.
  (State Correctional Fac.)                       6.00%                10/1/2007 (2)                   3,710                 4,269
Ohio Building Auth. Rev.
  (State Correctional Fac.)                       5.75%                 4/1/2008 (2)                   5,375                 6,070
Ohio Building Auth. Rev.
  (State Correctional Fac.)                       5.75%                 4/1/2009 (2)                   5,485                 6,234
Ohio Building Auth. Rev.
  (State Correctional Fac.)                       5.50%                10/1/2012 (4)                   5,000                 5,690
Ohio Building Auth. Rev.
  (State Correctional Fac.)                       5.50%                10/1/2013 (4)                   3,000                 3,389
Ohio GO                                          5.625%                 5/1/2010 (Prere.)              5,065                 5,878
Ohio GO                                          7.625%                 8/1/2010                       3,510                 4,508
Ohio GO                                          5.375%                 2/1/2012                       7,255                 8,186
Ohio GO                                          5.375%                 2/1/2013                       7,645                 8,560
Ohio GO                                           5.25%                 8/1/2013 (4)                  12,435                14,178
Ohio GO                                           5.50%                 8/1/2013                       2,945                 3,413
Ohio GO                                          5.375%                 2/1/2014                       5,000                 5,588
Ohio GO                                          5.375%                 2/1/2015                       3,485                 3,880
Ohio GO                                          5.375%                 2/1/2017                       5,500                 6,050
Ohio Higher Educ. Capital Fac. Rev.               5.00%                12/1/2007                       5,000                 5,611
Ohio Higher Educ. Fac. Comm. Rev.
(Case Western Reserve Univ.) VRDO                 1.40%                 5/1/2003                       5,800                 5,800
Ohio Higher Educ. Fac. Comm. Rev.
  (Kenyon College) VRDO                           1.40%                 5/7/2003                       1,900                 1,900
Ohio Housing Finance Agency Mortgage Rev.        5.025%                 3/1/2021                       6,770                 6,828
Ohio Housing Finance Agency Mortgage Rev.         5.45%                 9/1/2031                      17,400                18,043
Ohio Housing Finance Agency Mortgage Rev.        5.625%                 3/1/2032                       8,900                 9,596
Ohio Housing Finance Agency Mortgage Rev. VRDO    1.40%                 5/7/2003                       3,000                 3,000
Ohio Public Fac. Comm. Higher Educ. Capital Fac.  5.25%                 5/1/2005 (2)(Prere.)           5,950                 6,404
Ohio Solid Waste Rev.
  (BP Exploration & Oil Inc.) VRDO                1.40%                 5/1/2003                       4,800                 4,800
Ohio State Univ. General Receipts Rev. VRDO       1.36%                 5/7/2003                      11,800                11,800
Ohio State Univ. General Receipts Rev. VRDO       1.36%                 5/7/2003                       9,700                 9,700
Ohio Turnpike Comm. Turnpike Rev.                 5.50%                2/15/2006 (1)(Prere.)           4,435                 4,983
Ohio Water Dev. Auth. Rev.                        6.00%                12/1/2004 (2)(Prere.)           2,520                 2,580
Univ. of Cincinnati OH General Receipts           5.50%                 6/1/2013 (3)                   2,700                 3,065
Univ. of Cincinnati OH General Receipts           5.50%                 6/1/2014 (3)                   1,000                 1,136
                                                                                                                      ------------
                                                                                                                           356,540
                                                                                                                      ------------
OKLAHOMA (0.3%)
Grand River Dam Auth. Oklahoma Rev.               6.25%                 6/1/2011 (2)                   7,600                 9,085
Oklahoma Dev. Finance Auth. Rev.
  (Hillcrest Hosp.)                               5.75%                8/15/2014                       5,805                 4,833
Oklahoma Turnpike Auth.                           5.50%                 1/1/2009 (3)                   6,000                 6,854
Tulsa OK Muni. Airport Transp. Rev.
  (American Airlines) PUT                         5.80%                12/1/2004                      18,355                10,757
Tulsa OK Muni. Airport Transp. Rev.
  (American Airlines) PUT                         6.00%                12/1/2008                      16,000                 8,964
                                                                                                                      ------------
                                                                                                                            40,493
                                                                                                                      ------------
OREGON (0.9%)
Clackamas County OR Hosp. Fac. Auth. Rev.
  (Legacy Health System)                          5.50%                2/15/2009                       7,715                 8,533
Clackamas County OR Hosp. Fac. Auth. Rev.
  (Legacy Health System)                          5.50%                2/15/2010                       9,955                10,997
==================================================================================================================================
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
                                                                                                        FACE               MARKET
                                                                        MATURITY                      AMOUNT               VALUE*
INTERMEDIATE-TERM TAX-EXEMPT FUND                COUPON                     DATE                       (000)                (000)
----------------------------------------------------------------------------------------------------------------------------------
Clackamas County OR Hosp. Fac. Auth. Rev.
  (Legacy Health System)                          5.75%                 5/1/2012                       2,955                 3,305
Clackamas County OR Hosp. Fac. Auth. Rev.
  (Legacy Health System)                          5.75%                 5/1/2013                       5,580                 6,184
Clackamas County OR Hosp. Fac. Auth. Rev.
  (Legacy Health System)                          5.75%                 5/1/2014                       5,825                 6,429
Clackamas County OR Hosp. Fac. Auth. Rev.
  (Legacy Health System)                          5.75%                 5/1/2015                       4,395                 4,835
Oregon State Dept. Administrative Services        5.00%                 9/1/2009 (4)                  23,030                25,919
Oregon State Dept. Administrative Services        5.75%                 4/1/2010 (4)                   7,560                 8,673
Oregon State Dept. Administrative Services        5.75%                 4/1/2011 (4)                   8,715                 9,976
Oregon State Dept. Administrative Services        5.75%                 4/1/2012 (4)                   2,500                 2,881
Oregon State Dept. Administrative Services        5.75%                 4/1/2013 (4)                   3,000                 3,457
Port Auth. of Portland OR Airport Rev.
  (Portland International Airport)                5.00%                 7/1/2013 (3)                   2,520                 2,651
Port Auth. of Portland OR Airport Rev.
  (Portland International Airport)                5.50%                 7/1/2014 (2)                   5,325                 5,754
Portland OR Sewer System Rev.                     6.00%                 6/1/2007 (3)                   5,600                 6,436
                                                                                                                      ------------
                                                                                                                           106,030
                                                                                                                      ------------
PENNSYLVANIA (4.3%)
Beaver County PA IDA PCR (Ohio Edison) PUT        4.65%                 6/1/2004                      59,000                59,676
Delaware County PA IDA PCR (PECO Energy Co.) PUT  5.20%                10/1/2004                       1,500                 1,560
Delaware County PA IDA Resource Recovery Rev.
  (American Fuel)                                 6.10%                 1/1/2004                       5,000                 5,063
Delaware County PA IDA Resource Recovery Rev.
  (American Fuel)                                 6.10%                 1/1/2007                       7,955                 8,629
Delaware County PA IDA Resource Recovery Rev.
  (American Fuel)                                 6.00%                 1/1/2009                       5,355                 5,797
Delaware County PA IDA Resource Recovery Rev.
  (American Fuel)                                 6.10%                 7/1/2013                       9,750                10,305
Geisinger Health System Auth. of Pennsylvania Rev.
  (Penn State Geisinger Health System) VRDO       1.28%                 5/1/2003                       1,500                 1,500
Geisinger Health System Auth. of Pennsylvania Rev.
  (Penn State Geisinger Health System) VRDO       1.35%                 5/1/2003                       8,200                 8,200
Montgomery County PA IDA PCR (PECO Energy) PUT    5.20%                10/1/2030                      24,500                25,485
Pennsbury PA School Dist. GO                      5.50%                8/15/2014 (3)                   6,000                 6,462
Pennsylvania Convention Center Auth. Rev.         6.25%                 9/1/2004                       6,655                 6,893
Pennsylvania Convention Center Auth. Rev.         6.70%                 9/1/2014 (1)                   4,000                 4,352
Pennsylvania Convention Center Auth. Rev.         6.70%                 9/1/2016 (3)(ETM)              3,000                 3,769
Pennsylvania GO                                   5.00%                 6/1/2003 (1)                   4,500                 4,515
Pennsylvania GO                                   5.50%                 5/1/2005 (3)(Prere.)           8,025                 8,794
Pennsylvania GO                                   5.25%               10/15/2005                      10,400                11,347
Pennsylvania GO                                   5.00%                4/15/2008                       1,370                 1,393
Pennsylvania GO                                   6.00%                 7/1/2008                       8,220                 9,598
Pennsylvania GO                                   5.00%                9/15/2008                       7,150                 8,047
Pennsylvania GO                                  5.375%                5/15/2013 (3)                   3,515                 3,882
Pennsylvania GO                                   5.50%                 5/1/2014 (4)                  10,000                11,461
Pennsylvania GO COP                               5.00%                 7/1/2003 (2)                   4,555                 4,584
Pennsylvania Higher Educ. Assistance Agency
  Student Loan Rev. VRDO                          1.40%                 5/7/2003 (2)                     500                   500
Pennsylvania Higher Educ. Fac. Auth. Health Services Rev.
  (Allegheny/Delaware Valley Obligated Group)     5.00%               11/15/2003 (1)                   7,380                 7,519
==================================================================================================================================
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
                                                                                                        FACE               MARKET
                                                                        MATURITY                      AMOUNT               VALUE*
                                                 COUPON                     DATE                       (000)                (000)
----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Higher Educ. Fac. Auth. Health Services Rev.
  (Allegheny/Delaware Valley Obligated Group)     5.00%               11/15/2004 (1)                   9,295                 9,759
Pennsylvania Higher Educ. Fac. Auth. Health Services Rev.
  (Allegheny/Delaware Valley Obligated Group)     5.00%               11/15/2005 (1)                   7,690                 8,259
Pennsylvania Higher Educ. Fac. Auth. Health Services Rev.
  (Allegheny/Delaware Valley Obligated Group)     5.00%               11/15/2006 (1)                   4,375                 4,777
Pennsylvania Higher Educ. Fac. Auth. Rev.
  (Univ. of Pittsburgh Medical Center)            5.25%                 8/1/2011 (4)                   8,195                 8,998
Pennsylvania Higher Educ. Fac. Auth. Rev.
  (Univ. of Pittsburgh Medical Center)            5.25%                 8/1/2012 (4)                   2,750                 2,978
Pennsylvania Higher Educ. Fac. Auth. Rev.
  (Univ. of Pittsburgh Medical Center)            5.25%                 8/1/2013 (4)                   4,000                 4,326
Pennsylvania Housing Finance Agency Rev.          5.40%                10/1/2024                       4,175                 4,300
Pennsylvania Intergovernmental
  Cooperation Auth. Rev.                          5.25%                6/15/2010 (3)                   6,700                 7,472
Pennsylvania Intergovernmental
  Cooperation Auth. Rev.                          5.25%                6/15/2011 (3)                  10,000                11,131
Pennsylvania Intergovernmental
  Cooperation Auth. Rev.                          5.25%                6/15/2012 (3)                   6,660                 7,415
Pennsylvania Intergovernmental
  Cooperation Auth. Rev.                          5.25%                6/15/2013 (3)                   5,000                 5,551
Pennsylvania Turnpike Comm.
  Oil Franchise Tax Rev.                          5.25%                12/1/2011 (2)                   5,000                 5,593
Pennsylvania Turnpike Comm.
  Oil Franchise Tax Rev.                          5.25%                12/1/2011 (2)                   6,000                 6,711
Philadelphia PA Gas Works Rev.                    5.50%                 7/1/2007 (4)                   8,025                 9,091
Philadelphia PA Gas Works Rev.                    5.50%                 7/1/2009 (4)                  10,820                12,197
Philadelphia PA Gas Works Rev.                    5.25%                 7/1/2010 (4)                  10,180                11,403
Philadelphia PA Gas Works Rev.                    5.25%                 7/1/2011 (4)                   5,000                 5,575
Philadelphia PA GO                               5.125%                5/15/2009 (3)                   2,000                 2,256
Philadelphia PA GO                                5.25%                3/15/2010 (4)                   1,755                 1,967
Philadelphia PA GO                               5.125%                5/15/2010 (3)                  11,695                13,060
Philadelphia PA GO                                5.25%                3/15/2011 (4)                   3,610                 4,007
Philadelphia PA GO                               5.125%                5/15/2011 (3)                  12,290                13,561
Philadelphia PA GO                                5.25%                3/15/2012 (4)                   3,000                 3,332
Philadelphia PA GO                               5.125%                5/15/2012 (3)                   4,975                 5,487
Philadelphia PA GO                               5.125%                5/15/2013 (3)                   5,000                 5,496
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
  (Children's Hosp. of Philadelphia) VRDO         1.35%                 5/1/2003                      23,100                23,100
Philadelphia PA IDA Rev.
  (Philadelphia Airport System)                   5.75%                6/15/2011 (3)                   4,695                 5,330
Philadelphia PA Muni. Auth. Rev.                  6.00%                7/15/2003                       1,305                 1,317
Philadelphia PA Parking Auth. Rev.                5.25%                 9/1/2010 (2)                   4,875                 5,473
Philadelphia PA School Dist. GO                   6.25%                 9/1/2005 (2)                   5,000                 5,549
Philadelphia PA School Dist. GO                   6.25%                 9/1/2006 (2)                   2,000                 2,291
Philadelphia PA School Dist. GO                   6.25%                 9/1/2008 (2)                   4,000                 4,745
Philadelphia PA School Dist. GO                   6.25%                 9/1/2009 (2)                   2,080                 2,488
Philadelphia PA School Dist. GO                   5.25%                 4/1/2011 (1)                   3,920                 4,354
Philadelphia PA School Dist. GO                   5.50%                 8/1/2012 (3)                  10,815                12,390
Philadelphia PA Water & Waste Water Rev.          6.25%                 8/1/2007 (1)                   5,000                 5,823
Pittsburgh PA GO                                  5.20%                 3/1/2010 (3)                  17,000                18,369
Pittsburgh PA Water & Sewer Auth. Rev.            5.60%                 9/1/2005 (3)(Prere.)           6,000                 6,571
Sayre PA Health Care Fac. Auth. Rev.
  (VHA of Pennsylvania, Pooled Capital Asset
  Financial Program) VRDO                         1.40%                 5/7/2003 (2)                   8,400                 8,400
Sayre PA Health Care Fac. Auth. Rev.
  (VHA of Pennsylvania, Pooled Capital Asset
  Financial Program) VRDO                         1.40%                 5/7/2003 (2)                   6,300                 6,300
Sayre PA Health Care Fac. Auth. Rev.
  (VHA of Pennsylvania, Pooled Capital Asset
  Financial Program) VRDO                         1.40%                 5/7/2003 (2)                   4,650                 4,650
                                                                                                                      ------------
                                                                                                                           511,183
                                                                                                                      ------------
==================================================================================================================================
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
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
                                                                                                        FACE               MARKET
                                                                        MATURITY                      AMOUNT               VALUE*
INTERMEDIATE-TERM TAX-EXEMPT FUND                COUPON                     DATE                       (000)                (000)
----------------------------------------------------------------------------------------------------------------------------------
PUERTO RICO (1.0%)
Puerto Rico Electric Power Auth. Rev.             5.00%                 7/1/2011 (1)                   5,000                 5,462
Puerto Rico Electric Power Auth. Rev.             5.00%                 7/1/2011 (4)                   3,500                 3,823
Puerto Rico GO                                    5.50%                 7/1/2011 (4)                   8,500                 9,823
Puerto Rico GO                                    5.50%                 7/1/2013 (1)                   5,000                 5,798
Puerto Rico GO                                    5.50%                 7/1/2014 (1)                   5,000                 5,822
Puerto Rico Highway & Transp. Auth. Rev.          6.25%                 7/1/2011 (1)                   2,835                 3,427
Puerto Rico Muni. Finance Agency                  5.75%                 8/1/2012 (4)                   2,470                 2,857
Puerto Rico Muni. Finance Agency                 5.875%                 8/1/2014 (4)                   4,000                 4,662
Puerto Rico Public Buildings
  Auth. Govt. Fac. Rev.                           0.00%                 7/1/2011 (3)                  48,810                36,512
Puerto Rico Public Buildings
  Auth. Govt. Fac. Rev.                           0.00%                 7/1/2012 (3)                  34,465                24,614
Puerto Rico Public Buildings
  Auth. Govt. Fac. Rev.                           5.50%                 7/1/2017 (2)                   6,390                 7,472
Puerto Rico Public Buildings
  Auth. Govt. Fac. Rev.                           5.50%                 7/1/2018 (2)                   6,430                 7,503
                                                                                                                      ------------
                                                                                                                           117,775
                                                                                                                      ------------
RHODE ISLAND (0.3%)
Rhode Island Depositors Econ. Protection Corp.    6.55%                 8/1/2010 (1)(ETM)             18,465                22,236
Rhode Island Depositors Econ. Protection Corp.    6.55%                 8/1/2010 (1)(ETM)              8,385                10,046
Rhode Island GO                                   6.00%                 8/1/2005 (1)                   3,000                 3,302
Rhode Island GO                                   6.00%                 8/1/2006 (1)                   3,000                 3,403
                                                                                                                      ------------
                                                                                                                            38,987
                                                                                                                      ------------
SOUTH CAROLINA (0.8%)
Berkeley County SC Water & Sewer System Rev.      5.00%                 6/1/2007 (1)                   4,140                 4,602
Medical Univ. SC Hosp. Auth. Hosp. Fac. Rev.      6.25%                8/15/2022                      13,000                13,614
Piedmont SC Muni. Power Agency Rev.               5.40%                 1/1/2007 (1)                   1,800                 1,997
Piedmont SC Muni. Power Agency Rev.               5.40%                 1/1/2007 (1)(ETM)              1,400                 1,564
South Carolina Jobs Econ. Dev. Auth. Hosp.
  Improvement Rev. (Palmetto Health Alliance)     7.00%               12/15/2010                      10,500                11,411
South Carolina Jobs Econ. Dev. Auth. Hosp.
  Improvement Rev. (Palmetto Health Alliance)    7.125%               12/15/2015                       7,000                 7,717
South Carolina Public Service Auth. Rev.         5.375%                 1/1/2013 (4)                   7,300                 8,246
South Carolina Public Service Auth. Rev.          5.50%                 1/1/2013 (4)                   5,000                 5,743
South Carolina Transp. Infrastructure Rev.        5.00%                10/1/2010 (1)                   8,000                 8,794
South Carolina Transp. Infrastructure Rev.        5.75%                10/1/2011 (1)                   6,925                 7,987
South Carolina Transp. Infrastructure Rev.        5.75%                10/1/2012 (1)                   6,245                 7,234
South Carolina Transp. Infrastructure Rev.        5.75%                10/1/2013 (1)                   9,020                10,446
South Carolina Transp. Infrastructure Rev.        5.75%                10/1/2014 (1)                   8,495                 9,821
                                                                                                                      ------------
                                                                                                                            99,176
                                                                                                                      ------------
SOUTH DAKOTA
South Dakota Building Auth. Lease Rev.            5.25%                12/1/2010 (2)                   4,800                 5,406
                                                                                                                      ------------
TENNESSEE (0.5%)
Blount County TN Public Building Auth.
  (Local Govt. Public Improvement Bonds) VRDO     1.33%                 5/1/2003                       5,800                 5,800
Knoxville TN Health, Educ. & Housing Board Rev.
  (Univ. Health System, Inc.)                     5.40%                 4/1/2011                       3,465                 3,674
Knoxville TN Health, Educ. & Housing Board Rev.
  (Univ. Health System, Inc.)                     5.50%                 4/1/2012                       2,660                 2,820
Knoxville TN Health, Educ. & Housing Board Rev.
  (Univ. Health System, Inc.)                     5.50%                 4/1/2013                       4,495                 4,734
Knoxville TN Health, Educ. & Housing Board Rev.
  (Univ. Health System, Inc.)                    5.625%                 4/1/2014                       2,000                 2,111
==================================================================================================================================
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
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
                                                                                                        FACE               MARKET
                                                                        MATURITY                      AMOUNT               VALUE*
                                                 COUPON                     DATE                       (000)                (000)
----------------------------------------------------------------------------------------------------------------------------------
Knoxville TN Health, Educ. & Housing Board Rev.
  (Univ. Health System, Inc.)                     5.75%                 4/1/2019                      13,000                13,481
Metro. Govt. of Nashville & Davidson County TN
Water & Sewer Rev.                                7.70%                 1/1/2012 (3)                   5,000                 6,416
Montgomery County TN Public Building Auth. Pooled
Financial Rev. (Tennessee County Loan Pool) VRDO  1.40%                 5/1/2003 LOC                   5,000                 5,000
Shelby County TN GO                              5.625%                 4/1/2005 (Prere.)              1,245                 1,357
Shelby County TN GO                               0.00%                12/1/2011                      10,000                 7,179
Shelby County TN GO                              5.625%                 4/1/2012                       3,755                 4,051
                                                                                                                      ------------
                                                                                                                            56,623
                                                                                                                      ------------
TEXAS (10.4%)
Austin TX Combined Util. System Rev.              5.20%               11/15/2003 (1)                   3,360                 3,434
Austin TX Combined Util. System Rev.              5.75%               11/15/2003 (4)(ETM)                650                   666
Austin TX Combined Util. System Rev.              7.25%               11/15/2003 (ETM)                   395                   408
Austin TX Combined Util. System Rev.              5.30%                5/15/2004 (1)                   5,770                 5,905
Austin TX Combined Util. System Rev.              0.00%               11/15/2010 (2)                   5,000                 3,795
Austin TX Combined Util. System Rev.              0.00%               11/15/2011 (2)                  16,050                11,495
Austin TX Combined Util. System Rev.              0.00%               11/15/2011 (1)                  18,100                12,964
Austin TX Combined Util. System Rev.              0.00%                5/15/2018 (3)                  25,215                12,318
Austin TX Combined Util. System Rev.              0.00%                5/15/2019 (3)                  28,160                12,892
Austin TX Independent School Dist. GO             5.75%                 8/1/2006 (Prere.)              3,470                 3,915
Austin TX Independent School Dist. GO             5.75%                 8/1/2012                       1,530                 1,693
Board of Regents of the Univ. of Texas System Rev.
  Financing System                               5.375%                8/15/2012                       8,290                 9,360
Brazos River Auth. Texas PCR
  (Texas Util. Electric Co.) PUT                  4.95%                 4/1/2004                      65,000                64,925
Brazos River Auth. Texas PCR
  (Texas Util. Electric Co.) PUT                  5.40%                 5/1/2006                      25,000                24,944
Brazos River Auth. Texas PCR
  (Texas Util. Electric Co.) PUT                  5.75%                11/1/2011                       3,500                 3,439
Brazos River TX Harbor Navigation Dist. Brazoria County
  Environmental (Dow Chemical Co. Project) PUT    5.20%                5/15/2008                      66,000                68,303
Carrollton TX Independent School Dist. GO         6.00%                2/15/2009 (Prere.)              2,760                 3,239
Carrollton TX Independent School Dist. GO         6.00%                2/15/2009 (Prere.)              3,105                 3,644
Dallas TX Civic Center Refunding &
  Improvement Rev.                                4.80%                8/15/2011 (1)                   4,635                 4,962
Dallas TX Independent School Dist. GO             5.60%                8/15/2003 (Prere.)              2,220                 2,249
Dallas TX Independent School Dist. GO             5.70%                8/15/2003 (Prere.)              1,230                 1,246
Dallas TX Independent School Dist. GO             5.70%                8/15/2003 (Prere.)              1,180                 1,196
Dallas TX Independent School Dist. GO             5.30%                8/15/2005 (Prere.)              3,780                 4,108
Dallas TX Independent School Dist. GO             5.40%                8/15/2005 (Prere.)              7,890                 8,593
Dallas TX Independent School Dist. GO             5.50%                8/15/2005 (Prere.)             18,300                19,971
Dallas TX Independent School Dist. GO             5.30%                8/15/2008                       1,220                 1,319
Harris County TX Health Fac. Dev. Corp. Rev.
  (Christus Health)                               5.25%                 7/1/2004                       9,000                 9,346
Harris County TX Health Fac. Dev. Corp. Rev.
  (Methodist Hosp.) VRDO                          1.35%                 5/1/2003                      21,200                21,200
Harris County TX Health Fac. Dev. Corp. Rev.
  (St. Luke's Episcopal Hosp.) VRDO               1.35%                 5/1/2003                      16,425                16,425
Harris County TX Health Fac. Dev. Corp. Rev.
  (Texas Medical Center) VRDO                     1.35%                 5/1/2003 (1)                   4,100                 4,100
Harris County TX Sports Auth. Rev.                0.00%               11/15/2023 (1)                   7,000                 2,429
Harris County TX Sports Auth. Rev.                0.00%               11/15/2025 (1)                  11,000                 3,361
Harris County TX Sports Auth. Rev.                0.00%               11/15/2027 (1)                  11,000                 2,984
Harris County TX Sports Auth. Rev.                0.00%               11/15/2031 (1)                   7,570                 1,648
Houston TX Airport System Rev.                    5.75%                 7/1/2011 (4)                   6,560                 7,291
==================================================================================================================================
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
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
                                                                                                        FACE               MARKET
                                                                        MATURITY                      AMOUNT               VALUE*
INTERMEDIATE-TERM TAX-EXEMPT FUND                COUPON                     DATE                       (000)                (000)
----------------------------------------------------------------------------------------------------------------------------------
Houston TX Airport System Rev.                    6.00%                 7/1/2011 (3)                   4,200                 4,699
Houston TX Airport System Rev.                   5.875%                 7/1/2012 (4)                   7,015                 7,788
Houston TX Airport System Rev.                    6.00%                 7/1/2012 (3)                   4,460                 5,008
Houston TX Airport System Rev.                   5.875%                 7/1/2014 (4)                   5,000                 5,543
Houston TX Airport System Special Fac. Rev.
  (Continental Airlines Inc.)                     6.75%                 7/1/2021                      21,000                12,505
Houston TX Airport System Special Fac. Rev.
  (Continental Airlines Inc.)                     6.75%                 7/1/2029                       4,565                 2,696
Houston TX GO                                     7.00%                 3/1/2008                      48,405                56,653
Houston TX GO                                     5.25%                 3/1/2011                       6,000                 6,619
Houston TX GO                                     5.50%                 3/1/2011 (4)                  11,935                13,498
Houston TX GO                                     5.75%                 3/1/2012 (4)                  12,555                14,287
Houston TX GO                                     5.75%                 3/1/2013 (4)                   4,300                 4,918
Houston TX Hotel Occupancy Tax & Special Rev.
  (Convention & Entertainment)                    5.25%                 7/1/2005 (4)(Prere.)           7,085                 7,731
Houston TX Hotel Occupancy Tax & Special Rev.
  (Convention & Entertainment)                    5.50%                 9/1/2010 (2)                   9,155                10,496
Houston TX Hotel Occupancy Tax & Special Rev.
  (Convention & Entertainment)                   5.375%                 9/1/2012 (2)                   4,460                 5,014
Houston TX Hotel Occupancy Tax & Special Rev.
  (Convention & Entertainment)                   5.375%                 9/1/2012 (2)                   9,995                11,237
Houston TX Hotel Occupancy Tax & Special Rev.
  (Convention & Entertainment)                   5.375%                 9/1/2013 (2)                  10,545                11,775
Houston TX Hotel Occupancy Tax & Special Rev.
  (Convention & Entertainment)                    5.75%                 9/1/2013 (2)                  13,840                15,855
Houston TX Hotel Occupancy Tax & Special Rev.
  (Convention & Entertainment)                   5.375%                 9/1/2014 (2)                   6,190                 6,889
Houston TX Hotel Occupancy Tax & Special Rev.
  (Convention & Entertainment)                   5.375%                 9/1/2015 (2)                  10,750                11,917
Houston TX Hotel Occupancy Tax & Special Rev.
  (Convention & Entertainment)                    5.75%                 9/1/2016 (2)                   5,540                 6,280
Houston TX Hotel Occupancy Tax & Special Rev.
  (Convention & Entertainment)                    0.00%                 9/1/2017 (2)                  13,760                 7,040
Houston TX Hotel Occupancy Tax & Special Rev.
  (Convention & Entertainment)                    5.75%                 9/1/2017 (2)                   5,855                 6,606
Houston TX Independent School Dist. GO            0.00%                8/15/2015                       5,355                 3,096
Houston TX Water & Sewer System Rev.              7.00%                12/1/2003 (2)                   1,500                 1,551
Houston TX Water & Sewer System Rev.              0.00%                12/1/2010 (2)                   5,000                 3,788
Houston TX Water & Sewer System Rev.              5.50%                12/1/2014 (4)                  22,500                25,335
Houston TX Water & Sewer System Rev.              5.50%                12/1/2015 (4)                   7,250                 8,140
Lower Colorado River Auth. TX Rev.                5.50%                5/15/2010 (4)                   4,155                 4,700
Lower Colorado River Auth. TX Rev.                5.75%                5/15/2011 (4)                  14,200                16,209
Lower Colorado River Auth. TX Rev.                5.00%                 1/1/2012 (4)(ETM)              2,520                 2,814
Lower Colorado River Auth. TX Rev.               5.375%                5/15/2012 (1)                   3,975                 4,456
Lower Colorado River Auth. TX Rev.               5.375%                5/15/2013 (1)                   3,000                 3,341
Lower Colorado River Auth. TX Rev.               5.375%                5/15/2014 (1)                   4,475                 4,964
Lower Colorado River Auth. TX Rev.               5.875%                5/15/2014 (4)                   5,000                 5,772
Lower Colorado River Auth. TX Rev.               5.875%                5/15/2015 (4)                  24,000                27,708
Lower Colorado River Auth. TX Rev.               5.375%                5/15/2016 (1)                   2,000                 2,198
Lower Colorado River Auth. TX Rev.               5.375%                5/15/2017 (1)                   3,000                 3,277
==================================================================================================================================
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
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
                                                                                                        FACE               MARKET
                                                                        MATURITY                      AMOUNT               VALUE*
                                                 COUPON                     DATE                       (000)                (000)
----------------------------------------------------------------------------------------------------------------------------------
Lower Colorado River Auth. TX Rev.               5.375%                5/15/2019 (1)                   3,000                 3,238
Lower Colorado River Auth. TX Rev.               5.375%                5/15/2020 (1)                   2,000                 2,146
North Texas Health Fac. Dev.                      5.75%                2/15/2010 (1)                   4,115                 4,588
Sabine River Auth. TX PCR
  (Texas Util. Electric Co.) PUT                  5.75%                11/1/2011                       5,900                 5,749
San Antonio TX Electric & Gas Rev.                5.80%                 2/1/2006                       6,120                 6,676
San Antonio TX Electric & Gas Rev.                5.80%                 2/1/2006 (ETM)                 1,535                 1,673
San Antonio TX Electric & Gas Rev.                5.80%                 2/1/2006 (ETM)                   345                   376
San Antonio TX Electric & Gas Rev.                5.25%                 2/1/2007 (Prere.)                610                   685
San Antonio TX Electric & Gas Rev.                5.25%                 2/1/2007 (Prere.)                725                   815
San Antonio TX Electric & Gas Rev.                5.60%                 2/1/2007 (Prere.)                745                   847
San Antonio TX Electric & Gas Rev.                5.25%                 2/1/2009 (Prere.)              2,985                 3,407
San Antonio TX Electric & Gas Rev.                5.25%                 2/1/2010                       6,140                 6,828
San Antonio TX Electric & Gas Rev.                5.25%                 2/1/2010 (Prere.)              7,635                 8,577
San Antonio TX Electric & Gas Rev.                5.75%                 2/1/2010 (Prere.)             20,440                23,791
San Antonio TX Electric & Gas Rev.                5.75%                 2/1/2010 (Prere.)             10,205                11,878
San Antonio TX Electric & Gas Rev.                5.75%                 2/1/2010 (Prere.)             12,100                14,084
San Antonio TX Electric & Gas Rev.                5.75%                 2/1/2010 (Prere.)              9,200                10,708
San Antonio TX Electric & Gas Rev.                5.25%                 2/1/2012                       5,515                 6,097
San Antonio TX Electric & Gas Rev.                5.25%                 2/1/2013                       3,890                 4,289
San Antonio TX Electric & Gas Rev.                5.25%                 2/1/2013 (Prere.)              2,110                 2,408
San Antonio TX Electric & Gas Rev.               5.375%                 2/1/2013                      10,000                11,367
San Antonio TX Electric & Gas Rev.               5.375%                 2/1/2015                       7,250                 8,250
San Antonio TX Electric & Gas Rev.               5.375%                 2/1/2016                      23,315                25,806
San Antonio TX Electric & Gas Rev.               5.375%                 2/1/2017                      13,025                14,326
San Antonio TX Electric & Gas Rev.               5.375%                 2/1/2018                       8,140                 8,896
San Antonio TX Electric & Gas Rev.               5.375%                 2/1/2019                      10,000                10,860
Tarrant County TX Health Resources                5.75%                2/15/2013 (1)                   7,670                 8,448
Texas A & M Univ. Permanent Univ. Fund            5.25%                 7/1/2016                      10,360                11,552
Texas A & M Univ. Permanent Univ. Fund            5.25%                 7/1/2017                      10,000                11,071
Texas A & M Univ. Permanent Univ. Fund            5.25%                 7/1/2018                      10,000                10,992
Texas GO                                          8.00%                10/1/2007                      50,000                62,005
Texas GO Public Finance Auth.                     5.50%                10/1/2009                       7,000                 8,078
Texas GO Public Finance Auth.                     5.50%                10/1/2012                      13,455                15,334
Texas GO Public Finance Auth.                     5.50%                10/1/2013                      19,175                21,659
Texas GO Public Finance Auth.                    5.375%                10/1/2014                      21,310                24,135
Texas Muni. Power Agency Rev.                     0.00%                 9/1/2010 (2)                  11,525                 8,824
Texas Muni. Power Agency Rev.                     0.00%                 9/1/2010 (2)(ETM)                315                   243
Texas Muni. Power Agency Rev.                     0.00%                 9/1/2012 (2)(ETM)                195                   135
Texas Muni. Power Agency Rev.                     0.00%                 9/1/2012 (2)                   4,980                 3,412
Texas Muni. Power Agency Rev.                     0.00%                 9/1/2013 (1)                  11,500                 7,461
Texas Muni. Power Agency Rev.                     0.00%                 9/1/2014 (1)                   5,600                 3,438
Texas Muni. Power Agency Rev.                     0.00%                 9/1/2014 (1)(ETM)                 65                    40
Texas Muni. Power Agency Rev.                     0.00%                 9/1/2015 (1)                  10,000                 5,775
Texas Muni. Power Agency Rev.                     0.00%                 9/1/2017 (1)(ETM)                130                    68
Texas Muni. Power Agency Rev.                     0.00%                 9/1/2017 (1)                  11,700                 5,994
Texas TOB VRDO                                    1.35%                 5/7/2003                      50,000                50,000
Texas Turnpike Auth. Central
  Texas Turnpike System Rev.                      5.00%                 6/1/2008                      53,195                59,194
Tomball TX Hosp. Auth. Rev.                       5.75%                 7/1/2014                       8,500                 8,906
Tomball TX Hosp. Auth. Rev.                       6.00%                 7/1/2019                       3,600                 3,735
                                                                                                                      ------------
                                                                                                                         1,241,034
                                                                                                                      ------------
==================================================================================================================================
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
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
                                                                                                        FACE               MARKET
                                                                        MATURITY                      AMOUNT               VALUE*
INTERMEDIATE-TERM TAX-EXEMPT FUND                COUPON                     DATE                       (000)                (000)
----------------------------------------------------------------------------------------------------------------------------------
UTAH (0.5%)
Intermountain Power Agency Utah Power Supply Rev. 5.25%                 7/1/2009 (1)(ETM)              5,180                 5,814
Intermountain Power Agency Utah Power Supply Rev. 5.25%                 7/1/2009 (1)                  36,060                40,475
Salt Lake City UT Building Auth. Lease Rev.       5.90%                10/1/2004 (1)(Prere.)           4,000                 4,305
Utah Muni. Finance Coop. Local Govt. Rev.        0.00%                  3/1/2010 (4)                   7,000                 5,473
                                                                                                                      ------------
                                                                                                                            56,067
                                                                                                                      ------------
VIRGIN ISLANDS (0.1%)
Virgin Islands Public Finance Auth. Rev.         6.375%                10/1/2019                       5,865                 6,535
                                                                                                                      ------------
VIRGINIA (0.5%)
Chesapeake Bay Bridge & Tunnel Virginia           5.40%                 7/1/2005 (3)                   6,090                 6,609
Virginia Beach VA Refunding & Public Improvement  5.25%                 8/1/2010                       9,690                10,866
Virginia Beach VA Refunding & Public Improvement  5.25%                 8/1/2011                       5,000                 5,573
Virginia Beach VA Refunding & Public Improvement  5.25%                 8/1/2012                       3,000                 3,339
Virginia Beach VA Refunding & Public Improvement  5.25%                 8/1/2013                       1,750                 1,943
Virginia College Building Auth. Educ. Fac. Rev.
  Public Higher Educ.                             5.75%                 9/1/2011                       4,085                 4,717
Virginia College Building Auth. Educ. Fac. Rev.
  Public Higher Educ.                             5.75%                 9/1/2012                       4,310                 4,987
Virginia Public School Auth. Rev.                 5.40%                 6/1/2005 (Prere.)              5,750                 6,334
Virginia Public School Auth. Rev.                 5.00%                 8/1/2008                       7,675                 8,630
Virginia Public School Auth. Rev.                 5.25%                 8/1/2008                       5,585                 6,348
                                                                                                                      ------------
                                                                                                                            59,346
                                                                                                                      ------------
WASHINGTON (0.9%)
Chelan County WA Public Util. Dist.
  (Rock Island Hydro)                             0.00%                 6/1/2015 (1)                  10,000                 5,812
King County WA School Dist. GO                    5.50%                12/1/2016 (3)                   5,635                 6,309
Seattle WA Muni. Light & Power Rev.               5.10%                 5/1/2005                      10,575                10,989
Seattle WA Water System Rev.                      5.00%                12/1/2003                       2,000                 2,045
Seattle WA Water System Rev.                      5.10%                12/1/2004                       4,000                 4,093
Snohomish County WA Mukilteo School Dist.         6.50%                12/1/2011                       5,825                 7,122
Snohomish County WA Public Util. Dist. TOB VRDO   1.30%                 5/7/2003 (4)                  12,900                12,900
Spokane WA Regional Solid Waste
  Management System Rev.                          6.50%                 1/1/2008 (2)                   3,500                 4,041
Spokane WA Regional Solid Waste
  Management System Rev.                          6.50%                 1/1/2009 (2)                   3,000                 3,493
Washington GO                                     6.00%                 7/1/2003                       5,200                 5,243
Washington GO                                     5.75%                 5/1/2004 (Prere.)                 85                    89
Washington GO                                     6.25%                 2/1/2011                       6,680                 7,847
Washington GO                                     5.50%                 7/1/2011                       6,755                 7,614
Washington GO                                     5.00%                 1/1/2013                       4,925                 5,316
Washington GO                                     5.70%                10/1/2015 (4)                  10,000                11,561
Washington Health Care Fac. Auth.
  (Sisters of Providence)                         6.00%                10/1/2003 (2)                   5,270                 5,373
Washington Health Care Fac. Auth.
  (Sisters of Providence)                         6.00%                10/1/2004 (2)                   5,515                 5,863
Washington Health Care Fac. Auth.
  (Sisters of Providence)                         6.00%                10/1/2005 (2)                   4,830                 5,308
                                                                                                                      ------------
                                                                                                                           111,018
                                                                                                                      ------------
WEST VIRGINIA (0.2%)
West Virginia Building Comm. Rev.                 5.25%                 7/1/2008 (1)                   2,150                 2,418
West Virginia GO                                  5.25%                 6/1/2016 (4)                  10,000                10,985
West Virginia School Building Auth. Rev.          5.30%                 7/1/2009 (2)                   8,000                 9,024
West Virginia State Road GO                       5.75%                 6/1/2013                       5,000                 5,747
                                                                                                                      ------------
                                                                                                                            28,174
                                                                                                                      ------------
==================================================================================================================================

76

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE               MARKET
                                                                        MATURITY                      AMOUNT               VALUE*
                                                 COUPON                     DATE                       (000)                (000)
----------------------------------------------------------------------------------------------------------------------------------
WISCONSIN (1.1%)
Green Bay WI PCR (Procter & Gamble)               5.15%                 5/1/2004                       9,600                 9,946
Wisconsin GO                                      5.20%                 5/1/2006 (Prere.)              4,150                 4,578
Wisconsin GO                                      5.75%                 5/1/2011 (Prere.)             20,315                23,790
Wisconsin GO                                      5.75%                 5/1/2011 (Prere.)             20,000                23,422
Wisconsin GO                                      5.75%                 5/1/2012                      18,000                20,688
Wisconsin GO                                      5.50%                 5/1/2013 (1)                   7,000                 8,066
Wisconsin GO                                      5.50%                 5/1/2014 (1)                  18,000                20,836
Wisconsin GO                                      5.25%                 5/1/2015 (1)                   5,000                 5,485
Wisconsin GO                                      5.50%                 5/1/2015 (1)                  10,000                11,616
                                                                                                                      ------------
                                                                                                                           128,427
                                                                                                                      ------------
----------------------------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
  (Cost $11,130,412)                                                                                                   11,793,215
----------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (1.2%)
Other Assets-Note B                                                                                                       204,875
Liabilities                                                                                                               (62,455)
                                                                                                                      ------------
                                                                                                                          142,420
                                                                                                                      ------------
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)                                                                                                     $11,935,635
==================================================================================================================================

- See Note A in Notes to Financial Statements.
* Securities with a value of $16,642,000 have been segregated as initial margin for open futures contracts.
**Non-income-producing security-interest payments in default.
++Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2003, the value of this security was $50,000,000, representing 0.4% of net assets.

For key to abbreviations and other references, see page 108.

================================================================================
AT APRIL 30, 2003, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
                                                                          AMOUNT
                                                                           (000)
--------------------------------------------------------------------------------
Paid-in Capital                                                     $11,388,037
Undistributed Net Investment Income                                          -
Accumulated Net Realized Losses                                        (108,124)
Unrealized Appreciation (Depreciation)
  Investment Securities                                                 662,803
  Futures Contracts                                                      (7,081)
--------------------------------------------------------------------------------
NET ASSETS                                                          $11,935,635
================================================================================

Investor Shares-Net Assets
Applicable to 530,496,847 outstanding $.001
  par value shares of beneficial interest (unlimited authorization)  $7,243,061
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-INVESTOR SHARES                                $13.65
================================================================================

Admiral Shares-Net Assets
Applicable to 343,693,636 outstanding $.001
  par value shares of beneficial interest (unlimited authorization)  $4,692,574
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-ADMIRAL SHARES                                 $13.65
================================================================================
See Note D in Notes to Financial Statements for the tax-basis components of net assets.

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE               MARKET
                                                                        MATURITY                      AMOUNT               VALUE*
INSURED lONG TERM TAX-EXEMPT FUND                COUPON                     DATE                       (000)                (000)
----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (100.2%)
----------------------------------------------------------------------------------------------------------------------------------
ALABAMA (0.5%)
Medical Clinic Board of Bessemer AL Rev.
(Bessemer Carraway Hosp.)                         7.25%                 4/1/2015 (1)                 $ 5,000             $  5,021
Medical Clinic Board of Montgomery AL Rev.
(Jackson Hosp.)                                   6.00%              3/1/2026(2)        5,500          6,113
Mobile AL Water & Sewer Comm.                     5.50%                 1/1/2010 (3)                   4,000                4,336
                                                                                                                          --------
                                                                                                                           15,470
                                                                                                                          --------
ALASKA (0.4%)
Anchorage AK Electric Rev.                        8.00%            12/1/2009 (1)                       2,565                3,332
Anchorage AK Electric Rev.                        8.00%            12/1/2010 (1)                       2,960                3,887
North Slope Borough AK GO                         0.00%            6/30/2010 (1)                       4,000                3,078
Valdez AK Marine Terminal Rev.
 (Exxon Pipeline Co.) VRDO                        1.30%                 5/1/2003                       1,700                1,700
                                                                                                                          --------
                                                                                                                           11,997
                                                                                                                          --------
ARIZONA (3.2%)
Arizona State Univ. COP                          5.375%             7/1/2013 (1)                       2,905                3,288
Arizona State Univ. COP                          5.375%             7/1/2014 (1)                       4,340                4,894
Arizona State Univ. COP                          5.375%             7/1/2015 (1)                       4,905                5,506
Arizona State Univ. COP                          5.375%             7/1/2016 (1)                       5,345                5,965
Arizona State Univ. COP                          5.375%             7/1/2017 (1)                       4,460                4,945
Arizona State Univ. COP                          5.375%             7/1/2018 (1)                       5,520                6,080
Arizona State Univ. COP                          5.375%             7/1/2019 (1)                       2,285                2,500
Maricopa County AZ Rev.
 (Samaritan Health Service)                       7.00%            12/1/2016 (1)(ETM)                  8,650               11,231
Mesa AZ Util. System Rev.                         5.25%             7/1/2014 (3)                      10,000               11,437
Phoenix AZ Civic Improvement Corp. Airport Rev.   5.75%             7/1/2015 (3)                       5,290                5,852
Phoenix AZ Civic Improvement Corp. Airport Rev.   5.75%             7/1/2016 (3)                       5,595                6,177
Phoenix AZ Civic Improvement Corp. Airport Rev.  5.875%             7/1/2017 (3)                       5,915                6,572
Phoenix AZ Civic Improvement Corp. Airport Rev.  5.875%             7/1/2019 (3)                       6,630                7,361
Phoenix AZ Civic Improvement Corp. Airport Rev.  5.875%             7/1/2020 (3)                       6,770                7,497
Tucson AZ Water System Rev.                       5.50%             7/1/2017 (3)                       4,850                5,499
                                                                                                                         ---------
                                                                                                                           94,804
                                                                                                                         ---------
ARKANSAS (0.3%)
North Little Rock AR Electric Rev.                6.50%             7/1/2010 (1)                       3,500                4,231
North Little Rock AR Electric Rev.                6.50%             7/1/2015 (1)                       4,500                5,563
                                                                                                                         ---------
                                                                                                                            9,794
                                                                                                                         ---------
CALIFORNIA (8.0%)
Alameda CA Corridor Transp. Auth. Rev.            0.00%            10/1/2030 (1)                      22,625                5,291
California Dept. of Water Resources Water System Rev.
(Central Valley)                                  5.25%            12/1/2015 (3)                       7,000                7,887
California Dept. of Water Resources Water System Rev.
(Central Valley)                                  5.25%            12/1/2016 (3)                      10,000               11,187
California Dept. of Water Resources Water System Rev.
(Central Valley)                                  5.25%            12/1/2017 (3)                      10,050               11,163
California Dept. of Water Resources Water System Rev.
(Central Valley)                                  5.25%            12/1/2018 (3)                       7,890                8,695
California Dept. of Water Resources Water System Rev.
(Central Valley)                                  5.25%            12/1/2019 (3)                       5,310                5,810
California Health Fac. Finance Auth. Rev.
(Pomona Valley Hosp.)                             5.75%             7/1/2015 (1)                       8,205                9,368
California Housing Finance Agency Home
Mortgage Rev. VRDO                                1.28%             5/1/2003 (4)                       5,000                5,000

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE               MARKET
                                                                        MATURITY                      AMOUNT               VALUE*
                                                 COUPON                     DATE                       (000)                (000)
----------------------------------------------------------------------------------------------------------------------------------
California Infrastructure & Econ. Dev.
 Bank Rev. VRDO                                   1.35%             5/1/2003 (2)                     $20,800             $ 20,800
California RAN FR                                 1.32%                 5/7/2003                      10,000                9,985
California RAN FR                                 1.37%                 5/7/2003                      20,000               19,930
Los Angeles CA Unified School Dist. GO            5.25%             7/1/2019 (4)                       9,000                9,853
Los Angeles CA Unified School Dist. GO            5.25%             7/1/2020 (4)                       9,000                9,798
Modesto CA Irrigation Dist. Finance Auth. Rev.
(Woodland Project)                                6.50%            10/1/2022 (2)(ETM)                 20,225               25,700
MSR California Public Power Agency
 (San Juan Project)                              6.125%             7/1/2013 (2)                       9,000               10,818
MSR California Public Power Agency
 (San Juan Project)                               6.75%             7/1/2020 (1)(ETM)                 12,895               16,309
Pasadena CA COP (City Hall & Park Improvement
 Project) VRDO                                    1.35%             5/7/2003 (2)                       6,000                6,000
Sacramento CA Muni. Util. Dist. Rev.              6.50%             9/1/2013 (1)                       8,895               10,823
San Joaquin Hills CA Transp. Corridor
 Agency Toll Road Rev.                            0.00%            1/15/2032 (1)                      70,150               15,408
San Joaquin Hills CA Transp. Corridor
 Agency Toll Road Rev.                            0.00%            1/15/2034 (1)                       8,135                1,603
San Joaquin Hills CA Transp. Corridor
 Agency Toll Road Rev.                            0.00%            1/15/2036 (1)                       5,000                  879
Santa Clara CA Redev. Agency (Bayshore North)     7.00%             7/1/2010 (2)                       2,000                2,423
Santa Rosa CA Waste Water Rev.                    6.00%             9/1/2015 (3)                       5,000                5,967
Ukiah CA Electric Rev. 6.25% 6/1/2018 (1) 6,330 7,842
                                                                                                                         ---------
                                                                                                                          238,539
                                                                                                                         ---------
COLORADO (5.4%)
Colorado Springs CO Util. System Rev.            5.375%               11/15/2016 (2)                  12,790               14,313
Colorado Springs CO Util. System Rev.            5.375%               11/15/2017 (2)                  13,490               14,994
Colorado Springs CO Util. System Rev.            5.375%               11/15/2018 (2)                  10,000               11,040
E-470 Public Highway Auth. Colorado Rev.          0.00%                 9/1/2008 (1)                  14,355               12,265
E-470 Public Highway Auth. Colorado Rev.          0.00%                 9/1/2009 (1)                  16,500               13,415
E-470 Public Highway Auth. Colorado Rev.          0.00%                 9/1/2015 (1)                   5,795                3,343
E-470 Public Highway Auth. Colorado Rev.          0.00%                 9/1/2019 (1)                   8,000                3,593
E-470 Public Highway Auth. Colorado Rev.          0.00%                 9/1/2024 (1)                  17,000                5,569
E-470 Public Highway Auth. Colorado Rev.          0.00%                 9/1/2025 (1)                   4,900                1,507
E-470 Public Highway Auth. Colorado Rev.          0.00%                 9/1/2029 (1)                  23,500                5,761
E-470 Public Highway Auth. Colorado Rev.          0.00%                 9/1/2030 (1)                  20,000                4,648
E-470 Public Highway Auth. Colorado Rev.          0.00%                 9/1/2032 (1)                  41,000                8,544
E-470 Public Highway Auth. Colorado Rev.          5.75%                 9/1/2035 (1)                   9,750               10,950
Northern Colorado Water Conservation Dist. Rev.   6.50%                12/1/2012 (2)                  20,575               24,123
Northwest Parkway Public Highway Auth.
Colorado Convertible Capital Appreciation         0.00%                6/15/2018 (4)                   5,960                4,345
Northwest Parkway Public Highway Auth.
Colorado Convertible Capital Appreciation         0.00%                6/15/2021 (2)                  15,000               10,685
Northwest Parkway Public Highway Auth.
Colorado Convertible Capital Appreciation         0.00%                6/15/2025 (4)                  16,000               11,141
                                                                                                                         ---------
                                                                                                                          160,236
                                                                                                                         ---------
CONNECTICUT (0.7%)
Connecticut GO                                   5.125%               11/15/2016                      10,000               10,898
Connecticut GO                                   5.125%               11/15/2017                       5,000                5,415
Connecticut GO                                   5.125%               11/15/2018                       5,000                5,385
                                                                                                                         ---------
   21,698
                                                                                                                         ---------
DELAWARE (0.5%)
Delaware Health Fac. Auth.
 (Delaware Medical Center)                        7.00%                10/1/2004 (1)(Prere.)           6,000                6,370
Dover DE Electric Rev.                            6.10%                 7/1/2011 (3)                   2,000                2,048
Dover DE Electric Rev.                            5.75%                 7/1/2015 (3)                   5,225                5,347
                                                                                                                          --------
                                                                                                                           13,765
                                                                                                                          --------

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE               MARKET
                                                                        MATURITY                      AMOUNT               VALUE*
INSURED lONG TERM TAX-EXEMPT FUND                COUPON                     DATE                       (000)                (000)
----------------------------------------------------------------------------------------------------------------------------------
FLORIDA (3.3%)
Broward County FL Airport System Rev.             5.25%                10/1/2010 (1)                 $11,365             $ 12,460
Davie FL Water & Sewer Rev.                      6.375%                10/1/2012 (2)                   2,620                3,225
Miami-Dade County FL School Board COP             6.00%                10/1/2017 (4)                   5,765                6,764
Orange County FL Health Fac. Auth. Rev.
(Adventist Sunbelt Group)                         6.25%               11/15/2010 (2)                   4,000                4,530
Orlando & Orange County FL Expressway Auth.       8.25%                 7/1/2013 (3)                   9,695               13,370
Palm Beach County FL Criminal Justice Fac. Rev.   7.20%                 6/1/2015 (3)                   4,000                5,298
Sarasota County FL Public Hosp. Rev.
(Sarasota Memorial Hosp.)                         5.75%                10/1/2017 (1)                  14,500               16,374
Tampa FL Util. Rev.                               6.75%                10/1/2010 (2)                   9,330               11,535
Tampa FL Util. Rev.                               6.75%                10/1/2011 (2)                   9,965               12,453
Tampa FL Util. Rev.                               6.75%                10/1/2012 (2)                  10,635               13,409
                                                                                                                           -------
                                                                                                                           99,418
                                                                                                                           -------
GEORGIA (3.8%)
Atlanta GA Water & Wastewater Rev.                5.50%                11/1/2015 (3)                   8,500                9,937
Atlanta GA Water & Wastewater Rev.                5.50%                11/1/2016 (3)                   7,000                8,183
Atlanta GA Water & Wastewater Rev.                5.50%                11/1/2017 (3)                   8,000                9,349
Atlanta GA Water & Wastewater Rev. VRDO           1.40%                 5/1/2003 (4)                   3,500                3,500
Burke County GA Dev. Auth. PCR
(Oglethorpe Power Corp.) VRDO                     1.35%                 5/1/2003 (2)                   2,015                2,015
Burke County GA Dev. Auth. PCR
(Oglethorpe Power Corp.) VRDO                     1.33%                 5/7/2003 (3)(Prere.)          14,310               14,310
Dalton County GA Dev. Auth.
 (Hamilton Health Care System)                    5.50%                8/15/2026 (1)                  12,000               13,313
George L. Smith Georgia World Congress Center Auth. Rev.
(Domed Stadium)                                   5.70%                 7/1/2013 (1)                   5,000                5,548
George L. Smith Georgia World Congress Center Auth. Rev.
(Domed Stadium)                                   5.75%                 7/1/2014 (1)                   5,000                5,588
George L. Smith Georgia World Congress Center Auth. Rev.
(Domed Stadium)                                   5.75%                 7/1/2015 (1)                   3,680                4,091
George L. Smith Georgia World Congress Center Auth. Rev.
(Domed Stadium)                                   5.50%                 7/1/2020 (1)                  24,740               26,292
Henry County GA School Dist. GO                   6.45%                 8/1/2011 (1)                   4,000                4,774
Private Colleges & Univ. Fac. Auth. of Georgia Rev.
(Mercer Univ.)                                    6.50%                11/1/2015 (1)(ETM)              5,000                6,237
                                                                                                                          --------
                                                                                                                          113,137
                                                                                                                          --------
HAWAII (4.6%)
Hawaii Airport System Rev.                        6.35%                 7/1/2007 (1)                   8,000                8,225
Hawaii Airport System Rev.                        5.75%                 7/1/2016 (3)                  16,245               17,958
Hawaii Airport System Rev.                        5.75%                 7/1/2017 (3)                  12,175               13,371
Hawaii Dept. of Budget & Finance (Hawaii
 Electric Co. Inc.)                               4.95%                 4/1/2012 (1)                  15,000               16,360
Hawaii Dept. of Budget & Finance (Hawaii
 Electric Co. Inc.)                               5.65%                10/1/2027 (1)                   9,750               10,399
Hawaii GO                                        5.875%                 9/1/2009 (4)(Prere.)           5,110                6,065
Hawaii GO                                         5.50%                 7/1/2014 (4)                  16,305               18,569
Hawaii Highway Rev.                               5.25%                 7/1/2011                       1,150                1,275
Honolulu HI City & County GO                      8.00%                10/1/2010                       8,695               11,303
Honolulu HI City & County GO                      8.00%                10/1/2010 (ETM)                 2,305                3,042
Univ. of Hawaii Univ. System Rev.                 5.50%                7/15/2018 (3)                   4,615                5,136
Univ. of Hawaii Univ. System Rev.                 5.50%                7/15/2019 (3)                   2,330                2,576
Univ. of Hawaii Univ. System Rev.                 5.50%                7/15/2029 (3)                  21,000               22,535
                                                                                                                          --------
                                                                                                                          136,814
                                                                                                                          --------

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE               MARKET
                                                                        MATURITY                      AMOUNT               VALUE*
                                                 COUPON                     DATE                       (000)                (000)
----------------------------------------------------------------------------------------------------------------------------------
ILLINOIS (7.5%)
Chicago IL Board of Educ. GO                      5.50%                12/1/2031 (3)                 $ 7,000                7,551
Chicago IL GO                                     0.00%                 1/1/2020 (1)                   5,000                3,684
Chicago IL GO                                     0.00%                 1/1/2022 (1)                   5,000                3,620
Chicago IL GO                                     0.00%                 1/1/2024 (1)                   9,490                6,740
Chicago IL GO                                     0.00%                 1/1/2025 (1)                   5,000                3,540
Chicago IL GO                                     0.00%                 1/1/2028 (1)                  10,805                7,626
Chicago IL GO                                     5.50%                 1/1/2038 (1)                  24,845               26,446
Chicago IL Midway Airport Rev.                    5.50%                 1/1/2014 (4)                   6,410                6,993
Chicago IL Midway Airport Rev.                    5.50%                 1/1/2015 (4)                   4,760                5,174
Chicago IL Midway Airport Rev.                    5.50%                 1/1/2016 (4)                   7,135                7,716
Chicago IL Midway Airport Rev.                    5.50%                 1/1/2017 (4)                   7,525                8,087
Chicago IL Midway Airport Rev.                    5.50%                 1/1/2018 (4)                   7,940                8,481
Chicago IL Neighborhoods Alive GO                 5.50%                 1/1/2036 (3)                   4,950                5,242
Chicago IL Neighborhoods Alive GO                 5.75%                 1/1/2040 (3)                   6,250                6,954
Chicago IL O'Hare International Airport Rev.      5.50%                 1/1/2015 (2)                  10,000               10,800
Chicago IL Public Building Comm. GO               7.00%                 1/1/2020 (1)(ETM)*            21,500               28,367
Chicago IL Water Rev.                             5.75%                11/1/2030 (2)                  12,000               14,141
Cook County IL GO                                 7.25%                11/1/2007 (1)(ETM)                715                  819
Cook County IL GO                                 7.25%                11/1/2007 (1)(ETM)              5,285                6,212
Illinois Dev. Finance Auth. PCR
 (Illinois Power Co.)                             7.40%                12/1/2024 (1)                  14,000               15,511
Illinois Educ. Fac. Auth. Rev.
 (Adler Planetarium) VRDO                         1.35%                 5/7/2003 LOC                     800                  800
Illinois Health Fac. Auth. Rev. (Univ. of Chicago
Hosp. & Health Systems) VRDO                      1.35%                 5/1/2003 (1)                   5,395                5,395
Illinois Regional Transp. Auth. (Cook, DuPage, and
Kane Counties) GO                                 7.20%                11/1/2020 (2)                  24,000               32,399
                                                                                                                         --------
                                                                                                                          222,298
                                                                                                                          -------
INDIANA (0.5%)
Indiana Muni. Power Agency Rev.                  6.125%                 1/1/2013 (1)(ETM)             13,250               15,634
Kansas (0.4%)
Kansas Health System Dev. Auth.
 (St. Luke Mission)                              5.375%               11/15/2006 (1)(Prere.)           6,300                7,186
Kansas Health System Dev. Auth.
 (St. Luke Mission)                              5.375%               11/15/2016 (1)                   3,000                3,223
                                                                                                                          -------
                                                                                                                          10,409
                                                                                                                          -------
KENTUCKY (2.4%)
Jefferson County KY Health Fac. Rev.
 (Jewish Hosp. Health)                            5.75%                 1/1/2026 (2)                   3,000                3,277
Kentucky Econ. Dev. Finance Auth. Hosp. Fac. Rev.
(Baptist Healthcare) VRDO                         1.35%                 5/1/2003 (1)                   2,300                2,300
Kentucky Property & Building Comm. Rev.           5.00%                 8/1/2003 (4)                   2,785                2,812
Louisville & Jefferson County KY Metro.
 Sewer Dist.                                      6.00%                5/15/2031 (3)                  51,960               60,096
Louisville & Jefferson County KY Metro.
 Sewer Dist.                                      5.75%                5/15/2033 (3)                   2,335                2,622
                                                                                                                           ------
                                                                                                                           71,107
                                                                                                                           ------
LOUISIANA (1.0%)
New Orleans LA GO                                 0.00%                 9/1/2010 (2)                   8,500                6,536
New Orleans LA GO                                 0.00%                 9/1/2011 (2)                  10,475                7,604
New Orleans LA GO                                 0.00%                 9/1/2013 (2)                   9,000                5,875
Ouachita Parish LA Hosp. Service
(Glenwood Medical Center)                         5.70%                5/15/2016 (4)                   4,900                5,409
Ouachita Parish LA Hosp. Service
(Glenwood Medical Center)                         5.75%                5/15/2021 (4)                   2,950                3,174
                                                                                                                          --------
                                                                                                                           28,598
                                                                                                                          --------

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE               MARKET
                                                                        MATURITY                      AMOUNT               VALUE*
INSURED lONG TERM TAX-EXEMPT FUND                COUPON                     DATE                       (000)                (000)
----------------------------------------------------------------------------------------------------------------------------------
MARYLAND (1.6%)
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Medlantic/Helix)                                 5.25%                8/15/2038 (4)                 $30,000           $   32,337
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Univ. of Maryland Medical System)                7.00%                 7/1/2022 (3)                  12,025               15,692
                                                                                                                          --------
                                                                                                                          48,029
                                                                                                                          --------
MASSACHUSETTS (5.1%)
Massachusetts College Building Auth. Rev.         0.00%                 5/1/2017 (1)(ETM)              7,460                4,022
Massachusetts Dev. Finance Agency Rev.
(Brooks School) VRDO                              1.35%                 5/7/2003 (1)                   2,500                2,500
Massachusetts GAN                                 5.75%                6/15/2012 (4)                  10,000               11,452
Massachusetts GAN                                 5.75%                6/15/2013                      10,000               11,463
Massachusetts GAN                                 5.75%                6/15/2014                      10,000               11,471
Massachusetts GO                                  7.00%                 7/1/2009 (3)(ETM)             22,250               26,909
Massachusetts GO                                  5.50%                11/1/2019                      14,155               15,585
Massachusetts GO                                  5.50%                11/1/2020                      19,275               21,111
Massachusetts GO VRDO                             1.35%                 5/1/2003                       1,800                1,800
Massachusetts Health & Educ. Fac. Auth. Rev.
(Boston College)                                  6.75%                 7/1/2011 (3)                     210                  213
Massachusetts Health & Educ. Fac. Auth. Rev.
(Harvard Univ.) VRDO                              1.20%                 5/7/2003                       4,900                4,900
Massachusetts Health & Educ. Fac. Auth. Rev.
(Lahey Clinic Medical Center)                     7.85%                 7/1/2003 (1)                   3,000                3,033
Massachusetts Health & Educ. Fac. Auth. Rev.
(Massachusetts General Hosp.)                     6.25%                 7/1/2012 (2)                  19,150               22,584
Massachusetts Muni. Wholesale Electric Co.
Power System Rev.                                 5.25%                 7/1/2014 (1)                  11,135               12,328
Massachusetts Water Resources Auth. Rev. VRDO     1.40%                 5/1/2003 LOC                   1,500                1,500
Massachusetts Water Resources Auth. Rev. VRDO     1.35%                 5/7/2003 (3)                   2,200                2,200
                                                                                                                         ---------
                                                                                                                          153,071
                                                                                                                         ---------
MICHIGAN (3.1%)
Detroit MI Sewer System Rev.                      5.45%                 7/1/2007 (3)(ETM)              6,850                7,691
Detroit MI Sewer System Rev.                      5.75%                 1/1/2010 (3)(Prere.)           5,000                5,853
Detroit MI Water Supply System                    5.50%                 7/1/2033 (3)                  22,000               23,595
Michigan Strategic Fund (Detroit Edison)          7.00%                7/15/2008 (1)                  18,375               22,329
Monroe County MI Econ. Dev. Corp. (Detroit Edison)6.95%                 9/1/2022 (3)                  25,000               33,023
                                                                                                                         ---------
                                                                                                                           92,491
                                                                                                                         ---------
MINNESOTA (1.7%)
Minneapolis & St. Paul MN Metro. Airport          5.20%                 1/1/2024 (2)                   7,000                7,300
St. Cloud MN Health Care Rev.
(St. Cloud Hosp. Obligation Group)                5.75%                 5/1/2026 (4)                  37,665               40,671
St. Cloud MN Health Care Rev.
(St. Cloud Hosp. Obligation Group)               5.875%                 5/1/2030 (4)                   2,500                2,726
                                                                                                                          --------
                                                                                                                          50,697
                                                                                                                          --------
MISSOURI (0.2%)
Missouri Health & Educ. Fac. Auth. Health Fac. Rev.
(Lester Cox Medical Center)                       5.25%                 6/1/2015 (1)                   5,000                5,610
                                                                                                                           ------
NEBRASKA (0.4%)
Nebraska Public Power Dist. Rev.                  0.00%                 1/1/2008 (1)                  15,000               13,131
                                                                                                                           ------


81
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
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
                                                                                                        FACE               MARKET
                                                                        MATURITY                      AMOUNT               VALUE*
                                                  COUPON                     DATE                       (000)                (000)
----------------------------------------------------------------------------------------------------------------------------------
Nevada (1.2%)
Clark County NV GO                                6.50%                 6/1/2017 (2)                 $ 5,000            $   6,311
Clark County NV School Dist. GO VRDO              1.30%                 5/1/2003 (4)                  28,600               28,600
                                                                                                                          --------
                                                                                                                           34,911
                                                                                                                          --------
NEW JERSEY (7.7%)
Atlantic County NJ Public Fac. COP                7.40%                 3/1/2012 (3)                   4,335                5,552
Hoboken-Union City-Weehawken NJ
 Sewerage Auth. Rev.                              6.25%                 8/1/2014 (1)                  10,185               12,504
Hoboken-Union City-Weehawken NJ
 Sewerage Auth. Rev.                              6.25%                 8/1/2015 (1)                  10,820               13,385
New Jersey Econ. Dev. Auth. Rev.
 (Transp. Project)                               5.875%                 5/1/2015 (4)                  10,000               11,551
New Jersey Econ. Dev. Auth. Water Fac. Rev.
(United Water Co.) VRDO                           1.30%                 5/1/2003 (2)                   3,800                3,800
New Jersey Health Care Fac. Financing Auth. Rev.
(St. Barnabas Health Care)                        5.25%                 7/1/2015 (1)                   5,750                6,326
New Jersey Health Care Fac. Financing Auth. Rev.
(St. Clares Riverside Medical Center)             5.75%                 7/1/2014 (1)                   3,000                3,197
New Jersey Health Care Fac. Financing Auth. Rev.
(Virtua Health)                                   5.25%                 7/1/2014 (4)                  10,685               11,797
New Jersey Sports & Exposition Auth. Rev.         6.50%                 3/1/2013 (1)                  18,795               22,818
New Jersey Transit Corp. Capital GAN              5.50%                 2/1/2010 (2)                  64,260               64,489
New Jersey Transit Corp. Capital GAN              5.50%                 2/1/2011 (2)                  22,315               22,388
New Jersey Turnpike Auth. Rev.                    6.50%                 1/1/2013 (1)                  30,000               36,802
New Jersey Turnpike Auth. Rev.                    6.50%                 1/1/2016 (1)                   5,000                6,169
New Jersey Turnpike Auth. Rev. VRDO               1.30%                 5/7/2003 (3) LOC               8,900                8,900
                                                                                                                         ---------
                                                                                                                          229,678
                                                                                                                         ---------
NEW MEXICO (1.3%)
Albuquerque NM Hosp. System Rev.
 (Presbyterian Health)                           6.375%                 8/1/2007 (1)                   4,000                4,092
Farmington NM Util. System Rev.                   5.75%                5/15/2013 (3)(ETM)              1,500                1,560
New Mexico Highway Comm. Tax Rev.                 5.25%                6/15/2010                       7,750                8,779
New Mexico Highway Comm. Tax Rev.                 5.25%                6/15/2012 (1)                  19,720               21,880
New Mexico Highway Comm. Tax Rev.                 6.00%                6/15/2015                       3,000                3,513
                                                                                                                         ---------
                                                                                                                           39,824
                                                                                                                         ---------
NEW YORK (9.9%)
Long Island NY Power Auth. Electric System Rev.   0.00%                 6/1/2013 (4)                  17,500               11,728
Metro. New York Transp. Auth. Rev.
(Dedicated Petroleum Tax)                         6.00%                 4/1/2020 (1)(ETM)             18,000               21,940
Metro. New York Transp. Auth. Rev.
 (Transit Rev.) VRDO                              1.35%                 5/7/2003 (4)                  11,145               11,145
Metro. New York Transp. Auth. Rev. VRDO           1.35%                 5/7/2003 (4)                   2,300                2,300
New York City NY GO VRDO                          1.35%                 5/1/2003 (1)                   1,400                1,400
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.                        5.375%                6/15/2016 (4)                  31,265               34,852
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. VRDO                    1.40%                 5/1/2003 (3)                  23,400               23,400
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. VRDO                    1.40%                 5/1/2003 (3)                  29,550               29,550
New York City NY Transitional Finance Auth. Rev.  5.50%                11/1/2013 (3)                  25,485               29,029
New York City NY Transitional Finance Auth. Rev.  5.50%                11/1/2014 (2)                  13,000               14,805
New York City NY Transitional Finance Auth. Rev.  5.50%                11/1/2014 (3)                  14,510               16,574
New York City NY Transitional Finance Auth.
 Rev. VRDO                                        1.40%                 5/1/2003                       3,700                3,700
New York State Housing Finance Agency Rev.
(Nursing Home & Health Care)                      4.70%                11/1/2008 (1)                   6,525                7,214
New York State Housing Finance Agency Rev.
(Nursing Home & Health Care)                      4.80%                11/1/2009 (1)                  12,595               13,879

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
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
                                                                                                        FACE               MARKET
                                                                        MATURITY                      AMOUNT               VALUE*
INSURED lONG TERM TAX-EXEMPT FUND                COUPON                     DATE                       (000)                (000)
----------------------------------------------------------------------------------------------------------------------------------
New York State Housing Finance Agency Rev.
(Nursing Home & Health Care)                      4.90%                11/1/2010 (1)                 $ 4,185             $  4,556
New York State Medical Care Fac. Finance Agency Rev.
(Mental Health Services)                          6.00%                8/15/2015 (1)                     195                  212
New York State Thruway Auth. Rev.
 (Service Contract)                               5.75%                 4/1/2010 (2)(Prere.)           2,500                2,950
New York State Thruway Auth. Rev.
 (Service Contract)                               5.75%                 4/1/2010 (2)(Prere.)           4,000                4,719
New York State Thruway Auth. Rev.
 (Service Contract)                               5.25%                 4/1/2017                       4,200                4,556
New York State Thruway Auth. Rev.
 (Service Contract)                               5.25%                 4/1/2018                       7,275                7,846
New York State Thruway Auth. Rev.
 (Service Contract)                               5.25%                 4/1/2019                      14,125               15,154
Suffolk County NY Water Auth. Rev.                5.75%                 6/1/2013 (2)(ETM)              7,345                7,515
Triborough Bridge & Tunnel Auth. New York Rev.    5.25%                 1/1/2022 (Prere.)             12,325               13,783
Triborough Bridge & Tunnel Auth. New York Rev.    5.50%                 1/1/2022 (Prere.)              7,000                8,053
Triborough Bridge & Tunnel Auth. New York Rev.
 VRDO                                             1.30%                 5/7/2003 (4)                   2,500                2,500
                                                                                                                          --------
                                                                                                                          293,360
                                                                                                                          --------
NORTH CAROLINA (0.5%)
North Carolina Medical Care Rev.
 (Wake County Hosp.)                              5.25%                10/1/2017 (1)                  13,750               14,835
                                                                                                                           -------
NORTH DAKOTA (0.3%)
Mercer County ND PCR (Basin Electric Power)       6.05%                 1/1/2019 (2)                   9,500               10,312
                                                                                                                           -------
OHIO (1.7%)
Cleveland OH Airport System Rev. VRDO             1.35%                 5/7/2003 (4)                   6,400                6,400
Cuyahoga County OH Hosp. Refunding &
 Improvement Rev. (Univ. Hosp.)                  5.625%                1/15/2021 (1)                  11,480               12,615
Franklin County OH Convention Center Rev.         0.00%                12/1/2006 (1)                   4,355                4,045
Kent State Univ. Ohio VRDO                        1.35%                 5/7/2003 (1)                  14,000               14,000
Ohio Air Quality Dev. Auth.
(Cincinnati Gas & Electric Co.) VRDO              1.30%                 5/1/2003 LOC                     700                  700
Ohio GO                                          7.625%                 8/1/2009                       4,345                5,518
Ohio GO VRDO                                      1.35%                 5/7/2003                       4,600                4,600
Ohio Higher Educ. Fac. Comm. Rev.
(Case Western Reserve Univ.) VRDO                 1.40%                 5/1/2003                       3,700                3,700
                                                                                                                          --------
                                                                                                                           51,578
                                                                                                                          --------
OREGON (1.2%)
Oregon Health, Housing, Educ. & Cultural Fac. Auth.
(Lewis & Clark College)                           6.00%                10/1/2013 (1)                   2,250                2,433
Oregon State Dept. Administrative Services        6.00%                 5/1/2010 (2)(Prere.)           6,190                7,379
Oregon State Dept. Administrative Services        6.00%                 5/1/2010 (2)(Prere.)           6,565                7,826
Oregon State Dept. Administrative Services        6.00%                 5/1/2010 (2)(Prere.)           3,175                3,785
Portland OR Sewer System Rev.                     5.50%                 6/1/2017 (1)                  14,250               15,596
                                                                                                                          --------
                                                                                                                           37,019
                                                                                                                          --------
PENNSYLVANIA (5.7%)
Allegheny County PA Airport Rev.
(Pittsburgh International Airport)                5.75%                 1/1/2013 (1)                   4,000                4,563
Armstrong County PA Hosp. Auth. Rev.              6.25%                 6/1/2013 (2)                  18,400               18,839
Dauphin County PA General Auth. Health
System Rev. (Pinnacle Health)                     5.50%                8/15/2028 (1)                   9,415               10,483
Lehigh County PA General Purpose Hosp. Auth. Rev.
(Lehigh Valley Health Network) VRDO               1.28%                 5/1/2003 (1)                   8,290                8,290
Lehigh County PA General Purpose Hosp. Auth. Rev.
(Lehigh Valley Health Network) VRDO               1.28%                 5/1/2003 (2)                   4,800                4,800
Pennsylvania Convention Center Auth. Rev.         6.70%                 9/1/2016 (3)(ETM)              9,970               12,525

84

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
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
                                                                                                        FACE               MARKET
                                                                        MATURITY                      AMOUNT               VALUE*
                                                 COUPON                     DATE                       (000)                (000)
----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Convention Center Auth. Rev.         6.00%                 9/1/2019 (3)(ETM)            $10,000            $  12,151
Pennsylvania Higher Educ. Fac. Auth. Health Services Rev.
(Allegheny/Delaware Valley Obligated Group)      5.875%               11/15/2016 (1)                  10,000               11,302
Pennsylvania Higher Educ. Fac. Auth. Health Services Rev.
(Allegheny/Delaware Valley Obligated Group)      5.875%               11/15/2016 (1)                  10,000               11,302
Pennsylvania Higher Educ. Fac. Auth. Rev.
(State System of Higher Educ.)                    5.50%                 7/1/2015 (2)                  20,805               23,790
Philadelphia PA Water & Waste Water Rev.          7.00%                6/15/2010 (3)                  15,000               18,525
Philadelphia PA Water & Waste Water Rev.          7.00%                6/15/2011 (3)                  16,500               20,554
Pittsburgh PA Water & Sewer Auth. Rev.            7.25%                 9/1/2014 (3)(ETM)              5,000                6,288
South Fork PA Hosp. Auth. Rev.
(Conemaugh Valley Hosp.) VRDO                     1.28%                 5/1/2003 (1)                   6,100                6,100
                                                                                                                         --------
                                                                                                                          169,512
                                                                                                                         --------
PUERTO RICO (0.1%)
Puerto Rico Govt. Dev. Bank VRDO                  1.15%                 5/7/2003 (1)                   2,800                2,800
SOUTH CAROLINA (0.5%)
South Carolina Public Service Auth. Rev.          6.25%                 1/1/2022 (2)                  13,000               14,577
South Dakota (0.4%)
South Dakota Health & Educ. Fac. Auth. Rev.
(McKennan Hosp.)                                 7.625%                 1/1/2008 (1)(Prere.)          10,065               12,206
TENNESSEE (1.4%)
Metro. Govt. of Nashville & Davidson County TN GO 5.50%               10/15/2014 (3)                  16,950               19,259
Metro. Govt. of Nashville & Davidson County TN
Health & Educ. Fac. Board Rev.
(Meharry Medical College)                         6.00%                12/1/2012 (2)                   3,405                4,066
Shelby County TN GO                               5.25%                 4/1/2015                      12,750               14,045
Tennessee Health, Educ. & Housing Fac.
(Methodist Health System)                         5.50%                 8/1/2012 (1)                     815                  881
Tennessee Health, Educ. & Housing Fac.
(Methodist Health System)                         5.50%                 8/1/2012 (1)(ETM)              1,685                1,936
                                                                                                                         --------
                                                                                                                           40,187
                                                                                                                         --------
TEXAS (10.0%)
Dallas-Fort Worth TX International Airport Rev.   5.75%                11/1/2015 (3)                  10,000               11,182
Harris County TX GO                               0.00%                10/1/2015 (1)                  17,545               10,096
Harris County TX Health Fac. Dev. Corp. Rev.
(Methodist Hosp.) VRDO                            1.35%                 5/1/2003                       1,800                1,800
Harris County TX Health Fac. Dev. Corp. Rev.
(Texas Medical Center) VRDO                       1.35%                 5/1/2003 (1)                  30,500               30,500
Harris County TX Hosp. Dist. Rev.                 6.00%                2/15/2013 (1)                  12,910               14,582
Houston TX GO                                    5.375%                 3/1/2013 (4)                   6,500                7,238
Houston TX GO                                    5.375%                 3/1/2015 (4)                   6,485                7,162
Houston TX GO                                     5.50%                 3/1/2015 (4)                   8,440                9,410
Houston TX GO                                    5.375%                 3/1/2016 (4)                   4,210                4,626
Houston TX GO                                     5.50%                 3/1/2016 (4)                   5,235                5,803
Houston TX Hotel Occupancy Tax & Special Rev.
(Convention & Entertainment)                      0.00%                 9/1/2020 (2)                  16,695                7,056
Houston TX Hotel Occupancy Tax & Special Rev.
(Convention & Entertainment)                      0.00%                 9/1/2029 (2)                  23,565                5,762

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
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE               MARKET
                                                                        MATURITY                      AMOUNT               VALUE*
INSURED lONG TERM TAX-EXEMPT FUND                COUPON                     DATE                       (000)                (000)
----------------------------------------------------------------------------------------------------------------------------------
Houston TX Hotel Occupancy Tax & Special Rev.
(Convention & Entertainment)                      0.00%                 9/1/2030 (2)                  12,940             $  3,000
Houston TX Water & Sewer System Rev.              5.50%                12/1/2016 (4)                   7,000                7,810
Houston TX Water & Sewer System Rev.             5.375%                12/1/2027 (3)                   5,000                5,307
Houston TX Water & Sewer System Rev.             5.375%                12/1/2027 (3)                  17,000               18,045
Houston TX Water Conveyance System COP            6.80%               12/15/2010 (2)                   5,490                6,720
Lower Colorado River Auth. TX Rev.                6.00%                5/15/2013 (4)                  12,500               14,617
Lower Colorado River Auth. TX Rev.               5.625%                 1/1/2015 (4)(Prere.)           3,055                3,592
Lower Colorado River Auth. TX Rev.               5.875%                5/15/2015 (4)                   8,000                9,236
Northeast Texas Hosp. Auth.
 (Northeast Medical Center)                       6.00%                5/15/2009 (4)                   3,945                4,532
Northeast Texas Hosp. Auth.
 (Northeast Medical Center)                       6.00%                5/15/2010 (4)                   2,000                2,299
Northeast Texas Hosp. Auth.
 (Northeast Medical Center)                      5.625%                5/15/2017 (4)                   7,425                8,085
Northeast Texas Hosp. Auth.
 (Northeast Medical Center)                      5.625%                5/15/2022 (4)                   7,110                7,588
Texas Muni. Power Agency Rev.                     0.00%                 9/1/2014 (1)                  34,585               21,234
Texas Muni. Power Agency Rev.                     0.00%                 9/1/2014 (1)(ETM)                415                  258
Texas Muni. Power Agency Rev.                     0.00%                 9/1/2015 (1)                  16,815                9,711
Texas Muni. Power Agency Rev.                     0.00%                 9/1/2015 (1)(ETM)                185                  109
Texas Muni. Power Agency Rev.                     0.00%                 9/1/2016 (1)                  13,500                7,351
Texas Muni. Power Agency Rev.                     0.00%                 9/1/2016 (1)(ETM)                150                   83
Texas Muni. Power Agency Rev.                     0.00%                 9/1/2017 (1)                  19,780               10,134
Texas Muni. Power Agency Rev.                     0.00%                 9/1/2017 (1)(ETM)                220                  115
Texas Turnpike Auth. Dallas Northway Rev.
(President George Bush Turnpike)                  0.00%                 1/1/2010 (2)                   6,000                4,711
Texas Water Dev. Board GO                         5.75%                 8/1/2026                       5,595                6,133
Texas Water Dev. Board GO                         5.75%                 8/1/2032                      10,380               11,325
Texas Water Dev. Board Rev.                       5.50%                7/15/2021                       9,825               10,728
Texas Water Finance Assistance GO                 5.50%                 8/1/2024                       7,850                8,467
                                                                                                                         ---------
                                                                                                                          296,407
                                                                                                                         ---------
UTAH (0.9%)
Intermountain Power Agency Utah Power Supply Rev. 5.75%                 7/1/2019 (1)                  23,000               25,852
Virginia (0.6%)
Metro. Washington Airports Auth.
 Airport System Rev.                             5.625%                10/1/2013 (3)                   4,050                4,523
Metro. Washington
 Airports Auth. Airport System Rev.               5.75%                10/1/2014 (3)                   5,270                5,974
Metro. Washington
 Airports Auth. Airport System Rev.               5.75%                10/1/2015 (3)                   5,585                6,294
                                                                                                                          --------
                                                                                                                           16,791
                                                                                                                          --------
WASHINGTON (1.3%)
Chelan County WA Public Util. Chelan Hydro
Consolidated System Rev.                          6.05%                 7/1/2032 (1)                  19,440               21,969
Chelan County WA Public Util. Dist.
 (Rock Island Hydro)                              0.00%                 6/1/2009 (1)                  10,950                8,949
Chelan County WA Public Util. Dist.
 (Rock Island Hydro)                              0.00%                 6/1/2015 (1)                  12,585                7,315
                                                                                                                          --------
                                                                                                                           38,233
                                                                                                                          --------
WEST VIRGINIA (0.9%)
West Virginia Building Comm. Rev.
 (Jail & Correction Fac.)                         7.00%                 7/1/2011 (1)(ETM)              7,325                9,228
West Virginia Building Comm. Rev.
 (Jail & Correction Fac.)                         7.00%                 7/1/2012 (1)(ETM)              7,840                9,997
West Virginia Hosp. Finance Auth. Rev.
 (Charleston Medical Center)                      5.75%                 9/1/2013 (1)                   8,000                8,724
                                                                                                                           -------

                                                                                                                           27,949
                                                                                                                           -------
------------------------------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(Cost $2,704,740)                                                                                                       2,982,778
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Market
                                                                                                                         Value(Y)
                                                                                                                            (000)
------------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.2%)
------------------------------------------------------------------------------------------------------------------------------------
Other Assets-Note B                                                                                                      $ 46,593
Liabilities                                                                                                               (53,931)
                                                                                                                         ---------
                                                                                                                           (7,338)
                                                                                                                         ---------
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)                                                                                                      $2,975,440
==================================================================================================================================
(Y)See Note A in Notes to Financial Statements.
*Securities  with a value of $6,080,000  have been  segregated as initial margin for open futures contracts.
For key to abbreviations and other references, see page 108.
----------------------------------------------------------------------------------------------------------------------------------
AT APRIL 30, 2003, NET ASSETS CONSISTED OF:
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Amount
                                                                                                                            (000)
----------------------------------------------------------------------------------------------------------------------------------
Paid-in Capital                                                                                                        $2,710,485
Undistributed Net Investment Income                                                                                             -
Overdistributed Net Realized Gains                                                                                        (11,979)
Unrealized Appreciation (Depreciation)
 Investment Securities                                                                                                    278,038
 Futures Contracts                                                                                                         (1,104)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                                             $2,975,440
==================================================================================================================================

Investor Shares-Net Assets
Applicable to 151,488,209 outstanding $.001
par value shares of beneficial interest (unlimited authorization)                                                      $1,967,534
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-INVESTOR SHARES                                                                                  $12.99
==================================================================================================================================

Admiral Shares-Net Assets
Applicable to 77,602,692 outstanding $.001
 par value shares of beneficial interest (unlimited authorization)                                                     $1,007,906
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--ADMIRAL SHARES                                                                                  $12.99
==================================================================================================================================
See Note D in Notes to Financial Statements for the tax-basis components of net assets.

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

====================================================================================================================================
                                                                                                        FACE                  MARKET
                                                                        MATURITY                      AMOUNT                  VALUE*
LONG-TERM TAX-EXEMPT FUND                            COUPON                 DATE                       (000)                   (000)
====================================================================================================================================
MUNICIPAL BONDS (98.7%)
------------------------------------------------------------------------------------------------------------------------------------
ALASKA (0.3%)
Valdez AK Marine Terminal Rev.
 (Exxon Pipeline Co.) VRDO                             1.30%            5/1/2003                 $     6,100                   6,100

ARIZONA (1.0%)
Arizona School Fac. Board Rev.
 (State School Improvement)                            5.50%            7/1/2017                       9,610                  10,740
Scottsdale AZ IDA (Memorial Hosp.)                     6.00%            9/1/2012 (2)                   4,000                   4,564
Scottsdale AZ IDA (Memorial Hosp.)                    6.125%            9/1/2017 (2)                   4,700                   5,432
                                                                                                  ----------------------------------
                                                                                                                              20,736
                                                                                                  ----------------------------------
CALIFORNIA (10.9%)
Anaheim CA Public Finance Auth. Lease Rev.             6.00%            9/1/2013 (4)                   7,000                   8,385
Anaheim CA Public Finance Auth. Lease Rev.             6.00%            9/1/2014 (4)                   2,500                   3,017
California Dept. of Veteran Affairs Rev.               5.45%           12/1/2019 (2)                   4,720                   5,132
California GO                                          6.25%            9/1/2012                       5,000                   5,903
California GO                                          6.00%            4/1/2018                       5,000                   5,910
California Health Fac. Finance Auth. Rev.
(Cedars-Sinai Medical Center)                          6.25%           12/1/2034                       5,000                   5,354
California Pollution Control Financing Auth.
Solid Waste Disposal Rev.
 (Shell Oil Co.-Martinez) VRDO                         1.30%            5/1/2003                       7,600                   7,600
California Public Works Board Lease Rev.
(Community College)                                   5.625%            3/1/2016 (2)                  11,370                  12,635
California RAN FR                                      1.32%            5/7/2003                      10,000                   9,985
California RAN FR                                      1.37%            5/7/2003                      15,000                  14,948
California State Dept.
 Water Resources Power Supply Rev.                     6.00%            5/1/2013                       5,000                   5,834
California State Dept.
 Water Resources Power Supply Rev.                     5.50%            5/1/2015 (2)                   6,000                   6,790
California State Dept.
 Water Resources Power Supply Rev.                     6.00%            5/1/2015                       2,500                   2,880
California State Dept.
 Water Resources Power Supply Rev.                     5.50%            5/1/2016 (2)                  10,000                  11,284
California State Dept.
 Water Resources Power Supply Rev.                    5.375%            5/1/2018 (2)                   5,000                   5,523
California Statewide Community Dev. Auth. Rev.
(Irvine Apartments) PUT                                5.10%           5/17/2010                      10,000                  10,592
Foothill/Eastern Corridor Agency
 California Toll Road Rev.                             0.00%            1/1/2028 (ETM)                24,000                   6,929
Fresno CA Sewer Rev.                                   6.25%            9/1/2010 (2)                   6,395                   7,687
Los Angeles CA Dept. of Water & Power Rev.             5.25%            7/1/2015                       5,140                   5,670
Los Angeles CA Harbor Dept. Rev.                       5.50%            8/1/2015 (2)                   4,670                   5,158
Los Angeles County CA Public Works
 Financing Auth. Rev.                                  5.50%           10/1/2011                       5,000                   5,654
Los Angeles County CA Public Works
 Financing Auth. Rev.                                  5.50%           10/1/2012                       6,750                   7,668
San Bernardino County CA Medical Center COP            5.50%            8/1/2024 (1)                  11,295                  12,010
San Bernardino County CA Medical Center COP           6.875%            8/1/2024 (ETM)                18,000                  23,435
San Diego CA Unified School Dist. GO                   0.00%            7/1/2012 (3)                   5,420                   3,742
San Diego CA Unified School Dist. GO                   0.00%            7/1/2013 (3)                   7,160                   4,683
San Francisco CA City & County International
 Airport Rev.                                          5.50%            5/1/2017 (1)                   6,570                   7,076
San Francisco CA City & County International
 Airport Rev.                                          5.50%            5/1/2018 (1)                   6,945                   7,432
Southern California Public Power Auth. Rev.
(Transmission Project)                                 0.00%            7/1/2014                       8,500                   5,205
                                                                                                  ----------------------------------
                                                                                                                             224,121
                                                                                                  ----------------------------------
COLORADO (4.3%)
Colorado Dept. of Transp. Rev.                         6.00%           6/15/2010 (2)(Prere.)          20,000                  23,794
Colorado Dept. of Transp. Rev.                         5.50%           6/15/2011 (1)(Prere.)           6,000                   6,980
Colorado Springs CO Util. System Rev. VRDO             1.30%            5/7/2003                       1,900                   1,900
Denver CO City & County Airport Rev.                   6.00%          11/15/2013 (2)                   7,090                   7,967
Denver CO City & County Airport Rev.                   5.50%          11/15/2016 (3)                  10,000                  10,806

88

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
====================================================================================================================================
                                                                                                        FACE                  MARKET
                                                                        MATURITY                      AMOUNT                  VALUE*
                                                     COUPON                 DATE                       (000)                   (000)
====================================================================================================================================
E-470 Public Highway Auth. Colorado Rev.               0.00%            9/1/2013 (1)             $    10,000                   6,475
E-470 Public Highway Auth. Colorado Rev.               0.00%            9/1/2016 (1)                  10,185                   5,539
E-470 Public Highway Auth. Colorado Rev.               0.00%            9/1/2020 (1)                  15,165                   6,388
E-470 Public Highway Auth. Colorado Rev.               0.00%            9/1/2025 (1)                   9,700                   2,983
E-470 Public Highway Auth. Colorado Rev.               0.00%            9/1/2030 (1)                  10,000                   2,324
E-470 Public Highway Auth. Colorado Rev.               0.00%            9/1/2031 (1)                  15,000                   3,302
E-470 Public Highway Auth. Colorado Rev.               0.00%            9/1/2032 (1)                  10,000                   2,084
E-470 Public Highway Auth. Colorado Rev.               0.00%            9/1/2033 (1)                  45,760                   9,035
                                                                                                  ----------------------------------
                                                                                                                              89,577
                                                                                                  ----------------------------------
CONNECTICUT (0.2%)
Connecticut Dev. Auth. PCR
 (Connecticut Power & Light)                           5.95%            9/1/2028                       3,700                   3,868

DISTRICT OF COLUMBIA (1.4%)
District of Columbia GO                                6.75%            6/1/2005 (1)                      40                      40
District of Columbia GO                                6.00%            6/1/2011 (1)                   5,905                   6,933
District of Columbia GO                                6.00%            6/1/2011 (1)(ETM)              3,085                   3,672
District of Columbia GO                                0.00%            6/1/2012 (1)                  19,000                  13,185
District of Columbia GO                                5.40%            6/1/2012 (2)                   5,000                   5,561
                                                                                                  ----------------------------------
                                                                                                                              29,391
                                                                                                  ----------------------------------
FLORIDA (1.7%)
Jacksonville FL Electric Auth. Rev.
 (Electric System) VRDO                                1.35%            5/1/2003                       5,600                   5,600
Orange County FL School Board COP                     5.375%            8/1/2017 (1)                   5,000                   5,534
Sunrise FL Util. System Rev.                           5.50%           10/1/2018 (2)                  12,000                  13,921
Tallahassee FL Health Fac. Rev.
(Tallahassee Memorial Healthcare, Inc.)               6.375%           12/1/2030                      10,000                  10,330
                                                                                                  ----------------------------------
                                                                                                                              35,385
                                                                                                  ----------------------------------
GEORGIA (3.5%)
Atlanta GA Airport Fac. Rev.                           6.25%            1/1/2013 (3)                   8,000                   9,111
Atlanta GA Airport Fac. Rev.                          5.875%            1/1/2015 (3)                   7,750                   8,891
Atlanta GA Airport Fac. Rev.                          5.875%            1/1/2017 (3)                   7,500                   8,577
Atlanta GA Water & Wastewater Rev.                     5.50%           11/1/2022 (3)                  10,000                  11,402
College Park GA IDA Lease Rev.
 (Civic Center)                                        7.00%            9/1/2010 (ETM)                11,500                  13,873
Fulton County GA COP                                   6.00%           11/1/2015 (2)                   4,815                   5,672
Metro. Atlanta GA Rapid Transp. Auth.
 Georgia Sales Tax Rev.                                6.25%            7/1/2018                      12,170                  14,733
                                                                                                  ----------------------------------
                                                                                                                              72,259
                                                                                                  ----------------------------------
HAWAII (2.2%)
Hawaii Airport System Rev.                             5.75%            7/1/2016 (3)                   5,000                   5,527
Hawaii Airport System Rev.                             5.75%            7/1/2017 (3)                   5,000                   5,491
Hawaii Dept. of Budget & Finance
 (Hawaii Electric Co. Inc.)                            5.75%           12/1/2018 (2)                  12,470                  13,730
Hawaii GO                                             5.875%           10/1/2010 (1)(Prere.)           2,860                   3,383
Hawaii GO                                             5.875%           10/1/2010 (1)(Prere.)           3,220                   3,809
Univ. of Hawaii Univ. System Rev.                      5.50%           7/15/2029 (3)                  12,980                  13,929
                                                                                                  ----------------------------------
                                                                                                                              45,869
                                                                                                  ----------------------------------
ILLINOIS (7.3%)
Chicago IL Board of Educ. GO                           0.00%           12/1/2013 (2)                   5,000                   3,200
Chicago IL Board of Educ. GO                           0.00%           12/1/2014 (2)                   5,000                   3,027
Chicago IL Board of Educ. GO                           0.00%           12/1/2029 (3)                  10,000                   2,402
Chicago IL (City Colleges Improvement) GO              0.00%            1/1/2016 (3)                   8,500                   4,763
Chicago IL GO                                          0.00%            1/1/2035 (3)                  32,670                   6,029
Chicago IL GO                                          0.00%            1/1/2036 (3)                  32,670                   5,703
Chicago IL Metro. Water Reclamation Dist. GO           7.00%            1/1/2011 (ETM)                20,000                  24,597

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
====================================================================================================================================
                                                                                                        FACE                  MARKET
                                                                        MATURITY                      AMOUNT                  VALUE*
LONG-TERM TAX-EXEMPT FUND                            COUPON                 DATE                       (000)                   (000)
====================================================================================================================================
Chicago IL Neighborhoods Alive GO                      5.50%            1/1/2036 (3)             $     6,400                   6,778
Chicago IL Neighborhoods Alive GO                      5.75%            1/1/2040 (3)                  16,690                  18,570
Chicago IL Public Building Comm. GO                    7.00%            1/1/2020 (1)(ETM)              6,000                   7,916
Chicago IL School Finance Auth. GO                     5.50%            1/1/2031 (2)                   8,750                   9,339
Chicago IL Water Rev. VRDO                             1.35%            5/7/2003 LOC                   2,040                   2,040
Illinois Dev. Finance Auth. PCR
 (Illinois Power Co.)                                  7.40%           12/1/2024 (1)                   8,150                   9,030
Illinois Sales Tax Rev.                               6.125%           6/15/2010 (Prere.)              4,500                   5,368
Metro. Pier & Exposition Auth. Illinois
Dedicated Sales Tax Rev.                               6.75%            6/1/2010 (1)                   6,000                   7,184
Metro. Pier & Exposition Auth. Illinois
Dedicated Sales Tax Rev.                               0.00%          12/15/2014 (1)                  16,100                   9,740
Metro. Pier & Exposition Auth. Illinois
Dedicated Sales Tax Rev.                               0.00%           6/15/2028 (1)                  21,850                   5,758
Metro. Pier & Exposition Auth. Illinois
Dedicated Sales Tax Rev.                               0.00%          12/15/2030 (1)                  19,445                   4,468
Metro. Pier & Exposition Auth. Illinois
Dedicated Sales Tax Rev.                               0.00%           6/15/2038 (1)                  30,690                   4,674
Univ. of Illinois Rev.                                 0.00%            4/1/2012 (1)                   5,795                   4,036
Will County IL Community School Dist.                  0.00%           11/1/2013 (4)                  10,000                   6,423
                                                                                                  ----------------------------------
                                                                                                                             151,045
                                                                                                  ----------------------------------
INDIANA (1.0%)
Indiana Office Building Comm. Rev. (Capitol Complex)   6.90%            7/1/2011                      16,875                  20,241
Kentucky (1.4%)
Kentucky Property & Building Comm. Rev.                5.75%           10/1/2014                       6,405                   7,355
Kentucky Property & Building Comm. Rev.               5.375%            8/1/2016 (4)                  13,870                  15,352
Louisville & Jefferson County KY Metro. Sewer Dist.    5.75%           5/15/2033 (3)                   5,000                   5,614
                                                                                                  ----------------------------------
                                                                                                                              28,321
                                                                                                  ----------------------------------
LOUISIANA (2.5%)
De Soto Parish LA PCR
 (Southwestern Electric Power Co.)                     7.60%            1/1/2019                      24,300                  25,063
Louisiana GO                                           5.50%           5/15/2014 (3)                   6,180                   6,953
Louisiana GO                                           5.75%          11/15/2014 (3)                   9,855                  11,387
Louisiana State Gas and Fuels Tax Rev.                5.375%            6/1/2018 (2)                   5,000                   5,507
New Orleans LA GO                                      0.00%            9/1/2016 (2)                   5,785                   3,187
                                                                                                  ----------------------------------
                                                                                                                              52,097
                                                                                                  ----------------------------------
MARYLAND (0.4%)
Maryland Health & Higher Educ. Fac. Auth. Rev.
 (Univ. of Maryland Medical System)                    6.75%            7/1/2030                       7,500                   8,315

MASSACHUSETTS (6.2%)
Massachusetts Bay Transp. Auth. Rev.                   7.00%            3/1/2021                      15,000                  19,515
Massachusetts GAN                                      5.75%           6/15/2014                      10,000                  11,471
Massachusetts GO                                      5.375%           10/1/2010 (Prere.)             10,000                  11,487
Massachusetts GO                                       5.50%           11/1/2017 (1)                   7,000                   8,147
Massachusetts GO                                       5.50%           11/1/2017 (4)                  13,250                  15,421
Massachusetts GO VRDO                                  1.35%            5/1/2003                       2,700                   2,700
Massachusetts GO VRDO                                  1.35%            5/7/2003                       1,100                   1,100
Massachusetts Health & Educ. Fac. Auth. Rev.
(Caritas Christi Obligated Group)                      5.70%            7/1/2015                       9,705                   9,222
Massachusetts Health & Educ. Fac. Auth. Rev.
(Caritas Christi Obligated Group)                     5.625%            7/1/2020                       2,575                   2,294
Massachusetts Port Auth. Rev.                          5.00%            7/1/2018                       3,500                   3,662

90

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
====================================================================================================================================
                                                                                                        FACE                  MARKET
                                                                        MATURITY                      AMOUNT                  VALUE*
                                                     COUPON                 DATE                       (000)                   (000)
====================================================================================================================================
Massachusetts Water Resources Auth. Rev.               6.50%           7/15/2019 *               $    32,000                  40,500
Massachusetts Water Resources Auth. Rev. VRDO          1.30%            5/7/2003 (3)                     600                     600
Massachusetts Water Resources Auth. Rev. VRDO          1.35%            5/7/2003 (3)                   1,000                   1,000
                                                                                                  ----------------------------------
                                                                                                                             127,119
                                                                                                  ----------------------------------
MICHIGAN (3.7%)
Detroit MI GO                                         6.375%            4/1/2007                       4,500                   4,846
Detroit MI Sewer System Rev.                           5.75%            1/1/2010 (3)(Prere.)           5,000                   5,853
Detroit MI Sewer System Rev.                           5.50%            7/1/2029 (3)                  18,000                  20,509
Grand Rapids MI Tax Increment Rev.
(Downtown Project)                                    6.875%            6/1/2024 (1)                   7,500                   8,069
Michigan Building Auth. Rev.                           5.50%          10/15/2016                       5,500                   6,179
Michigan Muni. Bond Auth. Rev.
(Clean Water Revolving Fund)                          5.875%           10/1/2010 (Prere.)              9,250                  11,023
Michigan Muni. Bond Auth. Rev.
(Clean Water Revolving Fund)                          5.875%           10/1/2010 (Prere.)              7,980                   9,510
Univ. of Michigan Hosp. Rev. VRDO                      1.40%            5/1/2003                       1,700                   1,700
Univ. of Michigan Hosp. Rev. VRDO                      1.40%            5/1/2003                       8,800                   8,800
                                                                                                  ----------------------------------
                                                                                                                              76,489
                                                                                                  ----------------------------------
MISSISSIPPI (1.0%)
Mississippi GO                                         6.00%           11/1/2009 (Prere.)              7,250                   8,622
Mississippi GO                                         6.00%           11/1/2009 (Prere.)             10,800                  12,844
                                                                                                  ----------------------------------
                                                                                                                              21,466
                                                                                                  ----------------------------------
MISSOURI (0.7%)
Missouri Health & Educ. Fac. Auth. Health Fac. Rev.
(St. Luke's Episcopal-Presbyterian Hosp.)              5.50%           12/1/2016 (4)                   4,195                   4,611
Missouri Health & Educ. Fac. Auth. Health Fac. Rev.
(St. Luke's Episcopal-Presbyterian Hosp.)              5.25%           12/1/2026 (4)                   4,000                   4,143
St. Louis MO Airport Rev. Airport Dev. Program        5.625%            7/1/2016 (1)                   5,220                   5,864
                                                                                                  ----------------------------------
                                                                                                                              14,618
NEVADA (1.1%)                                                                                     ----------------------------------
Clark County NV Passenger Fac. Rev.
(Las Vegas McCarran International Airport)            5.375%            7/1/2014 (1)                  14,780                  16,384
Truckee Meadows NV Water Auth. Rev.                    5.50%            7/1/2016 (4)                   5,000                   5,562
                                                                                                  ----------------------------------
                                                                                                                              21,946
                                                                                                  ----------------------------------
NEW HAMPSHIRE (1.7%)
Manchester NH General Airport Rev.                    5.625%            1/1/2030 (4)                  23,000                  25,103
New Hampshire Business Finance Auth. PCR
(Public Service Co. of New Hampshire)                  6.00%            5/1/2021 (2)                  10,000                  10,737
                                                                                                  ----------------------------------
                                                                                                                              35,840
                                                                                                  ----------------------------------
NEW JERSEY (2.2%)
New Jersey Sports & Exposition Auth. Rev.              6.50%            3/1/2013 (4)                  10,000                  12,134
New Jersey Transp. Corp. COP                           5.50%           9/15/2012 (2)                   5,000                   5,774
New Jersey Transp. Corp. COP                           6.00%           9/15/2015 (2)                  13,000                  15,318
New Jersey Turnpike Auth. Rev.                        5.625%            1/1/2015 (1)                  10,000                  11,373
                                                                                                  ----------------------------------
                                                                                                                              44,599
                                                                                                  ----------------------------------
NEW MEXICO (0.7%)
New Mexico Highway Comm. Tax Rev.                      6.00%           6/15/2013                       3,000                   3,513
New Mexico Hosp. Equipment Loan Council Hosp.
System Rev. (Presbyterian Healthcare Services)         5.50%            8/1/2030                      10,000                  10,181
                                                                                                  ----------------------------------
                                                                                                                              13,694
                                                                                                  ----------------------------------

                                                                              91

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
====================================================================================================================================
                                                                                                        FACE                  MARKET
                                                                        MATURITY                      AMOUNT                  VALUE*
LONG-TERM TAX-EXEMPT FUND                            COUPON                 DATE                       (000)                   (000)
====================================================================================================================================
NEW YORK (10.7%)
Babylon NY Waste Water Fac. GO                         9.00%            8/1/2008 (3)                   4,900                   6,408
Babylon NY Waste Water Fac. GO                         9.00%            8/1/2009 (3)                   2,800                   3,746
Babylon NY Waste Water Fac. GO                         9.00%            8/1/2010 (3)                   4,900                   6,666
Long Island NY Power Auth. Electric System Rev.        5.25%            6/1/2014                       7,350                   7,794
Metro. New York Transp. Auth. Rev.
(Dedicated Petroleum Tax)                              5.25%           10/1/2010 (1)(Prere.)           4,675                   5,365
Metro. New York Transp. Auth. Rev.
(Dedicated Petroleum Tax)                              6.00%            4/1/2020 (1)(ETM)              6,165                   7,514
Metro. New York Transp. Auth. Rev. (Transit Rev.)      5.50%          11/15/2014 (2)                  10,000                  11,740
New York City NY GO                                    5.75%            8/1/2015 (2)                  12,000                  13,720
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.                              5.75%           6/15/2026                       3,500                   3,898
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. VRDO                         1.30%            5/1/2003                      18,400                  18,400
New York City NY Transitional Finance Auth. Rev.       5.00%            5/1/2017                       2,500                   2,625
New York City NY Transitional Finance Auth. Rev.       6.25%          11/15/2017                         265                     314
New York State Dormitory Auth. Rev.
(Sloan-Kettering Cancer Center)                        5.75%            7/1/2020 (1)                   7,500                   8,820
New York State Dormitory Auth. Rev. (State Univ.)      7.50%           5/15/2011                      12,765                  15,697
New York State Dormitory Auth. Rev. (State Univ.)      7.50%           5/15/2011                       6,135                   7,843
New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)               5.25%           6/15/2020                      37,090                  40,102
New York State Local Govt. Assistance Corp.           5.375%            4/1/2012                       5,275                   5,879
New York State Local Govt. Assistance Corp.            5.40%            4/1/2013                      13,125                  14,584
New York State Local Govt. Assistance Corp.            5.40%            4/1/2015                       5,700                   6,330
Oneida County NY IDA Rev. (Hamilton College) VRDO      1.30%            5/7/2003 (1)                   1,615                   1,615
Triborough Bridge & Tunnel Auth. New York Rev.         5.25%          11/15/2017                      10,000                  10,967
Triborough Bridge & Tunnel Auth. New York Rev.        6.125%            1/1/2021 (ETM)                10,000                  12,232
Triborough Bridge & Tunnel Auth. New York Rev.         5.50%            1/1/2030 (Prere.)              7,750                   8,916
                                                                                                  ----------------------------------
                                                                                                                             221,175
                                                                                                  ----------------------------------
NORTH CAROLINA (0.8%)
North Carolina Eastern Muni. Power Agency Rev.         7.50%            1/1/2010                       4,935                   6,257
North Carolina Eastern Muni. Power Agency Rev.         6.50%            1/1/2018 (ETM)                 4,625                   5,898
Winston-Salem NC Water & Sewer System Rev.             5.50%            6/1/2011 (Prere.)              1,220                   1,418
Winston-Salem NC Water & Sewer System Rev.             5.50%            6/1/2016                       1,780                   2,005
                                                                                                  ----------------------------------
                                                                                                                              15,578
                                                                                                  ----------------------------------
OHIO (0.7%)
Kent State Univ. Ohio VRDO                             1.35%            5/7/2003 (1)                     200                     200
Lorain County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners)                        5.625%           10/1/2016                       3,000                   3,272
Lorain County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners)                        5.625%           10/1/2017                       2,260                   2,454
Ohio Air Quality Dev. Auth.
(Cincinnati Gas & Electric Co.) VRDO                   1.40%            5/1/2003 LOC                   3,400                   3,400
Ohio GO VRDO                                           1.35%            5/7/2003                       1,900                   1,900
Ohio Housing Finance Agency Mortgage Rev. VRDO         1.40%            5/7/2003                       3,900                   3,900
                                                                                                  ----------------------------------
                                                                                                                              15,126
                                                                                                  ----------------------------------
OREGON (1.0%)
Clackamas County OR Hosp. Fac. Auth. Rev.
(Legacy Health System)                                 5.50%           2/15/2014                       5,580                   5,985

92

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
====================================================================================================================================
                                                                                                        FACE                  MARKET
                                                                        MATURITY                      AMOUNT                  VALUE*
                                                     COUPON                 DATE                       (000)                   (000)
====================================================================================================================================
Clackamas County OR Hosp. Fac. Auth. Rev.
(Legacy Health System)                                 5.25%            5/1/2021                 $     5,000                   5,130
Port Auth. of Portland OR Airport Rev.
(Portland International Airport)                       5.50%            7/1/2014 (3)                   3,865                   4,251
Port Auth. of Portland OR Airport Rev.
(Portland International Airport)                       5.50%            7/1/2016 (3)                   4,305                   4,688
                                                                                                  ----------------------------------
                                                                                                                              20,054
                                                                                                  ----------------------------------
PENNSYLVANIA (3.5%)
Chester County PA Health & Educ. Fac. Auth. Rev.
(Chester County Hosp.)                                 6.75%            7/1/2031                       3,000                   2,841
Delaware County PA IDA Resource Recovery Rev.
(American Fuel)                                        6.10%            7/1/2013                      15,000                  15,853
Geisinger Health System Auth. of Pennsylvania Rev.
(Penn State Geisinger Health System) VRDO              1.28%            5/1/2003                      10,500                  10,500
Pennsylvania Higher Educ. Assistance Agency
Student Loan Rev. VRDO                                 1.40%            5/7/2003 (2)                     700                     700
Philadelphia PA Water & Waste Water Rev.               7.00%           6/15/2010 (3)                  20,000                  24,701
Pittsburgh PA GO                                       5.25%            9/1/2016 (3)                   3,845                   4,229
Pittsburgh PA Water & Sewer Auth. Rev.                 6.50%            9/1/2013 (3)                  10,000                  12,406
                                                                                                  ----------------------------------
                                                                                                                              71,230
                                                                                                  ----------------------------------
PUERTO RICO (0.8%)
Puerto Rico Electric Power Auth. Rev.                  5.25%            7/1/2014 (1)                   2,000                   2,229
Puerto Rico Electric Power Auth. Rev.                  5.25%            7/1/2014 (4)                   2,000                   2,229
Puerto Rico Public Finance Corp.                       6.00%            8/1/2026                      11,000                  12,836
                                                                                                  ----------------------------------
                                                                                                                              17,294
                                                                                                  ----------------------------------

SOUTH CAROLINA (2.1%)
Medical Univ. South Carolina Hosp.
 Auth. Hosp. Fac. Rev.                                6.375%           8/15/2027                       7,750                   8,100
Piedmont SC Muni. Power Agency Rev.                    6.50%            1/1/2015 (3)                  12,210                  15,046
Piedmont SC Muni. Power Agency Rev.                    6.50%            1/1/2015 (3)(ETM)              2,035                   2,566
South Carolina Jobs Econ. Dev. Auth. Hosp.
Improvement Rev. (Palmetto Health Alliance)           7.125%          12/15/2015                       5,000                   5,512
South Carolina Transp. Infrastructure Rev.             5.75%           10/1/2015 (1)                  10,790                  12,452
                                                                                                  ----------------------------------
                                                                                                                              43,676
                                                                                                  ----------------------------------
TENNESSEE (0.3%)
Metro. Govt. of Nashville & Davidson County TN
Health & Educ. Fac. (Vanderbilt Univ.) VRDO            1.32%            5/1/2003                       5,400                   5,400

TEXAS (18.3%)
Austin TX Combined Util. System Rev.                   0.00%           5/15/2017 (3)                   4,900                   2,545
Brazos County TX Health Dev.
 (Franciscan Service Corp.)                           5.375%            1/1/2022 (1)                   5,750                   5,955
Brazos River Auth. Texas PCR
 (Texas Util. Electric Co.) PUT                        5.75%           11/1/2011                       8,400                   8,253
Brazos River TX Harbor Navigation Dist. Brazoria County
Environmental (Dow Chemical Co. Project) PUT           5.20%           5/15/2008                      12,000                  12,419
Gulf Coast TX Waste Disposal Auth. PCR (Exxon) VRDO    1.30%            5/1/2003                       6,100                   6,100
Harris County TX GO                                    0.00%           10/1/2014 (1)                   5,550                   3,394
Harris County TX Health Fac. Dev. Corp. Rev.
(Methodist Hosp.) VRDO                                 1.35%            5/1/2003                       3,500                   3,500
Harris County TX Health Fac. Dev. Corp. Rev.
(Young Men's Christian Assoc. of Greater Houston) VRDO 1.35%            5/1/2003 LOC                   1,100                   1,100
Houston TX Airport System Special Fac. Rev.
(Continental Airlines Inc.)                            6.75%            7/1/2029                       4,460                   2,634
Houston TX GO                                          5.75%            3/1/2014 (4)                   3,000                   3,429

====================================================================================================================================
                                                                                                        FACE                  MARKET
                                                                        MATURITY                      AMOUNT                  VALUE*
LONG-TERM TAX-EXEMPT FUND                            COUPON                 DATE                       (000)                   (000)
====================================================================================================================================
Houston TX GO                                          5.75%            3/1/2015 (4)             $     3,000                   3,427
Houston TX GO                                          5.75%            3/1/2016 (4)                   4,500                   5,133
Houston TX Hotel Occupancy Tax & Special Rev.
(Convention & Entertainment)                           5.50%            7/1/2005 (4)(Prere.)          16,760                  18,378
Houston TX Hotel Occupancy Tax & Special Rev.
(Convention & Entertainment)                           0.00%            9/1/2018 (2)                  16,285                   7,833
Houston TX Hotel Occupancy Tax & Special Rev.
(Convention & Entertainment)                           0.00%            9/1/2021 (2)                  22,720                   9,007
Houston TX Independent School Dist. Lease Rev.         0.00%           9/15/2012 (2)                   6,150                   4,203
Houston TX Water & Sewer System Rev.                   0.00%           12/1/2012 (2)                  20,500                  13,895
Houston TX Water & Sewer System Rev.                   5.50%           12/1/2015 (4)                  10,000                  11,227
Lewisville TX Independent School Dist.                 0.00%           8/15/2016                       5,630                   3,072
Lewisville TX Independent School Dist.                 0.00%           8/15/2017                       6,940                   3,563
Lower Colorado River Auth. TX Rev.                     6.00%           5/15/2011 (4)                  12,605                  14,605
Lower Colorado River Auth. TX Rev.                    5.875%           5/15/2015 (4)                   5,500                   6,350
Lower Colorado River Auth. TX Rev.                    5.875%           5/15/2016 (4)                  27,500                  31,748
Round Rock TX Independent School Dist. GO              0.00%           8/15/2011 (1)                   5,000                   3,618
San Antonio TX Electric & Gas Rev.                     5.75%            2/1/2010 (Prere.)             11,435                  13,310
San Antonio TX Electric & Gas Rev.                    5.375%            2/1/2020                      10,000                  10,792
San Antonio TX GO                                      5.25%            2/1/2019                       7,500                   8,016
Texas City TX IDA (ARCO Pipeline)                     7.375%           10/1/2020                      17,000                  22,476
Texas Muni. Power Agency Rev.                          0.00%            9/1/2013 (1)                  39,155                  25,403
Texas Muni. Power Agency Rev.                          0.00%            9/1/2013 (1)(ETM)                515                     338
Texas Muni. Power Agency Rev.                          0.00%            9/1/2015 (1)                  16,555                   9,561
Texas Muni. Power Agency Rev.                          0.00%           9/1/2015 (1)                      185                     109
Texas Muni. Power Agency Rev.                          0.00%            9/1/2017 (1)                  39,530                  20,252
Texas Muni. Power Agency Rev.                          0.00%            9/1/2017 (1)(ETM)                440                     230
Texas TOB VRDO                                         1.35%            5/7/2003 **                   25,000                  25,000
Texas Turnpike Auth. Central Texas Turnpike System Rev. 0.00%          8/15/2028 (2)                  90,650                  23,487
Texas Water Dev. Board Rev.                            6.50%           7/15/2010                      17,425                  21,073
Texas Water Dev. Board Rev.                            7.05%            8/1/2025                       5,655                   6,030
Tomball TX Hosp. Auth. Rev.                            6.00%            7/1/2025                       3,350                   3,421
Tomball TX Hosp. Auth. Rev.                            6.00%            7/1/2029                       2,800                   2,852
                                                                                                  ----------------------------------
                                                                                                                             377,738
                                                                                                  ----------------------------------
UTAH (0.2%)
Intermountain Power Agency Utah Power Supply Rev.     5.75%             7/1/2019 (1)                   3,000                   3,372

VIRGIN ISLANDS (0.3%)
Virgin Islands Public Finance Auth. Rev.               6.50%           10/1/2024                       5,000                   5,544

VIRGINIA (0.5%)
Virginia College Building Auth. Educ. Fac. Rev.
(Washington & Lee Univ.)                               5.75%            1/1/2034                       9,540                  11,476

WASHINGTON (1.7%)
Chelan County WA Public Util. Dist.
 (Rock Island Hydro)                                   0.00%            6/1/2014 (1)                   5,000                   3,086
Chelan County WA Public Util. Dist.
  (Rock Island Hydro)                                  0.00%            6/1/2017 (1)                  11,685                   6,025
Chelan County WA Public Util. Dist.
 (Rock Island Hydro)                                   0.00%            6/1/2018 (1)                  10,000                   4,850
Port of Seattle WA Rev.                               5.625%            2/1/2030 (1)                   7,735                   8,480
Washington GO                                          6.75%            2/1/2015                       3,450                   4,373
Washington GO                                         5.625%            7/1/2025                       7,030                   7,714
                                                                                                  ----------------------------------
                                                                                                                              34,528
                                                                                                  ----------------------------------

====================================================================================================================================
                                                                                                        FACE                  MARKET
                                                                        MATURITY                      AMOUNT                  VALUE*
                                                     COUPON                 DATE                       (000)                   (000)
====================================================================================================================================
West Virginia (0.6%)
West Virginia Building Comm. Rev.
 (Jail & Correction Fac.)                              7.00%            7/1/2014 (1)(ETM)        $     8,975                  11,683
Wisconsin (1.8%)
Wisconsin Clean Water Rev.                            6.875%            6/1/2011                      20,500                  25,004
Wisconsin GO                                           5.75%            5/1/2011 (Prere.)             10,000                  11,711
                                                                                                  ----------------------------------
                                                                                                                              36,715
                                                                                                  ----------------------------------
------------------------------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(Cost $1,838,621)                                                                                                          2,033,685
====================================================================================================================================
OTHER ASSETS AND LIABILITIES (1.3%)
Other Assets-Note B                                                                                                          33,689
Liabilities                                                                                                                  (6,810)
                                                                                                  ----------------------------------
                                                                                                                             26,879
                                                                                                  ----------------------------------
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)                                                                                                        $2,060,564
====================================================================================================================================

(+)See Note A in Notes to Financial Statements.
*Securities with a value of $4,976,000 have been segregated as initial margin for open futures contracts.
**Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2003, the value of this
security  was  $25,000,000,   representing  1.2%  of  net  assets.
For key to abbreviations and other references, see page 108.



================================================================================
AT APRIL 30, 2003, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
                                                                          AMOUNT
                                                                           (000)
--------------------------------------------------------------------------------
Paid-in Capital                                                      $1,899,033
Undistributed Net Investment Income                                           -
Accumulated Net Realized Losses                                         (32,457)
Unrealized Appreciation (Depreciation)
 Investment Securities                                                  195,064
 Futures Contracts                                                       (1,076)
--------------------------------------------------------------------------------
NET ASSETS                                                           $2,060,564
================================================================================
Investor Shares-Net Assets
Applicable to 105,728,814 outstanding $.001
par value shares of beneficial interest (unlimited authorization)    $1,217,860
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-INVESTOR SHARES                                $11.52
================================================================================
Admiral Shares-Net Assets
Applicable to 73,159,511 outstanding $.001
par value shares of beneficial interest (unlimited authorization)      $842,704
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-ADMIRAL SHARES                                 $11.52
================================================================================
See Note D in Notes to Financial Statements for the tax-basis components of net assets.

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE               MARKET
                                                                        MATURITY                      AMOUNT               VALUE*
HIGH-YIELD TAX-EXEMPT FUND                     COUPON                     DATE                       (000)                (000)
----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (98.2%)
----------------------------------------------------------------------------------------------------------------------------------
ALABAMA (0.8%)
Alabama Special Care Fac.
  (Baptist Health System)                        5.875%            11/15/2026(1)             $         5,000                5,506
Courtland AL Dev. Board Solid Waste Disposal Rev.
  (Champion International Corp.)                  6.70%             11/1/2029                          9,500               10,047
McIntosh AL IDR (Environmental Improvement)      5.375%              6/1/2028                         17,000               17,143
                                                                                                                  ----------------
                                                                                                                  $        32,696
                                                                                                                  ----------------
ARIZONA (2.0%)
Maricopa County AZ Pollution Control Corp. PCR
  (El Paso Electric Co.)                          6.25%              8/1/2005                         10,800               10,909
Maricopa County AZ Pollution Control Corp. PCR
  (El Paso Electric Co.)                         6.375%              8/1/2005                         31,000               31,550
Pima County AZ IDA Multi Family Mortgage
  (La Cholla Project)                             8.50%              7/1/2020                          4,680                4,804
Pima County AZ IDA Multi Family Mortgage
  (La Cholla Project)                             8.50%              7/1/2020                          1,560                1,601
Univ. of Arizona Board of Regents                 6.20%              6/1/2016                         26,660               32,237
                                                                                                                  ----------------
                                                                                                                  $        81,101
                                                                                                                  ----------------

ARKANSAS (0.1%)
North Little Rock AR Electric Rev.                6.50%              7/1/2015(1)                       3,450                4,265

CALIFORNIA (10.8%)
ABAG Finance Auth. for Non-Profit Corp.
California Multifamily Rev.
  (Housing Archstone Redwood)                     5.30%             10/1/2008                         10,000               10,743
California Dept. of Water Resources
  Water System Rev.                               5.50%             12/1/2015                          5,000                5,649
California Dept. of Water Resources
  Water System Rev.                               5.50%             12/1/2017                         10,000               11,181
California GO                                     5.00%              2/1/2032                         20,000               19,728
California PCR Financing Auth. Rev.
  (Southern California Edison Co.) PUT            7.00%              3/1/2005                         30,000               30,501
California Pollution Control Financing Auth.
Solid Waste Disposal Rev. (Waste Management)
  PUT                                             4.85%            11/30/2007                          7,000                7,288
California RAN FR                                 1.32%              5/7/2003                         15,000               14,978
California RAN FR                                 1.32%              5/7/2003                         16,000               15,976
California RAN FR                                 1.37%              5/7/2003                         27,000               26,906
California State Dept. Water Resources
  Power Supply Rev.                               5.50%              5/1/2012(1)                      25,000               28,604
California Statewide Community Dev. Auth.
Multifamily Rev. (Archstone/LeClub)               5.30%              6/1/2008                          5,000                5,351
  California Statewide Community Dev. Auth.
Multifamily Rev. (Archstone/Oak Ridge) PUT        5.30%              6/1/2008                          5,650                6,047
  California Statewide Community Dev. Auth.
Multifamily Rev. (Archstone/Pelican Hill)         5.30%              6/1/2008                          5,000                5,351
  California Statewide Community Dev. Auth.
Multifamily Rev. (Archstone/River Meadows)        5.30%              6/1/2008                          5,000                5,351
California Statewide Community Dev. Auth. Rev.
  (Irvine Apartments) PUT                         5.10%             5/17/2010                         22,000               23,302
California Statewide Community Dev. Auth. Rev.
  (Irvine Apartments) PUT                         5.25%             5/15/2013                         37,785               39,412
California Statewide Community Dev. Auth. Rev.
  (Kaiser Permanente) PUT                         4.35%             2/28/2007                         13,500               14,238
California Veterans GO                            5.20%             12/1/2010                         22,000               23,580
California Veterans GO                            5.25%             12/1/2011                         43,000               45,684
Roseville CA North Central Roseville
  Community Fac. Dist.                            5.40%              9/1/2008                          1,950                2,108

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
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE               MARKET
                                                                        MATURITY                      AMOUNT               VALUE*
HIGH-YIELD TAX-EXEMPT FUND                       COUPON                     DATE                       (000)                (000)
----------------------------------------------------------------------------------------------------------------------------------
Sacramento CA Muni. Util. Dist. Rev.              5.25%              7/1/2028                $        18,000      $        18,285
San Bernardino County CA Medical Center COP       7.00%              8/1/2020                         12,180               15,668
San Bernardino County CA Medical Center COP      6.875%              8/1/2024   (ETM)                 25,220               32,835
San Joaquin Hills CA Transp. Corridor
  Agency Toll Road Rev.                           0.00%             1/15/2009(1)                       3,000                2,491
San Joaquin Hills CA Transp. Corridor
  Agency Toll Road Rev.                           0.00%             1/15/2025 (1)                     12,900                4,179
San Joaquin Hills CA Transp. Corridor
  Agency Toll Road Rev.                           0.00%             1/15/2026(1)                      28,135                8,596
San Joaquin Hills CA Transp. Corridor
  Agency Toll Road Rev.                           0.00%             1/15/2036(1)                   4,025 708
Santa Margarita CA Water Dist.
Special Tax Community Fac. Dist. No. 99-1         6.00%              9/1/2030                          3,000                3,009
Southern California Public Power Auth. Rev.       6.00%              7/1/2018                          3,985                3,991
                                                                                                                  ----------------
                                                                                                                  $       431,740
                                                                                                                  ----------------
COLORADO (3.5%)
Colorado Health Fac. Auth. Rev.
  (Catholic Health Initiatives)                   5.50%              9/1/2011                          7,775                8,710
Colorado Health Fac. Auth. Rev.
  (Catholic Health Initiatives)                   5.50%              9/1/2012                          8,200                9,089
Colorado Health Fac. Auth. Rev.
  (Catholic Health Initiatives)                   5.50%              9/1/2013                          3,000                3,303
Colorado Health Fac. Auth. Rev.
  (Catholic Health Initiatives)                   5.50%              9/1/2015                          5,130                5,580
Colorado Health Fac. Auth. Rev.
  (Catholic Health Initiatives)                   5.50%              9/1/2017                          5,215                5,596
Colorado Health Fac. Auth. Rev.
  (Catholic Health Initiatives)                   5.25%              9/1/2024                         10,000               10,195
E-470 Public Highway Auth. Colorado Rev.          0.00%              9/1/2008(1)                      14,000               11,962
E-470 Public Highway Auth. Colorado Rev.          0.00%              9/1/2009(1)                      16,195               13,168
E-470 Public Highway Auth. Colorado Rev.          0.00%              9/1/2010(1)                       7,185                5,497
E-470 Public Highway Auth. Colorado Rev.          0.00%              9/1/2012(1)                      26,795               18,344
E-470 Public Highway Auth. Colorado Rev.          0.00%              9/1/2013(1)                       5,000                3,237
E-470 Public Highway Auth. Colorado Rev.          0.00%              9/1/2014(1)                       8,000                4,901
E-470 Public Highway Auth. Colorado Rev.          0.00%              9/1/2015(1)                       5,000                2,884
E-470 Public Highway Auth. Colorado Rev.          0.00%              9/1/2018(1)                       5,000                2,398
E-470 Public Highway Auth. Colorado Rev.          0.00%              9/1/2023(1)                       7,500                2,614
E-470 Public Highway Auth. Colorado Rev.          0.00%              9/1/2025(1)                      10,000                3,075
E-470 Public Highway Auth. Colorado Rev.          0.00%              9/1/2030(1)                      50,200               11,667
E-470 Public Highway Auth. Colorado Rev.          0.00%              9/1/2033(1)                      50,000                9,872
Northwest Parkway Public Highway Auth.
Colorado Convertible Capital Appreciation         0.00%             6/15/2025(4)                      10,000                6,963
                                                                                                                  ----------------
                                                                                                                  $       139,055
                                                                                                                  ----------------
CONNECTICUT (2.3%)
Connecticut Dev. Auth. PCR
  (Connecticut Power & Light)                     5.85%              9/1/2028                         36,000               37,811
Connecticut Dev. Auth. PCR
  (Connecticut Power & Light)                     5.95%              9/1/2028                          7,200                7,526
Connecticut GO                                   5.375%             4/15/2014                          7,180                8,104
Connecticut GO                                   5.375%             4/15/2015                         10,000               11,243
Connecticut GO                                   5.375%             4/15/2016                          5,000                5,589
Connecticut GO                                   5.375%             4/15/2017                          5,000                5,553
Connecticut GO                                   5.375%            11/15/2019                          5,000                5,512
Connecticut GO                                   5.375%            11/15/2021                          5,000                5,450
Connecticut Special Tax Obligation Rev.
  (Transp. Infrastructure)                        5.25%             11/1/2008(4) (Prere.)              5,880                6,740
                                                                                                                  ----------------
                                                                                                                  $        93,528
                                                                                                                  ----------------
FLORIDA (2.6%)
Broward County FL School Board COP               5.375%              7/1/2016(4)                       8,240                9,113
Jacksonville FL Electric Auth. Rev.
 (Electric System) VRDO                           1.35%              5/1/2003                         23,700               23,700
Jacksonville FL Electric Auth. Rev.
  (Electric System) VRDO                          1.35%              5/1/2003                          2,800                2,800
Lee County FL IDA Health Care Fac. Rev.
  (Shell Point Village)                           5.75%            11/15/2011                          1,475                1,551
Lee County FL IDA Health Care Fac. Rev.
  (Shell Point Village)                           5.75%            11/15/2014                          1,000                1,033
Lee County FL School Board COP                    6.00%              8/1/2007(4)                       5,820                6,671

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE               MARKET
                                                                        MATURITY                      AMOUNT               VALUE*
HIGH-YIELD TAX-EXEMPT FUND                       COUPON                     DATE                       (000)                (000)
----------------------------------------------------------------------------------------------------------------------------------
Northern Palm Beach County FL Improvement Dist.
Water Control & Improvement Unit Dev.             5.85%              8/1/2013                $         2,225      $         2,337
Northern Palm Beach County FL Improvement Dist.
Water Control & Improvement Unit Dev.             6.00%              8/1/2029                          2,000                2,037
Orange County FL Educ. Fac. Auth. Rev.
  (Rollins College) VRDO                          1.35%              5/1/2003    LOC                   2,800                2,800
Orlando FL Special Assessment Rev.
  (Conroy Road Interchange)                       5.25%              5/1/2005                            565                  566
Orlando FL Special Assessment Rev.
  (Conroy Road Interchange)                       5.50%              5/1/2010                          1,000                1,008
Orlando FL Special Assessment Rev.
  (Conroy Road Interchange)                       5.80%              5/1/2026                          3,000                2,981
Orlando FL Util. Comm. Water & Electric Rev.      6.75%             10/1/2017    (ETM)                 2,200                2,803
Palm Beach County FL Airport System Rev.          5.75%             10/1/2012(1)                       9,560               11,266
Palm Beach County FL Airport System Rev.          5.75%             10/1/2014(1)                       8,500               10,102
Tallahassee FL Health Fac. Rev.
  (Tallahassee Memorial Healthcare, Inc.)        6.375%             12/1/2030                         23,000               23,758
                                                                                                                  ----------------
                                                                                                                  $       104,526
                                                                                                                  ----------------
GEORGIA (0.5%)
Cartersville GA Water & Waste Water Fac.
  (Anheuser-Busch Cos., Inc.)                     7.40%             11/1/2010                          5,000                6,153
Dalton County GA Dev. Auth.
(Hamilton Health Care System)                     5.50%             8/15/2017(1)                       5,000                5,699
Georgia Muni. Electric Power Auth. Rev.           6.60%              1/1/2018(1)                       4,155                5,154
Georgia Muni. Electric Power Auth. Rev.           6.60%              1/1/2018(1) (ETM)                   845                1,070
                                                                                                                  ----------------
                                                                                                                  $        18,076
                                                                                                                  ----------------
HAWAII (0.6%)
Hawaii Harbor Capital Improvement Rev.            5.50%              7/1/2027(1)                      18,500               19,414
Honolulu HI City & County GO                      0.00%              7/1/2017(3)                       6,000                3,098
Honolulu HI City & County GO                      0.00%              7/1/2018(3)                       2,000                  971
                                                                                                                  ----------------
                                                                                                                  $        23,483
                                                                                                                  ----------------
ILLINOIS (5.8%)
Chicago IL GO                                     0.00%              1/1/2026(1)                      10,550                7,491
Chicago IL GO                                     0.00%              1/1/2027(1)                      10,075                7,137
Chicago IL Metro. Water Reclamation Dist.
  GO VRDO                                         1.30%              5/7/2003                         45,000               45,000
Chicago IL O'Hare International Airport Special
  Fac. Rev.(United Airlines) PUT                  5.80%              5/1/2007**                       17,570                4,524
Chicago IL Public Building Comm. GO               7.00%              1/1/2015(1) (ETM)                 8,715               10,509
Chicago IL Public Building Comm. GO               7.00%              1/1/2020(1) (ETM)                10,000               13,194
Chicago IL School Finance Auth. GO                5.50%              1/1/2031(2)                      20,000               21,347
Illinois Dev. Finance Auth. PCR
  (Illinois Power Co.)                            7.40%             12/1/2024(1)                      20,000               22,159
Illinois Dev. Finance Auth. Solid Waste Disp. Rev.
  (Waste Management)                              5.85%              2/1/2007                         10,000               10,670
Illinois Dev. Finance Auth. Solid Waste Disp. Rev.
  (Waste Management)                              5.05%              1/1/2010                          4,000                4,031
Illinois Health Fac. Auth. Rev.
  (Centegra Health System)                        5.10%              9/1/2011(2)                       3,105                3,339
Illinois Health Fac. Auth. Rev.
  (Centegra Health System)                        5.25%              9/1/2018(2)                       2,500                2,615
Illinois Health Fac. Auth. Rev.
(Northwestern Memorial Hosp.) VRDO                1.35%              5/1/2003                          9,100                9,100
Illinois Health Fac. Auth. Rev.
  (United Medical Center)                        8.125%              7/1/2003   (Prere.)               1,365                1,381
Illinois Sales Tax Rev.                           5.50%             6/15/2016(3)                       3,000                3,486

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE               MARKET
                                                                        MATURITY                      AMOUNT               VALUE*
HIGH-YIELD TAX-EXEMPT FUND                       COUPON                     DATE                       (000)                (000)
----------------------------------------------------------------------------------------------------------------------------------
Illinois Sales Tax Rev.                           5.75%             6/15/2019(3)             $         5,000      $         5,920
Metro. Pier & Exposition Auth.
  Illinois Dedicated Sales Tax Rev.               0.00%            12/15/2033(1)                      26,195                5,122
Metro. Pier & Exposition Auth.
Illinois Dedicated Sales Tax Rev.                 0.00%             6/15/2034(1)                      34,000                6,469
Metro. Pier & Exposition Auth.
Illinois Dedicated Sales Tax Rev.                 0.00%            12/15/2034(1)                      36,695                6,790
Metro. Pier & Exposition Auth.
Illinois Dedicated Sales Tax Rev.                 0.00%            12/15/2035(1)                      63,695               11,145
Metro. Pier & Exposition Auth.
Illinois Dedicated Sales Tax Rev.                 0.00%             6/15/2036(1)                      20,000                3,404
Metro. Pier & Exposition Auth.
Illinois Dedicated Sales Tax Rev.                 0.00%            12/15/2036(1)                      45,695                7,562
Metro. Pier & Exposition Auth.
Illinois Dedicated Sales Tax Rev.                 0.00%            12/15/2037(1)                      81,000               12,672
Metro. Pier & Exposition Auth.
Illinois Dedicated Sales Tax Rev.                 0.00%             6/15/2038(1)                      30,000                4,569
                                                                                                                  ----------------
                                                                                                                  $       229,636
                                                                                                                  ----------------
INDIANA (1.8%)
Indiana Health Fac. Finance Auth. Rev.
  (Ancilla System, Inc.)                         7.375%              7/1/2023   (ETM)                 19,400               26,144
Indiana Office Building Comm. Rev.
  (Capitol Complex)                               6.90%              7/1/2011                         15,660               18,784
Indianapolis IN Local Public Improvement Rev.     6.75%              2/1/2014                         21,500               26,385
                                                                                                                  ----------------
                                                                                                                  $        71,313
                                                                                                                  ----------------
KANSAS (0.8%)
Overland Park KS Convention Center &
  Hotel Project                                  7.375%              1/1/2032                          9,000                9,155
Overland Park KS Convention Center &
   Hotel Project                                  9.00%              1/1/2032                         21,100               21,451
                                                                                                                  ----------------
                                                                                                                  $        30,606
                                                                                                                  ----------------
KENTUCKY (0.9%)
Jefferson County KY Health Fac. Rev.
  (Jewish Hosp. Health)                           5.65%              1/1/2017(2)                       8,000                8,914
Jefferson County KY Health Fac. Rev.
  (Jewish Hosp. Health)                           5.70%              1/1/2021(2)                       2,000                2,200
Kentucky Turnpike Auth. Econ. Dev. Road Rev.
  (Revitalization Project)                        5.25%              7/1/2015(4)                       6,000                6,570
Russell KY Rev. Bon Secours Health System        5.625%            11/15/2030                         16,000               16,289
                                                                                                                  ----------------
                                                                                                                  $        33,973
                                                                                                                  ----------------
LOUISIANA (0.7%)
Calcasieu Parish LA IDR PCR
  (Entergy Gulf States Inc.)                      5.45%              7/1/2010                          5,000                4,944
West Feliciana Parish LA PCR
  (Entergy Gulf States Inc.) PUT                  5.65%              9/1/2004                         19,000               19,343
West Feliciana Parish LA PCR
  (Gulf States Util.)                             9.00%              5/1/2015                          4,000                4,118
                                                                                                                  ----------------
                                                                                                                  $        28,405
                                                                                                                  ----------------
MAINE (0.2%)
Jay ME Solid Waste Disposal Rev.                  6.20%              9/1/2019                          9,250                9,599

Maryland (2.9%)
Hagerstown MD Energy Financing Administration
  Solid Waste Disposal Rev. (Hagerstown Fiber)    9.00%         10/15/2016 **                         17,500                   53
Maryland Econ. Dev. Corp.
  (Chesapeake Bay Conference Center)              7.50%             12/1/2014                            200                  182
Maryland Econ. Dev. Corp.
  (Chesapeake Bay Conference Center)              7.75%             12/1/2031                         25,000               21,846
Maryland Health & Higher Educ. Fac. Auth. Rev.
  (Medlantic/Helix)                               5.25%             8/15/2038(4)                      32,055               34,552

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
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
                                                                                                        FACE               MARKET
                                                                        MATURITY                      AMOUNT               VALUE*
HIGH-YIELD TAX-EXEMPT FUND                       COUPON                     DATE                       (000)                (000)
----------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educ. Fac. Auth. Rev.
  (Univ. of Maryland Medical System)              5.75%              7/1/2021                $         3,930      $         4,210
Maryland Health & Higher Educ. Fac. Auth. Rev.
  (Univ. of Maryland Medical System)              6.00%              7/1/2022                          3,000                3,271
Maryland Health & Higher Educ. Fac. Auth. Rev.
  (Univ. of Maryland Medical System)              5.25%              7/1/2028                          9,570                9,715
Maryland Health & Higher Educ. Fac. Auth. Rev.
  (Univ. of Maryland Medical System)              6.75%              7/1/2030                         15,000               16,631
Maryland Health & Higher Educ. Fac. Auth. Rev.
  (Univ. of Maryland Medical System)              6.00%              7/1/2032                          6,500                6,953
Maryland Health & Higher Educ. Fac. Auth. Rev.
  (Univ. of Maryland Medical System)              5.25%              7/1/2034                         18,250               18,495
                                                                                                                  ----------------
                                                                                                                  $       115,908
                                                                                                                  ----------------
MASSACHUSETTS (4.7%)
Massachusetts Dev. Finance Agency Resource
  Recovery Rev. (Waste Management Inc.) PUT       6.90%             12/1/2009                          2,000                2,259
Massachusetts GO                                  5.50%              8/1/2018(2)                      10,000               11,588
Massachusetts GO                                  5.50%              8/1/2019(1)                      15,000               17,376
Massachusetts Health & Educ. Fac. Auth. Rev.
  (Caritas Christi Obligated Group)               5.70%              7/1/2015                         22,500               21,381
Massachusetts Health & Educ. Fac. Auth. Rev.
  (Univ. of Massachusetts Memorial
    Health Care Inc.)                             6.50%              7/1/2011                          6,900                7,560
Massachusetts Health & Educ. Fac. Auth. Rev.
  (Univ. of Massachusetts Memorial
    Health Care Inc.)                            6.625%              7/1/2032                         17,000               17,489
Massachusetts Housing Finance Agency Rev.         5.95%             10/1/2008(2)                       1,560                1,594
Massachusetts Ind. Finance Agency Resource
Recovery Rev. (Refusetech Inc.)                   6.30%              7/1/2005                         34,500               35,309
Massachusetts Ind. Finance Agency Solid Waste
Disposal Rev. (Massachusetts Paper Co.)           8.50%          11/1/2012 **                          5,098                  483
Massachusetts Muni. Wholesale Electric Co.
Power System Rev.                                 5.25%              7/1/2015(1)                       7,535                8,296
Massachusetts Water Resources Auth. Rev.          6.50%             7/15/2019                          43,700              55,308
Massachusetts Water Resources Auth. Rev. VRDO     1.35%              5/7/2003    LOC                   5,800                5,800
Massachusetts Water Resources Auth. Rev. VRDO     1.35%              5/7/2003(3)                       4,300                4,300
                                                                                                                  ----------------
                                                                                                                  $       188,743
                                                                                                                  ----------------
MICHIGAN (1.0%)
Delta County MI Econ. Dev. Corp. Rev.
  (Mead Westvaco)                                 6.25%             4/15/2027                         11,000               11,110
Dickinson County MI Memorial Hosp. System Rev.   7.625%             11/1/2004    (Prere.)                440                  456
Dickinson County MI Memorial Hosp. System Rev.    8.00%             11/1/2004    (Prere.)              5,700                6,362
Michigan Hosp. Finance Auth. Rev.
  (McLaren Health Care Corp.)                     5.00%              6/1/2028                         17,000               16,251
Michigan Strategic Fund Limited Obligation Rev.
  (UTD Waste Systems)                             5.20%              4/1/2010                          1,500                1,530
Univ. of Michigan Hosp. Rev.
  (Medical Service Plan) VRDO                     1.40%              5/1/2003                          3,570                3,570
                                                                                                                  ----------------
                                                                                                                  $        39,279
                                                                                                                  ----------------
MINNESOTA (2.1%)
Minneapolis & St. Paul MN Metro. Airport          5.20%              1/1/2024(2)                       7,000                7,300
Minneapolis MN Health Care System
  (Allina Health System)                          6.00%            11/15/2023                          7,000                7,471
Minneapolis MN Health Care System
  (Allina Health System)                          5.75%            11/15/2032                         39,000               40,596
Rochester MN Health Care Fac. Rev.
  (Mayo Foundation)                              5.375%            11/15/2018                          8,850                9,463
Rochester MN Health Care Fac. Rev.
  (Mayo Foundation)                               5.50%            11/15/2027                          4,500                4,776

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
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
                                                                                                        FACE               MARKET
                                                                        MATURITY                      AMOUNT               VALUE*
HIGH-YIELD TAX-EXEMPT FUND                       COUPON                     DATE                       (000)                (000)
----------------------------------------------------------------------------------------------------------------------------------
Washington County MN Housing & Redev. Auth. Rev.
  (Woodland Park)                                 0.00%              5/1/2005    (Prere.)    $        13,457      $         3,229
Washington County MN Housing & Redev. Auth. Rev.
  (Woodland Park)                                 9.75%              5/1/2005    (Prere.)             10,035               11,961
                                                                                                                  ----------------
                                                                                                                  $        84,796
                                                                                                                  ----------------
MISSOURI (0.9%)
Curator of the Univ. of Missouri
  System Fac. VRDO                                1.35%              5/1/2003                          9,855                9,855
Missouri Health & Educ. Fac. Auth. Health Fac. Rev.
  (St. Luke's Mission Health System)             5.375%            11/15/2016(1)                       7,000                7,520
St. Louis MO IDA Senior Lien Rev.                 7.25%            12/15/2035                         17,065               17,235
                                                                                                                  ----------------
                                                                                                                  $        34,610
                                                                                                                  ----------------
NEBRASKA (1.3%)
Lancaster County NE Hosp. Auth. Rev.
  (BryanLGH Medical Center)                       5.25%              6/1/2031(2)                       5,500                5,679
Lincoln NE Lincoln Electric System Rev.           5.25%              9/1/2016                         21,345               23,442
Lincoln NE Lincoln Electric System Rev.           5.25%              9/1/2017                         22,370               24,434
                                                                                                                  ----------------
                                                                                                                  $        53,555
                                                                                                                  ----------------
NEW HAMPSHIRE (0.3%)
New Hampshire Business Finance Auth. PCR
  (United Illuminating) PUT                       4.55%              2/1/2004                         10,000               10,133

NEW JERSEY (5.8%)
Gloucester County NJ Improvement Auth.
  Solid Waste Resource Rev. PUT                   6.85%             12/1/2009                          5,000                5,669
Gloucester County NJ Improvement Auth.
  Solid Waste Resource Rev. PUT                   7.00%             12/1/2009                          1,500                1,702
Hudson County NJ Improvement Auth.
  Solid Waste Systems Rev.                       6.125%              1/1/2019                          2,000                1,894
Hudson County NJ Improvement Auth.
  Solid Waste Systems Rev.                        6.00%              1/1/2029                          7,500                6,884
Hudson County NJ Improvement Auth.
  Solid Waste Systems Rev.                       6.125%              1/1/2029                         10,000                9,179
Hudson County NJ Improvement Auth.
  Solid Waste Systems Rev.                       6.125%              1/1/2029                          6,000                5,507
New Jersey Econ. Dev. Auth. Market
  Transition Fac. Rev.                           5.875%              7/1/2004(1) (Prere.)              8,000                8,598
New Jersey Econ. Dev. Auth. Rev.
  (Kapkowski Road Landfill-DST Project
  Elizabeth)                                     6.375%             5/15/2014    (Prere.)              2,250                2,789
New Jersey Econ. Dev. Auth. Rev.
  (Kapkowski Road Landfill-DST Project
    Elizabeth)                                   6.375%             5/15/2014    (Prere.)             30,500               37,809
New Jersey Econ. Dev. Auth. Rev.
  (Presbyterian Home at Montgomery)              6.375%             11/1/2031                         10,000               10,062
New Jersey Econ. Dev. Auth. Special Fac. Rev.
  (Continental Airlines, Inc.)                   6.625%             9/15/2012                         26,400               19,286
New Jersey Econ. Dev. Auth. Special Fac. Rev.
  (Continental Airlines, Inc.)                    7.00%            11/15/2030                         15,000               10,249
New Jersey Sports & Exposition Auth. Rev.         6.50%              3/1/2013                         15,000               18,211
New Jersey Transit Corp. Capital GAN              5.50%              2/1/2009(2)                      61,405               61,624
New Jersey Transp. Corp. COP                      5.75%             9/15/2015                         26,620               29,877
                                                                                                                  ----------------
                                                                                                                  $       229,340
                                                                                                                  ----------------
NEW MEXICO (1.2%)
Farmington NM PCR
  (El Paso Electric Co. Project)                 6.375%              8/1/2005                          5,000                5,064

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
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
                                                                                                        FACE               MARKET
                                                                        MATURITY                      AMOUNT               VALUE*
HIGH-YIELD TAX-EXEMPT FUND                       COUPON                     DATE                       (000)                (000)
----------------------------------------------------------------------------------------------------------------------------------
New Mexico Highway Comm. Tax Rev.                 6.00%             6/15/2014                $        11,000      $        12,841
New Mexico Hosp. Equipment Loan Council Hosp.
  System Rev. (Presbyterian Healthcare Services)  5.50%              8/1/2030                         27,550               28,047
                                                                                                                  ----------------
                                                                                                                  $       45,952
                                                                                                                  ----------------
NEW YORK (12.0%)
Long Island NY Power Auth. Electric System Rev.   0.00%              6/1/2012(4)                      10,000                7,060
Long Island NY Power Auth. Electric System Rev.   0.00%              6/1/2015(4)                      10,000                6,058
Long Island NY Power Auth. Electric System Rev.
  VRDO                                            1.30%              5/1/2003    LOC                   8,950                8,950
Long Island NY Power Auth. Electric System Rev.
  VRDO                                            1.40%              5/1/2003    LOC                   1,100                1,100
Metro. New York Transp. Auth. Rev.
  (Dedicated Petroleum Tax)                       6.00%              4/1/2020(1)(ETM)                 18,000               21,940
Metro. New York Transp. Auth. Rev.
  (Dedicated Petroleum Tax) VRDO                  1.35%              5/7/2003(4)                      48,500               48,500
Metro. New York Transp. Auth. Rev.
  (Service Contract)                             7.375%              7/1/2008   (ETM)                 22,870               26,259
Metro. New York Transp. Auth. Rev.
  (Service Contract)                              5.50%              7/1/2014                         15,460               17,712
Metro. New York Transp. Auth. Rev.
  (Service Contract)                              5.50%              7/1/2015                         28,165               32,379
New York City NY GO                              5.625%              6/1/2013(1)                       9,625               10,926
New York City NY GO                              5.625%              8/1/2013(1)                      15,760               17,917
New York City NY GO                              5.625%              6/1/2014(1)                       5,825                6,626
New York City NY GO                              5.625%              8/1/2014(1)                       8,605                9,805
New York City NY GO                              5.625%              8/1/2014(1)                      34,810               39,666
New York City NY GO                               5.75%              8/1/2016(2)                      20,000               22,799
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. VRDO                    1.30%              5/1/2003                          2,200                2,200
New York City NY Transitional Finance Auth.
  Rev. VRDO                                       1.40%              5/1/2003                          1,900                1,900
New York City NY Transitional Finance Auth.
  Rev. VRDO                                       1.40%              5/1/2003                          4,200                4,200
New York City NY Transitional Finance Auth.
  Rev. VRDO                                       1.35%              5/7/2003                          2,100                2,100
New York State Dormitory Auth. Rev.
  (City Univ.)                                   6.375%              7/1/2008                          1,340                1,369
New York State Dormitory Auth. Rev.
  (City Univ.)                                    7.50%              7/1/2010                          5,500                6,663
New York State Dormitory Auth. Rev.
  (State Univ.)                                   7.50%             5/15/2013                         13,380               17,441
New York State Housing Finance Agency Rev.
  (Nursing Home & Health Care)                    4.90%             11/1/2010(1)                       9,045                9,846
New York State Housing Finance Agency Rev.
  (Nursing Home & Health Care)                    5.00%             11/1/2011(1)                       8,150                8,813
New York State Housing Finance Agency Rev.
  (Nursing Home & Health Care)                    5.10%             11/1/2012(1)                       9,925               10,720
New York State Local Govt. Assistance Corp.       6.00%              4/1/2005    (Prere.)              5,245                5,814
Niagara Falls NY (High School Fac.) COP          5.875%             6/15/2019(1)                       8,000                9,182
Port Auth. of New York & New Jersey Rev.          5.50%             7/15/2014                         13,620               14,589
Port Auth. of New York & New Jersey Rev.          5.50%             7/15/2015                         14,315               15,285
Port Auth. of New York & New Jersey Special
  Obligation Rev. (JFK International Airport)     6.25%             12/1/2008(1)                       4,000                4,623
Triborough Bridge & Tunnel Auth. New York Rev.    5.50%              1/1/2017    (ETM)                10,000               11,638
Triborough Bridge & Tunnel Auth. New York Rev.    5.25%            11/15/2018                         15,000               16,338
Triborough Bridge & Tunnel Auth. New York Rev.
  (Convention Center)                             7.25%              1/1/2010                         13,500               15,869
Westchester County NY Health Care Corp. Rev.     5.875%             11/1/2025                         17,500               18,471
Westchester County NY Health Care Corp. Rev.      6.00%             11/1/2030                         21,000               22,449
                                                                                                                  ----------------
                                                                                                                  $       477,207
                                                                                                                  ----------------
NORTH CAROLINA (2.3%)
New Hanover County NC Hosp. Rev.
  (New Haven Regional Medical Center)             5.75%             10/1/2016(2)                      12,500               14,066
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
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
                                                                                                        FACE               MARKET
                                                                        MATURITY                      AMOUNT               VALUE*
HIGH-YIELD TAX-EXEMPT FUND                       COUPON                     DATE                       (000)                (000)
----------------------------------------------------------------------------------------------------------------------------------
North Carolina Capital Fac. Finance Agency Rev.
  (Duke Univ.)                                    5.25%             10/1/2039                $        35,000      $        36,443
North Carolina Eastern Muni. Power Agency Rev.    6.50%              1/1/2018 (ETM)                    6,665                8,500
North Carolina Medical Care Comm. Health Care Fac.
  (The Presbyterian Homes, Inc.)                 6.875%             10/1/2021                          4,000                4,343
North Carolina Medical Care Comm. Health Care Fac.
  (The Presbyterian Homes, Inc.)                  7.00%             10/1/2031                         15,000               16,255
North Carolina Medical Care Comm. Retirement Fac.
First Mortgage Rev.
  (United Methodist Retirement Home)              7.25%             10/1/2032                         13,000               13,656
                                                                                                                  ----------------
                                                                                                                  $        93,263
                                                                                                                  ----------------
NORTHERN MARIANA ISLES (0.3%)

  Northern Mariana Islands GO                    7.375%              6/1/2030 *                       10,500               10,789

OHIO (3.4%)
Butler County OH Transp. Improvement Dist. Rev.   5.50%              4/1/2009(4)                       3,000                3,416
Cleveland OH Airport System Rev. VRDO             1.35%              5/7/2003(4)                       2,400                2,400
Hamilton County OH Hosp. Fac. Rev.
(Health Alliance of Greater Cincinnati) VRDO      1.25%              5/7/2003(1)                       2,095                2,095
Kent State Univ. Ohio VRDO                        1.35%              5/7/2003(1)                       1,500                1,500
Montgomery County OH Hosp. Fac. Rev.
  (Grandview Hosp.)                               5.25%             12/1/2004(9) (ETM)                 2,250                2,387
Montgomery County OH Hosp. Fac. Rev.
  (Grandview Hosp.)                              5.375%             12/1/2005(9) (ETM)                 2,400                2,625
Montgomery County OH Hosp. Fac. Rev.
  (Grandview Hosp.)                               5.20%             12/1/2006(9) (ETM)                 5,000                5,567
Montgomery County OH Hosp. Fac. Rev.
  (Grandview Hosp.)                               5.75%             12/1/2007(9) (ETM)                 3,300                3,784
Montgomery County OH Hosp. Fac. Rev.
  (Grandview Hosp.)                               5.35%             12/1/2008(9) (ETM)                 4,615                5,238
Montgomery County OH Hosp. Fac. Rev.
  (Grandview Hosp.)                               5.40%             12/1/2009(9) (ETM)                 3,850                4,412
Ohio Air Quality Dev. Auth.
  (Cincinnati Gas & Electric Co.) VRDO            1.40%              5/1/2003    LOC                   2,700                2,700
Ohio Air Quality Dev. Auth. PCR
  (Cleveland Electric) PUT                        4.60%             10/1/2003                          4,500                4,527
Ohio Air Quality Dev. Auth. PCR
  (Ohio Edison Co.) PUT                           5.80%             12/1/2004                         10,000               10,216
Ohio Higher Educ. Fac. Comm. Rev.
  (Kenyon College) VRDO                           1.40%              5/7/2003                          3,800                3,800
Ohio PCR (Sohio Air British Petroleum Co.) VRDO   1.35%              5/1/2003                          5,700                5,700
Ohio Solid Waste Rev.
  (General Motors Corp.)                          6.30%             12/1/2032                         12,000               12,640
Ohio Solid Waste Rev. (Waste Management Inc.)     4.85%             11/1/2007                         15,465               16,040
Ohio Water Dev. Auth. PCR
  (Cleveland Electric) PUT                        4.60%             10/1/2003                          3,550                3,571
Ohio Water Dev. Auth. PCR
  (Pennsylvania Power Co.) PUT                    5.90%             12/1/2004                          5,200                5,320
Ohio Water Dev. Auth. PCR (Toledo-Edison) PUT     5.58%             6/15/2004                         18,800               19,137
Parma OH Hosp. Improvement Rev.
(Parma Community General Hosp.)                   5.35%             11/1/2018                          2,500                2,567
Scioto County OH Marine Terminal Fac.
  (Norfolk Southern Corp.)                        5.30%             8/15/2013                         14,750               15,166
                                                                                                                  ----------------
                                                                                                                  $       134,808
                                                                                                                  ----------------
OKLAHOMA (1.1%)
Jackson County OK Memorial Hosp. Auth. Rev.
  (Jackson Memorial)                              6.75%              8/1/2004                          1,560                1,560
Oklahoma Dev. Finance Auth. Rev.
  (Hillcrest Hosp.)                              5.625%             8/15/2029                         17,850               13,331
Tulsa OK Muni. Airport Transp. Rev.
  (American Airlines) PUT                         5.80%             12/1/2004                         17,500               10,256
Tulsa OK Muni. Airport Transp. Rev.
  (American Airlines) PUT                         5.65%             12/1/2008                         32,500               18,371
                                                                                                                  ----------------
                                                                                                                  $        43,518
                                                                                                                  ----------------
OREGON (1.2%)
Clackamas County OR Hosp. Fac. Auth. Rev.
  (Legacy Health System)                          5.25%              5/1/2021                          5,000                5,130
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
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
                                                                                                        FACE               MARKET
                                                                        MATURITY                      AMOUNT               VALUE*
HIGH-YIELD TAX-EXEMPT FUND                       COUPON                     DATE                       (000)                (000)
----------------------------------------------------------------------------------------------------------------------------------
Klamath Falls OR Electric Rev.                    5.50%              1/1/2007                $        11,000      $        11,688
Klamath Falls OR Electric Rev.                    5.75%              1/1/2013                         20,000               20,140
Portland OR Sewer System Rev.                     5.50%              6/1/2017(1)                       5,000                5,472
Umatilla County OR Hosp. Fac. Auth. Rev.
  (Catholic Health Initiative)                    5.75%             12/1/2020                          3,000                3,213
Umatilla County OR Hosp. Fac. Auth. Rev.
  (Catholic Health Initiative)                    5.50%              3/1/2032                          4,000                4,110
                                                                                                                  ----------------
                                                                                                                  $        49,753
                                                                                                                  ----------------
PENNSYLVANIA (4.5%)
Allegheny County PA Airport Rev.
  (Pittsburgh International Airport)              5.75%              1/1/2011(1)                       6,000                6,746
Beaver County PA IDA PCR (Toledo Edison) PUT      4.85%              6/1/2004                         20,850               21,085
Bucks County PA IDA (Chandler Health Care)        5.70%              5/1/2009                          1,620                1,589
Bucks County PA IDA (Chandler Health Care)        6.20%              5/1/2019                          1,000                  954
Delaware County PA Hosp. Auth. Rev.
  (Crozer Chester Medical Center)                 5.30%             12/1/2027                          8,905                7,781
Delaware County PA IDA PCR (PECO Energy Co.)
  PUT                                             5.20%             10/1/2004                          1,250                1,300
Delaware County PA IDA Resource Recovery Rev.
  (American Fuel)                                 6.10%              1/1/2006                          5,500                5,874
Geisinger Health System Auth. of Pennsylvania Rev.
  (Penn State Geisinger Health System)            5.50%             8/15/2023                         27,700               30,346
Geisinger Health System Auth. of Pennsylvania Rev.
  (Penn State Geisinger Health System) VRDO       1.35%              5/1/2003                          1,400                1,400
Montgomery County PA IDA PCR (PECO Energy) PUT    5.20%             10/1/2004                         16,275               16,929
Pennsylvania Convention Center Auth. Rev.         6.60%              9/1/2009(4)                       2,500                2,723
Pennsylvania Convention Center Auth. Rev.         6.70%              9/1/2014(4)                       3,500                3,808
Pennsylvania Convention Center Auth. Rev.         6.75%              9/1/2019(4)                       3,695                4,019
Pennsylvania Econ. Dev. Auth. Rev.
  (Colver Project)                                7.05%             12/1/2010                          2,500                2,587
Pennsylvania Econ. Dev. Auth. Rev.
  (Colver Project)                               7.125%             12/1/2015                         14,000               14,530
Pennsylvania Higher Educ. Fac. Auth. Rev.
  (Univ. of Pennsylvania Health System Obligated
   Group) VRDO                                    1.35%              5/7/2003    LOC                   3,900                3,900
Philadelphia PA Auth. Ind. Dev. Special Fac. Rev. 7.50%              5/1/2010    **                    4,436                    6
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
  (Methodist Hosp.)                               7.75%              7/1/2004    (Prere.)             11,355               12,320
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
  (Roxborough Memorial Hosp.)                     7.25%            12/31/2007                            185                  132
Philadelphia PA Muni. Auth. Rev.                 6.125%             7/15/2008                          4,000                4,105
Philadelphia PA Muni. Auth. Rev.                  6.25%             7/15/2013                          5,785                5,925
Philadelphia PA Muni. Auth. Rev.                  6.30%             7/15/2017                          1,750                1,791
Philadelphia PA Water & Waste Water Rev.          7.00%             6/15/2011(3)                      21,500               26,782
Sayre PA Health Care Fac. Auth. Rev.
  (VHA of Pennsylvania, Pooled Capital Asset
    Financial Program) VRDO                       1.40%              5/7/2003(2)                         700                  700
                                                                                                                  ----------------
                                                                                                                  $       177,332
                                                                                                                  ----------------
RHODE ISLAND (0.1%)
Rhode Island Convention Center Auth. Rev.         5.75%             5/15/2003(2) (Prere.)              5,000                5,110

SOUTH CAROLINA (1.1%)
Richland County SC (International Paper)          6.10%              4/1/2023                         22,750               22,873
South Carolina Jobs Econ. Dev. Auth. Hosp.
Improvement Rev. (Palmetto Health Alliance)      7.375%            12/15/2021                         19,500               21,542
                                                                                                                  ----------------
                                                                                                                  $       44,415
                                                                                                                  ----------------

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE               MARKET
                                                                        MATURITY                      AMOUNT               VALUE*
HIGH-YIELD TAX-EXEMPT FUND                       COUPON                     DATE                       (000)                (000)
----------------------------------------------------------------------------------------------------------------------------------
TENNESSEE (2.0%)
Memphis-Shelby County TN Airport Auth. Rev.       5.05%              9/1/2012                $         5,000      $         5,297
Memphis-Shelby County TN Airport Auth. Rev.       6.00%              3/1/2024(2) 7,450 8,128
Metro. Govt. of Nashville & Davidson
   County TN Electric Rev.                        5.20%             5/15/2023                         17,000               17,730
Metro. Govt. of Nashville & Davidson County TN GO 5.50%            10/15/2015(3)                      14,935               16,872
Metro. Govt. of Nashville & Davidson County TN GO 5.50%            10/15/2016(3)                      13,545               15,218
Metro. Govt. of Nashville & Davidson County TN
Health & Educ. Fac. (Vanderbilt Univ.) VRDO       1.32%              5/1/2003                         14,500               14,500
Springfield TN Health & Educ. Fac. Board Hosp. Rev.
(Northcrest Medical Center)                       4.90%              8/1/2008                          3,490                3,516
                                                                                                                  ----------------
                                                                                                                  $        81,261
                                                                                                                  ----------------
TEXAS (8.2%)
Austin TX Airport System Rev.                     6.45%            11/15/2020(1)                      17,040               18,962
Brazos River Auth. Texas PCR
  (Texas Util. Electric Co.) PUT                  5.40%              5/1/2006                         10,970               10,946
Brazos River Auth. Texas PCR
  (Texas Util. Electric Co.) PUT                  5.40%              5/1/2006                         24,770               24,715
Brazos River Auth. Texas Rev.
  (Reliant Energy Inc.)                          5.375%              4/1/2019                          6,000                5,019
Brazos River Auth. Texas Rev.
  (Reliant Energy Inc.) PUT                       7.75%             12/1/2018                          5,000                5,211
Brazos River TX Harbor Navigation Dist. Brazoria
County Environmental
  (Dow Chemical Co. Project) PUT                  5.20%             5/15/2008                         35,200               36,428
Harris County TX GO                               0.00%             10/1/2013(1)                       9,630                6,221
Harris County TX GO VRDO                          1.35%              5/7/2003                            900                  900
Harris County TX Health Fac. Dev. Corp. Rev.
  (Methodist Hosp.) VRDO                          1.35%              5/1/2003                         16,800               16,800
Harris County TX Hosp. Dist. Rev.                 7.40%             2/15/2010(2)                      10,165               11,984
Harris County TX Hosp. Dist. Rev.                 7.40%             2/15/2010(2)(ETM)                  7,335                8,429
Harris County TX Hosp. Dist. Rev.                 6.00%             2/15/2014(1)                      13,985               15,813
Harris County TX Sports Auth. Rev.                0.00%            11/15/2026(1)                      10,000                2,872
Harris County TX Sports Auth. Rev.                0.00%            11/15/2028(1)                      10,000                2,560
Harris County TX Sports Auth. Rev.                0.00%            11/15/2030(1)                      10,000                2,299
Hidalgo County TX Health Mission Hosp.           6.875%             8/15/2026                          7,880                7,883
Houston TX Airport System Special Fac. Rev.
 (Continental Airlines Inc.)                      6.75%              7/1/2029                          7,815                4,615
Houston TX Water & Sewer System Rev.              0.00%             12/1/2010(2)                       5,000                3,788
Houston TX Water & Sewer System Rev.              0.00%             12/1/2011(2)                      24,810               17,735
Houston TX Water & Sewer System Rev.              0.00%             12/1/2012(2)                      26,000               17,623
Lower Colorado River Auth. TX PCR
  (Samsung Austin Semiconductor LLC)              6.95%              4/1/2030                         11,000               11,979
Lower Colorado River Auth. TX Rev.                6.00%             5/15/2013(4)                       9,700               11,343
Odessa TX Junior College Dist. Rev.              8.125%              6/1/2005    (Prere.)              9,180               10,548
Sabine River Auth. TX PCR
  (Texas Util. Electric Co.) PUT                  5.75%             11/1/2011                         11,000               10,719
San Antonio TX Electric & Gas Rev.                5.00%              2/1/2017    (ETM)                 2,560                2,831
Texas Muni. Power Agency Rev.                     0.00%              9/1/2016(1)                      13,845                7,539
Texas Muni. Power Agency Rev.                     0.00%              9/1/2016(1)(ETM)                    155                   86
Texas Turnpike Auth. Central Texas
  Turnpike System Rev.                            0.00%             8/15/2030(2)                      55,000               12,779
Texas Turnpike Auth. Dallas Northway Rev.
  (President George Bush Turnpike)                0.00%              1/1/2011(2)                       7,000                5,186
Texas Water Dev. Board GO                         5.75%              8/1/2031                         21,395               23,343
Tyler TX Health Fac. Dev. Corp.
  (Mother Frances Hosp.)                          5.30%              7/1/2007                          2,250                2,254
Tyler TX Health Fac. Dev. Corp.
  (Mother Frances Hosp.)                          5.40%              7/1/2008                          2,500                2,503
Tyler TX Health Fac. Dev. Corp.
  (Mother Frances Hosp.)                          5.50%              7/1/2009                          2,000                2,002
Tyler TX Health Fac. Dev. Corp.
  (Mother Frances Hosp.)                         5.625%              7/1/2013                          1,680                1,681
                                                                                                                  ----------------
                                                                                                                  $       325,596
                                                                                                                  ----------------

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE               MARKET
                                                                        MATURITY                      AMOUNT               VALUE*
HIGH-YIELD TAX-EXEMPT FUND                       COUPON                     DATE                       (000)                (000)
----------------------------------------------------------------------------------------------------------------------------------
UTAH (1.0%)
Intermountain Power Agency Utah Power
  Supply Rev.                                     5.70%              7/1/2017(1)             $        12,000      $        13,451
Intermountain Power Agency Utah Power
  Supply Rev.                                     5.00%              7/1/2021                          9,460                9,476
Intermountain Power Agency Utah Power
  Supply Rev.                                     5.00%              7/1/2021                         12,500               12,710
Salt Lake County UT PCR (British Petroleum)
  VRDO                                            1.35%              5/1/2003                          5,200                5,200
                                                                                                                  ----------------
                                                                                                                  $        40,837
                                                                                                                  ----------------
VIRGIN ISLANDS (1.5%)
Virgin Islands Public Finance Auth. Rev.          5.50%             10/1/2007                          6,530                7,192
Virgin Islands Public Finance Auth. Rev.          6.00%             10/1/2008                          4,915                5,312
Virgin Islands Public Finance Auth. Rev.          5.20%             10/1/2009                          3,065                3,303
Virgin Islands Public Finance Auth. Rev.          5.75%             10/1/2013                         11,000               11,365
Virgin Islands Public Finance Auth. Rev.         5.875%             10/1/2018                         19,000               19,481
Virgin Islands Public Finance Auth. Rev.         6.375%             10/1/2019                         10,000               11,143
                                                                                                                  ----------------
                                                                                                                  $        57,796
                                                                                                                  ----------------
VIRGINIA (4.0%)
Alexandria VA Redev. & Housing Auth. Rev.
  (Portals West)                                  7.25%             10/1/2031                          5,860                5,715
Alexandria VA Redev. & Housing Auth. Rev.
  (Portals West)                                  8.25%              4/1/2032                            475                  461
Charles City County VA IDA Solid Waste Disposal Rev.
  (Waste Management)                             4.875%              2/1/2009                          7,750                7,868
Chesterfield County VA Mortgage Rev.
  (Brandermill Woods)                             6.50%              1/1/2028                         15,586               15,303
Henrico County VA Econ. Dev. (Bon Secours)        5.60%            11/15/2030                          7,600                7,878
Lynchburg VA IDA Healthcare Facs. Rev.
  (Centra Health)                                 5.20%              1/1/2018                          3,500                3,617
Metro. Washington Airports Auth. Airport
  System Rev.                                     5.70%             10/1/2007(1)                      12,900               13,706
Metro. Washington Airports Auth. Airport
  System Rev.                                     5.50%             10/1/2009(3)                       6,795                7,458
Metro. Washington Airports Auth. Airport
  System Rev.                                     5.50%             10/1/2010(3)                       7,270                8,062
Metro. Washington Airports Auth. Airport
  System Rev.                                     5.50%             10/1/2013(1)                       2,500                2,760
Metro. Washington Airports Auth. Airport
  System Rev.                                    5.875%             10/1/2015(1)                       7,400                7,899
Metro. Washington Airports Auth. Airport
  System Rev.                                     5.50%             10/1/2016(1)                       2,775                3,023
Metro. Washington Airports Auth. Airport
  System Rev.                                     5.50%             10/1/2017(1)                       2,000                2,164
Metro. Washington Airports Auth. Airport
  System Rev.                                     5.50%             10/1/2018(1)                       2,000                2,151
Metro. Washington Airports Auth. Airport
  System Rev.                                     5.50%             10/1/2027(1)                      24,000               25,080
Pocahontas Parkway Assoc. Virginia
Route 895 Connector Toll Road Rev.                5.25%             8/15/2007                          4,600                4,026
Pocahontas Parkway Assoc. Virginia
Route 895 Connector Toll Road Rev.                5.25%             8/15/2009                          6,000                4,961
Pocahontas Parkway Assoc. Virginia
Route 895 Connector Toll Road Rev.                5.00%             8/15/2010                          6,100                4,829
Pocahontas Parkway Assoc. Virginia
Route 895 Connector Toll Road Rev.                5.00%             8/15/2011                          3,900                2,992
Pocahontas Parkway Assoc. Virginia
Route 895 Connector Toll Road Rev.                5.50%             8/15/2028                         30,000               19,867
Virginia Beach VA Dev. Auth. Residential Care Fac.
Mortgage Rev. (Westminster Canterbury)            7.25%             11/1/2032                          9,000                9,611
                                                                                                                  ----------------
                                                                                                                  $       159,431
                                                                                                                  ----------------
WASHINGTON (1.6%)
Chelan County WA Public Util. Dist.
  (Rock Island Hydro)                             0.00%              6/1/2010(1)                      19,550               15,053
Chelan County WA Public Util. Dist.
  (Rock Island Hydro)                             0.00%              6/1/2011(1)                      11,400                8,288
Chelan County WA Public Util. Dist.
  (Rock Island Hydro)                             0.00%              6/1/2012(1)                      19,650               13,551
Port of Seattle WA Rev.                           5.75%              5/1/2014                         15,600               16,159
Spokane WA Downtown Parking Rev.
  (River Park Square)                             5.60%              8/1/2019                          6,000                3,030
Washington (Motor Vehicle Fuel Tax) GO            5.75%              7/1/2018(3)                       6,790                7,476
                                                                                                                  ---------------
                                                                                                                  $        63,557
                                                                                                                  ---------------

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE               MARKET
                                                                        MATURITY                      AMOUNT               VALUE*
HIGH-YIELD TAX-EXEMPT FUND                       COUPON                     DATE                       (000)                (000)
----------------------------------------------------------------------------------------------------------------------------------
WEST VIRGINIA (0.3%)
West Virginia Building Comm. Rev.
  (Jail & Correction Fac.)                        7.00%              7/1/2013(1) (ETM)       $         8,390      $        10,809
                                                                                                                  ----------------
----------------------------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
  (Cost $3,740,098)                                                                                               $     3,909,800
----------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (1.8%)
----------------------------------------------------------------------------------------------------------------------------------
Other Assets-Note B                                                                                                       114,692
Liabilities                                                                                                               (44,271)
                                                                                                                  ----------------
                                                                                                                  $        70,421
                                                                                                                  ----------------
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (100%) $3,980,221
==================================================================================================================================
(+)See Note A in Notes to Financial Statements.
*Securities  with a value of $9,000,000  have been  segregated as initial margin for open futures contracts.
**Non-income-producing security-interest payments in default.
For key to abbreviations and other references, see page 108.


--------------------------------------------------------------------------------
AT APRIL 30, 2003, NET ASSETS CONSISTED OF:
                                                                       Amount
                                                                        (000)
--------------------------------------------------------------------------------
Paid-in Capital                                                $    3,899,832
Undistributed Net Investment Income                                        --
Accumulated Net Realized Losses                                       (87,236)
Unrealized Appreciation (Depreciation)
  Investment Securities                                               169,702
  Futures Contracts                                                    (2,077)
--------------------------------------------------------------------------------
NET ASSETS $3,980,221
================================================================================

Investor Shares-Net Assets
Applicable to 248,105,843 outstanding $.001
  par value shares of beneficial interest
    (unlimited authorization)                                  $    2,649,250
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-INVESTOR SHARES                      $        10.68
================================================================================
Admiral Shares-Net Assets
Applicable to 124,647,176 outstanding $.001
  par value shares of beneficial interest
    (unlimited authorization)                                  $    1,330,971
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-ADMIRAL SHARES                       $        10.68
================================================================================
See Note D in Notes to Financial Statements for the tax-basis components of net assets.

KEY TO ABBREVIATIONS

BAN-Bond Anticipation Note.
COP-Certificate of Participation.
CP-Commercial Paper.
FR-Floating Rate.
GAN-Grant Anticipation Note.
GO-General Obligation Bond.
IDA-Industrial Development Authority Bond.
IDR-Industrial Development Revenue Bond.
PCR-Pollution Control Revenue Bond.
PUT-Put Option Obligation.
RAN-Revenue Anticipation Note.
TAN-Tax Anticipation Note.
TOB-Tender Option Bond.
TRAN-Tax Revenue Anticipation Note.
VRDO-Variable Rate Demand Obligation.
(ETM)-Escrowed to Maturity.
(Prere.)-Prerefunded.
+ Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of April 30, 2003.


SCHEDULED PRINCIPAL AND INTEREST PAYMENTS ARE GUARANTEED BY:

(1)  MBIA (Municipal Bond Insurance Association).
(2)  AMBAC (Ambac Assurance Corporation).
(3)  FGIC (Financial Guaranty Insurance Company).
(4)  FSA (Financial Security Assurance).
(5)  BIGI (Bond Investors Guaranty Insurance).
(6)  Connie Lee Inc.
(7)  FHA (Federal Housing Authority).
(8)  CapMAC (Capital Markets Assurance Corporation).
(9)  American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.

The insurance does not guarantee the market value of the municipal bonds.

LOC-Scheduled principal and interest payments are guaranteed by bank letter of credit.

ALL RIGHTS RESERVED.
VANGUARD MARKETING
CORPORATION, DISTRIBUTOR.

F952 062003

Item 2: Code(s) of Ethics for senior financial officers - Item not applicable to semi-annual report.

Item 3: Audit Committee Financial Expert - Item not applicable to semi-annual report.

Item 4: Principal Accountant Fees and Services - Item not applicable to semi-annual report.

Item 5: Not Applicable.

Item 6: Reserved.

Item 7: Not applicable.

Item 8: Reserved.

Item 9: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Controls. There were no significant changes in Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10: Exhibits attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

            VANGUARD MUNICIPAL BOND FUNDS

BY:_____________(signature)________________
              (HEIDI STAM)
            JOHN J. BRENNAN*
        CHIEF EXECUTIVE OFFICER


Date:  June 16, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

            VANGUARD MUNICIPAL BOND FUNDS

BY:_____________(signature)________________
              (HEIDI STAM)
            JOHN J. BRENNAN*
        CHIEF EXECUTIVE OFFICER


Date:  June 16, 2003

            VANGUARD MUNICIPAL BOND FUNDS


BY:_____________(signature)________________
               (HEIDI STAM)
              THOMAS J. HIGGINS*
                 TREASURER

Date:  June 16, 2003


*By Power of Attorney. See File Number 2-57689, filed on December 26, 2002. Incorporated by Reference.